UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number:
811-05742
Name of Fund:
BlackRock FundsSM
iShares Enhanced Roll Yield Index Fund
iShares U.S. Intermediate Credit Bond Index Fund
iShares U.S. Intermediate Government Bond Index Fund
iShares U.S. Long Credit Bond Index Fund
iShares U.S. Long Government Bond Index Fund
iShares U.S. Securitized Bond Index Fund

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809
Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock FundsSM, 50 Hudson Yards, New York, NY 10001
Registrant's telephone number, including area code:
(800) 441-7762
Date of fiscal year end:
10/31/2026
Date of reporting period:
4/30/2026
Item 1 — Report to Stockholders
(a) The Report to Shareholders is attached herewith

iShares Enhanced Roll Yield Index Fund
BERYX
Semi-Annual Shareholder Report — April 30, 2026

This semi-annual shareholder report contains important information about iShares Enhanced Roll Yield Index Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Enhanced Roll Yield Index Fund	$0(a)	0.00%(b)(c)
(a)	Rounds to less than $1.
(b)	Annualized.
(c)	Rounds to less than 0.01%.
Key Fund statistics
Net Assets	$455,024,218
Number of Portfolio Holdings	161
Portfolio Turnover Rate	0%
What did the Fund invest in?
(as of April 30, 2026)
Portfolio composition
Asset Type	Percent of Net Assets
U.S. Treasury Obligations	59.8%
Certificates of Deposit	20.3%
Futures contracts, net cumulative appreciation	12.6%
Money Market Funds	9.3%
Commercial Paper	3.2%
Liabilities in Excess of Other Assets	(5.2)
Ten largest holdings
Security	Percent of Net Assets
BlackRock Cash Funds: Treasury, SL Agency Shares	9.3%
U.S. Treasury Bills, 4.32%, 07/14/26	5.4%
U.S. Treasury Bills, 4.40%, 06/02/26	3.9%
U.S. Treasury Bills, 4.00%, 08/14/26	3.3%
U.S. Treasury Bills, 3.79%, 08/24/26	3.3%
U.S. Treasury Bills, 4.03%, 02/19/27	3.3%
U.S. Treasury Bills, 3.98%, 08/10/26	3.3%
U.S. Treasury Bills, 4.05%, 11/13/26	3.3%
U.S. Treasury Bills, 3.75%, 02/05/27	3.2%
U.S. Treasury Bills, 3.90%, 09/14/26	3.2%
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Enhanced Roll Yield Index Fund
BERYX
Semi-Annual Shareholder Report — April 30, 2026
BERYX-04/26-SAR

iShares U.S. Intermediate Credit Bond Index Fund
BICBX
Semi-Annual Shareholder Report — April 30, 2026

This semi-annual shareholder report contains important information about iShares U.S. Intermediate Credit Bond Index Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Intermediate Credit Bond Index Fund	$0(a)	0.00%(b)(c)
(a)	Rounds to less than $1.
(b)	Annualized.
(c)	Rounds to less than 0.01%.
Key Fund statistics
Net Assets	$3,687,958,485
Number of Portfolio Holdings	5,805
Portfolio Turnover Rate	11%
What did the Fund invest in?
(as of April 30, 2026)
Portfolio composition
Investment Type	Percent of Total Investments(a)
Corporate Bonds	88.7%
Foreign Agency Obligations	10.8%
Municipal Bonds	0.5%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares U.S. Intermediate Credit Bond Index Fund
BICBX
Semi-Annual Shareholder Report — April 30, 2026
BICBX-04/26-SAR

iShares U.S. Intermediate Government Bond Index Fund
BIGBX
Semi-Annual Shareholder Report — April 30, 2026

This semi-annual shareholder report contains important information about iShares U.S. Intermediate Government Bond Index Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Intermediate Government Bond Index Fund	$0(a)	0.00%(b)(c)
(a)	Rounds to less than $1.
(b)	Annualized.
(c)	Rounds to less than 0.01%.
Key Fund statistics
Net Assets	$7,697,357,911
Number of Portfolio Holdings	217
Portfolio Turnover Rate	16%
What did the Fund invest in?
(as of April 30, 2026)
Portfolio composition
Investment Type	Percent of Total Investments(a)
U.S. Treasury Obligations	98.6%
U.S. Government Sponsored Agency Securities	1.4%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares U.S. Intermediate Government Bond Index Fund
BIGBX
Semi-Annual Shareholder Report — April 30, 2026
BIGBX-04/26-SAR

iShares U.S. Long Credit Bond Index Fund
BLCBX
Semi-Annual Shareholder Report — April 30, 2026

This semi-annual shareholder report contains important information about iShares U.S. Long Credit Bond Index Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Long Credit Bond Index Fund	$0(a)	0.00%(b)(c)
(a)	Rounds to less than $1.
(b)	Annualized.
(c)	Rounds to less than 0.01%.
Key Fund statistics
Net Assets	$2,389,993,455
Number of Portfolio Holdings	3,323
Portfolio Turnover Rate	9%
What did the Fund invest in?
(as of April 30, 2026)
Portfolio composition
Investment Type	Percent of Total Investments(a)
Corporate Bonds	90.4%
Foreign Agency Obligations	5.7%
Municipal Bonds	3.9%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares U.S. Long Credit Bond Index Fund
BLCBX
Semi-Annual Shareholder Report — April 30, 2026
BLCBX-04/26-SAR

iShares U.S. Long Government Bond Index Fund

BLGBX

Semi-Annual Shareholder Report — April 30, 2026

This semi-annual shareholder report contains important information about iShares U.S. Long Government Bond Index Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Long Government Bond Index Fund	$0(a)	0.00%(b)(c)
(a)	Rounds to less than $1.
(b)	Annualized.
(c)	Rounds to less than 0.01%.
Key Fund statistics
Net Assets	$3,037,670,819
Number of Portfolio Holdings	104
Portfolio Turnover Rate	7%
What did the Fund invest in?
(as of April 30, 2026)
Portfolio composition
Investment Type	Percent of Total Investments(a)
U.S. Treasury Obligations	99.2%
U.S. Government Sponsored Agency Securities	0.8%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares U.S. Long Government Bond Index Fund
BLGBX
Semi-Annual Shareholder Report — April 30, 2026
BLGBX-04/26-SAR

iShares U.S. Securitized Bond Index Fund
BISBX
Semi-Annual Shareholder Report — April 30, 2026

This semi-annual shareholder report contains important information about iShares U.S. Securitized Bond Index Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Securitized Bond Index Fund	$0(a)	0.00%(b)(c)
(a)	Rounds to less than $1.
(b)	Annualized.
(c)	Rounds to less than 0.01%.
Key Fund statistics
Net Assets	$5,799,521,298
Number of Portfolio Holdings	1,990
Portfolio Turnover Rate	110%
What did the Fund invest in?
(as of April 30, 2026)
Portfolio composition
Investment Type	Percent of Total Investments(a)
U.S. Government Sponsored Agency Securities	96.0%
Non-Agency Mortgage-Backed Securities	2.5%
Asset-Backed Securities	1.4%
Corporate Bonds	0.1%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares U.S. Securitized Bond Index Fund
BISBX
Semi-Annual Shareholder Report — April 30, 2026
BISBX-04/26-SAR

(b) Not Applicable

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrant – Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.

April 30, 2026
2026 Semi-Annual Financial Statements and Additional Information (Unaudited)

BlackRock FundsSM
• iShares U.S. Intermediate Credit Bond Index Fund
• iShares U.S. Intermediate Government Bond Index Fund
• iShares U.S. Long Credit Bond Index Fund
• iShares U.S. Long Government Bond Index Fund
• iShares U.S. Securitized Bond Index Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Table of Contents

Derivative Financial Instruments
The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Funds must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Funds’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

Derivative Financial Instruments

Schedule of Investments (unaudited)
April 30, 2026
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds
Advertising Agencies — 0.1%
Omnicom Group, Inc.
4.65%, 10/01/28	$326	$ 326,721
4.20%, 03/02/29	180	177,902
4.75%, 03/30/30	379	380,123
2.45%, 04/30/30	455	418,246
4.20%, 06/01/30	350	343,595
2.40%, 03/01/31	185	165,340
2.60%, 08/01/31	583	523,053
5.00%, 06/02/33(a)	225	220,682
5.30%, 11/01/34(a)	375	371,422
5.30%, 06/02/36(a)	225	217,277
		3,144,361
Aerospace & Defense — 1.3%
Boeing Co.
6.26%, 05/01/27	475	483,220
3.25%, 02/01/28	632	619,839
3.25%, 03/01/28	300	293,847
3.45%, 11/01/28	248	241,968
3.20%, 03/01/29	625	603,047
6.30%, 05/01/29	890	933,444
2.95%, 02/01/30	470	444,199
5.15%, 05/01/30	2,615	2,656,449
3.63%, 02/01/31	875	834,390
6.39%, 05/01/31	645	689,187
6.13%, 02/15/33	200	213,538
3.60%, 05/01/34	614	551,731
6.53%, 05/01/34	1,540	1,684,028
3.25%, 02/01/35	570	492,344
Embraer Netherlands Finance BV, 5.98%, 02/11/35	450	468,894
GE Capital Funding LLC, 4.55%, 05/15/32	250	248,813
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35	800	765,546
General Dynamics Corp.
2.63%, 11/15/27	350	342,430
3.75%, 05/15/28	687	682,339
3.63%, 04/01/30	688	669,020
2.25%, 06/01/31	279	251,248
4.95%, 08/15/35(a)	500	502,833
General Electric Co.
4.30%, 07/29/30(a)	545	543,987
6.75%, 03/15/32	717	796,445
HEICO Corp.
5.25%, 08/01/28	276	280,980
5.35%, 08/01/33	380	386,620
Hexcel Corp.
4.90%, 05/15/31	85	85,029
5.88%, 02/26/35	200	205,584
Honeywell Aerospace, Inc.(b)
3.90%, 03/16/28	925	918,074
4.00%, 03/16/29	925	914,910
4.30%, 03/16/31	1,550	1,530,793
4.60%, 03/16/33	925	913,619
4.95%, 03/16/36	1,595	1,577,019
Howmet Aerospace, Inc.
6.75%, 01/15/28	251	260,861
3.00%, 01/15/29	576	555,329
4.85%, 10/15/31(a)	312	314,570
4.55%, 11/15/32	225	221,317
4.75%, 04/15/36	400	388,039
Security	Par (000)	Value
Aerospace & Defense (continued)
Huntington Ingalls Industries, Inc.
3.48%, 12/01/27	$350	$ 344,483
2.04%, 08/16/28	329	312,063
5.35%, 01/15/30	350	357,293
4.20%, 05/01/30	374	367,366
5.75%, 01/15/35	250	258,670
L3Harris Technologies, Inc.
4.40%, 06/15/28	1,163	1,163,043
5.05%, 06/01/29	651	662,660
2.90%, 12/15/29	233	220,599
1.80%, 01/15/31	542	476,242
5.25%, 06/01/31	650	665,954
5.40%, 07/31/33	1,016	1,042,547
5.35%, 06/01/34	451	459,337
4.85%, 04/27/35	250	245,263
Lockheed Martin Corp.
5.10%, 11/15/27(a)	420	426,385
4.45%, 05/15/28	294	295,394
4.15%, 08/15/28	300	299,995
4.50%, 02/15/29	242	243,509
1.85%, 06/15/30(a)	316	285,682
4.40%, 08/15/30(a)	390	389,707
4.70%, 12/15/31(a)	479	484,405
3.90%, 06/15/32(a)	632	612,761
5.25%, 01/15/33(a)	800	829,995
4.75%, 02/15/34(a)	500	499,018
4.80%, 08/15/34	300	298,927
3.60%, 03/01/35(a)	382	348,693
5.00%, 08/15/35	450	452,735
Northrop Grumman Corp.
3.25%, 01/15/28	1,255	1,233,720
4.60%, 02/01/29	325	327,234
4.40%, 05/01/30	573	572,388
4.65%, 07/15/30(a)	450	452,689
4.70%, 03/15/33	778	773,413
4.90%, 06/01/34	532	530,838
5.25%, 07/15/35	340	346,329
RTX Corp.
4.13%, 11/16/28	1,821	1,813,789
5.75%, 01/15/29	410	424,629
2.25%, 07/01/30	873	799,754
6.00%, 03/15/31	830	881,554
1.90%, 09/01/31	829	723,355
2.38%, 03/15/32	873	771,539
5.15%, 02/27/33	420	428,248
6.10%, 03/15/34	977	1,051,386
5.40%, 05/01/35	200	206,457
		47,945,578
Automobile Components — 0.1%
BorgWarner, Inc.
2.65%, 07/01/27	749	734,242
4.95%, 08/15/29	345	349,254
5.40%, 08/15/34	265	268,909
Lear Corp.
3.80%, 09/15/27	350	346,883
4.25%, 05/15/29	129	127,282
3.50%, 05/30/30	254	241,504
2.60%, 01/15/32	209	184,633
Magna International, Inc.
5.05%, 03/14/29	180	182,586
2.45%, 06/15/30	505	464,608

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Automobile Components (continued)
Magna International, Inc. (continued)
5.50%, 03/21/33(a)	$280	$ 287,801
5.88%, 06/01/35(a)	225	234,033
		3,421,735
Automobiles — 2.5%
American Honda Finance Corp.
4.55%, 07/09/27(a)	675	675,788
4.90%, 07/09/27	300	301,579
4.45%, 10/22/27	425	424,816
4.70%, 01/12/28(a)	400	401,076
3.50%, 02/15/28	252	247,548
4.55%, 03/03/28	300	300,012
2.00%, 03/24/28	447	426,534
5.13%, 07/07/28	400	404,804
4.25%, 09/01/28	375	372,498
5.65%, 11/15/28	750	769,049
4.15%, 01/08/29	325	321,168
2.25%, 01/12/29	413	388,025
4.90%, 03/13/29(a)	537	540,700
4.40%, 09/05/29	525	520,279
4.80%, 03/05/30	300	300,225
4.60%, 04/17/30	520	515,949
4.50%, 09/04/30	375	369,861
5.85%, 10/04/30	250	259,571
4.45%, 01/08/31(a)	325	319,161
1.80%, 01/13/31	300	261,239
5.05%, 07/10/31	650	653,298
4.85%, 10/23/31	425	423,011
5.15%, 07/09/32	475	476,286
4.90%, 01/10/34	511	500,287
5.20%, 03/05/35(a)	250	247,532
5.10%, 01/08/36(a)	325	317,587
Series A, 4.55%, 04/10/28(a)	115	115,082
Series A, 4.90%, 04/10/31	225	224,648
Series A, 5.20%, 04/08/33(a)	45	44,956
AutoNation, Inc.
3.80%, 11/15/27	200	197,797
1.95%, 08/01/28	136	128,320
4.45%, 01/15/29	200	198,383
4.75%, 06/01/30	529	526,408
2.40%, 08/01/31	362	318,179
3.85%, 03/01/32	400	373,235
5.89%, 03/15/35(a)	325	332,793
Cummins, Inc.
4.25%, 05/09/28	125	125,223
4.90%, 02/20/29	262	266,208
1.50%, 09/01/30	544	482,777
4.70%, 02/15/31	475	479,309
5.15%, 02/20/34	443	451,970
5.30%, 05/09/35	625	637,570
Ford Motor Co.
6.63%, 10/01/28	283	293,106
7.45%, 07/16/31(a)	600	651,974
3.25%, 02/12/32	1,600	1,403,795
6.10%, 08/19/32(a)	1,100	1,120,384
Ford Motor Credit Co. LLC
5.85%, 05/17/27	800	806,523
4.95%, 05/28/27	1,000	1,000,258
4.13%, 08/17/27	950	938,601
3.82%, 11/02/27	400	392,962
7.35%, 11/04/27	900	927,722
Security	Par (000)	Value
Automobiles (continued)
Ford Motor Credit Co. LLC (continued)
2.90%, 02/16/28	$400	$ 384,988
5.92%, 03/20/28(a)	400	405,508
6.80%, 05/12/28	1,000	1,030,766
6.80%, 11/07/28	860	892,087
2.90%, 02/10/29	400	375,655
5.80%, 03/08/29	1,000	1,012,646
4.97%, 04/06/29	940	932,233
5.11%, 05/03/29	900	894,427
5.30%, 09/06/29	600	598,204
5.88%, 11/07/29	600	609,146
7.35%, 03/06/30	600	635,279
7.20%, 06/10/30	500	528,792
5.73%, 09/05/30	800	805,953
4.00%, 11/13/30	1,100	1,032,691
6.05%, 03/05/31	700	711,854
5.42%, 04/09/31	400	396,595
3.63%, 06/17/31	800	729,086
6.05%, 11/05/31	800	811,550
6.53%, 03/19/32	500	517,438
5.75%, 04/06/33	640	634,568
7.12%, 11/07/33	745	790,276
6.13%, 03/08/34	1,050	1,055,021
6.50%, 02/07/35(a)	800	816,335
5.87%, 10/31/35(a)	900	877,194
General Motors Co.
4.20%, 10/01/27	487	484,975
6.80%, 10/01/27	696	715,217
5.35%, 04/15/28	441	447,088
5.00%, 10/01/28	440	443,829
5.40%, 10/15/29	665	679,892
5.63%, 04/15/30	275	283,043
5.60%, 10/15/32(a)	850	872,255
5.00%, 04/01/35(a)	500	483,200
6.25%, 04/15/35	300	313,965
General Motors Financial Co., Inc.
5.40%, 05/08/27	764	771,943
5.00%, 07/15/27(a)	275	276,719
5.35%, 07/15/27	735	742,292
2.70%, 08/20/27	585	571,955
3.85%, 01/05/28(a)	284	281,410
6.00%, 01/09/28	588	600,887
5.05%, 04/04/28	800	807,074
2.40%, 04/10/28	630	605,662
5.80%, 06/23/28	765	783,344
2.40%, 10/15/28	802	762,189
4.20%, 10/27/28	625	619,805
5.80%, 01/07/29	1,032	1,061,797
5.65%, 01/17/29(a)	463	473,753
4.30%, 04/06/29	750	742,777
4.75%, 04/06/29	325	325,825
5.55%, 07/15/29	913	935,694
4.90%, 10/06/29	625	628,959
5.35%, 01/07/30(a)	695	708,777
5.85%, 04/06/30	765	793,571
3.60%, 06/21/30	735	702,045
5.45%, 07/15/30	275	281,697
2.35%, 01/08/31	750	671,236
4.60%, 01/08/31	555	548,416
5.75%, 02/08/31	636	657,529
2.70%, 06/10/31	638	574,230
5.60%, 06/18/31	668	686,717
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Automobiles (continued)
General Motors Financial Co., Inc. (continued)
3.10%, 01/12/32	$934	$ 843,823
5.63%, 04/04/32	250	256,433
6.40%, 01/09/33	550	584,929
6.10%, 01/07/34	768	801,581
5.95%, 04/04/34	620	641,423
5.45%, 09/06/34	425	425,293
5.90%, 01/07/35	625	640,962
6.15%, 07/15/35(a)	475	494,571
5.45%, 01/08/36(a)	570	565,918
Honda Motor Co. Ltd.
4.44%, 07/08/28	575	573,743
4.69%, 07/08/30(a)	575	572,341
2.97%, 03/10/32	537	481,553
5.34%, 07/08/35(a)	675	674,454
Mercedes-Benz Finance North America LLC, 8.50%, 01/18/31	942	1,091,809
PACCAR Financial Corp.
5.00%, 05/13/27	250	252,462
4.25%, 06/23/27(a)	225	225,613
4.45%, 08/06/27	325	326,880
4.60%, 01/10/28	200	201,601
4.55%, 03/03/28	325	327,638
4.00%, 08/08/28	125	124,790
4.60%, 01/31/29	525	531,383
4.00%, 09/26/29	200	199,039
4.55%, 05/08/30(a)	200	201,598
5.00%, 03/22/34	375	379,685
Series R, 4.00%, 11/07/28	200	199,158
Series R, 3.90%, 02/05/29	175	173,797
Toyota Motor Corp.
4.19%, 06/30/27(a)	300	300,426
5.12%, 07/13/28	700	713,245
3.67%, 07/20/28(a)	278	275,185
2.76%, 07/02/29	120	114,429
4.45%, 06/30/30	350	350,589
2.36%, 03/25/31(a)	413	374,836
5.12%, 07/13/33(a)	175	179,299
5.05%, 06/30/35(a)	350	354,437
Toyota Motor Credit Corp.
4.50%, 05/14/27	500	502,187
1.15%, 08/13/27	150	144,592
4.55%, 09/20/27	500	503,000
4.35%, 10/08/27	892	895,010
5.45%, 11/10/27	450	458,547
3.05%, 01/11/28	278	273,099
4.63%, 01/12/28	652	657,710
1.90%, 04/06/28	411	394,195
4.05%, 09/05/28	400	398,652
5.25%, 09/11/28	416	425,319
4.65%, 01/05/29	607	612,659
3.65%, 01/08/29(a)	179	176,242
5.05%, 05/16/29	712	726,634
4.45%, 06/29/29	806	808,434
4.55%, 08/09/29	675	678,724
4.95%, 01/09/30	275	279,806
2.15%, 02/13/30	413	380,532
3.38%, 04/01/30	529	508,750
4.80%, 05/15/30	470	475,889
4.55%, 05/17/30	380	381,546
5.55%, 11/20/30	614	640,074
1.65%, 01/10/31	456	401,157
Security	Par (000)	Value
Automobiles (continued)
Toyota Motor Credit Corp. (continued)
5.10%, 03/21/31(a)	$575	$ 589,398
1.90%, 09/12/31	379	330,792
4.60%, 10/10/31	400	400,404
2.40%, 01/13/32	350	311,327
4.65%, 09/03/32	400	397,977
4.70%, 01/12/33	328	327,299
4.80%, 01/05/34	479	477,795
5.35%, 01/09/35	535	548,124
Series B, 3.75%, 01/12/28	400	397,735
Series B, 4.05%, 03/13/29	525	521,445
Series B, 4.20%, 01/10/31(a)	400	395,409
Series B, 4.60%, 03/11/33	525	517,787
Series B, 4.80%, 01/11/36(a)	400	392,776
		92,780,074
Banks — 25.1%
African Development Bank, 4.38%, 03/14/28	1,200	1,209,519
Asian Development Bank
3.75%, 04/25/28	1,500	1,495,526
4.50%, 08/25/28	1,900	1,924,515
4.00%, 01/12/33	1,300	1,283,670
3.88%, 06/14/33	1,000	977,938
4.13%, 01/12/34	1,300	1,286,998
Asian Infrastructure Investment Bank, 4.13%, 01/18/29	2,000	2,010,365
Associated Banc-Corp., (1-day SOFR + 3.03%), 6.46%, 08/29/30(c)	100	102,324
Australia & New Zealand Banking Group Ltd.
4.90%, 07/16/27	380	383,652
3.92%, 09/30/27	500	498,904
4.36%, 06/18/28	250	250,856
4.62%, 12/16/29	500	505,689
Series A, 3.92%, 12/08/28	500	496,450
Banco Bilbao Vizcaya Argentaria SA
4.15%, 03/03/29	400	395,306
5.38%, 03/13/29	600	614,338
05/08/31(d)	400	400,112
5.13%, 03/03/36	600	582,537
(1-year CMT + 1.95%), 6.03%, 03/13/35(a)(c)	600	624,368
(1-year CMT + 2.70%), 6.14%, 09/14/28(c)	400	408,567
(1-year CMT + 3.30%), 7.88%, 11/15/34(c)	400	454,264
Banco Santander SA
5.29%, 08/18/27	1,000	1,010,158
3.80%, 02/23/28	1,000	987,240
4.38%, 04/12/28	800	797,292
5.59%, 08/08/28	800	817,573
6.61%, 11/07/28	1,000	1,050,216
4.60%, 04/15/29	400	399,040
3.31%, 06/27/29	600	578,583
5.57%, 01/17/30	600	615,382
3.49%, 05/28/30	800	762,294
4.55%, 11/06/30	800	789,014
2.75%, 12/03/30	800	723,083
2.96%, 03/25/31	600	549,629
4.87%, 04/15/31	400	398,254
5.44%, 07/15/31	950	977,862
6.92%, 08/08/33	1,200	1,299,448
6.94%, 11/07/33	800	895,927
6.35%, 03/14/34	600	633,147
6.03%, 01/17/35	800	836,850
5.13%, 11/06/35	800	781,318
5.44%, 04/15/36	600	596,287

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Banco Santander SA (continued)
(1-year CMT + 0.95%), 5.37%, 07/15/28(c)	$800	$ 807,798
(1-year CMT + 1.45%), 5.54%, 03/14/30(c)	800	818,025
(1-year CMT + 1.60%), 3.23%, 11/22/32(c)	600	539,465
Bank of America Corp.
3.25%, 10/21/27	1,461	1,442,894
(1-day SOFR + 0.83%), 4.98%, 01/24/29(c)	1,500	1,511,811
(1-day SOFR + 0.87%), 4.48%, 04/23/30(c)	2,150	2,143,278
(1-day SOFR + 0.87%), 4.46%, 02/06/32(c)	1,775	1,750,274
(1-day SOFR + 1.00%), 5.16%, 01/24/31(c)	1,705	1,735,855
(1-day SOFR + 1.04%), 4.70%, 04/23/32(c)	2,150	2,141,508
(1-day SOFR + 1.06%), 2.09%, 06/14/29(c)	1,859	1,769,479
(1-day SOFR + 1.11%), 4.62%, 05/09/29(c)	1,440	1,443,522
(1-day SOFR + 1.13%), 5.05%, 02/06/37(c)	2,775	2,731,424
(1-day SOFR + 1.21%), 2.57%, 10/20/32(c)	1,928	1,720,763
(1-day SOFR + 1.22%), 2.30%, 07/21/32(c)	2,350	2,079,634
(1-day SOFR + 1.31%), 5.51%, 01/24/36(c)	2,220	2,267,015
(1-day SOFR + 1.32%), 2.69%, 04/22/32(c)	2,817	2,554,753
(1-day SOFR + 1.33%), 2.97%, 02/04/33(c)	2,268	2,052,258
(1-day SOFR + 1.37%), 1.92%, 10/24/31(c)	1,609	1,427,567
(1-day SOFR + 1.53%), 1.90%, 07/23/31(c)	1,759	1,570,659
(1-day SOFR + 1.57%), 5.82%, 09/15/29(c)	1,832	1,884,436
(1-day SOFR + 1.57%), 5.49%, 04/23/37(c)	825	818,972
(1-day SOFR + 1.63%), 5.20%, 04/25/29(c)	2,040	2,067,179
(1-day SOFR + 1.64%), 5.46%, 05/09/36(c)	1,190	1,214,657
(1-day SOFR + 1.65%), 5.47%, 01/23/35(c)	2,979	3,043,073
(1-day SOFR + 1.70%), 5.74%, 02/12/36(c)	1,445	1,471,624
(1-day SOFR + 1.74%), 5.52%, 10/25/35(c)	2,200	2,214,257
(1-day SOFR + 1.83%), 4.57%, 04/27/33(c)	2,507	2,463,566
(1-day SOFR + 1.84%), 5.87%, 09/15/34(c)	2,300	2,411,821
(1-day SOFR + 1.91%), 5.29%, 04/25/34(c)	3,080	3,125,018
(1-day SOFR + 1.91%), 5.43%, 08/15/35(c)	1,600	1,605,472
(1-day SOFR + 1.99%), 6.20%, 11/10/28(c)	1,275	1,308,376
(1-day SOFR + 2.04%), 4.95%, 07/22/28(c)	1,855	1,866,686
(1-day SOFR + 2.15%), 2.59%, 04/29/31(c)	1,900	1,755,631
(1-day SOFR + 2.16%), 5.02%, 07/22/33(c)	3,176	3,194,667
(3-mo. CME Term SOFR + 1.25%), 2.50%, 02/13/31(c)	2,203	2,039,574
(3-mo. CME Term SOFR + 1.30%), 3.42%, 12/20/28(c)	3,651	3,591,196
(3-mo. CME Term SOFR + 1.33%), 3.97%, 03/05/29(c)	1,513	1,499,799
(3-mo. CME Term SOFR + 1.44%), 3.19%, 07/23/30(c)	1,614	1,547,337
(3-mo. CME Term SOFR + 1.45%), 2.88%, 10/22/30(c)	1,327	1,254,325
(3-mo. CME Term SOFR + 1.47%), 3.97%, 02/07/30(c)	1,859	1,831,150
(3-mo. CME Term SOFR + 1.57%), 4.27%, 07/23/29(c)	1,817	1,807,294
(3-mo. CME Term SOFR + 1.63%), 3.59%, 07/21/28(c)	1,113	1,101,741
(5-year CMT + 1.20%), 2.48%, 09/21/36(c)	1,229	1,068,070
(5-year CMT + 2.00%), 3.85%, 03/08/37(c)	1,600	1,484,276
Series L, 4.18%, 11/25/27	829	827,086
Series N, (1-day SOFR + 1.22%), 2.65%, 03/11/32(c)	1,209	1,098,820
Bank of Montreal
5.37%, 06/04/27	400	404,776
5.20%, 02/01/28	740	750,853
5.72%, 09/25/28	700	720,178
5.51%, 06/04/31	528	548,171
(1-day SOFR + 1.25%), 4.64%, 09/10/30(c)	545	546,421
Security	Par (000)	Value
Banks (continued)
Bank of Montreal (continued)
(1-day SOFR Index + 0.67%), 5.00%, 01/27/29(c)	$410	$ 413,665
(1-day SOFR Index + 0.75%), 4.06%, 09/22/28(c)	500	497,806
(1-day SOFR Index + 1.08%), 4.35%, 09/22/31(c)	650	641,718
(5-year CMT + 1.40%), 3.09%, 01/10/37(c)	734	656,383
(5-year USD Swap + 1.43%), 3.80%, 12/15/32(a)(c)	733	720,737
Series H, 4.70%, 09/14/27	700	703,750
Series J, (1-day SOFR + 0.89%), 4.34%, 03/19/30(c)	425	422,483
Series J, (1-day SOFR + 0.97%), 4.44%, 01/14/32(c)	700	690,258
Bank of New York Mellon, (1-day SOFR + 1.14%), 4.73%, 04/20/29(c)	760	766,070
Bank of New York Mellon Corp.
3.40%, 01/29/28(a)	563	556,511
3.85%, 04/28/28	343	341,510
1.65%, 07/14/28	225	213,092
3.00%, 10/30/28	375	363,166
3.85%, 04/26/29	272	269,428
3.30%, 08/23/29	529	510,025
1.65%, 01/28/31	575	508,203
1.80%, 07/28/31	229	199,697
2.50%, 01/26/32	413	373,342
(1-day SOFR + 0.63%), 4.03%, 01/22/30(c)	335	331,481
(1-day SOFR + 0.68%), 4.44%, 06/09/28(c)	494	495,048
(1-day SOFR + 0.84%), 4.89%, 07/21/28(c)	525	528,674
(1-day SOFR + 0.89%), 4.94%, 02/11/31(c)	751	760,338
(1-day SOFR + 0.90%), 4.54%, 04/23/32(c)	450	448,235
(1-day SOFR + 1.09%), 4.98%, 03/14/30(a)(c)	800	811,598
(1-day SOFR + 1.15%), 3.99%, 06/13/28(c)	100	99,729
(1-day SOFR + 1.17%), 4.54%, 02/01/29(c)	700	702,695
(1-day SOFR + 1.18%), 5.09%, 04/23/37(c)	490	486,128
(1-day SOFR + 1.23%), 5.06%, 07/22/32(c)	525	534,810
(1-day SOFR + 1.25%), 5.23%, 11/20/35(c)	475	480,346
(1-day SOFR + 1.35%), 5.32%, 06/06/36(c)	500	506,173
(1-day SOFR + 1.42%), 4.29%, 06/13/33(c)	500	487,087
(1-day SOFR + 1.42%), 5.19%, 03/14/35(c)	600	607,783
(1-day SOFR + 1.51%), 4.71%, 02/01/34(c)	500	494,888
(1-day SOFR + 1.60%), 6.32%, 10/25/29(c)	575	600,523
(1-day SOFR + 1.76%), 4.60%, 07/26/30(c)	300	301,146
(1-day SOFR + 1.77%), 5.61%, 07/21/39(c)	300	305,381
(1-day SOFR + 1.85%), 6.47%, 10/25/34(c)	675	737,055
(1-day SOFR Index + 1.80%), 5.80%, 10/25/28(a)(c)	490	500,669
(1-day SOFR Index + 2.07%), 5.83%, 10/25/33(c)	712	752,550
Series J, 1.90%, 01/25/29	250	234,682
Series J, (1-day SOFR + 1.61%), 4.97%, 04/26/34(c)	740	740,980
Bank of Nova Scotia
5.40%, 06/04/27	549	555,684
5.25%, 06/12/28	360	367,241
5.45%, 08/01/29	475	489,297
4.85%, 02/01/30	900	910,809
2.15%, 08/01/31	329	291,073
2.45%, 02/02/32	553	491,194
5.65%, 02/01/34	550	573,916
(1-day SOFR + 0.73%), 4.25%, 02/02/30(c)	525	520,759
(1-day SOFR + 0.76%), 4.04%, 09/15/28(c)	300	298,405
(1-day SOFR + 0.89%), 4.93%, 02/14/29(c)	864	871,597
(1-day SOFR + 1.00%), 4.40%, 09/08/28(c)	683	682,605
(1-day SOFR + 1.05%), 4.81%, 02/02/34(c)	675	666,742
(1-day SOFR + 1.07%), 5.13%, 02/14/31(c)	750	763,244
(1-day SOFR + 1.09%), 4.34%, 09/15/31(c)	600	591,681
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Bank of Nova Scotia (continued)
(1-day SOFR + 1.44%), 4.74%, 11/10/32(c)	$475	$ 474,120
(5-year CMT + 2.05%), 4.59%, 05/04/37(c)	664	636,591
BankUnited, Inc., 5.13%, 06/11/30(a)	150	149,796
Barclays PLC
4.34%, 01/10/28	700	698,158
4.84%, 05/09/28	1,178	1,179,103
(1-day SOFR + 0.93%), 4.22%, 05/24/30(c)	600	591,431
(1-day SOFR + 0.96%), 5.09%, 02/25/29(c)	800	806,912
(1-day SOFR + 1.08%), 4.48%, 11/11/29(c)	950	944,881
(1-day SOFR + 1.14%), 4.52%, 02/24/32(a)(c)	600	587,484
(1-day SOFR + 1.23%), 5.37%, 02/25/31(c)	1,100	1,120,117
(1-day SOFR + 1.34%), 4.84%, 09/10/28(c)	600	602,085
(1-day SOFR + 1.51%), 5.21%, 02/24/37(c)	650	630,574
(1-day SOFR + 1.56%), 4.94%, 09/10/30(a)(c)	1,000	1,004,280
(1-day SOFR + 1.59%), 5.79%, 02/25/36(a)(c)	1,200	1,222,306
(1-day SOFR + 1.74%), 5.69%, 03/12/30(c)	1,200	1,231,147
(1-day SOFR + 1.91%), 5.34%, 09/10/35(c)	1,400	1,390,124
(1-day SOFR + 2.22%), 6.49%, 09/13/29(c)	650	676,429
(1-day SOFR + 2.62%), 6.69%, 09/13/34(c)	1,000	1,082,652
(1-day SOFR + 2.98%), 6.22%, 05/09/34(c)	1,300	1,371,121
(1-day SOFR + 3.57%), 7.12%, 06/27/34(a)(c)	900	981,218
(1-year CMT + 1.20%), 2.67%, 03/10/32(c)	810	728,785
(1-year CMT + 1.30%), 2.89%, 11/24/32(c)	600	536,362
(1-year CMT + 1.90%), 2.65%, 06/24/31(c)	1,000	918,174
(1-year CMT + 2.65%), 5.50%, 08/09/28(c)	1,100	1,112,086
(1-year CMT + 3.00%), 5.75%, 08/09/33(c)	600	617,487
(1-year CMT + 3.30%), 7.39%, 11/02/28(c)	900	935,592
(1-year CMT + 3.50%), 7.44%, 11/02/33(c)	1,200	1,343,450
(3-mo. SOFR US + 2.16%), 4.97%, 05/16/29(c)	1,195	1,202,171
(3-mo. SOFR US + 3.32%), 5.09%, 06/20/30(c)	1,078	1,082,404
(5-year CMT + 2.90%), 3.56%, 09/23/35(c)	678	633,520
BOKF NA, (5-year CMT + 2.00%), 6.11%, 11/06/40(c)	250	254,443
Canadian Imperial Bank of Commerce
5.24%, 06/28/27	1,100	1,112,888
5.00%, 04/28/28	572	579,095
5.99%, 10/03/28	250	258,714
5.26%, 04/08/29	800	818,373
3.60%, 04/07/32	664	624,333
6.09%, 10/03/33	650	694,149
(1-day SOFR + 1.03%), 4.86%, 03/30/29(c)	834	840,126
(1-day SOFR + 1.11%), 5.25%, 01/13/31(c)	675	689,211
(1-day SOFR + 1.34%), 4.63%, 09/11/30(c)	525	525,675
(1-day SOFR Index + 0.60%), 4.24%, 09/08/28(c)	600	598,663
(1-day SOFR Index + 0.79%), 4.28%, 01/29/30(c)	575	570,519
(1-day SOFR Index + 1.17%), 4.58%, 09/08/31(c)	600	595,955
Capital One N.A.
Series BKNT, 4.65%, 09/13/28	350	351,039
Series BKNT, 2.70%, 02/06/30	300	281,105
Citibank N.A.
5.80%, 09/29/28(a)	1,150	1,191,361
4.84%, 08/06/29	950	962,029
Class BN, 4.58%, 05/29/27	1,500	1,507,716
Class BN, 4.91%, 05/29/30	1,580	1,604,391
Series BKNT, 5.57%, 04/30/34	1,210	1,257,036
Citigroup, Inc.
4.45%, 09/29/27(a)	2,241	2,242,127
4.13%, 07/25/28	1,138	1,128,689
6.63%, 06/15/32	526	572,170
5.88%, 02/22/33	300	312,436
6.00%, 10/31/33	400	418,140
(1-day SOFR + 0.87%), 4.79%, 03/04/29(c)	1,750	1,758,246
(1-day SOFR + 1.14%), 4.64%, 05/07/28(c)	1,497	1,499,896
Security	Par (000)	Value
Banks (continued)
Citigroup, Inc. (continued)
(1-day SOFR + 1.15%), 2.67%, 01/29/31(c)	$1,429	$ 1,328,907
(1-day SOFR + 1.17%), 4.50%, 09/11/31(c)	1,855	1,835,538
(1-day SOFR + 1.17%), 2.56%, 05/01/32(c)	1,948	1,750,110
(1-day SOFR + 1.18%), 2.52%, 11/03/32(c)	1,200	1,062,900
(1-day SOFR + 1.34%), 4.54%, 09/19/30(c)	1,875	1,867,476
(1-day SOFR + 1.35%), 3.06%, 01/25/33(c)	1,913	1,733,488
(1-day SOFR + 1.36%), 5.17%, 02/13/30(c)	1,920	1,948,866
(1-day SOFR + 1.42%), 2.98%, 11/05/30(c)	1,420	1,342,707
(1-day SOFR + 1.45%), 5.45%, 06/11/35(c)	1,500	1,521,409
(1-day SOFR + 1.46%), 4.95%, 05/07/31(c)	1,200	1,208,181
(1-day SOFR + 1.47%), 5.33%, 03/27/36(c)	1,400	1,405,747
(1-day SOFR + 1.49%), 5.17%, 09/11/36(c)	1,810	1,792,450
(1-day SOFR + 1.83%), 6.02%, 01/24/36(c)	1,955	2,005,743
(1-day SOFR + 1.89%), 4.66%, 05/24/28(c)	700	701,751
(1-day SOFR + 1.94%), 3.79%, 03/17/33(c)	1,877	1,765,111
(1-day SOFR + 2.06%), 5.83%, 02/13/35(c)	1,625	1,653,615
(1-day SOFR + 2.09%), 4.91%, 05/24/33(c)	1,550	1,545,402
(1-day SOFR + 2.11%), 2.57%, 06/03/31(c)	2,143	1,969,104
(1-day SOFR + 2.34%), 6.27%, 11/17/33(c)	1,400	1,497,076
(1-day SOFR + 2.66%), 6.17%, 05/25/34(c)	1,935	2,014,169
(1-day SOFR + 3.91%), 4.41%, 03/31/31(c)	2,579	2,550,737
(3-mo. CME Term SOFR + 1.41%), 3.52%, 10/27/28(c)	1,451	1,430,958
(3-mo. CME Term SOFR + 1.45%), 4.08%, 04/23/29(c)	1,300	1,290,162
(3-mo. CME Term SOFR + 1.60%), 3.98%, 03/20/30(c)	1,523	1,496,287
(3-mo. CME Term SOFR + 1.65%), 3.67%, 07/24/28(c)	1,554	1,539,481
(5-year CMT + 1.28%), 5.59%, 11/19/34(c)	802	814,317
(5-year CMT + 1.73%), 5.41%, 09/19/39(c)	700	689,116
Citizens Bank N.A./Providence(c)
(1-day SOFR + 0.70%), 4.19%, 01/29/29	250	248,217
(1-day SOFR + 2.00%), 4.58%, 08/09/28	600	600,705
Citizens Financial Group, Inc.
2.50%, 02/06/30	279	256,707
3.25%, 04/30/30	550	520,596
2.64%, 09/30/32	400	342,998
(1-day SOFR + 1.26%), 5.25%, 03/05/31(c)	475	480,823
(1-day SOFR + 1.91%), 5.72%, 07/23/32(c)	725	746,709
(1-day SOFR + 2.01%), 5.84%, 01/23/30(c)	792	814,683
(1-day SOFR + 2.33%), 6.65%, 04/25/35(c)	450	483,616
(5-year CMT + 1.45%), 5.30%, 01/29/36(c)	260	257,677
(5-year CMT + 2.75%), 5.64%, 05/21/37(c)	200	199,583
Commonwealth Bank of Australia
4.42%, 03/14/28	500	502,411
4.15%, 10/01/30	380	376,660
Series C, 4.36%, 03/27/29	355	355,801
Cooperatieve Rabobank UA
4.37%, 05/27/27	250	250,556
3.74%, 01/14/28	250	248,392
4.88%, 01/21/28	500	506,545
3.96%, 10/17/28	250	248,551
4.80%, 01/09/29	250	253,211
4.32%, 04/01/29	250	250,222
4.49%, 10/17/29	500	502,735
4.16%, 01/14/31	250	246,367
Corp. Andina de Fomento, 5.00%, 01/24/29	1,200	1,225,446
Deutsche Bank AG
5.41%, 05/10/29	480	492,210
(1-day SOFR + 1.10%), 4.47%, 12/10/31(c)	650	640,346
(1-day SOFR + 1.14%), 4.73%, 02/06/32(c)	280	275,694

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Deutsche Bank AG (continued)
(1-day SOFR + 1.30%), 4.95%, 08/04/31(c)	$1,075	$ 1,071,239
(1-day SOFR + 1.41%), 5.06%, 04/14/32(a)(c)	530	529,557
(1-day SOFR + 1.70%), 5.00%, 09/11/30(c)	1,000	1,003,736
(1-day SOFR + 1.72%), 5.30%, 05/09/31(c)	900	909,121
(1-day SOFR + 1.72%), 3.04%, 05/28/32(c)	655	595,882
(1-day SOFR + 2.05%), 5.40%, 09/11/35(c)	1,000	997,905
(1-day SOFR + 2.26%), 3.74%, 01/07/33(c)	750	683,794
(1-day SOFR + 2.51%), 6.82%, 11/20/29(c)	750	786,618
(1-day SOFR + 2.76%), 3.73%, 01/14/32(c)	650	603,768
(1-day SOFR + 3.04%), 3.55%, 09/18/31(c)	959	904,046
(1-day SOFR + 3.18%), 6.72%, 01/18/29(c)	1,150	1,188,920
(1-day SOFR + 3.65%), 7.08%, 02/10/34(c)	850	914,041
(1-day SOFR + 5.44%), 5.88%, 07/08/31(c)	400	407,404
(5-year USD SOFR ICE Swap + 2.55%), 4.88%, 12/01/32(c)	550	547,912
(1-day SOFR + 1.21%), 5.37%, 01/10/29(c)	750	758,247
European Bank for Reconstruction & Development, 4.38%, 03/09/28	2,000	2,015,966
European Investment Bank
3.88%, 03/15/28	2,800	2,798,534
4.50%, 10/16/28	2,400	2,432,642
4.00%, 02/15/29	3,500	3,506,686
3.63%, 07/15/30	3,200	3,154,398
3.75%, 02/14/33	3,000	2,919,981
Fifth Third Bancorp
2.55%, 05/05/27	471	463,115
3.95%, 03/14/28	500	496,289
(1-day SOFR + 0.95%), 4.57%, 04/29/32(c)	690	679,208
(1-day SOFR + 1.24%), 5.14%, 01/29/37(c)	680	663,881
(1-day SOFR + 1.49%), 4.90%, 09/06/30(c)	400	401,256
(1-day SOFR + 1.66%), 4.34%, 04/25/33(c)	479	462,478
(1-day SOFR + 1.84%), 5.63%, 01/29/32(c)	540	556,475
(1-day SOFR + 2.34%), 6.34%, 07/27/29(c)	762	789,254
(1-day SOFR Index + 2.13%), 4.77%, 07/28/30(c)	670	669,478
(1-day SOFR Index + 2.19%), 6.36%, 10/27/28(c)	384	394,119
Fifth Third Bank NA, (1-day SOFR + 2.61%), 5.33%, 08/25/33(c)	250	250,522
Fifth Third Financial Corp.
4.00%, 02/01/29(a)	429	422,922
(1-day SOFR + 2.16%), 5.98%, 01/30/30(c)	548	565,102
First Citizens BancShares, Inc.(c)
(1-day SOFR + 1.41%), 5.23%, 03/12/31	972	966,932
(1-day SOFR + 1.49%), 4.87%, 03/03/32	225	218,037
(5-year CMT + 1.97%), 6.25%, 03/12/40	456	447,762
First Horizon Bank, Series BKNT, 5.75%, 05/01/30	250	255,246
First Horizon Corp., (1-day SOFR + 1.77%), 5.51%, 03/07/31(c)	304	308,676
First-Citizens Bank & Trust Co., 6.13%, 03/09/28	225	230,512
FNB Corp., (1-day SOFR Index + 1.93%), 5.72%, 12/11/30(c)	295	297,732
Goldman Sachs Group, Inc.
2.60%, 02/07/30	1,309	1,219,847
3.80%, 03/15/30	1,634	1,588,066
6.13%, 02/15/33(a)	518	557,144
(1-day SOFR + 0.71%), 4.15%, 01/21/29(c)	2,400	2,382,504
(1-day SOFR + 0.90%), 4.15%, 10/21/29(c)	1,650	1,632,354
(1-day SOFR + 0.96%), 4.52%, 01/21/32(c)	2,300	2,265,917
(1-day SOFR + 0.99%), 4.59%, 04/20/30(c)	1,800	1,795,747
(1-day SOFR + 1.06%), 4.37%, 10/21/31(c)	1,950	1,913,123
(1-day SOFR + 1.08%), 5.21%, 01/28/31(c)	1,400	1,422,045
(1-day SOFR + 1.09%), 1.99%, 01/27/32(c)	1,710	1,504,384
Security	Par (000)	Value
Banks (continued)
Goldman Sachs Group, Inc. (continued)
(1-day SOFR + 1.14%), 4.69%, 10/23/30(c)	$1,120	$ 1,120,149
(1-day SOFR + 1.19%), 5.07%, 01/21/37(c)	3,060	2,990,975
(1-day SOFR + 1.21%), 5.05%, 07/23/30(c)	1,600	1,617,935
(1-day SOFR + 1.25%), 2.38%, 07/21/32(c)	2,469	2,186,055
(1-day SOFR + 1.26%), 2.65%, 10/21/32(c)	1,981	1,763,179
(1-day SOFR + 1.27%), 5.73%, 04/25/30(c)	1,495	1,539,647
(1-day SOFR + 1.28%), 2.62%, 04/22/32(c)	2,418	2,176,341
(1-day SOFR + 1.33%), 4.94%, 10/21/36(c)	2,250	2,184,205
(1-day SOFR + 1.34%), 5.09%, 04/20/34(c)	1,800	1,795,431
(1-day SOFR + 1.38%), 5.54%, 01/28/36(c)	1,900	1,928,915
(1-day SOFR + 1.41%), 3.10%, 02/24/33(c)	2,544	2,303,455
(1-day SOFR + 1.42%), 5.02%, 10/23/35(c)	2,265	2,225,081
(1-day SOFR + 1.55%), 5.85%, 04/25/35(c)	1,635	1,696,319
(1-day SOFR + 1.55%), 5.33%, 07/23/35(c)	1,950	1,958,868
(1-day SOFR + 1.58%), 5.22%, 04/23/31(c)	1,775	1,804,450
(1-day SOFR + 1.73%), 4.48%, 08/23/28(c)	1,653	1,653,340
(1-day SOFR + 1.77%), 6.48%, 10/24/29(c)	1,626	1,696,313
(1-day SOFR + 1.95%), 6.56%, 10/24/34(c)	800	868,952
(3-mo. CME Term SOFR + 1.42%), 3.81%, 04/23/29(c)	1,659	1,635,335
(3-mo. CME Term SOFR + 1.56%), 4.22%, 05/01/29(c)	2,279	2,264,515
(3-mo. CME Term SOFR + 1.77%), 3.69%, 06/05/28(c)	1,573	1,559,395
(5-year CMT + 1.18%), 5.39%, 02/02/41(c)	1,225	1,191,554
HSBC Bank USA N.A., Series BKNT, 5.88%, 11/01/34	250	260,586
HSBC Holdings PLC
4.95%, 03/31/30	1,586	1,606,079
(1-day SOFR + 0.99%), 4.40%, 03/10/30(c)	800	794,381
(1-day SOFR + 1.03%), 4.90%, 03/03/29(c)	900	904,585
(1-day SOFR + 1.04%), 5.13%, 11/19/28(c)	900	907,281
(1-day SOFR + 1.06%), 5.60%, 05/17/28(a)(c)	955	965,737
(1-day SOFR + 1.19%), 4.62%, 11/06/31(c)	1,400	1,386,721
(1-day SOFR + 1.19%), 2.80%, 05/24/32(c)	1,864	1,685,959
(1-day SOFR + 1.21%), 4.68%, 03/10/32(c)	800	790,586
(1-day SOFR + 1.29%), 2.21%, 08/17/29(c)	1,250	1,185,072
(1-day SOFR + 1.29%), 5.29%, 11/19/30(c)	1,450	1,475,979
(1-day SOFR + 1.29%), 5.13%, 03/03/31(c)	1,320	1,336,193
(1-day SOFR + 1.41%), 2.87%, 11/22/32(c)	1,110	997,637
(1-day SOFR + 1.43%), 5.13%, 11/06/36(c)	1,400	1,374,838
(1-day SOFR + 1.46%), 5.55%, 03/04/30(c)	800	818,368
(1-day SOFR + 1.52%), 5.73%, 05/17/32(c)	800	828,750
(1-day SOFR + 1.55%), 5.28%, 03/10/37(c)	1,800	1,775,060
(1-day SOFR + 1.56%), 5.45%, 03/03/36(c)	1,400	1,411,090
(1-day SOFR + 1.57%), 5.24%, 05/13/31(c)	1,400	1,420,364
(1-day SOFR + 1.73%), 2.01%, 09/22/28(c)	1,278	1,234,710
(1-day SOFR + 1.78%), 5.72%, 03/04/35(c)	800	821,658
(1-day SOFR + 1.88%), 5.79%, 05/13/36(a)(c)	1,200	1,237,693
(1-day SOFR + 1.90%), 5.87%, 11/18/35(c)	1,150	1,169,878
(1-day SOFR + 1.95%), 2.36%, 08/18/31(c)	1,000	904,749
(1-day SOFR + 1.96%), 5.74%, 09/10/36(a)(c)	1,000	1,005,004
(1-day SOFR + 1.97%), 6.16%, 03/09/29(c)	1,550	1,593,643
(1-day SOFR + 2.11%), 4.76%, 06/09/28(c)	1,500	1,503,099
(1-day SOFR + 2.39%), 2.85%, 06/04/31(c)	1,010	935,227
(1-day SOFR + 2.39%), 6.25%, 03/09/34(a)(c)	1,000	1,062,558
(1-day SOFR + 2.53%), 4.76%, 03/29/33(c)	1,335	1,303,515
(1-day SOFR + 2.61%), 5.21%, 08/11/28(c)	1,500	1,512,296
(1-day SOFR + 2.87%), 5.40%, 08/11/33(c)	1,650	1,678,271
(1-day SOFR + 2.98%), 6.55%, 06/20/34(c)	1,200	1,270,872
(1-day SOFR + 3.02%), 7.40%, 11/13/34(c)	1,170	1,298,415
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
HSBC Holdings PLC (continued)
(1-day SOFR + 4.25%), 8.11%, 11/03/33(c)	$1,400	$ 1,607,218
(3-mo. CME Term SOFR + 1.80%), 4.58%, 06/19/29(c)	2,289	2,287,207
(3-mo. CME Term SOFR + 1.87%), 3.97%, 05/22/30(c)	2,039	1,996,157
(1-day SOFR + 3.35%), 7.39%, 11/03/28(c)	1,805	1,877,723
HSBC USA, Inc., 4.65%, 06/03/28	600	603,929
Huntington Bancshares, Inc.
2.55%, 02/04/30	440	407,637
(1-day SOFR + 0.99%), 4.62%, 01/28/32(c)	625	617,673
(1-day SOFR + 1.28%), 5.27%, 01/15/31(c)	706	716,896
(1-day SOFR + 1.97%), 4.44%, 08/04/28(a)(c)	450	449,556
(1-day SOFR + 2.02%), 6.21%, 08/21/29(a)(c)	600	620,888
(1-day SOFR + 2.05%), 5.02%, 05/17/33(c)	400	398,043
(1-day SOFR Index + 1.87%), 5.71%, 02/02/35(c)	850	870,695
(5-year CMT + 1.17%), 2.49%, 08/15/36(c)	324	279,012
(5-year CMT + 1.35%), 5.61%, 01/28/41(c)	425	415,214
(5-year CMT + 1.70%), 6.14%, 11/18/39(c)	350	356,618
Huntington National Bank
5.65%, 01/10/30	400	413,338
(1-day SOFR Index + 1.65%), 4.55%, 05/17/28(c)	500	500,042
Independent Bank Corp., (3-mo. CME Term SOFR + 3.53%), 7.25%, 04/01/35(c)	100	106,802
ING Groep NV
4.55%, 10/02/28	878	879,758
4.05%, 04/09/29	678	670,009
(1-day SOFR + 1.01%), 4.86%, 03/25/29(c)	400	402,698
(1-day SOFR + 1.32%), 2.73%, 04/01/32(c)	450	408,290
(1-day SOFR + 1.44%), 5.34%, 03/19/30(c)	800	816,218
(1-day SOFR + 1.61%), 5.53%, 03/25/36(c)	660	669,713
(1-day SOFR + 1.77%), 5.55%, 03/19/35(c)	1,000	1,018,194
(1-day SOFR + 2.07%), 4.25%, 03/28/33(c)	600	579,350
(1-day SOFR + 2.09%), 6.11%, 09/11/34(c)	800	846,915
(1-day SOFR Index + 1.23%), 5.07%, 03/25/31(c)	600	606,484
(1-day SOFR Index + 1.61%), 5.42%, 03/23/37(c)	1,000	999,587
Series VAR, (1-day SOFR Index + 1.26%), 4.80%, 03/23/32(c)	600	597,443
Inter-American Development Bank
4.00%, 01/12/28	1,300	1,301,716
4.13%, 02/15/29(a)	2,400	2,411,858
3.50%, 04/12/33(a)	1,400	1,337,910
4.50%, 09/13/33(a)	1,300	1,318,480
Inter-American Investment Corp., 4.75%, 09/19/28	200	203,392
International Bank for Reconstruction & Development
4.50%, 06/26/28	700	700,411
3.50%, 07/12/28	2,500	2,478,240
4.63%, 08/01/28	2,500	2,537,778
3.88%, 02/14/30(a)	3,000	2,988,838
4.00%, 07/25/30	2,300	2,298,902
4.00%, 01/10/31	3,300	3,295,565
4.75%, 11/14/33	1,600	1,649,066
International Finance Corp., 4.50%, 07/13/28	1,100	1,113,565
JPMorgan Chase & Co.
4.25%, 10/01/27	813	813,487
3.63%, 12/01/27	829	820,867
(1-day SOFR + 0.80%), 4.92%, 01/24/29(c)	995	1,003,175
(1-day SOFR + 0.82%), 4.41%, 04/23/30(c)	1,800	1,792,524
(1-day SOFR + 0.84%), 4.35%, 01/22/32(c)	1,645	1,619,421
(1-day SOFR + 0.86%), 4.51%, 10/22/28(c)	1,200	1,201,217
(1-day SOFR + 0.93%), 4.98%, 07/22/28(c)	1,030	1,036,720
(1-day SOFR + 0.93%), 4.26%, 10/22/31(c)	1,245	1,224,340
Security	Par (000)	Value
Banks (continued)
JPMorgan Chase & Co. (continued)
(1-day SOFR + 0.99%), 4.62%, 04/23/32(c)	$1,800	$ 1,791,285
(1-day SOFR + 1.01%), 5.14%, 01/24/31(c)	1,505	1,531,192
(1-day SOFR + 1.02%), 2.07%, 06/01/29(c)	1,210	1,152,707
(1-day SOFR + 1.04%), 4.60%, 10/22/30(c)	1,700	1,702,490
(1-day SOFR + 1.07%), 1.95%, 02/04/32(c)	2,059	1,816,668
(1-day SOFR + 1.07%), 4.90%, 01/22/37(c)	1,855	1,808,153
(1-day SOFR + 1.13%), 5.00%, 07/22/30(c)	1,725	1,746,312
(1-day SOFR + 1.16%), 5.58%, 04/22/30(c)	1,950	2,005,434
(1-day SOFR + 1.18%), 2.55%, 11/08/32(c)	1,872	1,665,385
(1-day SOFR + 1.19%), 4.81%, 10/22/36(c)	1,885	1,830,871
(1-day SOFR + 1.26%), 2.96%, 01/25/33(c)	2,257	2,048,765
(1-day SOFR + 1.26%), 5.15%, 04/23/37(c)	2,685	2,670,534
(1-day SOFR + 1.30%), 5.19%, 02/05/37(c)	925	908,186
(1-day SOFR + 1.31%), 5.01%, 01/23/30(c)	1,550	1,568,188
(1-day SOFR + 1.32%), 5.50%, 01/24/36(c)	1,705	1,744,292
(1-day SOFR + 1.34%), 4.95%, 10/22/35(c)	1,960	1,936,570
(1-day SOFR + 1.44%), 5.10%, 04/22/31(c)	1,590	1,619,907
(1-day SOFR + 1.45%), 5.30%, 07/24/29(c)	1,545	1,570,613
(1-day SOFR + 1.46%), 5.29%, 07/22/35(c)	2,225	2,246,976
(1-day SOFR + 1.49%), 5.77%, 04/22/35(c)	1,770	1,844,520
(1-day SOFR + 1.57%), 6.09%, 10/23/29(c)	1,425	1,477,068
(1-day SOFR + 1.62%), 5.34%, 01/23/35(c)	1,876	1,903,359
(1-day SOFR + 1.64%), 5.58%, 07/23/36(c)	2,485	2,526,333
(1-day SOFR + 1.68%), 5.57%, 04/22/36(c)	2,110	2,170,376
(1-day SOFR + 1.75%), 4.57%, 06/14/30(c)	1,250	1,250,553
(1-day SOFR + 1.80%), 4.59%, 04/26/33(c)	1,598	1,576,246
(1-day SOFR + 1.81%), 6.25%, 10/23/34(c)	1,724	1,850,515
(1-day SOFR + 1.85%), 5.35%, 06/01/34(c)	2,815	2,873,694
(1-day SOFR + 1.89%), 2.18%, 06/01/28(c)	1,000	976,687
(1-day SOFR + 1.99%), 4.85%, 07/25/28(c)	2,600	2,613,501
(1-day SOFR + 2.04%), 2.52%, 04/22/31(c)	1,755	1,623,225
(1-day SOFR + 2.08%), 4.91%, 07/25/33(c)	2,738	2,743,506
(1-day SOFR + 2.58%), 5.72%, 09/14/33(c)	2,102	2,180,338
(3-mo. CME Term SOFR + 1.11%), 1.76%, 11/19/31(c)	829	730,558
(3-mo. CME Term SOFR + 1.21%), 3.51%, 01/23/29(c)	1,529	1,506,682
(3-mo. CME Term SOFR + 1.25%), 2.58%, 04/22/32(c)	2,342	2,119,466
(3-mo. CME Term SOFR + 1.38%), 4.01%, 04/23/29(c)	1,319	1,308,578
(3-mo. CME Term SOFR + 1.42%), 3.70%, 05/06/30(c)	1,529	1,492,980
(3-mo. CME Term SOFR + 1.51%), 2.74%, 10/15/30(c)	2,291	2,157,058
(3-mo. CME Term SOFR + 1.52%), 4.20%, 07/23/29(c)	1,749	1,738,053
(3-mo. CME Term SOFR + 1.59%), 4.45%, 12/05/29(c)	1,605	1,603,020
(3-mo. CME Term SOFR + 1.64%), 3.54%, 05/01/28(c)	1,450	1,437,813
(3-mo. CME Term SOFR + 2.52%), 2.96%, 05/13/31(c)	2,091	1,950,390
(3-mo. CME Term SOFR + 3.79%), 4.49%, 03/24/31(c)	1,959	1,952,875
Keybank National Association
5.00%, 01/26/33	450	445,173
Series BKNT, 5.85%, 11/15/27	500	509,530
Series BKNT, 4.39%, 12/14/27	250	249,664
Series BKNT, 6.95%, 02/01/28	300	311,212
Series BKNT, 3.90%, 04/13/29	261	255,349

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Keybank National Association (continued)
Series BKNT, 4.90%, 08/08/32	$550	$ 539,859
KeyCorp
4.10%, 04/30/28	495	491,668
2.55%, 10/01/29	513	480,382
(1-day SOFR + 1.37%), 5.31%, 01/28/37(c)	485	476,401
(1-day SOFR Index + 1.23%), 5.12%, 04/04/31(c)	494	498,786
(1-day SOFR Index + 2.06%), 4.79%, 06/01/33(c)	546	535,084
(1-day SOFR Index + 2.42%), 6.40%, 03/06/35(a)(c)	558	593,176
Kreditanstalt fuer Wiederaufbau
4.00%, 06/28/27	2,000	2,001,961
3.50%, 08/27/27	2,000	1,989,140
3.75%, 02/15/28	1,650	1,645,661
2.88%, 04/03/28(a)	1,150	1,128,270
3.88%, 06/15/28	3,000	2,998,558
3.50%, 08/09/28	2,000	1,982,307
4.00%, 03/15/29	3,000	3,006,425
1.75%, 09/14/29	1,243	1,157,665
4.63%, 03/18/30	1,995	2,041,163
3.75%, 07/15/30(a)	3,000	2,971,615
0.75%, 09/30/30	789	685,973
4.75%, 10/29/30	1,500	1,544,909
4.13%, 07/15/33	2,600	2,580,761
4.38%, 02/28/34(a)	2,000	2,011,870
Series GLOB, 3.88%, 05/15/28(a)	2,000	1,999,055
Landwirtschaftliche Rentenbank
4.63%, 04/17/29	1,000	1,018,725
4.13%, 05/28/30	955	958,991
0.88%, 09/03/30	1,559	1,365,503
5.00%, 10/24/33	600	627,117
Series 37, 2.50%, 11/15/27	1,400	1,370,167
Lloyds Banking Group PLC
4.38%, 03/22/28	678	677,284
4.55%, 08/16/28	710	711,553
(1-year CMT + 0.60%), 4.24%, 02/10/30(c)	400	396,164
(1-year CMT + 0.82%), 4.43%, 11/04/31(c)	800	788,171
(1-year CMT + 0.83%), 4.82%, 06/13/29(c)	800	805,081
(1-year CMT + 0.85%), 5.09%, 11/26/28(c)	600	605,229
(1-year CMT + 0.97%), 4.94%, 11/04/36(c)	800	772,484
(1-year CMT + 1.07%), 5.72%, 06/05/30(c)	1,000	1,032,079
(1-year CMT + 1.20%), 5.59%, 11/26/35(c)	600	611,218
(1-year CMT + 1.60%), 6.07%, 06/13/36(c)	800	819,014
(1-year CMT + 1.70%), 5.87%, 03/06/29(c)	1,000	1,024,162
(1-year CMT + 1.75%), 5.68%, 01/05/35(c)	1,200	1,237,227
(1-year CMT + 2.30%), 4.98%, 08/11/33(c)	900	898,495
(1-year CMT + 3.75%), 7.95%, 11/15/33(c)	500	570,294
(3-mo. SOFR US + 1.47%), 3.57%, 11/07/28(c)	1,300	1,283,576
M&T Bank Corp.(c)
(1-day SOFR + 0.93%), 4.83%, 01/16/29	145	145,505
(1-day SOFR + 1.40%), 5.18%, 07/08/31	486	491,839
(1-day SOFR + 1.61%), 5.39%, 01/16/36	1,120	1,115,752
(1-day SOFR + 1.85%), 5.05%, 01/27/34	550	545,171
(1-day SOFR + 2.26%), 6.08%, 03/13/32	466	488,308
(1-day SOFR + 2.80%), 7.41%, 10/30/29	400	426,230
(1-day SOFR Index + 1.78%), 4.55%, 08/16/28	450	449,880
(5-year CMT + 1.38%), 5.30%, 04/18/36	175	173,511
(5-year CMT + 1.43%), 5.40%, 07/30/35	150	150,056
Manufacturers & Traders Trust Co.
4.70%, 01/27/28	650	653,490
(1-day SOFR + 0.94%), 4.55%, 04/18/30(c)	250	249,352
(1-day SOFR + 0.95%), 4.76%, 07/06/28(c)	500	501,277
Security	Par (000)	Value
Banks (continued)
Manufacturers & Traders Trust Co. (continued)
Series BKNT, 3.40%, 08/17/27	$250	$ 246,367
Mitsubishi UFJ Financial Group, Inc.
3.29%, 07/25/27	529	523,194
3.96%, 03/02/28	729	724,647
4.05%, 09/11/28	640	635,409
3.74%, 03/07/29	1,159	1,140,379
3.20%, 07/18/29	1,100	1,055,112
2.56%, 02/25/30	760	704,375
2.05%, 07/17/30	910	820,761
(1-year CMT + 0.78%), 4.59%, 04/18/30(c)	200	200,074
(1-year CMT + 0.78%), 5.20%, 01/16/31(c)	400	406,140
(1-year CMT + 0.80%), 4.53%, 09/12/31(c)	600	593,114
(1-year CMT + 0.80%), 4.51%, 01/14/32(c)	600	590,953
(1-year CMT + 0.82%), 5.26%, 04/17/30(c)	600	610,554
(1-year CMT + 0.90%), 5.06%, 01/14/37(a)(c)	1,000	980,444
(1-year CMT + 0.92%), 4.85%, 04/21/32(c)	200	199,770
(1-year CMT + 0.93%), 5.19%, 09/12/36(c)	1,000	992,820
(1-year CMT + 0.95%), 2.31%, 07/20/32(c)	1,110	980,720
(1-year CMT + 0.95%), 5.57%, 01/16/36(c)	800	818,209
(1-year CMT + 0.97%), 2.49%, 10/13/32(c)	600	531,436
(1-year CMT + 1.00%), 5.43%, 04/17/35(c)	1,000	1,015,969
(1-year CMT + 1.02%), 5.33%, 04/21/37(c)	800	798,226
(1-year CMT + 1.10%), 2.85%, 01/19/33(c)	600	537,850
(1-year CMT + 1.17%), 5.16%, 04/24/31(c)	680	690,025
(1-year CMT + 1.27%), 5.62%, 04/24/36(c)	1,000	1,024,437
(1-year CMT + 1.38%), 5.42%, 02/22/29(c)	630	639,653
(1-year CMT + 1.53%), 5.48%, 02/22/31(c)	440	451,224
(1-year CMT + 1.55%), 4.32%, 04/19/33(c)	400	386,715
(1-year CMT + 1.63%), 5.44%, 02/22/34(c)	755	772,038
(1-year CMT + 1.70%), 5.24%, 04/19/29(c)	335	339,490
(1-year CMT + 1.90%), 5.35%, 09/13/28(c)	955	966,101
(1-year CMT + 1.95%), 5.02%, 07/20/28(c)	900	905,802
(1-year CMT + 1.97%), 5.41%, 04/19/34(c)	600	612,692
(1-year CMT + 2.13%), 5.13%, 07/20/33(c)	800	804,557
(1-year CMT + 2.13%), 5.47%, 09/13/33(c)	450	461,108
Mizuho Financial Group, Inc.
3.17%, 09/11/27	678	667,580
4.02%, 03/05/28	800	795,720
2.56%, 09/13/31	610	538,641
(1-year CMT + 0.70%), 4.44%, 05/12/32(c)	400	392,441
(1-year CMT + 0.82%), 5.10%, 05/13/31(c)	450	455,734
(1-year CMT + 0.85%), 5.05%, 05/12/37(c)	400	392,471
(1-year CMT + 0.87%), 2.17%, 05/22/32(c)	400	351,304
(1-year CMT + 0.90%), 2.26%, 07/09/32(c)	400	351,486
(1-year CMT + 0.92%), 4.71%, 07/08/31(c)	610	609,660
(1-year CMT + 0.98%), 5.42%, 05/13/36(c)	400	404,636
(1-year CMT + 1.07%), 5.32%, 07/08/36(c)	600	601,948
(1-year CMT + 1.08%), 5.38%, 07/10/30(c)	600	612,835
(1-year CMT + 1.12%), 5.38%, 05/26/30(c)	440	449,390
(1-year CMT + 1.25%), 3.26%, 05/22/30(a)(c)	200	192,690
(1-year CMT + 1.30%), 5.58%, 05/26/35(c)	400	410,174
(1-year CMT + 1.30%), 5.59%, 07/10/35(c)	550	564,456
(1-year CMT + 1.50%), 5.67%, 05/27/29(c)	600	614,366
(1-year CMT + 1.65%), 5.78%, 07/06/29(c)	800	821,211
(1-year CMT + 1.65%), 5.74%, 05/27/31(c)	300	310,909
(1-year CMT + 1.80%), 5.75%, 05/27/34(c)	600	623,673
(1-year CMT + 1.90%), 5.75%, 07/06/34(c)	600	623,088
(1-year CMT + 2.05%), 5.41%, 09/13/28(c)	600	607,924
(1-year CMT + 2.40%), 5.67%, 09/13/33(c)	500	518,852
(3-mo. CME Term SOFR + 1.33%), 2.59%, 05/25/31(c)	300	276,027
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Mizuho Financial Group, Inc. (continued)
(3-mo. CME Term SOFR + 1.39%), 3.15%, 07/16/30(c)	$378	$ 361,137
(3-mo. CME Term SOFR + 1.53%), 4.25%, 09/11/29(c)	600	596,229
(3-mo. CME Term SOFR + 1.53%), 1.98%, 09/08/31(c)	450	400,776
(3-mo. CME Term SOFR + 1.57%), 2.87%, 09/13/30(c)	420	396,525
(3-mo. CME Term SOFR + 1.77%), 2.20%, 07/10/31(c)	678	611,575
Morgan Stanley
3.59%, 07/22/28(c)	1,766	1,746,338
7.25%, 04/01/32	400	453,556
(1-day SOFR + 0.80%), 4.24%, 01/09/30(c)	1,560	1,543,859
(1-day SOFR + 0.95%), 4.49%, 01/16/32(c)	2,070	2,036,268
(1-day SOFR + 1.02%), 1.93%, 04/28/32(c)	1,872	1,628,576
(1-day SOFR + 1.03%), 1.79%, 02/13/32(c)	1,742	1,515,749
(1-day SOFR + 1.10%), 4.65%, 10/18/30(c)	1,975	1,971,198
(1-day SOFR + 1.11%), 5.23%, 01/15/31(c)	1,520	1,544,586
(1-day SOFR + 1.14%), 2.70%, 01/22/31(c)	2,159	2,007,955
(1-day SOFR + 1.18%), 2.24%, 07/21/32(c)	2,163	1,903,340
(1-day SOFR + 1.18%), 5.07%, 01/30/37(c)	1,525	1,496,548
(1-day SOFR + 1.20%), 4.71%, 03/12/32(c)	1,825	1,810,302
(1-day SOFR + 1.20%), 2.51%, 10/20/32(c)	1,546	1,369,821
(1-day SOFR + 1.22%), 5.04%, 07/19/30(c)	1,530	1,547,242
(1-day SOFR + 1.26%), 5.66%, 04/18/30(c)	1,415	1,453,595
(1-day SOFR + 1.29%), 2.94%, 01/21/33(c)	1,562	1,406,836
(1-day SOFR + 1.36%), 2.48%, 09/16/36(c)	2,017	1,746,403
(1-day SOFR + 1.38%), 4.99%, 04/12/29(c)	1,215	1,225,111
(1-day SOFR + 1.42%), 5.59%, 01/18/36(c)	1,815	1,860,778
(1-day SOFR + 1.45%), 5.17%, 01/16/30(c)	1,425	1,443,824
(1-day SOFR + 1.51%), 5.19%, 04/17/31(c)	1,650	1,675,531
(1-day SOFR + 1.56%), 5.32%, 07/19/35(c)	2,091	2,105,967
(1-day SOFR + 1.58%), 5.83%, 04/19/35(c)	1,781	1,849,610
(1-day SOFR + 1.59%), 5.16%, 04/20/29(c)	1,710	1,728,688
(1-day SOFR + 1.63%), 5.45%, 07/20/29(c)	1,480	1,507,391
(1-day SOFR + 1.73%), 5.12%, 02/01/29(c)	1,495	1,509,835
(1-day SOFR + 1.73%), 5.47%, 01/18/35(c)	1,738	1,769,287
(1-day SOFR + 1.76%), 5.66%, 04/17/36(c)	1,795	1,842,952
(1-day SOFR + 1.83%), 6.41%, 11/01/29(c)	1,280	1,333,874
(1-day SOFR + 1.87%), 5.25%, 04/21/34(c)	1,990	2,009,846
(1-day SOFR + 1.88%), 5.42%, 07/21/34(c)	1,600	1,631,237
(1-day SOFR + 2.05%), 6.63%, 11/01/34(c)	1,278	1,395,270
(1-day SOFR + 2.08%), 4.89%, 07/20/33(c)	1,365	1,360,197
(1-day SOFR + 2.24%), 6.30%, 10/18/28(c)	1,619	1,660,512
(1-day SOFR + 2.56%), 6.34%, 10/18/33(c)	1,881	2,013,360
(1-day SOFR + 2.62%), 5.30%, 04/20/37(c)	1,178	1,177,960
(1-day SOFR + 3.12%), 3.62%, 04/01/31(c)	2,086	2,005,303
(1-day SOFR Index + 0.96%), 4.56%, 04/10/30(c)	1,550	1,544,709
(1-day SOFR Index + 1.18%), 4.81%, 04/16/32(a)(c)	1,095	1,092,368
(1-day SOFR Index + 1.41%), 5.30%, 04/10/37(c)	2,660	2,646,908
(3-mo. CME Term SOFR + 1.40%), 3.77%, 01/24/29(c)	1,845	1,821,842
(3-mo. CME Term SOFR + 1.89%), 4.43%, 01/23/30(c)	2,017	2,007,199
(5-year CMT + 1.17%), 5.31%, 01/18/41(a)(c)	900	876,275
(5-year CMT + 1.80%), 5.94%, 02/07/39(c)	900	925,321
(5-year CMT + 2.43%), 5.95%, 01/19/38(c)	1,210	1,246,218
Series I, (1-day SOFR + 0.91%), 4.13%, 10/18/29(c)	1,305	1,290,980
Security	Par (000)	Value
Banks (continued)
Morgan Stanley (continued)
Series I, (1-day SOFR + 1.07%), 4.36%, 10/22/31(c)	$1,535	$ 1,505,395
Series I, (1-day SOFR + 1.31%), 4.89%, 10/22/36(c)	1,980	1,917,567
Morgan Stanley Bank N.A.(c)
Class BN, (1-day SOFR + 0.91%), 5.02%, 01/12/29	1,050	1,059,814
Series BKNT, (1-day SOFR + 0.87%), 5.50%, 05/26/28	1,400	1,415,547
Series BKNT, (1-day SOFR + 0.93%), 4.97%, 07/14/28	925	930,216
Morgan Stanley Private Bank N.A.(c)
(1-day SOFR + 0.77%), 4.47%, 07/06/28	1,320	1,319,552
(1-day SOFR + 1.08%), 4.73%, 07/18/31	1,620	1,617,402
Class BN, (1-day SOFR + 0.76%), 4.21%, 02/08/30	1,250	1,236,330
Class BN, (1-day SOFR + 0.78%), 4.20%, 11/17/28	1,390	1,384,966
Class BN, (1-day SOFR + 1.02%), 4.47%, 11/19/31	2,000	1,971,995
National Australia Bank Ltd.
3.91%, 06/09/27	1,000	998,115
5.09%, 06/11/27	630	636,971
4.50%, 10/26/27	775	778,942
4.94%, 01/12/28	700	708,942
4.31%, 06/13/28	470	471,078
4.90%, 06/13/28	400	405,502
3.85%, 12/13/28(a)	250	247,767
4.79%, 01/10/29	750	761,582
4.90%, 01/14/30	500	509,724
4.53%, 06/13/30	500	502,629
4.15%, 01/13/31	250	247,176
National Bank of Canada
5.60%, 12/18/28	750	772,023
4.50%, 10/10/29	750	749,438
(1-day SOFR Index + 0.76%), 4.17%, 01/20/29(c)	250	248,766
NatWest Group PLC(c)
(1-year CMT + 1.05%), 5.12%, 05/23/31	800	809,296
(1-year CMT + 1.22%), 4.96%, 08/15/30	800	807,021
(1-year CMT + 1.50%), 5.78%, 03/01/35	1,000	1,037,024
(1-year CMT + 1.95%), 5.81%, 09/13/29	800	822,218
(1-year CMT + 2.10%), 6.02%, 03/02/34	700	737,334
(1-year CMT + 2.27%), 5.52%, 09/30/28	625	634,030
(1-year CMT + 2.55%), 3.07%, 05/22/28	650	640,755
(3-mo. SOFR US + 2.02%), 4.89%, 05/18/29	928	933,802
(3-mo. SOFR US + 2.13%), 4.45%, 05/08/30	878	873,355
(3-mo. SOFR US + 2.17%), 5.08%, 01/27/30	978	988,600
(5-year CMT + 2.20%), 6.48%, 06/01/34	600	621,196
(5-year CMT + 2.35%), 3.03%, 11/28/35(a)	400	365,605
Northern Trust Corp.
3.65%, 08/03/28	313	309,820
3.15%, 05/03/29	313	303,377
1.95%, 05/01/30	650	592,694
4.15%, 11/19/30(a)	365	362,003
6.13%, 11/02/32	610	653,489
(3-mo. SOFR US + 1.39%), 3.38%, 05/08/32(c)	600	591,997
(5-year CMT + 1.05%), 5.12%, 11/19/40(c)	390	381,319
Oesterreichische Kontrollbank AG
4.75%, 05/21/27	920	927,115
4.25%, 03/01/28	900	904,437
4.00%, 05/28/28	1,000	1,000,760

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Oesterreichische Kontrollbank AG (continued)
4.13%, 01/18/29	$1,000	$ 1,003,988
3.75%, 09/05/29	700	694,152
4.50%, 01/24/30(a)	975	990,268
3.75%, 09/10/30	1,000	988,039
3.75%, 01/15/31	1,000	987,269
Old National Bancorp, (3-mo. CME Term SOFR + 2.20%), 5.77%, 02/15/36(c)	200	199,615
Pinnacle Bank/Nashville TN, 5.63%, 02/15/28	500	503,543
PNC Bank N.A.
(1-day SOFR + 0.73%), 4.43%, 07/21/28(c)	750	750,198
Series BKNT, 3.10%, 10/25/27	500	492,400
Series BKNT, 3.25%, 01/22/28	250	246,156
Series BKNT, 4.05%, 07/26/28(a)	900	892,795
Series BKNT, 2.70%, 10/22/29	500	470,485
PNC Financial Services Group, Inc.
3.15%, 05/19/27	450	445,605
3.45%, 04/23/29	1,073	1,048,052
2.55%, 01/22/30(a)	1,331	1,242,241
(1-day SOFR + 0.98%), 2.31%, 04/23/32(c)	629	561,814
(1-day SOFR + 1.07%), 5.22%, 01/29/31(c)	510	520,406
(1-day SOFR + 1.20%), 5.49%, 05/14/30(c)	1,276	1,310,635
(1-day SOFR + 1.26%), 4.81%, 10/21/32(c)	1,180	1,178,843
(1-day SOFR + 1.33%), 4.90%, 05/13/31(c)	575	579,329
(1-day SOFR + 1.39%), 5.58%, 01/29/36(c)	1,100	1,123,783
(1-day SOFR + 1.42%), 5.37%, 07/21/36(c)	1,125	1,130,604
(1-day SOFR + 1.60%), 5.40%, 07/23/35(a)(c)	1,220	1,237,511
(1-day SOFR + 1.62%), 5.35%, 12/02/28(c)	675	684,799
(1-day SOFR + 1.84%), 5.58%, 06/12/29(c)	1,658	1,697,909
(1-day SOFR + 1.90%), 5.68%, 01/22/35(c)	1,012	1,042,887
(1-day SOFR + 1.93%), 5.07%, 01/24/34(c)	1,175	1,177,420
(1-day SOFR + 1.95%), 5.94%, 08/18/34(c)	300	315,081
(1-day SOFR + 2.28%), 6.88%, 10/20/34(c)	1,399	1,546,419
(1-day SOFR Index + 1.85%), 4.63%, 06/06/33(c)	450	437,514
(1-day SOFR Index + 2.14%), 6.04%, 10/28/33(c)	648	684,670
(5-year CMT + 1.17%), 5.42%, 01/25/41(c)	320	313,761
Regions Financial Corp.
1.80%, 08/12/28	363	341,415
(1-day SOFR + 1.49%), 5.72%, 06/06/30(c)	325	333,851
(1-day SOFR + 2.06%), 5.50%, 09/06/35(a)(c)	600	602,540
Royal Bank of Canada
4.24%, 08/03/27	750	751,014
6.00%, 11/01/27	800	820,758
4.90%, 01/12/28	300	303,280
5.20%, 08/01/28	580	590,884
4.95%, 02/01/29	433	440,327
2.30%, 11/03/31	900	804,242
3.88%, 05/04/32	700	674,248
5.00%, 02/01/33	1,460	1,475,329
5.00%, 05/02/33	562	568,282
5.15%, 02/01/34	791	809,266
(1-day SOFR + 0.70%), 4.00%, 11/03/28(c)	625	620,920
(1-day SOFR + 0.83%), 4.97%, 01/24/29(c)	850	857,467
(1-day SOFR + 0.84%), 4.40%, 04/17/30(c)	750	746,905
(1-day SOFR + 0.89%), 4.50%, 08/06/29(c)	725	725,516
(1-day SOFR + 0.98%), 4.31%, 11/03/31(c)	625	614,614
(1-day SOFR + 1.01%), 4.61%, 05/03/32(c)	750	745,417
(1-day SOFR + 1.03%), 5.15%, 02/04/31(c)	950	965,954
(1-day SOFR + 1.06%), 4.70%, 08/06/31(c)	575	574,732
(1-day SOFR + 1.10%), 4.97%, 08/02/30(c)	700	708,348
(1-day SOFR Index + 0.86%), 4.52%, 10/18/28(c)	350	350,624
(1-day SOFR Index + 1.08%), 4.65%, 10/18/30(c)	1,358	1,361,763
(1-day SOFR Index + 1.13%), 4.97%, 05/02/31(c)	775	784,415
Security	Par (000)	Value
Banks (continued)
Santander Holdings USA, Inc.
4.40%, 07/13/27	$650	$ 649,439
(1-day SOFR + 1.61%), 5.47%, 03/20/29(c)	500	507,276
(1-day SOFR + 1.88%), 5.74%, 03/20/31(c)	400	411,208
(1-day SOFR + 1.94%), 5.35%, 09/06/30(c)	638	645,112
(1-day SOFR + 2.14%), 6.34%, 05/31/35(a)(c)	510	537,669
(1-day SOFR + 2.36%), 6.50%, 03/09/29(c)	496	511,578
(1-day SOFR + 2.50%), 6.17%, 01/09/30(c)	611	630,487
(1-day SOFR + 2.70%), 6.57%, 06/12/29(c)	388	401,492
(1-day SOFR + 3.28%), 7.66%, 11/09/31(a)(c)	300	331,264
Santander U.K. Group Holdings PLC(c)
(1-day SOFR + 1.48%), 2.90%, 03/15/32	450	409,461
(1-day SOFR + 2.60%), 6.53%, 01/10/29	800	825,126
(1-day SOFR Index + 1.07%), 4.32%, 09/22/29	800	793,588
(1-day SOFR Index + 1.52%), 5.69%, 04/15/31	550	565,869
(1-day SOFR Index + 1.55%), 4.86%, 09/11/30	600	600,487
(1-day SOFR Index + 1.58%), 5.14%, 09/22/36	800	773,963
(3-mo. SOFR US + 1.66%), 3.82%, 11/03/28	600	593,190
Simmons First National Corp., (3-mo. CME Term SOFR + 3.02%), 6.25%, 10/01/35(c)	100	100,575
Southstate Bank Corp., (3-mo. CME Term SOFR + 3.19%), 7.00%, 06/13/35(c)	200	207,843
Standard Chartered Bank, 4.85%, 12/03/27	250	252,182
State Street Bank & Trust Co., 4.78%, 11/23/29	500	507,201
State Street Corp.
4.33%, 10/22/27	841	843,095
4.54%, 02/28/28	834	839,018
2.40%, 01/24/30(a)	489	458,593
4.73%, 02/28/30	400	403,995
4.83%, 04/24/30	500	507,154
2.20%, 03/03/31	450	403,446
(1-day SOFR + 0.91%), 4.56%, 04/23/32(c)	325	323,403
(1-day SOFR + 1.00%), 2.62%, 02/07/33(c)	441	393,826
(1-day SOFR + 1.02%), 4.53%, 02/20/29(c)	500	502,048
(1-day SOFR + 1.05%), 4.68%, 10/22/32(c)	525	524,869
(1-day SOFR + 1.20%), 5.09%, 04/24/37(c)	325	322,156
(1-day SOFR + 1.22%), 5.15%, 02/28/36(c)	500	500,596
(1-day SOFR + 1.22%), 4.78%, 10/23/36(c)	675	658,883
(1-day SOFR + 1.48%), 5.68%, 11/21/29(c)	500	516,458
(1-day SOFR + 1.49%), 3.03%, 11/01/34(c)	330	310,043
(1-day SOFR + 1.57%), 4.82%, 01/26/34(c)	600	597,212
(1-day SOFR + 1.61%), 4.42%, 05/13/33(c)	350	342,949
(1-day SOFR + 1.72%), 5.82%, 11/04/28(c)	115	117,510
(1-day SOFR + 1.73%), 4.16%, 08/04/33(c)	500	482,534
(1-day SOFR + 1.89%), 5.16%, 05/18/34(c)	550	557,098
(1-day SOFR + 1.96%), 6.12%, 11/21/34(c)	350	369,551
(1-day SOFR + 2.65%), 3.15%, 03/30/31(c)	335	319,382
(3-mo. CME Term SOFR + 1.29%), 4.14%, 12/03/29(a)(c)	250	248,824
Sumitomo Mitsui Financial Group, Inc.
3.36%, 07/12/27	1,177	1,164,301
3.35%, 10/18/27	413	407,674
5.52%, 01/13/28	1,100	1,119,783
3.54%, 01/17/28	309	304,939
5.80%, 07/13/28	500	513,942
3.94%, 07/19/28	514	508,772
5.72%, 09/14/28	400	410,759
1.90%, 09/17/28	1,582	1,490,662
4.31%, 10/16/28(a)	432	430,700
2.47%, 01/14/29	400	379,756
4.11%, 01/15/29	490	485,823
5.32%, 07/09/29(a)	400	408,503
3.04%, 07/16/29	1,640	1,564,793
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Sumitomo Mitsui Financial Group, Inc. (continued)
2.72%, 09/27/29	$478	$ 449,609
5.71%, 01/13/30	700	724,213
2.75%, 01/15/30	750	701,371
5.24%, 04/15/30	400	408,196
2.13%, 07/08/30	960	866,570
5.85%, 07/13/30	500	520,575
2.14%, 09/23/30	470	420,745
1.71%, 01/12/31	235	205,440
5.42%, 07/09/31	600	615,784
2.22%, 09/17/31	600	525,976
5.45%, 01/15/32	200	205,702
5.77%, 01/13/33	1,050	1,094,527
5.78%, 07/13/33	500	521,145
5.81%, 09/14/33(a)	600	628,157
5.56%, 07/09/34	1,000	1,026,817
5.63%, 01/15/35	600	618,986
(1-day SOFR + 1.02%), 4.49%, 01/15/32(c)	600	590,839
(1-day SOFR + 1.19%), 4.66%, 07/08/31(c)	500	497,438
(1-day SOFR + 1.22%), 5.05%, 01/15/37(c)	755	740,765
(1-day SOFR + 1.38%), 4.95%, 07/08/33(c)	500	498,704
(1-day SOFR + 1.50%), 5.25%, 07/08/36(c)	500	500,436
(5-year CMT + 1.30%), 5.33%, 03/03/41(c)	300	292,499
Synchrony Bank, 5.63%, 08/23/27	500	504,662
Synovus Financial Corp., (1-day SOFR + 2.35%), 6.17%, 11/01/30(c)	334	342,383
Texas Capital Bancshares, Inc., (1-day SOFR + 1.94%), 5.30%, 02/27/32(c)	200	198,304
Toronto-Dominion Bank
4.11%, 06/08/27	816	814,658
4.69%, 09/15/27	674	677,648
5.16%, 01/10/28	1,350	1,366,836
3.91%, 01/13/28	150	148,977
4.86%, 01/31/28	998	1,005,953
4.57%, 06/02/28	650	652,581
5.52%, 07/17/28	747	764,836
4.11%, 10/13/28	425	422,425
4.99%, 04/05/29	605	614,244
4.36%, 04/23/29	450	448,671
4.78%, 12/17/29	550	556,178
4.81%, 06/03/30	650	655,463
4.41%, 01/13/31	150	148,694
2.00%, 09/10/31(a)	595	525,903
2.45%, 01/12/32	413	365,975
5.30%, 01/30/32	500	513,028
3.20%, 03/10/32	1,015	935,825
4.46%, 06/08/32	1,432	1,410,202
4.87%, 04/22/33	650	646,290
4.93%, 10/15/35	925	907,159
(5-year CMT + 1.50%), 5.15%, 09/10/34(c)	650	653,343
Truist Bank
Series BKNT, 2.25%, 03/11/30	761	694,377
Series BKNT, Class BN, (1-day SOFR + 0.77%), 4.42%, 07/24/28(c)	1,135	1,134,176
Series BKNT, Class BN, (1-day SOFR + 0.91%), 4.14%, 10/23/29(c)	800	792,160
Series I, Class BN, (1-day SOFR + 0.66%), 4.14%, 01/27/29(c)	795	791,249
Truist Financial Corp.
1.13%, 08/03/27	435	418,356
3.88%, 03/19/29	330	324,001
1.95%, 06/05/30	535	484,132
(1-day SOFR + 0.86%), 1.89%, 06/07/29(c)	529	501,369
Security	Par (000)	Value
Banks (continued)
Truist Financial Corp. (continued)
(1-day SOFR + 0.97%), 4.60%, 01/27/32(c)	$760	$ 752,311
(1-day SOFR + 1.31%), 5.07%, 05/20/31(c)	700	708,163
(1-day SOFR + 1.37%), 4.12%, 06/06/28(c)	123	122,564
(1-day SOFR + 1.40%), 4.96%, 10/23/36(a)(c)	825	796,771
(1-day SOFR + 1.44%), 4.87%, 01/26/29(a)(c)	1,054	1,061,403
(1-day SOFR + 1.57%), 5.15%, 08/05/32(c)	625	633,173
(1-day SOFR + 1.62%), 5.44%, 01/24/30(c)	899	919,847
(1-day SOFR + 1.85%), 5.12%, 01/26/34(c)	999	998,286
(1-day SOFR + 1.92%), 5.71%, 01/24/35(c)	1,248	1,284,340
(1-day SOFR + 2.24%), 4.92%, 07/28/33(c)	502	491,648
(1-day SOFR + 2.30%), 6.12%, 10/28/33(c)	500	529,129
(1-day SOFR + 2.36%), 5.87%, 06/08/34(c)	1,165	1,212,375
(1-day SOFR + 2.45%), 7.16%, 10/30/29(a)(c)	1,035	1,098,061
Series I, (1-day SOFR + 1.09%), 4.68%, 04/23/32(c)	600	594,495
Series I, (1-day SOFR + 1.41%), 5.28%, 04/23/37(c)	600	592,168
U.S. Bancorp
3.90%, 04/26/28(a)	965	959,145
3.00%, 07/30/29	634	605,825
1.38%, 07/22/30	669	589,445
(1-day SOFR + 0.87%), 4.48%, 01/26/32(c)	525	518,823
(1-day SOFR + 1.02%), 2.68%, 01/27/33(c)	413	368,029
(1-day SOFR + 1.06%), 5.05%, 02/12/31(c)	605	613,767
(1-day SOFR + 1.10%), 5.03%, 01/26/37(c)	525	516,641
(1-day SOFR + 1.23%), 4.65%, 02/01/29(c)	847	850,248
(1-day SOFR + 1.25%), 5.10%, 07/23/30(c)	810	823,668
(1-day SOFR + 1.30%), 5.08%, 05/15/31(c)	750	761,411
(1-day SOFR + 1.41%), 5.42%, 02/12/36(c)	840	855,277
(1-day SOFR + 1.56%), 5.38%, 01/23/30(c)	1,018	1,042,456
(1-day SOFR + 1.60%), 4.84%, 02/01/34(c)	1,200	1,186,387
(1-day SOFR + 1.66%), 4.55%, 07/22/28(c)	760	761,093
(1-day SOFR + 1.86%), 5.68%, 01/23/35(c)	1,224	1,264,747
(1-day SOFR + 2.02%), 5.78%, 06/12/29(c)	1,045	1,072,166
(1-day SOFR + 2.09%), 5.85%, 10/21/33(c)	1,162	1,218,366
(1-day SOFR + 2.11%), 4.97%, 07/22/33(c)	875	869,503
(1-day SOFR + 2.26%), 5.84%, 06/12/34(c)	933	973,653
(5-year CMT + 0.95%), 2.49%, 11/03/36(c)	1,007	874,283
U.S. Bank N.A., (1-day SOFR + 0.91%), 4.73%, 05/15/28(c)	750	752,515
UBS AG
5.00%, 07/09/27	400	403,271
5.65%, 09/11/28	1,000	1,030,606
(1-day SOFR + 0.81%), 4.30%, 03/16/29(a)(c)	1,000	999,229
(1-day SOFR + 1.11%), 4.63%, 02/16/32(c)	750	748,643
Wachovia Corp., 5.50%, 08/01/35	250	252,556
Webster Financial Corp., 4.10%, 03/25/29	200	195,566
Wells Fargo & Co.
4.30%, 07/22/27	1,667	1,664,771
4.15%, 01/24/29	1,374	1,366,935
(1-day SOFR + 0.74%), 4.18%, 01/23/30(a)(c)	1,170	1,159,570
(1-day SOFR + 0.88%), 4.08%, 09/15/29(c)	1,675	1,657,527
(1-day SOFR + 1.10%), 4.96%, 01/23/37(a)(c)	2,050	1,996,293
(1-day SOFR + 1.11%), 5.24%, 01/24/31(c)	2,091	2,131,529
(1-day SOFR + 1.34%), 4.89%, 09/15/36(c)	1,225	1,191,951
(1-day SOFR + 1.37%), 4.97%, 04/23/29(c)	1,500	1,513,062
(1-day SOFR + 1.38%), 5.21%, 12/03/35(c)	1,650	1,646,370
(1-day SOFR + 1.50%), 5.20%, 01/23/30(c)	1,720	1,749,238
(1-day SOFR + 1.50%), 5.15%, 04/23/31(c)	2,375	2,415,848
(1-day SOFR + 1.50%), 3.35%, 03/02/33(c)	2,463	2,267,404
(1-day SOFR + 1.74%), 5.57%, 07/25/29(c)	2,394	2,447,027
(1-day SOFR + 1.74%), 5.61%, 04/23/36(c)	1,795	1,838,135

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Wells Fargo & Co. (continued)
(1-day SOFR + 1.78%), 5.50%, 01/23/35(c)	$1,965	$ 2,002,397
(1-day SOFR + 1.79%), 6.30%, 10/23/29(c)	1,571	1,634,780
(1-day SOFR + 1.98%), 4.81%, 07/25/28(c)	2,045	2,053,288
(1-day SOFR + 1.99%), 5.56%, 07/25/34(c)	2,556	2,625,163
(1-day SOFR + 2.02%), 5.39%, 04/24/34(c)	2,335	2,374,165
(1-day SOFR + 2.06%), 6.49%, 10/23/34(c)	1,966	2,127,165
(1-day SOFR + 2.10%), 2.39%, 06/02/28(c)	2,045	2,000,503
(1-day SOFR + 2.10%), 4.90%, 07/25/33(c)	2,873	2,864,737
(3-mo. CME Term SOFR + 1.26%), 2.57%, 02/11/31(c)	1,943	1,802,549
(3-mo. CME Term SOFR + 1.43%), 2.88%, 10/30/30(c)	2,209	2,085,411
(3-mo. CME Term SOFR + 1.57%), 3.58%, 05/22/28(c)	2,143	2,124,817
(3-mo. CME Term SOFR + 4.03%), 4.48%, 04/04/31(c)	1,559	1,546,472
Westpac Banking Corp.
4.04%, 08/26/27	600	599,669
5.46%, 11/18/27	854	871,008
3.40%, 01/25/28	635	627,658
5.54%, 11/17/28	820	846,462
1.95%, 11/20/28	779	736,869
5.05%, 04/16/29	500	511,795
2.65%, 01/16/30	571	539,044
4.35%, 07/01/30(a)	550	550,397
2.15%, 06/03/31	536	481,123
6.82%, 11/17/33	428	467,885
(1-year CMT + 1.20%), 5.62%, 11/20/35(c)	950	963,347
(1-year CMT + 2.68%), 5.41%, 08/10/33(c)	550	558,345
(5-year CMT + 1.53%), 3.02%, 11/18/36(c)	820	733,832
(5-year CMT + 1.75%), 2.67%, 11/15/35(c)	957	862,393
(5-year CMT + 2.00%), 4.11%, 07/24/34(a)(c)	740	722,836
Wintrust Financial Corp., 4.85%, 06/06/29	150	147,688
Zions Bancorp N.A.
3.25%, 10/29/29	261	243,049
(1-day SOFR + 1.06%), 4.48%, 02/09/29(c)	250	248,631
(1-day SOFR + 1.16%), 4.70%, 08/18/28(c)	250	249,595
(1-day SOFR + 2.83%), 6.82%, 11/19/35(c)	250	260,862
		927,271,029
Beverages — 1.2%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.70%, 02/01/36	3,300	3,220,550
Anheuser-Busch InBev Worldwide, Inc.
4.75%, 01/23/29(a)	2,067	2,087,317
3.50%, 06/01/30	1,311	1,267,906
4.90%, 01/23/31	400	408,445
5.00%, 06/15/34	863	873,203
5.88%, 06/15/35	200	213,672
Brown-Forman Corp., 4.75%, 04/15/33(a)	400	393,699
Coca-Cola Co.
2.90%, 05/25/27	163	161,239
1.45%, 06/01/27	900	876,337
1.50%, 03/05/28	429	410,891
1.00%, 03/15/28	676	639,944
2.13%, 09/06/29	729	683,992
3.45%, 03/25/30(a)	745	725,377
1.65%, 06/01/30	876	792,064
2.00%, 03/05/31	462	416,833
1.38%, 03/15/31	912	798,128
2.25%, 01/05/32(a)	1,233	1,106,479
Security	Par (000)	Value
Beverages (continued)
Coca-Cola Co. (continued)
5.00%, 05/13/34	$466	$ 479,405
4.65%, 08/14/34(a)	637	639,627
Coca-Cola Consolidated, Inc.
5.25%, 06/01/29	300	306,590
5.45%, 06/01/34	300	308,080
Coca-Cola Femsa SAB de CV
2.75%, 01/22/30	705	660,176
1.85%, 09/01/32	332	278,381
5.10%, 05/06/35	350	351,985
Constellation Brands, Inc.
3.50%, 05/09/27	179	177,619
4.35%, 05/09/27	400	400,188
3.60%, 02/15/28	450	443,640
4.65%, 11/15/28	250	250,830
4.80%, 01/15/29	175	176,036
3.15%, 08/01/29	829	794,088
2.88%, 05/01/30	379	355,073
4.80%, 05/01/30	325	327,166
2.25%, 08/01/31	652	576,073
4.75%, 05/09/32(a)	330	327,499
4.90%, 05/01/33	440	435,054
4.95%, 11/01/35	350	339,760
Diageo Capital PLC
5.30%, 10/24/27	500	507,509
3.88%, 05/18/28	478	474,474
2.38%, 10/24/29	766	715,122
2.00%, 04/29/30	678	615,130
2.13%, 04/29/32	478	413,330
5.50%, 01/24/33	500	516,856
5.63%, 10/05/33	600	624,079
Diageo Investment Corp.
5.13%, 08/15/30	600	612,849
5.63%, 04/15/35	500	520,384
Keurig Dr. Pepper, Inc.
3.43%, 06/15/27	314	310,546
4.35%, 05/15/28	250	249,055
4.60%, 05/25/28	702	702,532
5.05%, 03/15/29	543	548,785
3.95%, 04/15/29	632	620,251
3.20%, 05/01/30	413	388,472
4.60%, 05/15/30	250	248,164
4.05%, 04/15/32	615	583,738
5.30%, 03/15/34	325	323,737
5.15%, 05/15/35	450	440,402
Series 10, 5.20%, 03/15/31	225	227,732
Series 31, 2.25%, 03/15/31	213	188,762
Maple Parent Holdings Corp.(b)
4.75%, 03/26/29	150	149,968
5.05%, 03/26/31	200	200,214
5.70%, 03/26/36(a)	500	500,667
Pepsico Singapore Financing I Pte. Ltd.
4.55%, 02/16/29	225	227,105
4.70%, 02/16/34	325	323,642
PepsiCo, Inc.
3.00%, 10/15/27	963	950,363
4.45%, 02/07/28	300	302,299
3.60%, 02/18/28	445	441,413
4.45%, 05/15/28	456	459,409
4.10%, 01/15/29	575	574,529
7.00%, 03/01/29	150	161,145
4.50%, 07/17/29	425	428,363
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Beverages (continued)
PepsiCo, Inc. (continued)
2.63%, 07/29/29	$729	$ 694,651
4.60%, 02/07/30	700	709,513
2.75%, 03/19/30	1,025	968,797
1.63%, 05/01/30	646	583,051
4.30%, 07/23/30	435	436,699
1.40%, 02/25/31(a)	464	406,129
1.95%, 10/21/31	816	720,310
3.90%, 07/18/32	837	812,230
4.65%, 07/23/32	375	377,090
4.45%, 02/15/33(a)	550	551,556
4.80%, 07/17/34	425	426,822
5.00%, 02/07/35	854	861,579
5.00%, 07/23/35(a)	775	781,403
		45,584,202
Biotechnology — 0.7%
Amgen, Inc.
3.20%, 11/02/27	865	852,351
5.15%, 03/02/28(a)	1,999	2,026,580
1.65%, 08/15/28	1,200	1,131,460
3.00%, 02/22/29	300	289,751
4.05%, 08/18/29	942	932,502
2.45%, 02/21/30	902	838,554
5.25%, 03/02/30	1,832	1,878,543
4.20%, 02/19/31	435	428,944
2.30%, 02/25/31	902	815,388
2.00%, 01/15/32	760	657,438
3.35%, 02/22/32	666	620,303
4.20%, 03/01/33	600	578,241
5.25%, 03/02/33	2,258	2,311,002
4.85%, 02/19/36	990	967,908
Biogen, Inc.
2.25%, 05/01/30(a)	1,007	921,703
5.05%, 01/15/31	120	122,061
5.75%, 05/15/35(a)	415	431,679
Bio-Rad Laboratories, Inc., 3.70%, 03/15/32	577	537,458
Gilead Sciences, Inc.
1.20%, 10/01/27	475	456,276
4.80%, 11/15/29	380	386,301
1.65%, 10/01/30	821	730,641
5.25%, 10/15/33	665	687,423
5.10%, 06/15/35(a)	704	709,422
4.60%, 09/01/35	600	585,098
Illumina, Inc.
5.75%, 12/13/27	200	203,554
4.75%, 12/12/30	225	223,854
2.55%, 03/23/31	395	355,738
Regeneron Pharmaceuticals, Inc., 1.75%, 09/15/30	670	595,104
Royalty Pharma PLC
1.75%, 09/02/27	643	620,687
5.15%, 09/02/29	300	305,187
2.20%, 09/02/30	1,059	956,249
4.45%, 03/25/31	450	444,730
2.15%, 09/02/31	286	250,825
5.40%, 09/02/34	300	303,891
5.20%, 09/25/35	550	545,875
		24,702,721
Security	Par (000)	Value
Broadline Retail — 0.0%
TJX Cos., Inc.
1.15%, 05/15/28	$350	$ 329,825
3.88%, 04/15/30	350	344,707
1.60%, 05/15/31	350	306,598
		981,130
Building Materials — 0.6%
Amrize Finance U.S. LLC
4.70%, 04/07/28	425	426,612
4.95%, 04/07/30	898	907,845
5.40%, 04/07/35	595	606,036
Carlisle Cos., Inc.
3.75%, 12/01/27	400	395,872
2.75%, 03/01/30	599	560,173
2.20%, 03/01/32	325	280,804
5.25%, 09/15/35	320	320,681
Carrier Global Corp.
2.72%, 02/15/30	1,287	1,204,467
2.70%, 02/15/31	506	465,328
5.90%, 03/15/34	576	607,723
CRH America Finance, Inc.
4.40%, 02/09/31	500	493,859
5.40%, 05/21/34	500	509,312
5.50%, 01/09/35	650	664,265
5.00%, 02/09/36	700	688,494
CRH SMW Finance DAC
5.20%, 05/21/29	600	612,956
5.13%, 01/09/30	650	661,621
Eagle Materials, Inc.
2.50%, 07/01/31	403	360,384
5.00%, 03/15/36	400	383,771
Fortune Brands Innovations, Inc.
3.25%, 09/15/29	413	394,333
4.00%, 03/25/32(a)	479	452,386
5.88%, 06/01/33(a)	186	193,398
Johnson Controls International PLC, 6.00%, 01/15/36	100	105,798
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
5.50%, 04/19/29	300	309,521
1.75%, 09/15/30	411	365,821
2.00%, 09/16/31(a)	351	306,911
4.90%, 12/01/32	475	476,741
Lennox International, Inc., 5.50%, 09/15/28	254	259,141
Martin Marietta Materials, Inc.
3.45%, 06/01/27(a)	163	161,445
3.50%, 12/15/27	300	295,925
2.50%, 03/15/30	179	165,799
2.40%, 07/15/31	561	500,621
5.15%, 12/01/34	507	509,184
Masco Corp.
1.50%, 02/15/28	300	284,626
2.00%, 10/01/30	109	96,936
2.00%, 02/15/31(a)	413	364,845
Mohawk Industries, Inc.
5.85%, 09/18/28	250	257,056
3.63%, 05/15/30	425	407,943
Owens Corning
5.50%, 06/15/27	299	302,549
3.95%, 08/15/29(a)	270	265,211
3.50%, 02/15/30	290	278,433
3.88%, 06/01/30(a)	225	218,408

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Building Materials (continued)
Owens Corning (continued)
5.70%, 06/15/34(a)	$422	$ 437,730
Trane Technologies Financing Ltd.
3.80%, 03/21/29	560	552,883
5.25%, 03/03/33	400	411,192
5.10%, 06/13/34	255	258,185
Trane Technologies Holdco, Inc., 3.75%, 08/21/28	300	297,446
Vulcan Materials Co.
4.95%, 12/01/29	325	330,192
3.50%, 06/01/30(a)	400	384,098
5.35%, 12/01/34	425	432,872
		20,227,832
Building Products — 0.6%
Ferguson Enterprises, Inc.
4.35%, 03/15/31	300	295,532
5.00%, 10/03/34	500	496,718
Home Depot, Inc.
4.88%, 06/25/27	245	247,175
2.80%, 09/14/27(a)	671	660,195
0.90%, 03/15/28(a)	408	385,299
1.50%, 09/15/28(a)	555	523,538
3.75%, 09/15/28(a)	190	188,636
3.90%, 12/06/28	600	596,769
4.90%, 04/15/29	250	254,682
2.95%, 06/15/29	1,226	1,179,581
4.75%, 06/25/29	853	865,870
2.70%, 04/15/30	1,051	989,342
3.95%, 09/15/30(a)	235	232,066
1.38%, 03/15/31	775	671,448
4.85%, 06/25/31	595	607,462
1.88%, 09/15/31	671	588,314
3.25%, 04/15/32	734	685,657
4.50%, 09/15/32(a)	944	943,017
4.95%, 06/25/34	985	990,463
4.65%, 09/15/35	650	632,822
Lowe’s Cos., Inc.
3.95%, 10/15/27	600	598,326
1.30%, 04/15/28	899	849,053
1.70%, 09/15/28	652	613,521
4.00%, 10/15/28	600	595,436
6.50%, 03/15/29	260	274,595
3.65%, 04/05/29	913	894,400
4.50%, 04/15/30	829	830,656
1.70%, 10/15/30	941	833,043
4.25%, 03/15/31	700	689,398
2.63%, 04/01/31	1,129	1,031,999
3.75%, 04/01/32	929	882,286
4.50%, 10/15/32	850	835,247
5.00%, 04/15/33	850	855,211
5.15%, 07/01/33	552	558,107
4.85%, 10/15/35(a)	750	731,739
		23,107,603
Capital Markets — 0.9%
Apollo Debt Solutions BDC
5.20%, 12/08/28(b)	250	247,285
6.90%, 04/13/29	600	618,735
5.88%, 08/30/30	300	297,947
5.70%, 01/23/31(b)	475	467,045
6.70%, 07/29/31	640	653,650
6.55%, 03/15/32	355	359,334
Security	Par (000)	Value
Capital Markets (continued)
Ares Capital Corp.
2.88%, 06/15/27	$179	$ 174,691
2.88%, 06/15/28	768	732,660
5.88%, 03/01/29	550	555,135
5.95%, 07/15/29	565	570,088
5.25%, 04/12/31	450	437,937
3.20%, 11/15/31(a)	563	493,079
5.80%, 03/08/32(a)	625	620,529
ARES Capital Corp.
5.50%, 09/01/30	615	606,762
5.10%, 01/15/31	375	363,774
Bain Capital Specialty Finance, Inc.
5.95%, 03/15/30(a)	250	245,040
5.95%, 03/01/31	200	193,809
Barings BDC, Inc.
5.20%, 09/15/28	200	196,088
7.00%, 02/15/29	250	254,063
Barings Private Credit Corp., 6.15%, 06/11/30(b)	250	244,082
Blackstone Private Credit Fund
4.95%, 09/26/27	250	248,171
7.30%, 11/27/28	450	465,868
4.00%, 01/15/29	393	374,063
5.95%, 07/16/29	575	575,095
5.60%, 11/22/29	300	295,940
5.25%, 04/01/30	250	242,158
5.05%, 09/10/30	300	287,373
6.25%, 01/25/31	300	300,014
5.35%, 03/12/31	450	433,168
5.95%, 05/15/31	500	491,813
6.00%, 01/29/32	650	638,358
6.00%, 11/22/34(a)	550	522,027
Blackstone Secured Lending Fund
5.88%, 11/15/27	175	176,194
5.35%, 04/13/28	450	448,865
2.85%, 09/30/28	390	365,741
5.25%, 09/04/29	100	98,575
5.30%, 06/30/30	375	365,187
5.13%, 01/31/31(a)	350	337,289
Blue Owl Capital Corp.
2.88%, 06/11/28	526	493,169
5.95%, 03/15/29	758	753,179
6.20%, 07/15/30(a)	280	278,299
Blue Owl Credit Income Corp.
7.75%, 09/16/27	400	407,597
7.95%, 06/13/28	398	410,050
7.75%, 01/15/29	352	363,049
6.60%, 09/15/29	600	602,010
5.80%, 03/15/30	625	607,984
6.65%, 03/15/31(a)	470	468,504
Blue Owl Technology Finance Corp.(a)
6.10%, 03/15/28	465	463,042
6.75%, 04/04/29	400	401,004
6.13%, 01/23/31	250	241,180
Capital Southwest Corp., 5.95%, 09/18/30	250	247,798
Carlyle Secured Lending, Inc.
6.75%, 02/18/30	150	151,153
5.75%, 02/15/31	250	242,075
Franklin BSP Capital Corp.
7.20%, 06/15/29	200	203,086
6.00%, 10/02/30(b)	200	193,004
Goldman Sachs BDC, Inc.(a)
5.10%, 01/28/29	250	245,035
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Capital Markets (continued)
Goldman Sachs BDC, Inc.(a) (continued)
5.65%, 09/09/30	$325	$ 319,575
Goldman Sachs Private Credit Corp.(b)
5.05%, 02/23/28	150	148,187
5.88%, 05/06/28(a)	225	225,319
5.38%, 01/31/29	450	443,847
6.25%, 05/06/30	475	474,682
5.88%, 01/31/31	550	540,895
6.15%, 06/16/31	450	446,194
Golub Capital BDC, Inc.
7.05%, 12/05/28	425	437,493
6.00%, 07/15/29	502	503,404
Golub Capital Private Credit Fund
5.80%, 09/12/29	300	297,505
5.88%, 05/01/30(a)	302	298,341
5.60%, 04/15/31(b)	325	314,038
HA Sustainable Infrastructure Capital, Inc.
6.15%, 01/15/31(a)	275	282,805
6.38%, 07/01/34(a)	645	660,300
6.75%, 07/15/35	275	287,340
6.00%, 03/15/36	200	197,028
Main Street Capital Corp.
6.50%, 06/04/27	175	176,915
5.40%, 08/15/28	300	298,558
6.95%, 03/01/29(a)	375	386,576
Morgan Stanley Direct Lending Fund
6.15%, 05/17/29	250	253,058
6.00%, 05/19/30	250	249,516
MSD Investment Corp.
6.25%, 05/31/30	325	321,555
6.13%, 02/05/31(a)(b)	250	243,921
New Mountain Finance Corp.
6.20%, 10/15/27	200	199,899
6.88%, 02/01/29(a)	250	249,918
North Haven Private Income Fund LLC
5.13%, 09/25/28(b)	200	194,801
5.75%, 02/01/30	200	195,196
Nuveen Churchill Direct Lending Corp., 6.65%, 03/15/30	200	200,824
Oaktree Specialty Lending Corp.
7.10%, 02/15/29	200	203,679
6.34%, 02/27/30	245	241,927
Sixth Street Lending Partners
6.50%, 03/11/29	426	435,552
5.75%, 01/15/30(a)	350	348,210
6.13%, 07/15/30	500	502,561
Sixth Street Specialty Lending, Inc.
6.95%, 08/14/28	250	258,089
6.13%, 03/01/29(a)	200	202,696
5.63%, 08/15/30	190	188,866
		32,998,120
Chemicals — 0.7%
Air Products and Chemicals, Inc.
4.30%, 06/11/28	400	400,963
4.60%, 02/08/29	450	453,319
2.05%, 05/15/30	623	568,469
4.75%, 02/08/31	386	390,595
4.90%, 10/11/32(a)	300	303,787
4.80%, 03/03/33	300	302,260
4.85%, 02/08/34(a)	672	673,278
Security	Par (000)	Value
Chemicals (continued)
Albemarle Corp., 5.05%, 06/01/32(a)	$123	$ 123,151
Cabot Corp.
4.00%, 07/01/29	93	91,273
5.00%, 06/30/32	400	400,768
CF Industries, Inc.
5.15%, 03/15/34	542	540,062
5.30%, 11/26/35(a)	675	675,685
Dow Chemical Co.
4.80%, 11/30/28	375	376,858
7.38%, 11/01/29	358	387,695
2.10%, 11/15/30	550	486,389
4.80%, 01/15/31	500	494,813
6.30%, 03/15/33(a)	362	381,785
5.15%, 02/15/34(a)	400	393,459
4.25%, 10/01/34	350	319,923
5.35%, 03/15/35(a)	325	321,791
5.65%, 03/15/36	300	299,061
DuPont de Nemours, Inc., 4.73%, 11/15/28(b)	558	559,979
Eastman Chemical Co.
4.50%, 12/01/28	179	179,097
5.00%, 08/01/29	615	621,192
4.50%, 02/20/31	250	245,504
5.75%, 03/08/33(a)	360	373,586
5.63%, 02/20/34	510	520,542
Ecolab, Inc.
3.25%, 12/01/27	329	324,839
5.25%, 01/15/28	304	309,077
4.30%, 06/15/28(a)	354	354,638
4.80%, 03/24/30	413	418,865
1.30%, 01/30/31	490	423,963
2.13%, 02/01/32	329	289,421
5.00%, 09/01/35	305	306,611
EIDP, Inc.
2.30%, 07/15/30(a)	374	344,447
5.13%, 05/15/32	300	305,083
4.80%, 05/15/33(a)	350	346,452
International Flavors & Fragrances, Inc., 4.45%, 09/26/28(a)	263	262,643
Linde, Inc., 1.10%, 08/10/30	383	337,275
Lubrizol Corp., 6.50%, 10/01/34(a)	100	111,173
LYB International Finance III LLC
2.25%, 10/01/30	384	344,307
5.13%, 01/15/31	310	311,399
5.63%, 05/15/33	420	426,954
5.50%, 03/01/34	425	425,429
6.15%, 05/15/35(a)	300	310,309
5.88%, 01/15/36(a)	640	646,477
Mosaic Co.
4.05%, 11/15/27	419	416,389
5.38%, 11/15/28(a)	200	203,847
4.35%, 01/15/29	315	313,055
4.60%, 11/15/30	270	267,609
5.45%, 11/15/33(a)	272	275,291
NewMarket Corp., 2.70%, 03/18/31	294	266,066
Nutrien Ltd.
5.20%, 06/21/27	300	302,457
4.90%, 03/27/28	460	463,778
4.20%, 04/01/29	500	496,441
2.95%, 05/13/30	279	261,997
5.25%, 03/12/32	400	408,263
5.40%, 06/21/34(a)	400	407,548

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Chemicals (continued)
Nutrien Ltd. (continued)
4.13%, 03/15/35	$284	$ 260,740
PPG Industries, Inc.
3.75%, 03/15/28	400	396,105
2.80%, 08/15/29	129	122,503
2.55%, 06/15/30	300	279,292
4.38%, 03/15/31	300	296,069
RPM International, Inc.
4.55%, 03/01/29	290	290,655
2.95%, 01/15/32	159	143,305
Sherwin-Williams Co.
3.45%, 06/01/27	1,045	1,035,710
4.55%, 03/01/28	400	401,154
4.30%, 08/15/28	300	299,216
2.95%, 08/15/29	512	488,347
2.30%, 05/15/30(a)	350	320,813
4.50%, 08/15/30	300	299,132
4.80%, 09/01/31	150	150,902
2.20%, 03/15/32	211	184,168
5.15%, 08/15/35	300	301,364
Westlake Corp.(a)
3.38%, 06/15/30	225	214,231
5.55%, 11/15/35	375	374,862
		27,425,955
Commercial Services & Supplies — 1.0%
Automatic Data Processing, Inc.
1.70%, 05/15/28	574	547,698
1.25%, 09/01/30	705	619,837
4.75%, 05/08/32	450	453,220
4.45%, 09/09/34	843	825,897
Block Financial LLC
2.50%, 07/15/28	273	258,822
3.88%, 08/15/30(a)	479	450,681
5.38%, 09/15/32(a)	200	195,110
Cintas Corp. No. 2
4.20%, 05/01/28(a)	275	274,763
4.00%, 05/01/32	350	340,638
Cornell University
4.84%, 06/15/34	350	352,151
Series 2025, 4.17%, 06/15/30	235	233,443
Series 2025, 4.73%, 06/15/35	250	247,894
Emory University, Series 2020, 2.14%, 09/01/30(a)	250	227,399
Equifax, Inc.
5.10%, 12/15/27	300	302,675
5.10%, 06/01/28	524	529,671
4.80%, 09/15/29	324	325,189
3.10%, 05/15/30	354	331,903
2.35%, 09/15/31	617	541,929
GATX Corp.
3.50%, 03/15/28	200	196,487
4.55%, 11/07/28	200	200,184
4.70%, 04/01/29	379	380,203
4.00%, 06/30/30	350	341,973
1.90%, 06/01/31	259	226,214
3.50%, 06/01/32	250	231,047
4.90%, 03/15/33	215	212,456
5.45%, 09/15/33	300	303,998
6.05%, 03/15/34	400	422,476
6.90%, 05/01/34	250	275,396
5.50%, 06/15/35	310	313,690
Security	Par (000)	Value
Commercial Services & Supplies (continued)
Global Payments, Inc.
4.95%, 08/15/27	$275	$ 275,809
4.55%, 03/15/28	225	224,130
4.45%, 06/01/28	350	347,133
4.50%, 11/15/28	1,025	1,016,888
3.20%, 08/15/29	777	733,747
5.30%, 08/15/29	520	523,110
2.90%, 05/15/30	504	461,658
4.88%, 11/15/30	1,035	1,015,847
2.90%, 11/15/31	475	417,843
5.40%, 08/15/32	285	283,174
5.20%, 11/15/32	650	635,106
5.40%, 03/15/33	325	317,511
5.55%, 11/15/35	1,125	1,084,914
J Paul Getty Trust, 4.91%, 04/01/35	325	326,947
Johns Hopkins University, Series A, 4.71%, 07/01/32	125	125,956
Leland Stanford Junior University(a)
1.29%, 06/01/27	50	48,580
4.68%, 03/01/35	300	298,167
Series 2025, 4.15%, 08/01/30	500	498,431
Moody’s Corp.
3.25%, 01/15/28	196	192,639
4.25%, 02/01/29	129	128,902
2.00%, 08/19/31(a)	592	522,351
4.25%, 08/08/32	350	341,484
5.00%, 08/05/34	225	224,965
PayPal Holdings, Inc.
3.90%, 06/01/27(a)	250	249,092
4.45%, 03/06/28	280	280,467
2.85%, 10/01/29	1,054	998,243
2.30%, 06/01/30	652	597,405
4.40%, 06/01/32	770	754,846
5.15%, 06/01/34(a)	523	519,225
5.10%, 04/01/35(a)	250	247,975
President and Fellows of Harvard College(a)
4.89%, 03/15/30	400	408,678
4.61%, 02/15/35	200	198,301
Quanta Services, Inc.
4.75%, 08/09/27	325	326,383
4.30%, 08/09/28	225	224,626
2.90%, 10/01/30	537	500,275
4.50%, 01/15/31	225	223,435
2.35%, 01/15/32(a)	400	350,843
5.25%, 08/09/34	425	430,049
5.10%, 08/09/35	325	323,838
RELX Capital, Inc.
4.00%, 03/18/29	697	688,012
4.75%, 03/27/30	522	525,891
3.00%, 05/22/30	450	424,261
4.75%, 05/20/32(a)	210	210,160
5.25%, 03/27/35	575	580,044
Rollins, Inc., 5.25%, 02/24/35	340	339,624
S&P Global, Inc.
4.75%, 08/01/28	429	433,073
2.95%, 03/01/29	758	731,071
4.25%, 05/01/29	525	522,408
2.50%, 12/01/29	239	224,067
1.25%, 08/15/30(a)	355	309,703
4.25%, 01/15/31(b)	395	389,569
2.90%, 03/01/32	994	908,091
5.25%, 09/15/33	321	330,406
4.80%, 12/04/35(b)	260	254,542
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services & Supplies (continued)
TR Finance LLC, 5.50%, 08/15/35(a)	$200	$ 201,275
Triton Container International Ltd./TAL International Container Corp.
3.25%, 03/15/32	450	402,225
5.15%, 02/15/33	425	416,957
Trustees of Columbia University in the City of New York, Series 2024, 4.36%, 10/01/35(a)	300	289,882
Trustees of Dartmouth College, 4.27%, 06/01/30	115	114,756
Trustees of Princeton University, 4.65%, 07/01/30	75	75,952
UL Solutions, Inc., 6.50%, 10/20/28	150	156,645
Verisk Analytics, Inc.
4.13%, 03/15/29	413	409,239
4.45%, 03/15/31(a)	70	69,003
5.75%, 04/01/33	285	295,607
5.25%, 06/05/34	396	395,112
5.25%, 03/15/35	525	519,968
5.13%, 03/15/36(a)	225	219,829
Yale University
Series 2020, 1.48%, 04/15/30	98	88,338
Series 2025, 4.70%, 04/15/32	55	55,775
		37,423,502
Construction & Engineering — 0.0%
Jacobs Engineering Group, Inc.
6.35%, 08/18/28	300	310,546
5.90%, 03/01/33(a)	265	273,366
Jacobs Solutions, Inc.
4.75%, 03/03/31	300	296,917
5.38%, 03/03/36	400	387,987
MasTec, Inc., 5.90%, 06/15/29	296	305,003
		1,573,819
Consumer Finance — 1.4%
American Express Co.
5.85%, 11/05/27	990	1,012,530
4.05%, 05/03/29(a)	709	706,348
(1-day SOFR + 0.58%), 4.01%, 02/09/29(c)	775	769,706
(1-day SOFR + 0.81%), 4.35%, 07/20/29(c)	950	948,130
05/03/30(c)(d)	790	788,836
(1-day SOFR + 0.87%), 4.46%, 02/10/32(c)	550	544,124
(1-day SOFR + 0.93%), 5.04%, 07/26/28(c)	554	558,537
(1-day SOFR + 1.22%), 4.92%, 07/20/33(a)(c)	1,195	1,197,838
(1-day SOFR + 1.24%), 4.80%, 10/24/36(c)	1,275	1,233,925
(1-day SOFR + 1.26%), 4.73%, 04/25/29(a)(c)	1,050	1,055,694
(1-day SOFR + 1.42%), 5.28%, 07/26/35(a)(c)	1,280	1,295,416
(1-day SOFR + 1.44%), 5.02%, 04/25/31(c)	1,050	1,065,349
(1-day SOFR + 1.63%), 5.92%, 04/25/35(c)	200	207,544
(1-day SOFR + 1.76%), 4.42%, 08/03/33(c)	722	704,202
(1-day SOFR + 1.79%), 5.67%, 04/25/36(c)	995	1,032,306
(1-day SOFR + 1.84%), 5.04%, 05/01/34(c)	800	802,985
(1-day SOFR + 1.93%), 5.63%, 07/28/34(c)	300	306,055
(1-day SOFR + 1.94%), 6.49%, 10/30/31(c)	708	759,849
(1-day SOFR + 2.26%), 4.99%, 05/26/33(c)	632	628,610
(1-day SOFR Index + 1.02%), 5.09%, 01/30/31(c)	695	707,149
(1-day SOFR Index + 1.09%), 5.53%, 04/25/30(c)	678	697,325
(1-day SOFR Index + 1.28%), 5.28%, 07/27/29(c)	1,063	1,082,292
(1-day SOFR Index + 1.32%), 5.44%, 01/30/36(c)	1,050	1,070,627
Andrew W Mellon Foundation, Series 2020, 0.95%, 08/01/27(a)	29	27,892
Capital One Financial Corp.
3.65%, 05/11/27	673	668,552
3.80%, 01/31/28	879	869,211
6.70%, 11/29/32	500	545,171
Security	Par (000)	Value
Consumer Finance (continued)
Capital One Financial Corp. (continued)
(1-day SOFR + 1.15%), 4.72%, 01/30/32(c)	$450	$ 444,183
(1-day SOFR + 1.25%), 4.49%, 09/11/31(c)	735	722,591
(1-day SOFR + 1.27%), 2.62%, 11/02/32(c)	313	276,263
(1-day SOFR + 1.34%), 2.36%, 07/29/32(c)	629	542,014
(1-day SOFR + 1.51%), 5.40%, 01/30/37(c)	950	933,074
(1-day SOFR + 1.56%), 5.46%, 07/26/30(c)	472	481,771
(1-day SOFR + 1.63%), 5.20%, 09/11/36(c)	1,050	1,017,045
(1-day SOFR + 1.79%), 3.27%, 03/01/30(c)	792	763,461
(1-day SOFR + 1.91%), 5.70%, 02/01/30(c)	668	686,198
(1-day SOFR + 1.99%), 5.88%, 07/26/35(c)	700	718,106
(1-day SOFR + 2.04%), 6.18%, 01/30/36(c)	1,000	1,018,256
(1-day SOFR + 2.06%), 4.93%, 05/10/28(c)	634	636,836
(1-day SOFR + 2.08%), 5.47%, 02/01/29(c)	567	575,869
(1-day SOFR + 2.26%), 6.05%, 02/01/35(c)	790	819,016
(1-day SOFR + 2.37%), 5.27%, 05/10/33(a)(c)	650	651,390
(1-day SOFR + 2.60%), 5.25%, 07/26/30(c)	714	723,978
(1-day SOFR + 2.60%), 5.82%, 02/01/34(c)	801	822,719
(1-day SOFR + 2.64%), 6.31%, 06/08/29(c)	1,155	1,194,276
(1-day SOFR + 2.86%), 6.38%, 06/08/34(a)(c)	1,055	1,114,017
(1-day SOFR + 3.07%), 7.62%, 10/30/31(c)	1,126	1,242,792
(1-day SOFR Index + 3.37%), 7.96%, 11/02/34(c)	575	663,235
Mastercard, Inc.
4.10%, 01/15/28(a)	215	215,153
3.50%, 02/26/28	179	177,258
4.88%, 03/09/28	410	415,632
4.55%, 03/15/28	615	620,157
2.95%, 06/01/29	543	523,768
3.35%, 03/26/30	902	872,168
1.90%, 03/15/31(a)	325	289,707
2.00%, 11/18/31	456	404,701
4.35%, 01/15/32	600	595,752
4.95%, 03/15/32	325	333,686
4.85%, 03/09/33	556	563,146
4.88%, 05/09/34	574	578,344
4.55%, 01/15/35(a)	874	857,014
Synchrony Financial
3.95%, 12/01/27	479	473,714
5.15%, 03/19/29	413	413,869
2.88%, 10/28/31	508	446,539
(1-day SOFR + 1.40%), 5.02%, 07/29/29(c)	340	339,908
(1-day SOFR + 1.53%), 4.95%, 02/25/32(c)	150	146,509
(1-day SOFR + 1.68%), 5.45%, 03/06/31(a)(c)	542	543,377
(1-day SOFR + 2.07%), 6.00%, 07/29/36(c)	405	402,920
(1-day SOFR Index + 2.13%), 5.94%, 08/02/30(c)	400	407,769
Visa, Inc.
0.75%, 08/15/27	250	239,797
2.75%, 09/15/27	609	598,646
3.80%, 02/12/29	300	297,771
2.05%, 04/15/30	897	825,904
4.10%, 02/12/31	300	298,835
1.10%, 02/15/31	710	615,824
4.40%, 02/12/33	300	297,021
4.15%, 12/14/35	1,000	956,687
4.70%, 02/12/36(a)	400	395,961
Western Union Co.
4.75%, 06/15/29	175	173,960
2.75%, 03/15/31	195	176,160
		51,830,950
Consumer Staples Distribution & Retail — 0.6%
Best Buy Co., Inc.
4.45%, 10/01/28(a)	250	250,305

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Consumer Staples Distribution & Retail (continued)
Best Buy Co., Inc. (continued)
1.95%, 10/01/30	$436	$ 389,883
Costco Wholesale Corp.
3.00%, 05/18/27	657	651,019
1.38%, 06/20/27	832	808,160
1.60%, 04/20/30	1,143	1,035,103
1.75%, 04/20/32	633	549,249
Dollar General Corp.
4.13%, 05/01/28	300	298,113
5.20%, 07/05/28	140	142,013
3.50%, 04/03/30	626	598,143
5.00%, 11/01/32	455	453,683
5.45%, 07/05/33	630	641,928
Dollar Tree, Inc.
4.20%, 05/15/28	693	688,972
2.65%, 12/01/31	513	457,838
Target Corp.
4.35%, 06/15/28	405	406,724
3.38%, 04/15/29	629	614,950
2.35%, 02/15/30	811	755,626
2.65%, 09/15/30(a)	361	335,744
4.50%, 09/15/32	672	675,381
4.40%, 01/15/33(a)	300	298,029
4.50%, 09/15/34	475	462,565
5.00%, 04/15/35(a)	650	652,208
5.25%, 02/15/36	200	203,553
Walmart, Inc.
3.95%, 09/09/27	640	640,030
3.90%, 04/15/28	520	519,407
3.70%, 06/26/28	974	968,389
1.50%, 09/22/28	835	788,323
4.00%, 04/30/29	150	149,780
3.25%, 07/08/29	500	488,751
7.55%, 02/15/30	278	311,233
4.00%, 04/15/30	342	340,752
4.35%, 04/28/30	910	917,824
4.15%, 04/30/31	525	522,837
1.80%, 09/22/31	1,440	1,276,859
4.15%, 09/09/32(a)	762	757,679
4.10%, 04/15/33(a)	1,000	985,420
4.45%, 04/30/33	525	522,607
4.90%, 04/28/35	1,015	1,027,952
5.25%, 09/01/35	400	417,081
4.75%, 04/30/36	925	918,935
2.38%, 09/24/29(a)	300	283,747
		23,206,795
Containers & Packaging — 0.3%
Amcor Finance USA, Inc.
4.50%, 05/15/28	272	272,261
5.63%, 05/26/33(a)	320	330,263
Amcor Flexibles North America, Inc.
4.80%, 03/17/28	525	527,961
4.25%, 03/08/29	225	223,078
5.10%, 03/17/30	436	441,389
2.63%, 06/19/30	405	374,172
2.69%, 05/25/31	437	396,194
5.50%, 03/17/35(a)	490	496,798
5.13%, 03/12/36(a)	425	414,110
Amcor Group Finance PLC, 5.45%, 05/23/29	350	358,264
AptarGroup, Inc.
4.75%, 03/30/31	325	322,720
Security	Par (000)	Value
Containers & Packaging (continued)
AptarGroup, Inc. (continued)
3.60%, 03/15/32	$250	$ 231,661
Berry Global, Inc.
5.50%, 04/15/28	350	356,386
5.80%, 06/15/31	590	613,857
5.65%, 01/15/34(a)	424	434,625
Packaging Corp. of America
3.40%, 12/15/27	350	344,749
3.00%, 12/15/29	388	368,864
5.70%, 12/01/33	220	228,638
5.20%, 08/15/35(a)	315	314,096
Smurfit Kappa Treasury ULC
5.20%, 01/15/30	400	407,769
5.44%, 04/03/34	800	812,185
Smurfit Westrock Financing DAC
5.42%, 01/15/35	600	604,261
5.19%, 01/15/36	400	394,204
Sonoco Products Co.
4.60%, 09/01/29(a)	525	523,976
3.13%, 05/01/30	277	260,966
2.85%, 02/01/32	379	340,707
5.00%, 09/01/34(a)	455	446,311
WestRock MWV LLC, 8.20%, 01/15/30	289	323,416
WRKCo, Inc.
4.00%, 03/15/28	323	320,729
3.90%, 06/01/28	264	260,962
4.90%, 03/15/29	429	432,483
4.20%, 06/01/32	288	276,217
3.00%, 06/15/33(a)	350	307,322
		12,761,594
Distributors — 0.0%
LKQ Corp.
5.75%, 06/15/28	488	496,310
6.25%, 06/15/33	350	363,471
WW Grainger, Inc., 4.45%, 09/15/34	280	274,299
		1,134,080
Diversified REITs — 1.8%
Agree LP
2.00%, 06/15/28	258	245,061
2.90%, 10/01/30	258	239,470
4.80%, 10/01/32	200	197,737
2.60%, 06/15/33	200	170,082
5.63%, 06/15/34	334	342,350
5.60%, 06/15/35	175	179,631
American Assets Trust LP
3.38%, 02/01/31	372	338,516
6.15%, 10/01/34	300	300,638
American Tower Corp.
3.55%, 07/15/27	500	495,166
3.60%, 01/15/28	500	492,968
1.50%, 01/31/28(a)	243	231,124
5.50%, 03/15/28	290	295,171
5.25%, 07/15/28	494	501,732
5.80%, 11/15/28	420	432,618
5.20%, 02/15/29	300	305,215
3.95%, 03/15/29	413	406,678
3.80%, 08/15/29	1,063	1,038,835
2.90%, 01/15/30	447	420,743
5.00%, 01/31/30	465	470,990
4.90%, 03/15/30	545	550,335
2.10%, 06/15/30	609	550,605
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified REITs (continued)
American Tower Corp. (continued)
1.88%, 10/15/30	$599	$ 532,043
2.70%, 04/15/31	396	360,079
2.30%, 09/15/31	391	345,422
4.05%, 03/15/32	366	351,793
4.70%, 12/15/32	565	557,565
5.65%, 03/15/33	506	524,655
5.55%, 07/15/33	524	538,961
5.90%, 11/15/33	500	523,745
5.45%, 02/15/34	400	407,500
5.40%, 01/31/35(a)	325	328,869
5.35%, 03/15/35	506	510,033
Americold Realty Operating Partnership LP
5.60%, 05/15/32	225	224,076
5.41%, 09/12/34	325	312,463
Brixmor Operating Partnership LP
2.25%, 04/01/28	270	259,226
4.13%, 05/15/29	380	375,440
4.05%, 07/01/30	394	384,034
2.50%, 08/16/31	415	370,131
5.20%, 04/01/32	200	201,950
4.85%, 02/15/33	280	275,308
5.50%, 02/15/34	225	228,873
5.75%, 02/15/35	300	310,133
5.38%, 06/15/36	75	74,783
Broadstone Net Lease LLC
2.60%, 09/15/31	220	193,987
5.00%, 11/01/32	275	271,238
Crown Castle, Inc.
3.65%, 09/01/27	600	593,354
5.00%, 01/11/28	645	649,784
3.80%, 02/15/28	709	699,268
4.80%, 09/01/28	120	120,589
4.30%, 02/15/29	450	446,019
5.60%, 06/01/29	425	435,829
4.90%, 09/01/29	260	261,177
3.10%, 11/15/29	200	189,231
3.30%, 07/01/30	572	538,654
2.25%, 01/15/31	705	624,868
2.10%, 04/01/31	593	519,682
2.50%, 07/15/31	500	442,730
5.10%, 05/01/33	475	470,810
5.80%, 03/01/34	450	463,377
5.20%, 09/01/34	525	521,535
Digital Realty Trust LP
3.70%, 08/15/27	717	710,174
5.55%, 01/15/28	485	493,364
4.45%, 07/15/28	350	349,452
3.60%, 07/01/29	620	603,221
EPR Properties
4.50%, 06/01/27	225	224,156
4.95%, 04/15/28	225	225,081
3.75%, 08/15/29	225	216,458
4.75%, 11/15/30	350	343,943
3.60%, 11/15/31	250	229,279
Equinix Asia Financing Corp. Pte. Ltd., 4.40%, 03/15/31	535	525,266
Equinix Europe 2 Financing Corp. LLC
4.60%, 11/15/30	475	471,697
4.70%, 03/15/33	700	685,011
5.50%, 06/15/34	476	485,119
Equinix, Inc.
1.80%, 07/15/27	372	360,854
Security	Par (000)	Value
Diversified REITs (continued)
Equinix, Inc. (continued)
1.55%, 03/15/28	$545	$ 517,476
2.00%, 05/15/28	308	293,725
3.20%, 11/18/29	592	564,570
2.15%, 07/15/30	817	736,449
2.50%, 05/15/31	619	554,684
3.90%, 04/15/32	800	758,855
Federal Realty OP LP
3.25%, 07/15/27	259	255,369
5.38%, 05/01/28	160	162,374
3.50%, 06/01/30	518	495,783
First Industrial LP, 5.25%, 01/15/31(a)	300	303,658
GLP Capital LP/GLP Financing II, Inc.
5.75%, 06/01/28	340	344,477
5.30%, 01/15/29	429	431,992
4.00%, 01/15/30	567	544,561
4.00%, 01/15/31	400	378,524
3.25%, 01/15/32	450	402,716
5.25%, 02/15/33	450	443,097
6.75%, 12/01/33	309	327,421
5.63%, 09/15/34	545	541,186
5.63%, 03/01/36	330	323,731
Host Hotels & Resorts LP
4.25%, 12/15/28	250	247,362
5.70%, 06/15/32	225	231,477
5.70%, 07/01/34	400	406,878
5.50%, 04/15/35	450	450,029
Series H, 3.38%, 12/15/29	405	385,576
Series I, 3.50%, 09/15/30	450	425,093
Series J, 2.90%, 12/15/31	329	294,328
Kimco Realty OP LLC
1.90%, 03/01/28	166	159,014
2.70%, 10/01/30	350	325,832
2.25%, 12/01/31	239	211,299
3.20%, 04/01/32	500	461,869
4.60%, 02/01/33	372	366,758
6.40%, 03/01/34(a)	325	352,601
4.85%, 03/01/35	398	390,549
5.30%, 02/01/36	100	101,159
Kite Realty Group LP
4.95%, 12/15/31	200	199,515
5.20%, 08/15/32	185	186,048
5.50%, 03/01/34	272	275,266
Kite Realty Group Trust, 4.75%, 09/15/30	200	200,344
Lineage OP LP, 5.25%, 07/15/30	350	349,747
LXP Industrial Trust
2.70%, 09/15/30	256	233,727
2.38%, 10/01/31	300	260,992
Phillips Edison Grocery Center Operating Partnership I LP
2.63%, 11/15/31(a)	245	218,205
5.25%, 08/15/32	125	126,911
5.75%, 07/15/34	275	283,181
4.95%, 01/15/35	280	271,920
Prologis LP
3.38%, 12/15/27	316	312,200
4.88%, 06/15/28	427	431,991
3.88%, 09/15/28	150	148,516
4.00%, 09/15/28	200	198,635
4.38%, 02/01/29(a)	261	261,428
2.88%, 11/15/29	308	292,594
2.25%, 04/15/30	715	658,674
1.75%, 07/01/30	243	217,249

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified REITs (continued)
Prologis LP (continued)
1.25%, 10/15/30	$528	$ 458,899
4.75%, 01/15/31	450	454,749
1.75%, 02/01/31	191	168,339
1.63%, 03/15/31(a)	282	246,336
4.25%, 06/15/31	250	245,954
2.25%, 01/15/32	210	184,793
4.63%, 01/15/33	365	360,804
4.75%, 06/15/33	505	500,887
5.13%, 01/15/34	506	509,891
5.00%, 03/15/34	471	471,199
5.00%, 01/31/35	500	497,558
5.25%, 05/15/35	525	532,082
4.90%, 06/15/36	450	439,362
Rayonier LP, 2.75%, 05/17/31	241	217,173
Regency Centers LP
4.13%, 03/15/28	254	253,056
2.95%, 09/15/29	179	170,467
3.70%, 06/15/30	413	400,453
5.00%, 07/15/32	180	181,708
4.50%, 03/15/33	115	112,069
5.25%, 01/15/34	250	252,876
5.10%, 01/15/35(a)	210	208,986
Rexford Industrial Realty LP
5.00%, 06/15/28(a)	120	121,284
2.13%, 12/01/30	219	193,552
2.15%, 09/01/31	218	188,918
Safehold GL Holdings LLC
2.80%, 06/15/31	429	388,715
6.10%, 04/01/34(a)	195	205,276
5.65%, 01/15/35(a)	300	305,105
Sun Communities Operating LP
2.30%, 11/01/28	231	218,831
2.70%, 07/15/31	403	362,633
4.20%, 04/15/32	429	411,666
Ventas Realty LP
4.00%, 03/01/28	375	371,727
4.40%, 01/15/29	500	497,289
3.00%, 01/15/30	575	542,718
4.75%, 11/15/30	279	279,404
2.50%, 09/01/31	321	286,022
5.10%, 07/15/32	300	303,486
5.63%, 07/01/34	275	282,778
5.00%, 01/15/35	375	368,920
5.00%, 02/15/36	240	235,330
VICI Properties LP
4.75%, 02/15/28	868	869,133
4.75%, 04/01/28	370	370,345
4.95%, 02/15/30	776	776,011
5.13%, 11/15/31	475	473,602
5.13%, 05/15/32(a)	930	921,850
5.75%, 04/01/34	400	406,025
5.63%, 04/01/35	535	536,981
Weyerhaeuser Co.
4.00%, 11/15/29	541	530,799
4.00%, 04/15/30	500	487,101
7.38%, 03/15/32(a)	403	450,449
3.38%, 03/09/33	250	225,266
WP Carey, Inc.
3.85%, 07/15/29	193	188,604
4.65%, 07/15/30	275	274,234
2.40%, 02/01/31	304	272,408
Security	Par (000)	Value
Diversified REITs (continued)
WP Carey, Inc. (continued)
2.45%, 02/01/32	$250	$ 219,133
2.25%, 04/01/33	258	215,119
5.38%, 06/30/34	200	201,270
		67,735,194
Diversified Telecommunication Services — 1.8%
AT&T, Inc.
2.30%, 06/01/27	1,688	1,652,280
1.65%, 02/01/28	1,430	1,365,319
4.10%, 02/15/28	928	924,369
4.35%, 03/01/29(a)	1,818	1,815,140
4.30%, 02/15/30	1,702	1,688,293
4.70%, 08/15/30	725	729,612
4.40%, 04/30/31	775	766,543
2.75%, 06/01/31	1,809	1,650,514
2.25%, 02/01/32	1,490	1,299,633
4.55%, 11/01/32	750	735,348
4.75%, 04/30/33	1,025	1,011,246
2.55%, 12/01/33	2,356	1,989,942
5.40%, 02/15/34	1,750	1,781,387
4.50%, 05/15/35	1,510	1,428,113
5.38%, 08/15/35	725	729,811
4.90%, 11/01/35(a)	1,050	1,020,334
5.13%, 04/30/36	775	761,119
Bell Telephone Co. of Canada or Bell Canada
2.15%, 02/15/32(a)	245	212,199
5.10%, 05/11/33(a)	592	592,817
5.20%, 02/15/34	400	401,518
British Telecommunications PLC
5.13%, 12/04/28	478	484,466
9.63%, 12/15/30	1,526	1,819,973
Cisco Systems, Inc.
4.55%, 02/24/28(a)	600	605,759
4.85%, 02/26/29	1,800	1,829,201
4.75%, 02/24/30	650	660,303
4.95%, 02/26/31	1,661	1,699,927
4.95%, 02/24/32	550	561,060
5.05%, 02/26/34	1,628	1,648,292
5.10%, 02/24/35	775	784,659
Deutsche Telekom International Finance BV
8.75%, 06/15/30	2,218	2,543,969
9.25%, 06/01/32	362	443,370
Juniper Networks, Inc.
3.75%, 08/15/29	313	304,615
2.00%, 12/10/30	250	219,499
Koninklijke KPN NV, 8.38%, 10/01/30	350	401,979
Nokia OYJ, 4.38%, 06/12/27	350	349,093
Sprint Capital Corp.
6.88%, 11/15/28	1,450	1,531,098
8.75%, 03/15/32	1,100	1,308,380
Telefonica Europe BV, 8.25%, 09/15/30	775	876,751
TELUS Corp.
3.70%, 09/15/27	400	395,493
3.40%, 05/13/32	522	475,385
Verizon Communications, Inc.
2.10%, 03/22/28	1,332	1,279,363
4.33%, 09/21/28	1,983	1,984,213
3.88%, 02/08/29	759	750,630
4.02%, 12/03/29	2,049	2,020,583
3.15%, 03/22/30	829	789,593
1.50%, 09/18/30	450	396,295
1.68%, 10/30/30	319	281,704
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Telecommunication Services (continued)
Verizon Communications, Inc. (continued)
7.75%, 12/01/30	$367	$ 412,940
1.75%, 01/20/31	1,273	1,119,413
2.55%, 03/21/31	2,023	1,839,301
2.36%, 03/15/32	2,962	2,590,221
4.75%, 01/15/33	1,340	1,323,258
5.05%, 05/09/33	629	636,088
4.50%, 08/10/33	1,204	1,168,357
4.40%, 11/01/34	1,100	1,044,547
4.78%, 02/15/35	1,500	1,455,453
5.25%, 04/02/35	1,465	1,465,250
5.85%, 09/15/35	400	419,323
4.27%, 01/15/36	850	784,533
5.00%, 01/15/36	1,400	1,366,733
		64,626,607
Electric Utilities — 6.7%
AEP Texas, Inc.
3.95%, 06/01/28	413	408,796
5.45%, 05/15/29	225	230,626
4.70%, 05/15/32	480	473,428
5.40%, 06/01/33	245	249,854
5.70%, 05/15/34	450	464,548
Series Q, 5.20%, 04/15/36	975	958,531
AEP Texas, Inc., RB, Series I, 2.10%, 07/01/30	1,000	907,976
AEP Transmission Co. LLC
5.15%, 04/01/34	295	296,894
5.38%, 06/15/35	598	607,548
AES Corp.
5.45%, 06/01/28	570	575,555
2.45%, 01/15/31(a)	663	590,408
5.80%, 03/15/32	488	496,258
Alabama Power Co.
3.75%, 09/01/27	400	397,746
3.05%, 03/15/32(a)	600	552,277
3.94%, 09/01/32(a)	300	288,338
5.85%, 11/15/33	225	237,635
5.10%, 04/02/35	500	504,531
Series 2020-A, 1.45%, 09/15/30	483	426,001
Series C, 4.30%, 03/15/31	450	445,467
Ameren Corp.
1.75%, 03/15/28	300	285,622
5.00%, 01/15/29	512	519,253
3.50%, 01/15/31	329	312,487
5.38%, 03/15/35(a)	565	572,909
5.00%, 05/15/36	250	244,411
Ameren Illinois Co.
3.80%, 05/15/28	250	247,765
1.55%, 11/15/30	250	219,429
3.85%, 09/01/32	400	381,124
4.95%, 06/01/33	250	251,262
American Electric Power Co., Inc.
5.75%, 11/01/27	400	406,992
3.20%, 11/13/27	260	255,283
5.20%, 01/15/29	775	789,465
2.30%, 03/01/30	525	482,354
5.95%, 11/01/32	400	421,630
5.63%, 03/01/33	678	701,669
Series J, 4.30%, 12/01/28	413	411,923
Appalachian Power Co.
5.65%, 04/01/34	225	231,782
Series AA, 2.70%, 04/01/31	950	865,142
Security	Par (000)	Value
Electric Utilities (continued)
Appalachian Power Co. (continued)
Series BB, 4.50%, 08/01/32	$400	$ 392,191
Series X, 3.30%, 06/01/27	250	247,081
Arizona Public Service Co.
2.60%, 08/15/29	413	388,143
2.20%, 12/15/31	129	112,535
6.35%, 12/15/32	300	320,389
5.55%, 08/01/33(a)	375	385,491
5.70%, 08/15/34	435	450,072
5.10%, 03/15/36	270	265,856
Atlantic City Electric Co.
4.00%, 10/15/28	200	198,472
2.30%, 03/15/31	200	179,958
Avangrid, Inc., 3.80%, 06/01/29	500	487,591
Baltimore Gas and Electric Co.
2.25%, 06/15/31	509	456,066
5.30%, 06/01/34	275	279,257
5.45%, 06/01/35	1,100	1,125,310
Berkshire Hathaway Energy Co.
3.25%, 04/15/28	513	503,595
3.70%, 07/15/30	733	711,603
1.65%, 05/15/31	1,099	953,201
6.13%, 04/01/36	1,100	1,179,045
Black Hills Corp.
5.95%, 03/15/28(a)	200	204,839
3.05%, 10/15/29	342	324,700
2.50%, 06/15/30	300	275,128
4.55%, 01/31/31	275	272,561
4.35%, 05/01/33	220	209,137
6.15%, 05/15/34	250	263,695
6.00%, 01/15/35	300	311,211
CenterPoint Energy Houston Electric LLC
5.20%, 10/01/28	415	423,015
4.80%, 03/15/30	325	328,833
4.95%, 04/01/33	660	662,874
5.15%, 03/01/34	310	312,793
5.05%, 03/01/35	685	685,446
Series AE, 2.35%, 04/01/31	832	747,725
Series AG, 3.00%, 03/01/32	262	239,215
Series AI, 4.45%, 10/01/32	414	407,957
Series AQ, 4.95%, 08/15/35	510	504,914
Series AR, 4.85%, 04/01/36	155	151,854
Series K2, 6.95%, 03/15/33	273	304,094
CenterPoint Energy, Inc.
5.40%, 06/01/29	576	590,705
2.95%, 03/01/30	344	323,269
CMS Energy Corp.
3.45%, 08/15/27	229	226,151
(5-year CMT + 2.90%), 3.75%, 12/01/50(c)	250	230,461
(5-year CMT + 4.12%), 4.75%, 06/01/50(c)	400	391,147
Commonwealth Edison Co.
3.70%, 08/15/28	363	358,779
2.20%, 03/01/30	300	275,764
4.90%, 02/01/33(a)	320	322,617
5.30%, 06/01/34	335	343,860
Series 122, 2.95%, 08/15/27	250	246,345
Series 132, 3.15%, 03/15/32	200	185,305
Connecticut Light and Power Co.
4.65%, 01/01/29	200	201,487
4.95%, 01/15/30	275	279,347
4.90%, 07/01/33(a)	150	150,735
4.95%, 08/15/34	200	199,284

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric Utilities (continued)
Connecticut Light and Power Co. (continued)
Series A, 2.05%, 07/01/31	$728	$ 643,725
Consolidated Edison Co. of New York, Inc.
3.80%, 05/15/28	413	409,329
2.40%, 06/15/31	629	568,446
5.20%, 03/01/33	500	512,338
5.50%, 03/15/34	500	519,504
5.38%, 05/15/34	200	205,595
5.13%, 03/15/35	284	285,785
Series 2005-A, 5.30%, 03/01/35	200	203,490
Series 20A, 3.35%, 04/01/30	193	185,288
Series D, 4.00%, 12/01/28	313	310,741
Constellation Energy Generation LLC
3.90%, 01/08/28	525	521,097
5.60%, 03/01/28	530	540,794
4.40%, 01/15/31	200	198,004
3.75%, 03/01/31(b)	500	477,575
5.80%, 03/01/33	400	419,262
6.13%, 01/15/34	325	347,326
Consumers Energy Co.
4.65%, 03/01/28(a)	250	251,651
3.80%, 11/15/28	300	296,151
4.90%, 02/15/29	390	395,467
4.60%, 05/30/29	477	479,991
4.70%, 01/15/30	613	617,785
4.50%, 01/15/31	370	369,269
3.60%, 08/15/32	255	240,731
4.63%, 05/15/33	510	504,270
5.05%, 05/15/35	1,190	1,193,799
Dayton Power & Light Co., 4.55%, 08/15/30	225	221,568
Dominion Energy South Carolina, Inc.
6.63%, 02/01/32	200	219,181
5.30%, 05/15/33	200	205,232
Series 2025, 5.30%, 01/15/35	420	428,539
Series A, 2.30%, 12/01/31	330	292,796
Dominion Energy, Inc.
4.60%, 05/15/28	805	807,704
4.25%, 06/01/28	750	747,687
5.00%, 06/15/30	1,625	1,648,558
5.38%, 11/15/32	500	511,288
5.45%, 03/15/35	1,225	1,236,120
Series A, 4.35%, 08/15/32	400	387,943
Series B, 5.95%, 06/15/35	800	836,838
Series C, 3.38%, 04/01/30	1,093	1,044,588
Series C, 2.25%, 08/15/31(a)	588	520,249
Series E, 6.30%, 03/15/33	200	212,818
Series F, 5.25%, 08/01/33	600	605,859
DTE Electric Co.
4.25%, 05/14/27	25	25,075
2.25%, 03/01/30	428	396,006
5.20%, 04/01/33(a)	500	512,817
5.20%, 03/01/34	275	280,987
5.25%, 05/15/35	400	405,328
Series A, 1.90%, 04/01/28	313	300,222
Series A, 3.00%, 03/01/32	279	257,204
Series A, 4.85%, 03/01/36	305	298,065
Series C, 2.63%, 03/01/31(a)	300	275,878
DTE Energy Co.
4.95%, 07/01/27	475	477,994
4.88%, 06/01/28	700	705,587
5.10%, 03/01/29	700	711,213
2.95%, 03/01/30	279	262,989
5.20%, 04/01/30	650	662,519
Security	Par (000)	Value
Electric Utilities (continued)
DTE Energy Co. (continued)
5.85%, 06/01/34	$550	$ 576,244
5.05%, 10/01/35	350	343,681
Series C, 3.40%, 06/15/29	381	368,351
Duke Energy Carolinas LLC
3.95%, 11/15/28	450	446,272
2.45%, 08/15/29	400	376,451
2.45%, 02/01/30	329	306,600
4.85%, 03/15/30	320	325,282
2.55%, 04/15/31	425	388,262
2.85%, 03/15/32	458	416,745
6.45%, 10/15/32	214	232,196
4.95%, 01/15/33	635	643,027
4.85%, 01/15/34	400	399,164
5.25%, 03/15/35	425	431,600
Series A, 6.00%, 12/01/28	163	169,622
Duke Energy Corp.
3.15%, 08/15/27	413	407,455
5.00%, 12/08/27(a)	210	212,207
4.30%, 03/15/28	584	583,100
4.85%, 01/05/29(a)	546	551,437
3.40%, 06/15/29	388	376,247
2.45%, 06/01/30(a)	684	630,689
2.55%, 06/15/31	829	748,766
4.50%, 08/15/32	746	734,968
5.75%, 09/15/33	375	391,826
5.45%, 06/15/34(a)	431	440,774
4.95%, 09/15/35	760	743,571
Duke Energy Florida LLC
3.80%, 07/15/28	422	418,080
2.50%, 12/01/29(a)	614	576,226
1.75%, 06/15/30	388	348,286
4.20%, 12/01/30(a)	300	296,397
2.40%, 12/15/31	479	427,411
5.88%, 11/15/33	501	530,900
4.85%, 12/01/35	385	377,516
Duke Energy Indiana LLC
5.25%, 03/01/34	175	178,827
Series DDDD, 4.95%, 03/15/36	265	260,402
Duke Energy Ohio, Inc.
3.65%, 02/01/29	300	294,757
2.13%, 06/01/30	250	227,725
5.25%, 04/01/33	230	235,107
5.30%, 06/15/35	950	962,129
Duke Energy Progress LLC
3.70%, 09/01/28	300	296,712
3.45%, 03/15/29	413	403,762
2.00%, 08/15/31	426	375,894
3.40%, 04/01/32	313	292,847
5.25%, 03/15/33	434	445,298
5.10%, 03/15/34	400	406,001
5.05%, 03/15/35	500	501,489
Edison International
5.75%, 06/15/27	370	372,663
4.13%, 03/15/28	446	439,130
5.00%, 05/05/28	125	125,031
5.25%, 11/15/28	330	331,658
5.45%, 06/15/29(a)	300	301,937
6.95%, 11/15/29	245	257,388
6.25%, 03/15/30	341	352,427
4.80%, 03/15/31	300	292,807
5.25%, 03/15/32	397	391,652
El Paso Electric Co., 6.00%, 05/15/35	250	254,737
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric Utilities (continued)
Emera U.S. Finance LLC
4.50%, 04/01/29	$165	$ 164,563
5.20%, 04/01/33	110	109,172
Emera U.S. Finance LP, 2.64%, 06/15/31	245	218,140
Enel Chile SA, 4.88%, 06/12/28	550	554,473
Entergy Arkansas LLC
4.00%, 06/01/28	300	298,298
5.15%, 01/15/33	300	305,630
5.30%, 09/15/33	200	205,102
5.45%, 06/01/34	450	463,130
4.95%, 01/15/36(a)	425	417,735
Entergy Corp.
1.90%, 06/15/28	429	407,433
2.80%, 06/15/30	831	774,294
2.40%, 06/15/31	496	442,846
Entergy Louisiana LLC
3.12%, 09/01/27	256	252,573
3.25%, 04/01/28	400	393,256
1.60%, 12/15/30	243	213,355
3.05%, 06/01/31	400	372,018
2.35%, 06/15/32	350	307,060
4.00%, 03/15/33	600	571,602
5.35%, 03/15/34	450	461,927
5.15%, 09/15/34(a)	475	479,530
4.90%, 04/15/36	525	511,850
Entergy Mississippi LLC
2.85%, 06/01/28(a)	413	401,134
5.00%, 09/01/33	240	240,418
5.05%, 04/15/36	440	432,687
Entergy Texas, Inc.
4.00%, 03/30/29	250	247,994
1.75%, 03/15/31	450	394,323
5.25%, 04/15/35	325	328,076
Evergy Kansas Central, Inc.
4.70%, 03/13/28	215	215,930
5.90%, 11/15/33	150	158,536
5.25%, 03/15/35	400	402,778
Evergy Metro, Inc.
4.95%, 04/15/33	215	215,526
5.40%, 04/01/34	175	179,538
5.13%, 08/15/35	275	272,842
Series 2020, 2.25%, 06/01/30	300	274,655
Evergy, Inc.
4.25%, 03/15/29	150	148,804
2.90%, 09/15/29	913	865,778
Eversource Energy
4.60%, 07/01/27	400	400,457
5.45%, 03/01/28	765	776,617
5.95%, 02/01/29	550	568,675
4.45%, 12/15/30(a)	400	394,276
2.55%, 03/15/31	413	373,031
5.85%, 04/15/31	250	260,729
3.38%, 03/01/32	463	425,792
5.13%, 05/15/33	500	500,311
5.50%, 01/01/34	400	406,878
5.95%, 07/15/34	250	260,984
Series M, 3.30%, 01/15/28	343	336,141
Series O, 4.25%, 04/01/29	343	340,110
Series R, 1.65%, 08/15/30	400	352,404
Exelon Corp.
5.15%, 03/15/28	650	657,664
5.15%, 03/15/29	385	392,105
4.05%, 04/15/30	829	811,816
Security	Par (000)	Value
Electric Utilities (continued)
Exelon Corp. (continued)
5.13%, 03/15/31	$325	$ 330,061
3.35%, 03/15/32	400	369,475
5.30%, 03/15/33	622	636,311
5.45%, 03/15/34	474	485,344
4.95%, 06/15/35	300	291,910
5.63%, 06/15/35	400	410,046
4.95%, 03/15/36	650	629,759
FirstEnergy Corp.
2.65%, 03/01/30	400	371,308
Series B, 3.90%, 07/15/27	826	820,466
Series B, 2.25%, 09/01/30(a)	256	230,832
FirstEnergy Pennsylvania Electric Co.(b)
4.15%, 03/15/28	205	204,150
4.55%, 03/15/31	250	248,592
FirstEnergy Transmission LLC
4.55%, 01/15/30	135	134,785
4.75%, 01/15/33	200	197,643
5.00%, 01/15/35	260	256,341
Florida Power & Light Co.
5.05%, 04/01/28	605	614,766
4.40%, 05/15/28	470	472,015
5.15%, 06/15/29	570	584,134
4.63%, 05/15/30(a)	580	584,809
2.45%, 02/03/32	1,219	1,093,614
5.10%, 04/01/33	690	703,900
4.80%, 05/15/33	715	716,285
5.63%, 04/01/34	1,100	1,151,271
5.30%, 06/15/34	785	806,761
5.00%, 08/01/34	300	301,759
4.95%, 06/01/35	400	398,759
4.70%, 02/15/36	1,025	997,477
Series A, 3.30%, 05/30/27	200	198,436
Georgia Power Co.
4.65%, 05/16/28	500	503,632
4.00%, 10/01/28	500	496,932
4.55%, 03/15/30	575	576,893
4.85%, 03/15/31	400	405,051
4.70%, 05/15/32	430	431,366
4.95%, 05/17/33	754	759,522
5.25%, 03/15/34	627	638,866
5.20%, 03/15/35(a)	400	405,453
Series B, 2.65%, 09/15/29	557	527,554
Idaho Power Co.
5.20%, 08/15/34	200	202,861
4.85%, 03/01/36	225	220,267
Indiana Michigan Power Co., 3.85%, 05/15/28	250	247,705
Interstate Power and Light Co.
4.10%, 09/26/28	325	322,642
3.60%, 04/01/29	252	246,518
2.30%, 06/01/30	300	274,352
5.70%, 10/15/33	250	260,051
4.95%, 09/30/34	295	290,529
5.60%, 06/29/35	450	461,675
IPALCO Enterprises, Inc.
4.25%, 05/01/30(a)	279	269,231
5.75%, 04/01/34	250	247,637
ITC Holdings Corp., 3.35%, 11/15/27	350	344,548
Jersey Central Power & Light Co.
4.15%, 01/15/29(b)	250	247,858
4.40%, 01/15/31(b)	250	246,771
5.10%, 01/15/35	470	468,498
5.15%, 01/15/36(b)	250	248,559

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric Utilities (continued)
Kentucky Utilities Co., Series Kent, 5.45%, 04/15/33	$275	$ 283,232
Louisville Gas and Electric Co., 5.45%, 04/15/33	95	98,106
MidAmerican Energy Co.
3.10%, 05/01/27	274	271,335
3.65%, 04/15/29	563	552,859
6.75%, 12/30/31(a)	291	323,335
5.35%, 01/15/34	225	231,138
Mississippi Power Co., 3.95%, 03/30/28	300	298,053
National Grid PLC
5.60%, 06/12/28	500	511,032
5.81%, 06/12/33	450	469,434
5.42%, 01/11/34	595	607,214
National Grid USA, 5.80%, 04/01/35	250	259,388
National Rural Utilities Cooperative Finance Corp.
5.10%, 05/06/27	175	176,564
4.12%, 09/16/27	150	149,628
3.95%, 12/10/27	160	159,190
3.40%, 02/07/28	709	698,780
4.75%, 02/07/28	361	363,597
4.80%, 03/15/28	215	216,634
5.05%, 09/15/28	575	583,834
4.85%, 02/07/29	250	252,880
3.70%, 03/15/29	300	294,461
5.15%, 06/15/29(a)	300	306,773
4.95%, 02/07/30(a)	120	121,995
2.40%, 03/15/30	386	357,573
4.30%, 12/10/30	175	173,542
5.00%, 02/07/31(a)	200	204,056
1.35%, 03/15/31	200	171,619
1.65%, 06/15/31	500	432,691
2.75%, 04/15/32	413	372,120
4.02%, 11/01/32	600	576,831
4.15%, 12/15/32	200	194,404
5.80%, 01/15/33	275	290,170
5.00%, 08/15/34	275	277,276
(5-year CMT + 3.53%), 7.13%, 09/15/53(c)	200	207,852
Series C, 8.00%, 03/01/32	257	298,138
Series D, 4.15%, 08/25/28	300	298,674
Series D, 4.05%, 02/09/29	375	372,256
Nevada Power Co.
Series CC, 3.70%, 05/01/29	472	462,444
Series DD, 2.40%, 05/01/30(a)	329	304,031
Series N, 6.65%, 04/01/36	250	275,895
NextEra Energy Capital Holdings, Inc.
4.63%, 07/15/27	1,000	1,003,932
4.69%, 09/01/27	1,220	1,225,664
4.85%, 02/04/28	625	630,238
4.90%, 02/28/28	904	911,821
1.90%, 06/15/28	1,116	1,060,629
4.90%, 03/15/29	800	810,396
3.50%, 04/01/29	700	682,025
2.75%, 11/01/29	1,009	955,860
5.00%, 02/28/30(a)	500	507,858
5.05%, 03/15/30	875	890,233
2.25%, 06/01/30	1,508	1,375,695
4.40%, 03/01/31	1,200	1,191,259
2.44%, 01/15/32(a)	849	749,859
5.30%, 03/15/32	550	563,825
5.00%, 07/15/32	670	676,221
5.05%, 02/28/33	700	707,104
5.25%, 03/15/34	1,600	1,620,275
5.45%, 03/15/35(a)	675	688,137
(3-mo. SOFR US + 2.67%), 4.80%, 12/01/77(c)	400	392,534
Security	Par (000)	Value
Electric Utilities (continued)
Northern States Power Co.
2.25%, 04/01/31	$372	$ 336,090
5.05%, 05/15/35(a)	500	502,891
4.85%, 05/15/36	585	575,636
NSTAR Electric Co.
3.20%, 05/15/27	322	318,881
3.25%, 05/15/29	600	580,874
4.85%, 03/01/30	275	278,327
3.95%, 04/01/30	300	294,327
1.95%, 08/15/31	200	175,181
5.40%, 06/01/34	400	409,242
5.20%, 03/01/35	450	452,799
OGE Energy Corp., 5.45%, 05/15/29	200	204,670
Ohio Power Co.
5.00%, 06/01/33	328	327,196
5.65%, 06/01/34	250	257,056
Series P, 2.60%, 04/01/30	364	337,588
Series Q, 1.63%, 01/15/31	359	313,332
Oklahoma Gas and Electric Co.
3.80%, 08/15/28	268	264,978
3.30%, 03/15/30	200	190,868
3.25%, 04/01/30	79	75,430
5.40%, 01/15/33	300	309,412
Oncor Electric Delivery Co. LLC
4.30%, 05/15/28(a)	488	488,023
3.70%, 11/15/28	193	190,160
4.65%, 11/01/29	350	352,729
2.75%, 05/15/30	729	682,840
4.50%, 03/15/31(b)	675	670,492
7.00%, 05/01/32	300	333,742
4.15%, 06/01/32	296	287,437
4.55%, 09/15/32	519	512,861
7.25%, 01/15/33(a)	263	298,208
5.65%, 11/15/33	351	367,279
5.35%, 04/01/35	405	412,658
Pacific Gas and Electric Co.
5.45%, 06/15/27	400	403,594
2.10%, 08/01/27	483	469,214
3.30%, 12/01/27	655	642,787
5.00%, 06/04/28	400	403,458
3.00%, 06/15/28	516	498,928
3.75%, 07/01/28	550	539,871
4.65%, 08/01/28	200	199,941
6.10%, 01/15/29	810	837,110
4.20%, 03/01/29(a)	220	217,059
5.55%, 05/15/29	400	409,132
4.55%, 07/01/30	2,006	1,982,226
2.50%, 02/01/31	1,211	1,089,439
3.25%, 06/01/31	550	508,573
4.40%, 03/01/32	293	283,571
5.90%, 06/15/32	450	467,172
5.05%, 10/15/32(a)	250	249,239
6.15%, 01/15/33	428	448,690
6.40%, 06/15/33	640	680,419
6.95%, 03/15/34	535	587,024
5.80%, 05/15/34	800	819,970
5.70%, 03/01/35	625	633,245
6.00%, 08/15/35	535	552,973
5.20%, 05/01/36	355	346,005
PacifiCorp.
5.10%, 02/15/29	350	354,187
4.25%, 03/15/29	200	198,069
4.65%, 04/15/29	300	300,194
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric Utilities (continued)
PacifiCorp. (continued)
3.50%, 06/15/29	$354	$ 342,162
2.70%, 09/15/30	254	233,389
5.30%, 02/15/31(a)	800	814,597
5.10%, 04/15/31	300	303,121
7.70%, 11/15/31	200	225,614
5.45%, 04/15/33	450	458,468
5.45%, 02/15/34	784	793,179
5.25%, 06/15/35	200	196,200
5.80%, 04/15/36	750	770,158
PECO Energy Co.
4.90%, 06/15/33	364	366,707
4.88%, 09/15/35	400	396,142
Pinnacle West Capital Corp.
4.90%, 05/15/28(a)	305	307,583
5.15%, 05/15/30	125	127,003
Potomac Electric Power Co., 5.20%, 03/15/34	275	279,787
PPL Capital Funding, Inc.
4.13%, 04/15/30	300	294,741
5.25%, 09/01/34	455	459,292
PPL Electric Utilities Corp.
5.00%, 05/15/33	500	504,570
4.85%, 02/15/34	400	399,336
Progress Energy, Inc.
7.75%, 03/01/31	330	371,078
7.00%, 10/30/31	300	329,785
Public Service Co. of Colorado
3.70%, 06/15/28	129	127,339
4.15%, 03/13/29	240	238,711
1.88%, 06/15/31	450	393,213
5.35%, 05/15/34	450	457,618
5.15%, 09/15/35	575	571,947
5.05%, 06/15/36	125	122,755
Series 35, 1.90%, 01/15/31	160	141,725
Series 38, 4.10%, 06/01/32	150	145,268
Public Service Co. of New Hampshire
4.40%, 07/01/28	175	175,230
5.35%, 10/01/33	375	385,978
Series V, 2.20%, 06/15/31	450	399,883
Public Service Co. of Oklahoma
5.25%, 01/15/33	400	405,896
5.20%, 01/15/35	425	422,448
5.45%, 01/15/36	500	503,521
Series J, 2.20%, 08/15/31	413	363,116
Public Service Electric and Gas Co.
3.00%, 05/15/27	314	310,525
3.70%, 05/01/28	276	273,218
3.65%, 09/01/28(a)	270	265,913
3.20%, 05/15/29	313	303,426
2.45%, 01/15/30(a)	229	213,486
1.90%, 08/15/31	279	244,477
3.10%, 03/15/32	400	367,932
4.90%, 12/15/32	180	182,016
4.65%, 03/15/33	417	414,070
5.20%, 08/01/33	370	378,555
5.20%, 03/01/34	275	279,803
4.85%, 08/01/34	450	447,352
4.90%, 08/15/35	200	198,918
Series Q, 5.05%, 03/01/35	260	261,724
Series R, 4.20%, 01/01/31	225	222,327
Public Service Enterprise Group, Inc.
5.85%, 11/15/27	400	408,421
Security	Par (000)	Value
Electric Utilities (continued)
Public Service Enterprise Group, Inc. (continued)
5.88%, 10/15/28	$250	$ 257,640
5.20%, 04/01/29	275	279,870
4.90%, 03/15/30	205	207,013
1.60%, 08/15/30	352	310,315
2.45%, 11/15/31	500	444,363
6.13%, 10/15/33	250	265,201
5.45%, 04/01/34(a)	275	280,196
5.40%, 03/15/35	250	252,222
Puget Energy, Inc.
2.38%, 06/15/28	329	314,377
4.10%, 06/15/30	413	400,745
4.22%, 03/15/32	279	266,407
5.73%, 03/15/35	475	477,903
Puget Sound Energy, Inc., 5.33%, 06/15/34	175	177,816
San Diego Gas & Electric Co.
4.95%, 08/15/28(a)	345	349,572
5.40%, 04/15/35	550	559,219
Series DDDD, 5.20%, 03/15/36	225	224,341
Series VVV, 1.70%, 10/01/30	663	588,009
Series XXX, 3.00%, 03/15/32	350	318,979
Sempra
3.25%, 06/15/27	500	493,227
3.40%, 02/01/28	713	699,537
3.70%, 04/01/29(a)	513	501,301
5.50%, 08/01/33	499	513,834
5.25%, 03/15/36	450	444,339
Southern California Edison Co.
5.85%, 11/01/27	300	305,472
5.30%, 03/01/28	495	500,931
5.65%, 10/01/28	378	386,288
6.65%, 04/01/29	200	208,799
5.15%, 06/01/29	500	505,927
2.85%, 08/01/29	384	362,436
5.25%, 03/15/30	550	558,112
2.25%, 06/01/30	432	391,300
5.45%, 06/01/31	408	417,311
2.75%, 02/01/32(a)	413	367,914
5.95%, 11/01/32	525	548,579
4.80%, 03/15/33	450	440,463
5.20%, 06/01/34	529	523,438
5.45%, 03/01/35	500	499,570
Series 2004B, 6.00%, 01/15/34	332	344,643
Series 2004-G, 5.75%, 04/01/35	250	253,142
Series 2005-E, 5.35%, 07/15/35(a)	200	197,374
Series 2006A, 5.63%, 02/01/36(a)	250	249,162
Series A, 4.20%, 03/01/29	300	295,562
Series B, 3.65%, 03/01/28	275	270,301
Series D, 4.70%, 06/01/27	300	300,876
Series G, 2.50%, 06/01/31	349	311,465
Southern Co.
5.11%, 08/01/27	500	504,028
4.85%, 06/15/28	570	574,792
5.50%, 03/15/29(a)	621	638,547
5.70%, 10/15/32	350	365,793
5.20%, 06/15/33	1,370	1,385,285
5.70%, 03/15/34	702	726,739
4.85%, 03/15/35	1,550	1,508,584
Series 2021-B, 1.75%, 03/15/28	304	289,861
Series A, 3.70%, 04/30/30	758	734,415
Southern Power Co.
Series A, 4.25%, 10/01/30	500	494,080

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric Utilities (continued)
Southern Power Co. (continued)
Series B, 4.90%, 10/01/35	$400	$ 387,517
Southwestern Electric Power Co.
5.30%, 04/01/33	550	557,505
5.20%, 04/01/36	875	863,248
Series M, 4.10%, 09/15/28	379	375,670
Southwestern Public Service Co., 5.30%, 05/15/35	325	326,393
System Energy Resources, Inc.
6.00%, 04/15/28(a)	400	410,533
5.30%, 12/15/34	385	383,998
Tampa Electric Co.
4.90%, 03/01/29	390	395,076
2.40%, 03/15/31	306	277,018
5.15%, 03/01/35	450	451,380
Tucson Electric Power Co.
1.50%, 08/01/30	116	101,996
3.25%, 05/15/32	250	229,336
5.20%, 09/15/34(a)	275	277,323
Union Electric Co.
2.95%, 06/15/27(a)	129	127,308
3.50%, 03/15/29	250	244,504
2.95%, 03/15/30	254	240,203
2.15%, 03/15/32	431	377,847
5.20%, 04/01/34	275	279,290
5.25%, 04/15/35	325	330,223
4.80%, 03/15/36	275	267,998
Virginia Electric and Power Co.
2.30%, 11/15/31	413	366,735
2.40%, 03/30/32	530	468,571
5.00%, 04/01/33	525	529,570
5.30%, 08/15/33	900	920,573
5.00%, 01/15/34	500	499,409
5.05%, 08/15/34	595	595,343
5.15%, 03/15/35	625	625,189
4.95%, 03/15/36	1,100	1,072,484
Series A, 3.80%, 04/01/28	413	409,265
Series A, 2.88%, 07/15/29	429	410,177
Series B, 6.00%, 01/15/36	500	526,858
Series C, 4.90%, 09/15/35	750	734,024
Wisconsin Electric Power Co.
1.70%, 06/15/28(a)	159	150,946
3.95%, 03/01/29	100	99,101
5.00%, 05/15/29	225	228,975
4.15%, 10/15/30	770	759,477
4.75%, 09/30/32(a)	305	308,050
5.63%, 05/15/33	200	210,601
4.60%, 10/01/34(a)	185	182,701
Wisconsin Power and Light Co.
3.05%, 10/15/27	252	247,493
3.00%, 07/01/29	229	219,474
1.95%, 09/16/31	194	168,972
3.95%, 09/01/32	400	381,587
4.95%, 04/01/33	190	190,368
5.38%, 03/30/34	335	341,505
Wisconsin Public Service Corp.
4.55%, 12/01/29	220	220,874
4.25%, 01/15/31	200	197,978
Xcel Energy, Inc.
4.75%, 03/21/28	175	175,899
4.00%, 06/15/28	479	475,425
2.60%, 12/01/29	380	355,243
3.40%, 06/01/30	350	334,090
Security	Par (000)	Value
Electric Utilities (continued)
Xcel Energy, Inc. (continued)
2.35%, 11/15/31	$179	$ 157,479
4.60%, 06/01/32	497	489,099
5.45%, 08/15/33	500	510,442
5.50%, 03/15/34	355	361,461
5.60%, 04/15/35	475	484,032
		245,334,066
Electronic Equipment, Instruments & Components — 0.8%
ABB Finance USA, Inc., 3.80%, 04/03/28	260	257,732
Acuity Brands Lighting, Inc., 2.15%, 12/15/30	250	223,434
Allegion PLC, 3.50%, 10/01/29	219	210,980
Allegion U.S. Holding Co., Inc.
3.55%, 10/01/27	250	246,736
5.41%, 07/01/32	328	334,946
5.60%, 05/29/34	225	230,298
Amphenol Corp.
3.80%, 11/15/27	530	526,795
4.38%, 06/12/28	502	502,983
3.90%, 11/15/28	245	242,861
5.05%, 04/05/29(a)	175	178,621
4.35%, 06/01/29	350	351,091
2.80%, 02/15/30	385	362,914
4.13%, 11/15/30	505	497,427
2.20%, 09/15/31	597	528,415
4.40%, 02/15/33	640	625,590
5.25%, 04/05/34(a)	375	383,352
5.00%, 01/15/35(a)	500	499,559
4.63%, 02/15/36	1,075	1,038,817
Arrow Electronics, Inc.
3.88%, 01/12/28	350	345,693
5.15%, 08/21/29	250	252,447
2.95%, 02/15/32	329	292,442
5.88%, 04/10/34	300	308,843
Avnet, Inc.
6.25%, 03/15/28	160	164,268
3.00%, 05/15/31	165	148,996
5.50%, 06/01/32	330	334,513
CDW LLC/CDW Finance Corp.
4.25%, 04/01/28	379	374,670
3.28%, 12/01/28	316	303,705
3.25%, 02/15/29	371	354,456
5.10%, 03/01/30	378	379,211
3.57%, 12/01/31	784	721,539
5.55%, 08/22/34	300	297,389
Eaton Capital ULC, 4.45%, 05/09/30	200	199,820
Emerson Electric Co.
1.80%, 10/15/27	400	387,416
2.00%, 12/21/28	728	689,008
1.95%, 10/15/30	275	248,303
2.20%, 12/21/31(a)	650	577,467
5.00%, 03/15/35(a)	255	256,360
Flex Ltd.
6.00%, 01/15/28	236	241,075
4.88%, 06/15/29	413	414,539
4.88%, 05/12/30	243	243,023
5.25%, 01/15/32	500	502,609
5.38%, 11/13/35	375	371,837
GE Vernova, Inc.
4.25%, 02/04/31	265	262,550
4.88%, 02/04/36	640	632,679
Honeywell International, Inc.
2.70%, 08/15/29	581	552,144
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electronic Equipment, Instruments & Components (continued)
Honeywell International, Inc. (continued)
1.95%, 06/01/30	$747	$ 677,580
1.75%, 09/01/31	921	801,097
5.00%, 02/15/33	326	333,538
4.50%, 01/15/34	616	604,854
5.00%, 03/01/35(a)	874	879,192
Hubbell, Inc.
3.15%, 08/15/27	254	250,037
3.50%, 02/15/28	250	246,191
2.30%, 03/15/31	254	229,186
4.80%, 11/15/35	175	170,546
Jabil, Inc.
4.25%, 05/15/27	305	304,768
3.95%, 01/12/28	250	247,684
4.20%, 02/01/29	255	251,966
5.45%, 02/01/29	75	76,354
3.60%, 01/15/30	250	239,736
3.00%, 01/15/31	369	340,475
4.75%, 02/01/33	335	326,222
Keysight Technologies, Inc.
3.00%, 10/30/29	260	247,537
5.35%, 07/30/30	484	496,593
4.95%, 10/15/34	382	379,416
TD SYNNEX Corp.
2.38%, 08/09/28	321	305,243
4.30%, 01/17/29	250	247,199
2.65%, 08/09/31	273	243,491
6.10%, 04/12/34	441	458,785
5.30%, 10/10/35	450	440,067
Trimble, Inc.
4.90%, 06/15/28	450	451,112
6.10%, 03/15/33	500	524,553
Tyco Electronics Group SA
3.13%, 08/15/27	250	246,342
4.63%, 02/01/30	225	227,126
4.50%, 02/09/31	350	348,590
2.50%, 02/04/32	405	360,527
5.00%, 05/09/35	375	373,436
4.88%, 02/09/36	210	206,699
Vertiv Holdings Co., 4.85%, 03/15/36(a)	335	325,693
Vontier Corp.
2.40%, 04/01/28	200	191,731
2.95%, 04/01/31(a)	350	319,614
		29,472,733
Energy Equipment & Services — 0.2%
Baker Hughes Holdings LLC/Baker Hughes Co- Obligor, Inc.
3.34%, 12/15/27	699	688,937
4.05%, 03/11/29	220	218,412
3.14%, 11/07/29	243	233,653
4.49%, 05/01/30	350	350,020
4.35%, 06/15/31	925	913,858
4.65%, 06/15/33	750	738,304
5.00%, 06/15/36	785	772,549
Halliburton Co.
2.92%, 03/01/30(a)	611	575,786
4.85%, 11/15/35	600	586,231
NOV, Inc., 3.60%, 12/01/29(a)	329	318,218
Schlumberger Investment(d)
05/07/31	225	224,610
Security	Par (000)	Value
Energy Equipment & Services (continued)
Schlumberger Investment(d) (continued)
05/07/33	$225	$ 224,415
05/07/36	225	224,821
Schlumberger Investment SA, 2.65%, 06/26/30	542	506,810
		6,576,624
Environmental, Maintenance & Security Service — 0.5%
Republic Services, Inc.
3.38%, 11/15/27	400	395,493
3.95%, 05/15/28	492	489,325
4.88%, 04/01/29	455	461,687
5.00%, 11/15/29(a)	250	255,050
2.30%, 03/01/30(a)	444	410,061
4.75%, 07/15/30(a)	235	237,590
1.45%, 02/15/31(a)	427	370,689
1.75%, 02/15/32	605	518,649
2.38%, 03/15/33(a)	450	389,390
5.00%, 12/15/33(a)	482	489,486
5.00%, 04/01/34	400	403,281
5.20%, 11/15/34	245	249,828
5.15%, 03/15/35(a)	470	478,273
Veralto Corp.
5.35%, 09/18/28	325	331,071
5.45%, 09/18/33	425	435,020
Waste Connections, Inc.
4.25%, 12/01/28	200	199,921
3.50%, 05/01/29	254	249,129
2.60%, 02/01/30	376	353,850
2.20%, 01/15/32	479	420,449
3.20%, 06/01/32	274	252,942
4.20%, 01/15/33	410	395,212
5.00%, 03/01/34	575	577,694
5.25%, 09/01/35(a)	250	254,271
4.80%, 07/15/36	225	220,210
Waste Management, Inc.
4.95%, 07/03/27	275	277,502
3.15%, 11/15/27	617	608,103
1.15%, 03/15/28	374	353,805
4.50%, 03/15/28	625	629,206
3.88%, 01/15/29	400	395,818
4.88%, 02/15/29	575	583,840
2.00%, 06/01/29	159	148,386
4.63%, 02/15/30	400	403,293
4.65%, 03/15/30	425	428,475
1.50%, 03/15/31(a)	707	614,934
4.95%, 07/03/31	495	505,315
4.80%, 03/15/32	525	530,903
4.15%, 04/15/32(a)	524	513,593
4.63%, 02/15/33	270	269,693
4.88%, 02/15/34	766	772,870
4.95%, 03/15/35	950	950,329
		16,824,636
Financial Services — 2.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.65%, 07/21/27	655	648,417
4.63%, 10/15/27	300	300,446
3.88%, 01/23/28	300	296,839
4.88%, 04/01/28	650	653,754
5.75%, 06/06/28	610	624,227
3.00%, 10/29/28	2,523	2,430,682

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Financial Services (continued)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (continued)
5.10%, 01/19/29	$510	$ 516,099
4.13%, 02/28/29	550	542,744
4.63%, 09/10/29	850	848,504
6.15%, 09/30/30	1,050	1,102,321
4.38%, 11/15/30	420	412,322
5.38%, 12/15/31	500	510,103
3.30%, 01/30/32	2,450	2,240,811
4.75%, 01/15/33	550	537,397
3.40%, 10/29/33	1,100	977,604
5.30%, 01/19/34	450	449,316
4.95%, 09/10/34	750	730,353
5.00%, 11/15/35	490	473,581
Affiliated Managers Group, Inc.
3.30%, 06/15/30	264	248,368
5.50%, 08/20/34	250	249,542
5.50%, 02/15/36	275	271,349
Ally Financial, Inc.
4.75%, 06/09/27(a)	500	501,461
7.10%, 11/15/27(a)	550	569,598
2.20%, 11/02/28	285	269,006
8.00%, 11/01/31(a)	1,211	1,353,192
8.00%, 11/01/31	300	333,558
(1-day SOFR + 1.78%), 5.55%, 07/31/33(c)	350	347,887
(1-day SOFR + 2.29%), 6.18%, 07/26/35(a)(c)	590	598,284
(1-day SOFR + 2.82%), 6.85%, 01/03/30(c)	491	512,432
(1-day SOFR + 3.26%), 6.99%, 06/13/29(c)	500	520,018
(1-day SOFR Index + 1.73%), 5.54%, 01/17/31(c)	305	308,048
(1-day SOFR Index + 1.96%), 5.74%, 05/15/29(c)	458	465,065
Ameriprise Financial, Inc.
5.70%, 12/15/28	375	387,436
4.50%, 05/13/32(a)	313	311,330
5.15%, 05/15/33	460	469,047
5.20%, 04/15/35	475	476,713
Apollo Global Management, Inc.
4.60%, 01/15/31(a)	425	420,705
6.38%, 11/15/33	375	400,742
5.15%, 08/12/35	650	632,122
5.70%, 03/30/36	500	501,649
Ares Management Corp., 6.38%, 11/10/28	254	263,906
BGC Group, Inc.
8.00%, 05/25/28	200	210,393
6.60%, 06/10/29	325	335,013
6.15%, 04/02/30	425	435,338
Blackstone Reg Finance Co. LLC
4.30%, 11/03/30(a)	270	266,247
5.00%, 12/06/34	756	746,698
4.95%, 02/15/36	95	92,183
Blue Owl Finance LLC
3.13%, 06/10/31	398	346,618
4.38%, 02/15/32	300	269,941
6.25%, 04/18/34(a)	670	656,510
Brookfield Asset Management Ltd.
4.65%, 11/15/30	375	371,706
4.83%, 04/15/31	300	297,757
5.80%, 04/24/35	450	458,678
5.30%, 01/15/36	525	512,196
Brookfield Capital Finance LLC, 6.09%, 06/14/33	350	367,351
Brookfield Finance I U.K. PLC/Brookfield Finance, Inc., 2.34%, 01/30/32	399	345,444
Brookfield Finance, Inc.
3.90%, 01/25/28	619	611,985
Security	Par (000)	Value
Financial Services (continued)
Brookfield Finance, Inc. (continued)
4.85%, 03/29/29	$700	$ 702,644
4.35%, 04/15/30	413	406,055
2.72%, 04/15/31(a)	305	277,080
6.35%, 01/05/34	450	477,982
5.68%, 01/15/35	200	203,178
5.33%, 01/15/36	470	461,413
Carlyle Group, Inc., 5.05%, 09/19/35(a)	495	479,337
Cboe Global Markets, Inc.
1.63%, 12/15/30	259	228,090
3.00%, 03/16/32	217	199,484
Charles Schwab Corp.
3.20%, 01/25/28	525	516,696
2.00%, 03/20/28(a)	754	723,565
4.00%, 02/01/29	442	439,174
3.25%, 05/22/29(a)	532	516,916
2.75%, 10/01/29	379	359,256
4.63%, 03/22/30	179	180,963
1.65%, 03/11/31(a)	413	361,420
2.30%, 05/13/31	663	596,965
1.95%, 12/01/31(a)	550	480,416
2.90%, 03/03/32	660	598,994
(1-day SOFR + 0.94%), 4.34%, 11/14/31(c)	625	616,636
(1-day SOFR + 1.23%), 4.91%, 11/14/36(c)	675	657,996
(1-day SOFR + 1.88%), 6.20%, 11/17/29(c)	904	942,418
(1-day SOFR + 2.01%), 6.14%, 08/24/34(c)	795	847,984
(1-day SOFR + 2.21%), 5.64%, 05/19/29(c)	562	576,672
(1-day SOFR + 2.50%), 5.85%, 05/19/34(c)	856	897,379
CI Financial Corp., 3.20%, 12/17/30	646	579,005
CME Group, Inc.
3.75%, 06/15/28	433	429,232
4.40%, 03/15/30	510	511,757
2.65%, 03/15/32	621	564,312
Enact Holdings, Inc., 6.25%, 05/28/29	500	516,606
Franklin Resources, Inc., 1.60%, 10/30/30	500	441,419
Golub Capital Private Credit Fund, 5.45%, 08/15/28	395	391,654
Hercules Capital, Inc.
5.35%, 02/10/29	100	98,624
6.00%, 06/16/30(a)	225	223,802
Intercontinental Exchange, Inc.
3.10%, 09/15/27	284	279,602
4.00%, 09/15/27	935	931,852
3.63%, 09/01/28	678	667,866
3.75%, 09/21/28	576	568,412
3.95%, 12/01/28	375	371,847
4.35%, 06/15/29	753	751,547
2.10%, 06/15/30(a)	787	716,768
4.20%, 03/15/31	435	429,393
5.25%, 06/15/31	425	438,030
1.85%, 09/15/32	938	792,844
4.60%, 03/15/33	950	941,035
Janus Henderson U.S. Holdings, Inc., 5.45%, 09/10/34	275	276,168
Jefferies Financial Group, Inc.
6.45%, 06/08/27(a)	250	254,616
5.88%, 07/21/28	535	546,613
4.15%, 01/23/30	679	659,043
5.13%, 04/28/31	450	444,054
2.63%, 10/15/31	629	549,808
2.75%, 10/15/32	374	317,542
6.20%, 04/14/34	925	946,309
5.50%, 02/15/36	1,275	1,226,273
KKR & Co., Inc., 5.10%, 08/07/35(a)	600	583,708
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Financial Services (continued)
Lazard Group LLC
4.50%, 09/19/28	$300	$ 298,931
4.38%, 03/11/29	379	375,255
6.00%, 03/15/31	219	228,532
5.63%, 08/01/35	225	225,209
LPL Holdings, Inc.
5.70%, 05/20/27	490	495,488
4.90%, 04/03/28	275	275,749
6.75%, 11/17/28	550	575,926
5.20%, 03/15/30	452	456,332
5.15%, 06/15/30	275	276,801
6.00%, 05/20/34(a)	300	307,463
5.65%, 03/15/35	350	349,591
5.75%, 06/15/35	325	326,854
Marex Group PLC
5.83%, 05/08/28	300	302,839
6.40%, 11/04/29	450	463,391
5.68%, 04/21/31	300	299,754
Nasdaq, Inc.
5.35%, 06/28/28	552	562,302
1.65%, 01/15/31	543	477,652
5.55%, 02/15/34	728	751,666
National Rural Utilities Cooperative Finance Corp., 05/11/29(d)	175	175,103
Nomura Holdings, Inc.
5.59%, 07/02/27	400	404,459
5.39%, 07/06/27	400	403,649
5.84%, 01/18/28	200	204,007
6.07%, 07/12/28	550	566,355
2.17%, 07/14/28	700	664,710
2.71%, 01/22/29	478	454,069
5.61%, 07/06/29(a)	400	410,568
3.10%, 01/16/30	835	787,432
4.90%, 07/01/30	400	400,042
2.68%, 07/16/30	510	467,734
2.61%, 07/14/31(a)	650	581,715
3.00%, 01/22/32	450	405,824
6.18%, 01/18/33	600	634,098
6.09%, 07/12/33(a)	300	316,076
5.78%, 07/03/34	655	675,855
5.49%, 06/29/35(a)	400	403,670
(5-year CMT + 1.30%), 5.04%, 06/10/36(c)	400	390,306
ORIX Corp.
3.70%, 07/18/27	400	396,561
5.00%, 09/13/27	200	201,440
4.65%, 09/10/29	525	528,266
4.45%, 09/09/30	225	223,131
2.25%, 03/09/31	413	367,824
4.00%, 04/13/32	363	347,099
5.20%, 09/13/32(a)	400	406,933
5.40%, 02/25/35	325	328,203
Radian Group, Inc., 6.20%, 05/15/29	275	284,387
Raymond James Financial, Inc.
4.65%, 04/01/30	336	338,185
4.90%, 09/11/35	405	394,968
Stifel Financial Corp., 4.00%, 05/15/30	268	260,598
Sumisho Air Lease Corp.
3.63%, 12/01/27	130	128,025
5.85%, 12/15/27	654	666,501
5.30%, 02/01/28(a)	300	303,173
4.40%, 03/24/28(b)	525	522,451
2.10%, 09/01/28	213	200,779
Security	Par (000)	Value
Financial Services (continued)
Sumisho Air Lease Corp. (continued)
4.63%, 10/01/28	$400	$ 398,939
5.10%, 03/01/29	275	277,515
4.50%, 03/24/29(b)	525	521,651
3.25%, 10/01/29	413	391,985
3.00%, 02/01/30	529	493,687
3.13%, 12/01/30	509	470,391
4.85%, 03/24/31(b)	525	520,380
5.20%, 07/15/31	325	326,577
2.88%, 01/15/32	450	400,584
5.50%, 03/24/36(b)	525	519,900
TPG Operating Group II LP
4.88%, 05/15/31	100	98,686
5.88%, 03/05/34(a)	426	433,941
5.38%, 01/15/36	350	341,661
UBS Americas, Inc., 7.13%, 07/15/32	570	635,942
Voya Financial, Inc.
5.00%, 09/20/34(a)	285	279,187
5.05%, 03/02/36	225	217,620
(3-mo. SOFR US + 2.35%), 4.70%, 01/23/48(c)	200	192,493
		88,044,560
Food Products — 1.3%
Ahold Finance USA LLC, 6.88%, 05/01/29	434	461,977
Archer-Daniels-Midland Co.
3.25%, 03/27/30	700	670,580
2.90%, 03/01/32(a)	523	477,500
4.50%, 08/15/33	310	306,198
5.38%, 09/15/35	300	309,191
Bunge Ltd. Finance Corp.
3.75%, 09/25/27	481	477,413
4.10%, 01/07/28(a)	225	224,160
4.20%, 09/17/29	531	526,205
4.55%, 08/04/30	425	423,595
3.20%, 04/21/31	400	373,755
2.75%, 05/14/31	635	580,150
4.80%, 03/19/33(a)	225	223,432
4.65%, 09/17/34(a)	485	468,899
5.15%, 08/04/35	425	424,008
5.15%, 03/19/36	425	421,450
Campbell’s Co., 4.55%, 03/21/31	225	218,290
Conagra Brands, Inc.
1.38%, 11/01/27	597	568,862
7.00%, 10/01/28	200	209,755
4.85%, 11/01/28	804	805,381
5.00%, 08/01/30(a)	300	300,340
8.25%, 09/15/30	200	225,481
5.75%, 08/01/35(a)	300	301,435
Flowers Foods, Inc.
2.40%, 03/15/31	350	300,174
5.75%, 03/15/35(a)	328	315,874
General Mills, Inc.
4.20%, 04/17/28	829	824,647
5.50%, 10/17/28(a)	365	373,457
4.88%, 01/30/30	300	302,231
2.88%, 04/15/30	487	455,119
2.25%, 10/14/31(a)	279	245,219
4.95%, 03/29/33(a)	670	663,475
5.25%, 01/30/35(a)	500	497,491
Hershey Co.
4.55%, 02/24/28	220	221,701
4.25%, 05/04/28(a)	35	35,070
2.45%, 11/15/29	225	211,617

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Food Products (continued)
Hershey Co. (continued)
4.75%, 02/24/30	$125	$ 126,761
1.70%, 06/01/30	258	231,938
4.95%, 02/24/32	325	332,079
4.50%, 05/04/33(a)	302	300,199
5.10%, 02/24/35	325	331,841
Hormel Foods Corp.
1.70%, 06/03/28	277	262,941
1.80%, 06/11/30	650	585,308
Ingredion, Inc., 2.90%, 06/01/30(a)	250	234,242
J.M. Smucker Co.
3.38%, 12/15/27	250	246,236
5.90%, 11/15/28	575	594,945
2.38%, 03/15/30	250	230,728
2.13%, 03/15/32	379	326,014
6.20%, 11/15/33	575	612,851
4.25%, 03/15/35	398	368,991
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings
3.00%, 02/02/29(a)	322	309,279
3.75%, 12/01/31	266	248,951
3.63%, 01/15/32	750	693,933
3.00%, 05/15/32	588	523,661
5.75%, 04/01/33	1,057	1,088,233
6.75%, 03/15/34	458	498,892
5.95%, 04/20/35	500	516,742
5.50%, 01/15/36(a)	800	797,378
Kellanova
3.40%, 11/15/27(a)	450	444,601
4.30%, 05/15/28	379	379,267
2.10%, 06/01/30	284	258,729
5.25%, 03/01/33(a)	200	204,396
Series B, 7.45%, 04/01/31	400	449,952
Kraft Heinz Foods Co.
4.63%, 01/30/29	163	163,532
3.75%, 04/01/30(a)	641	620,469
4.25%, 03/01/31	263	258,105
5.20%, 03/15/32	325	329,212
6.75%, 03/15/32	130	140,673
5.40%, 03/15/35	325	326,943
5.00%, 07/15/35	400	389,012
Kroger Co.
3.70%, 08/01/27	413	409,841
4.50%, 01/15/29	229	229,476
2.20%, 05/01/30	393	359,448
1.70%, 01/15/31	483	423,653
7.50%, 04/01/31	252	282,869
5.00%, 09/15/34	1,370	1,352,557
McCormick & Co., Inc.
3.40%, 08/15/27	350	345,621
4.15%, 02/15/29	200	198,216
2.50%, 04/15/30(a)	209	192,910
1.85%, 02/15/31(a)	314	275,221
4.95%, 04/15/33	300	298,191
4.70%, 10/15/34(a)	425	408,382
Mondelez International, Inc.
4.25%, 05/06/28	442	441,566
4.13%, 05/07/28	260	258,611
4.75%, 02/20/29	275	277,973
2.75%, 04/13/30	459	428,888
4.50%, 05/06/30	150	149,566
1.50%, 02/04/31	240	209,092
Security	Par (000)	Value
Food Products (continued)
Mondelez International, Inc. (continued)
3.00%, 03/17/32	$500	$ 453,552
1.88%, 10/15/32(a)	413	351,612
4.75%, 08/28/34	325	318,348
5.13%, 05/06/35	350	349,865
Pilgrim’s Pride Corp.
4.25%, 04/15/31	600	576,667
3.50%, 03/01/32	584	533,484
6.25%, 07/01/33	550	577,531
6.88%, 05/15/34	400	434,566
Sysco Corp.
3.25%, 07/15/27	549	541,125
5.75%, 01/17/29(a)	200	205,743
2.40%, 02/15/30	348	320,419
5.95%, 04/01/30	781	812,410
5.10%, 09/23/30	495	500,856
4.40%, 07/25/31	225	219,880
2.45%, 12/14/31	329	290,008
6.00%, 01/17/34	200	210,512
5.40%, 03/23/35	525	526,455
5.38%, 09/21/35(a)	300	299,367
4.95%, 03/25/36(a)	225	216,118
The Campbell’s Co.
4.15%, 03/15/28(a)	600	593,764
5.20%, 03/21/29(a)	275	277,868
2.38%, 04/24/30	359	323,264
5.40%, 03/21/34	625	607,407
4.75%, 03/23/35(a)	588	541,567
Tyson Foods, Inc.
3.55%, 06/02/27	861	853,619
4.35%, 03/01/29	700	697,740
5.40%, 03/15/29	475	486,114
5.70%, 03/15/34	529	547,641
4.88%, 08/15/34	350	344,071
4.95%, 02/20/36(a)	225	219,240
		46,644,060
Ground Transportation — 0.5%
Burlington Northern Santa Fe LLC, 3.25%, 06/15/27	298	295,386
Canadian National Railway Co.
6.90%, 07/15/28	250	263,524
4.20%, 03/12/31	175	172,650
3.85%, 08/05/32	450	430,328
5.85%, 11/01/33(a)	180	191,767
6.25%, 08/01/34	401	435,894
4.38%, 09/18/34	603	582,128
4.75%, 11/12/35(a)	175	172,667
Canadian Pacific Railway Co.
4.00%, 06/01/28	300	297,926
4.00%, 03/15/29	275	271,915
2.88%, 11/15/29	407	385,955
2.05%, 03/05/30	179	163,987
4.80%, 03/30/30(a)	400	405,116
7.13%, 10/15/31	163	181,969
2.45%, 12/02/31	972	867,604
5.20%, 03/30/35	400	405,822
4.80%, 09/15/35	200	197,378
CSX Corp.
3.25%, 06/01/27	639	632,474
3.80%, 03/01/28	457	453,205
4.25%, 03/15/29	776	775,042
2.40%, 02/15/30	329	306,206
4.10%, 11/15/32(a)	650	632,661
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Ground Transportation (continued)
CSX Corp. (continued)
5.20%, 11/15/33	$300	$ 307,529
5.05%, 06/15/35	575	577,519
Fedex Freight Holding Co., Inc., 5.25%, 03/15/36(b)	800	778,530
JB Hunt Transport Services, Inc., 4.90%, 03/15/30	416	419,943
Kirby Corp., 4.20%, 03/01/28	250	248,776
Norfolk Southern Corp.
7.80%, 05/15/27	260	269,319
3.15%, 06/01/27	249	246,055
3.80%, 08/01/28	446	441,728
2.55%, 11/01/29	107	100,807
5.05%, 08/01/30	440	449,739
2.30%, 05/15/31	372	334,740
3.00%, 03/15/32	174	159,409
4.45%, 03/01/33	314	308,749
5.55%, 03/15/34	250	259,665
5.10%, 05/01/35	350	352,608
Union Pacific Corp.
3.95%, 09/10/28(a)	629	625,650
6.63%, 02/01/29	288	305,331
3.70%, 03/01/29	562	554,036
2.40%, 02/05/30	400	373,105
2.38%, 05/20/31	533	484,363
2.80%, 02/14/32(a)	800	729,221
4.50%, 01/20/33(a)	662	661,067
3.38%, 02/01/35	355	316,592
5.10%, 02/20/35(a)	500	508,561
2.89%, 04/06/36	400	336,673
		18,671,319
Health Care Equipment & Supplies — 1.2%
Abbott Laboratories
1.15%, 01/30/28	338	321,272
3.70%, 03/09/29	1,550	1,528,999
1.40%, 06/30/30	366	324,902
4.00%, 03/15/31	1,750	1,717,588
4.30%, 03/15/33	1,750	1,707,873
4.65%, 03/15/36	2,150	2,089,939
Agilent Technologies, Inc.
4.20%, 09/09/27	483	481,963
2.75%, 09/15/29	534	506,048
2.10%, 06/04/30	360	326,398
2.30%, 03/12/31	580	520,597
4.75%, 09/09/34	325	319,762
Augusta SpinCo Corp.
4.40%, 03/23/29	325	323,832
4.66%, 03/23/31	325	324,079
4.95%, 03/23/33	325	323,430
5.25%, 03/23/36	625	622,279
Baxter International, Inc.
2.27%, 12/01/28	780	729,748
4.45%, 02/15/29	105	103,877
3.95%, 04/01/30(a)	413	396,796
4.90%, 12/15/30	415	410,840
1.73%, 04/01/31(a)	400	337,068
2.54%, 02/01/32	940	798,708
5.65%, 12/15/35(a)	650	638,794
Boston Scientific Corp.
4.00%, 03/01/28	200	199,400
2.65%, 06/01/30	771	718,059
6.25%, 11/15/35	200	219,551
Dentsply Sirona, Inc., 3.25%, 06/01/30(a)	450	416,465
Security	Par (000)	Value
Health Care Equipment & Supplies (continued)
DH Europe Finance II SARL, 2.60%, 11/15/29	$366	$ 344,342
Edwards Lifesciences Corp., 4.30%, 06/15/28	400	399,025
GE HealthCare Technologies, Inc.
5.65%, 11/15/27(a)	1,000	1,018,015
4.15%, 12/15/28	225	223,403
4.80%, 08/14/29	785	791,335
5.86%, 03/15/30	750	781,172
4.80%, 01/15/31	450	451,155
5.91%, 11/22/32	1,000	1,054,770
5.50%, 06/15/35	562	569,711
4.95%, 12/15/35	440	429,051
Medtronic Global Holdings SCA(a)
4.25%, 03/30/28	650	650,053
4.50%, 03/30/33	705	696,699
Medtronic, Inc., 4.38%, 03/15/35	1,238	1,194,939
Revvity, Inc.
1.90%, 09/15/28	330	310,289
3.30%, 09/15/29	529	507,137
2.55%, 03/15/31	200	179,736
2.25%, 09/15/31	368	322,314
Smith & Nephew PLC
2.03%, 10/14/30	560	499,954
5.40%, 03/20/34	390	395,784
Solventum Corp.
5.40%, 03/01/29	614	627,766
5.45%, 03/13/31	650	668,291
5.60%, 03/23/34	1,084	1,108,106
STERIS Irish FinCo UnLtd Co., 2.70%, 03/15/31	484	440,680
Stryker Corp.
4.70%, 02/10/28	400	402,449
3.65%, 03/07/28	350	345,749
4.85%, 12/08/28	200	202,628
4.25%, 09/11/29	500	497,730
4.85%, 02/10/30	400	405,071
1.95%, 06/15/30	660	597,063
4.63%, 09/11/34	496	484,285
5.20%, 02/10/35(a)	654	661,959
Thermo Fisher Scientific, Inc.
4.80%, 11/21/27(a)	387	390,711
1.75%, 10/15/28	575	541,926
5.00%, 01/31/29(a)	456	464,462
2.60%, 10/01/29	680	642,758
4.98%, 08/10/30	520	530,446
4.22%, 02/12/31	140	138,405
4.20%, 03/01/31	260	256,714
2.00%, 10/15/31	863	761,382
4.47%, 10/07/32	300	296,571
4.95%, 11/21/32	482	489,111
4.55%, 06/15/33(a)	480	473,378
5.09%, 08/10/33	683	694,138
5.20%, 01/31/34	350	357,275
4.79%, 10/07/35(a)	500	491,831
4.90%, 02/12/36(a)	850	840,482
Universal Health Services, Inc.
4.63%, 10/15/29	325	322,780
2.65%, 10/15/30	550	496,871
2.65%, 01/15/32	295	258,455
5.05%, 10/15/34	340	327,179
Zimmer Biomet Holdings, Inc.
5.35%, 12/01/28	250	255,277
5.05%, 02/19/30	225	228,208

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care Equipment & Supplies (continued)
Zimmer Biomet Holdings, Inc. (continued)
2.60%, 11/24/31(a)	$561	$ 501,497
5.20%, 09/15/34	625	625,797
5.50%, 02/19/35	225	229,235
		44,283,817
Health Care Providers & Services — 2.0%
Adventist Health System
5.43%, 03/01/32(a)	200	202,684
5.76%, 12/01/34	300	308,169
Adventist Health System/West, Series 2025, 4.74%, 12/01/30	165	164,087
Ascension Health
Series 2025, 4.08%, 11/15/28	100	99,638
Series 2025, 4.29%, 11/15/30	330	326,374
Series 2025, 4.92%, 11/15/35	250	247,190
Series B, 2.53%, 11/15/29	797	749,357
Banner Health, 2.34%, 01/01/30	500	464,053
Baylor Scott & White Holdings, Series 2021, 1.78%, 11/15/30	57	50,665
Bon Secours Mercy Health, Inc., 3.46%, 06/01/30	130	126,026
Cedars-Sinai Health System, Series 2021, 2.29%, 08/15/31	130	116,160
CHRISTUS Health, Series C, 4.34%, 07/01/28	100	99,362
Cigna Group
3.05%, 10/15/27	179	175,777
4.38%, 10/15/28	2,569	2,568,110
5.00%, 05/15/29	600	609,920
2.40%, 03/15/30	807	746,980
4.50%, 09/15/30(a)	675	674,263
2.38%, 03/15/31	940	847,992
5.13%, 05/15/31	500	510,626
4.88%, 09/15/32	775	775,979
5.40%, 03/15/33	490	503,466
5.25%, 02/15/34	750	759,754
5.25%, 01/15/36	975	975,557
CommonSpirit Health
3.35%, 10/01/29	588	562,962
4.35%, 09/01/30	475	467,535
2.78%, 10/01/30	930	858,175
5.21%, 12/01/31	500	509,223
5.32%, 12/01/34	450	451,448
4.83%, 09/01/35	200	194,127
Series 2025, 4.98%, 09/01/35	390	379,492
Elevance Health, Inc.
3.65%, 12/01/27	1,122	1,110,003
4.10%, 03/01/28	754	749,972
4.00%, 09/15/28(a)	375	371,814
5.15%, 06/15/29	360	366,432
2.88%, 09/15/29	550	521,956
4.75%, 02/15/30(a)	355	357,313
2.25%, 05/15/30	626	571,812
2.55%, 03/15/31	442	401,185
4.95%, 11/01/31	500	503,868
4.10%, 05/15/32	358	343,897
4.60%, 09/15/32	675	664,289
5.50%, 10/15/32	400	412,187
4.75%, 02/15/33	600	592,772
5.38%, 06/15/34	634	643,779
5.95%, 12/15/34	400	418,916
5.20%, 02/15/35	590	589,854
5.00%, 01/15/36(a)	675	662,735
Security	Par (000)	Value
Health Care Providers & Services (continued)
Elevance Health, Inc. (continued)
5.85%, 01/15/36	$100	$ 103,492
HCA, Inc.
5.00%, 03/01/28(a)	475	479,058
5.20%, 06/01/28	653	661,905
5.63%, 09/01/28	980	999,118
5.88%, 02/01/29	600	616,569
3.38%, 03/15/29	326	315,837
4.13%, 06/15/29	1,480	1,459,441
5.25%, 03/01/30	320	326,031
3.50%, 09/01/30	1,616	1,536,777
4.30%, 11/15/30	350	343,769
5.45%, 04/01/31	1,286	1,320,104
4.70%, 05/15/31	600	597,113
2.38%, 07/15/31	509	451,517
5.50%, 03/01/32	515	527,595
3.63%, 03/15/32	1,305	1,217,305
4.60%, 11/15/32	555	542,156
5.00%, 05/15/33	600	595,797
5.50%, 06/01/33	780	796,900
5.60%, 04/01/34	672	688,384
5.45%, 09/15/34	919	930,822
5.75%, 03/01/35	925	951,615
4.90%, 11/15/35	485	469,283
5.30%, 05/15/36	600	594,800
Humana, Inc.
5.75%, 03/01/28(a)	115	117,189
5.75%, 12/01/28	100	102,410
3.70%, 03/23/29	410	399,484
3.13%, 08/15/29	413	394,656
4.88%, 04/01/30	290	290,054
5.38%, 04/15/31	905	917,422
2.15%, 02/03/32(a)	684	590,092
5.88%, 03/01/33	450	461,546
5.95%, 03/15/34	496	508,709
5.55%, 05/01/35	508	504,493
Icon Investments Six DAC
5.81%, 05/08/27	350	352,797
5.85%, 05/08/29	500	509,455
6.00%, 05/08/34	400	408,231
IQVIA, Inc.
5.70%, 05/15/28	350	356,483
6.25%, 02/01/29(a)	671	696,400
Kaiser Foundation Hospitals, 3.15%, 05/01/27	679	672,040
Laboratory Corp. of America Holdings
3.60%, 09/01/27	413	409,056
2.95%, 12/01/29	400	379,846
4.35%, 04/01/30	375	371,707
2.70%, 06/01/31	256	233,555
4.55%, 04/01/32(a)	375	370,787
4.80%, 10/01/34	575	561,886
Orlando Health Obligated Group, 5.48%, 10/01/35(a)	200	205,559
PeaceHealth Obligated Group
4.34%, 11/15/28(a)	55	54,736
4.86%, 11/15/32	270	269,208
Providence St. Joseph Health Obligated Group
5.37%, 10/01/32(a)	200	204,712
5.40%, 10/01/33	300	306,830
Series 19A, 2.53%, 10/01/29	743	693,660
Quest Diagnostics, Inc.
4.60%, 12/15/27	165	165,539
4.20%, 06/30/29	363	360,303
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care Providers & Services (continued)
Quest Diagnostics, Inc. (continued)
4.63%, 12/15/29	$475	$ 477,915
2.95%, 06/30/30	550	516,481
2.80%, 06/30/31	329	301,471
6.40%, 11/30/33	300	325,679
5.00%, 12/15/34	633	629,618
06/30/36(d)	225	221,173
SSM Health Care Corp., 4.89%, 06/01/28(a)	250	251,945
Stanford Health Care, Series 2020, 3.31%, 08/15/30	250	238,995
Sutter Health
Series 2025, 5.21%, 08/15/32	105	107,418
Series 2025, 5.54%, 08/15/35	315	325,047
Series 20A, 2.29%, 08/15/30	517	471,892
UnitedHealth Group, Inc.
3.70%, 05/15/27	350	348,763
2.95%, 10/15/27	554	544,669
5.25%, 02/15/28	525	533,946
3.85%, 06/15/28	629	624,455
4.40%, 06/15/28	780	782,174
3.88%, 12/15/28	500	495,007
4.25%, 01/15/29	764	762,891
4.70%, 04/15/29	295	298,218
4.00%, 05/15/29	750	742,586
2.88%, 08/15/29	716	685,243
4.80%, 01/15/30	775	784,576
5.30%, 02/15/30	800	821,931
2.00%, 05/15/30	736	669,141
4.65%, 01/15/31	450	452,786
4.90%, 04/15/31	575	583,787
2.30%, 05/15/31	1,048	941,946
4.95%, 01/15/32	864	875,470
4.20%, 05/15/32	950	926,572
5.35%, 02/15/33	1,008	1,037,037
4.50%, 04/15/33	1,024	1,002,157
5.00%, 04/15/34	775	776,064
5.15%, 07/15/34	1,300	1,314,704
5.30%, 06/15/35(a)	610	621,874
4.63%, 07/15/35(a)	700	678,253
5.80%, 03/15/36	400	419,123
UPMC, 5.04%, 05/15/33	614	618,272
		75,411,447
Health Care REITs — 0.4%
Alexandria Real Estate Equities, Inc.
3.95%, 01/15/28	276	273,491
4.50%, 07/30/29	300	297,544
2.75%, 12/15/29	286	266,442
4.70%, 07/01/30	294	291,409
4.90%, 12/15/30	450	449,940
3.38%, 08/15/31	479	440,809
2.00%, 05/18/32	600	501,382
1.88%, 02/01/33	583	470,373
2.95%, 03/15/34	522	440,436
4.75%, 04/15/35	296	279,757
5.50%, 10/01/35	300	297,385
5.25%, 03/15/36	450	437,939
DOC Dr. LLC
3.95%, 01/15/28	254	251,517
2.63%, 11/01/31	413	367,356
Healthcare Realty Holdings LP
3.75%, 07/01/27	312	309,345
3.10%, 02/15/30	579	545,120
2.00%, 03/15/31	400	349,547
Security	Par (000)	Value
Health Care REITs (continued)
Healthpeak OP LLC
2.13%, 12/01/28	$250	$ 235,826
3.50%, 07/15/29	331	319,828
3.00%, 01/15/30	438	412,672
2.88%, 01/15/31(a)	400	367,729
5.25%, 12/15/32	330	333,033
4.75%, 01/15/33	325	318,786
5.38%, 02/15/35(a)	399	400,416
National Health Investors, Inc.
3.00%, 02/01/31	350	316,677
5.35%, 02/01/33	120	119,268
Omega Healthcare Investors, Inc.
4.75%, 01/15/28	413	413,191
3.63%, 10/01/29	356	342,550
5.20%, 07/01/30	175	176,286
3.38%, 02/01/31	582	540,277
3.25%, 04/15/33(a)	400	353,884
Sabra Health Care LP
3.90%, 10/15/29	129	125,263
3.20%, 12/01/31	513	463,818
Welltower OP LLC
4.25%, 04/15/28	450	449,367
2.05%, 01/15/29	412	387,573
4.13%, 03/15/29	229	227,497
3.10%, 01/15/30	307	292,465
4.50%, 07/01/30	650	650,052
2.75%, 01/15/31	495	455,706
2.80%, 06/01/31	570	523,091
2.75%, 01/15/32	413	372,443
3.85%, 06/15/32(a)	231	219,988
5.13%, 07/01/35	750	751,378
		15,838,856
Hotels, Restaurants & Leisure — 0.8%
Choice Hotels International, Inc.
3.70%, 12/01/29	280	268,501
3.70%, 01/15/31(a)	300	281,311
5.85%, 08/01/34	400	404,711
Darden Restaurants, Inc.
3.85%, 05/01/27(a)	250	248,692
4.35%, 10/15/27	200	199,682
4.55%, 10/15/29	200	199,553
6.30%, 10/10/33(a)	250	268,266
Hyatt Hotels Corp.
5.05%, 03/30/28	175	176,651
4.38%, 09/15/28	229	227,699
5.25%, 06/30/29	321	326,036
5.75%, 04/23/30	413	424,117
5.38%, 12/15/31(a)	260	265,016
5.75%, 03/30/32	275	284,207
5.50%, 06/30/34	250	253,750
5.40%, 12/15/35(a)	250	247,312
Las Vegas Sands Corp.
5.90%, 06/01/27	421	425,277
5.63%, 06/15/28	543	550,330
3.90%, 08/08/29	500	482,450
6.00%, 08/15/29	345	354,390
6.00%, 06/14/30	150	154,588
6.20%, 08/15/34(a)	285	292,741
Marriott International, Inc.
4.20%, 07/15/27	110	109,807
5.00%, 10/15/27(a)	434	437,951
5.55%, 10/15/28	542	555,868

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Hotels, Restaurants & Leisure (continued)
Marriott International, Inc. (continued)
4.90%, 04/15/29	$490	$ 495,568
4.88%, 05/15/29	194	196,156
4.80%, 03/15/30	418	421,117
4.50%, 10/15/31	175	172,915
5.10%, 04/15/32	345	350,273
4.50%, 05/01/33	225	217,805
5.30%, 05/15/34	630	637,578
5.35%, 03/15/35	728	733,674
5.25%, 10/15/35	375	373,883
Series AA, 4.65%, 12/01/28	150	150,484
Series FF, 4.63%, 06/15/30	829	827,803
Series GG, 3.50%, 10/15/32	676	622,993
Series HH, 2.85%, 04/15/31	702	643,235
Series II, 2.75%, 10/15/33	444	384,232
Series X, 4.00%, 04/15/28(a)	431	428,219
McDonald’s Corp.
3.50%, 07/01/27	628	622,896
3.80%, 04/01/28	677	672,061
4.80%, 08/14/28	450	454,809
5.00%, 05/17/29	200	203,803
2.63%, 09/01/29	573	543,361
2.13%, 03/01/30	450	414,511
4.60%, 05/15/30	450	454,299
3.60%, 07/01/30(a)	574	557,917
4.40%, 02/12/31	225	224,310
4.60%, 09/09/32(a)	400	401,595
4.95%, 08/14/33(a)	375	380,988
5.20%, 05/17/34	400	408,751
4.95%, 03/03/35	622	619,690
4.70%, 12/09/35	500	488,385
5.00%, 02/13/36	325	323,541
Sands China Ltd.
5.40%, 08/08/28	1,250	1,264,419
2.85%, 03/08/29	400	379,150
4.38%, 06/18/30	400	391,189
3.25%, 08/08/31	400	366,859
Starbucks Corp.
3.50%, 03/01/28	350	344,848
4.50%, 05/15/28	434	435,377
4.00%, 11/15/28	413	409,547
3.55%, 08/15/29	610	595,247
2.25%, 03/12/30	457	420,242
4.80%, 05/15/30	150	151,540
2.55%, 11/15/30	860	789,454
4.90%, 02/15/31	400	405,419
3.00%, 02/14/32	628	574,555
4.80%, 02/15/33	300	299,888
5.00%, 02/15/34	400	401,612
5.40%, 05/15/35	350	358,681
		28,453,785
Household Durables — 0.2%
DR Horton, Inc.
1.40%, 10/15/27	379	363,633
4.85%, 10/15/30	330	332,945
5.00%, 10/15/34	450	445,393
5.50%, 10/15/35	400	408,274
Leggett & Platt, Inc.
3.50%, 11/15/27	250	244,597
4.40%, 03/15/29	279	272,011
Security	Par (000)	Value
Household Durables (continued)
Lennar Corp.
5.00%, 06/15/27	$218	$ 218,727
4.75%, 11/29/27	309	310,065
5.20%, 07/30/30	450	456,170
Meritage Homes Corp., 5.65%, 03/15/35	314	316,499
NVR, Inc., 3.00%, 05/15/30	500	470,616
PulteGroup, Inc.
4.25%, 03/01/31	175	170,835
7.88%, 06/15/32	200	230,161
6.38%, 05/15/33	100	107,700
4.90%, 03/01/36	575	557,953
Sekisui House U.S., Inc.
3.85%, 01/15/30	200	190,802
2.50%, 01/15/31	130	114,873
Toll Brothers Finance Corp.
4.35%, 02/15/28	225	224,157
3.80%, 11/01/29	225	219,038
5.60%, 06/15/35(a)	300	307,526
		5,961,975
Household Products — 0.2%
Avery Dennison Corp.
4.88%, 12/06/28	350	353,565
2.65%, 04/30/30	250	231,818
2.25%, 02/15/32	363	316,074
5.75%, 03/15/33	270	280,842
Church & Dwight Co., Inc.
3.15%, 08/01/27	250	246,895
2.30%, 12/15/31	229	203,109
5.60%, 11/15/32	318	333,873
Clorox Co.
3.10%, 10/01/27	249	244,879
3.90%, 05/15/28	264	261,998
4.40%, 05/01/29	302	301,051
1.80%, 05/15/30(a)	350	313,531
4.60%, 05/01/32	400	395,221
Kimberly-Clark Corp.
1.05%, 09/15/27	150	143,969
3.95%, 11/01/28	400	397,314
3.20%, 04/25/29	350	339,990
3.10%, 03/26/30	500	476,501
2.00%, 11/02/31(a)	375	330,912
4.50%, 02/16/33	244	243,638
		5,415,180
Industrial Conglomerates — 0.4%
3M Co.
2.88%, 10/15/27	554	543,486
3.63%, 09/14/28	496	489,705
3.38%, 03/01/29	551	535,826
2.38%, 08/26/29	516	483,798
4.80%, 03/15/30	225	227,260
3.05%, 04/15/30	350	331,346
5.15%, 03/15/35(a)	325	328,753
Eaton Corp.
3.10%, 09/15/27	272	268,379
3.85%, 03/06/28	505	501,562
4.35%, 05/18/28(a)	242	242,529
3.95%, 03/06/29	960	950,208
4.20%, 03/06/31	355	350,006
4.00%, 11/02/32	324	314,234
4.50%, 03/06/33	200	197,117
4.15%, 03/15/33	978	948,225
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Industrial Conglomerates (continued)
Eaton Corp. (continued)
4.80%, 03/06/36	$1,725	$ 1,698,579
Parker-Hannifin Corp.
4.25%, 09/15/27	614	614,183
3.25%, 06/14/29	859	830,399
4.50%, 09/15/29	332	333,512
4.20%, 11/21/34	422	402,918
Pentair Finance SARL
4.50%, 07/01/29	256	255,201
5.90%, 07/15/32	322	336,325
Teledyne Technologies, Inc.
2.25%, 04/01/28	602	578,265
2.75%, 04/01/31	829	757,750
Textron, Inc.
3.38%, 03/01/28	300	294,393
3.90%, 09/17/29(a)	200	195,447
3.00%, 06/01/30	329	309,523
2.45%, 03/15/31	177	159,791
6.10%, 11/15/33	210	223,050
5.50%, 05/15/35	440	448,219
4.95%, 03/15/36	175	170,826
		14,320,815
Insurance — 2.2%
AEGON Funding Co. LLC, 05/07/36(d)	225	224,658
Aegon Ltd., (6-mo. SOFR US + 3.97%), 5.50%, 04/11/48(c)	500	500,117
Aflac, Inc., 3.60%, 04/01/30	716	694,212
Alleghany Corp., 3.63%, 05/15/30	405	392,824
Allstate Corp.
5.05%, 06/24/29	250	254,603
1.45%, 12/15/30	393	342,391
5.25%, 03/30/33	450	458,221
5.35%, 06/01/33(a)	200	205,235
5.55%, 05/09/35	350	361,710
5.95%, 04/01/36	200	210,399
American Financial Group, Inc., 5.00%, 09/23/35	300	288,705
American International Group, Inc.
4.85%, 05/07/30	437	441,393
3.40%, 06/30/30	252	240,579
5.13%, 03/27/33	590	596,344
3.88%, 01/15/35	384	352,059
5.45%, 05/07/35	410	417,924
American National Group, Inc.
5.00%, 06/15/27	200	199,417
5.75%, 10/01/29	450	455,792
6.00%, 07/15/35(a)	500	489,942
Aon Corp.
4.50%, 12/15/28	229	229,695
3.75%, 05/02/29	575	563,210
2.80%, 05/15/30	745	694,087
Aon Corp./Aon Global Holdings PLC
2.85%, 05/28/27(a)	450	443,502
2.05%, 08/23/31	295	257,574
2.60%, 12/02/31	286	255,048
5.00%, 09/12/32	300	301,748
5.35%, 02/28/33	400	409,215
Aon North America, Inc.
5.15%, 03/01/29	789	803,260
5.30%, 03/01/31	478	489,137
5.45%, 03/01/34	1,052	1,075,160
Security	Par (000)	Value
Insurance (continued)
Arch Capital Group Ltd., 7.35%, 05/01/34	$200	$ 226,127
Arthur J Gallagher & Co.
4.60%, 12/15/27(a)	385	386,041
4.85%, 12/15/29	515	519,691
2.40%, 11/09/31(a)	285	250,588
5.00%, 02/15/32	215	215,516
5.50%, 03/02/33(a)	235	240,865
6.50%, 02/15/34	275	296,439
5.45%, 07/15/34	350	355,051
5.15%, 02/15/35	975	965,693
Aspen Insurance Holdings Ltd., 5.75%, 07/01/30	200	206,390
Assurant, Inc.
4.90%, 03/27/28	200	200,775
3.70%, 02/22/30	250	240,094
2.65%, 01/15/32	243	212,889
5.55%, 02/15/36	100	99,761
Assured Guaranty U.S. Holdings, Inc., 3.15%, 06/15/31	350	324,744
Athene Holding Ltd.
4.13%, 01/12/28	800	792,166
6.15%, 04/03/30	373	385,354
3.50%, 01/15/31(a)	454	422,023
6.65%, 02/01/33	300	315,079
5.88%, 01/15/34(a)	400	402,492
(5-year CMT + 2.61%), 6.63%, 10/15/54(c)	400	387,150
AXA SA, 8.60%, 12/15/30	500	575,872
AXIS Specialty Finance LLC
3.90%, 07/15/29	300	293,595
(5-year CMT + 3.19%), 4.90%, 01/15/40(c)	280	273,228
AXIS Specialty Finance PLC, 4.00%, 12/06/27	200	198,301
Berkshire Hathaway Finance Corp.
1.85%, 03/12/30	413	379,380
1.45%, 10/15/30(a)	495	441,040
2.88%, 03/15/32	758	702,643
Brighthouse Financial, Inc.(a)
3.70%, 06/22/27	400	392,944
5.63%, 05/15/30	429	432,455
Brown & Brown, Inc.
4.70%, 06/23/28	275	275,770
4.50%, 03/15/29	268	266,923
4.90%, 06/23/30	525	524,194
2.38%, 03/15/31	495	437,199
4.20%, 03/17/32	458	434,566
5.25%, 06/23/32	375	374,042
5.65%, 06/11/34	300	302,876
5.55%, 06/23/35	649	646,616
Chubb INA Holdings LLC
4.65%, 08/15/29	422	426,143
1.38%, 09/15/30	726	636,462
5.00%, 03/15/34	988	992,767
4.90%, 08/15/35	797	785,649
Cincinnati Financial Corp.
6.92%, 05/15/28	256	268,655
6.13%, 11/01/34	200	210,173
CNA Financial Corp.
3.45%, 08/15/27	266	262,668
3.90%, 05/01/29	413	404,844
2.05%, 08/15/30(a)	266	237,799
5.50%, 06/15/33	400	407,827
5.13%, 02/15/34	397	393,755

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
CNA Financial Corp. (continued)
5.20%, 08/15/35	$400	$ 392,975
CNO Financial Group, Inc.
5.25%, 05/30/29	300	301,171
6.45%, 06/15/34	450	466,491
Corebridge Financial, Inc.
3.85%, 04/05/29	925	906,015
3.90%, 04/05/32	1,075	1,011,233
6.05%, 09/15/33	350	368,188
5.75%, 01/15/34(a)	650	668,105
(5-year CMT + 3.85%), 6.88%, 12/15/52(c)	650	659,633
Enstar Group Ltd.
4.95%, 06/01/29(a)	300	299,495
3.10%, 09/01/31	373	331,849
Equitable Holdings, Inc.
4.35%, 04/20/28	885	881,028
5.59%, 01/11/33	484	494,810
Essent Group Ltd., 6.25%, 07/01/29	225	232,671
F&G Annuities & Life, Inc.
7.40%, 01/13/28	300	306,009
6.50%, 06/04/29	350	353,833
6.25%, 10/04/34(a)	350	340,795
Fairfax Financial Holdings Ltd.
4.85%, 04/17/28	300	301,606
4.63%, 04/29/30	429	427,268
3.38%, 03/03/31	300	280,882
5.63%, 08/16/32	500	514,107
6.00%, 12/07/33	450	472,010
5.75%, 05/20/35	300	307,341
Fidelity National Financial, Inc.
4.50%, 08/15/28	256	254,717
3.40%, 06/15/30	355	334,582
2.45%, 03/15/31	428	379,470
First American Financial Corp.
4.00%, 05/15/30	430	412,502
2.40%, 08/15/31	442	383,034
5.45%, 09/30/34	225	221,599
Globe Life, Inc.
4.55%, 09/15/28	350	349,310
2.15%, 08/15/30	279	250,220
4.80%, 06/15/32	260	257,969
5.85%, 09/15/34	175	180,872
Hanover Insurance Group, Inc.
2.50%, 09/01/30	213	193,414
5.50%, 09/01/35	350	350,254
Hartford Insurance Group, Inc., 2.80%, 08/19/29	413	391,390
Horace Mann Educators Corp.
7.25%, 09/15/28	50	52,615
4.70%, 10/01/30	275	270,657
Jackson Financial, Inc.
5.17%, 06/08/27(a)	200	200,995
3.13%, 11/23/31	379	338,946
5.67%, 06/08/32(a)	190	192,238
Kemper Corp.(a)
2.40%, 09/30/30	250	219,036
3.80%, 02/23/32	326	296,961
Lincoln National Corp.
3.80%, 03/01/28	275	271,735
3.05%, 01/15/30(a)	254	238,536
2.33%, 08/15/30	100	89,956
3.40%, 01/15/31(a)	376	351,297
3.40%, 03/01/32	200	182,100
5.85%, 03/15/34	225	229,531
Security	Par (000)	Value
Insurance (continued)
Lincoln National Corp. (continued)
5.35%, 11/15/35(a)	$350	$ 340,155
Loews Corp.
3.20%, 05/15/30	349	331,957
6.00%, 02/01/35	100	105,923
4.94%, 04/01/36	225	219,714
Manulife Financial Corp.
2.48%, 05/19/27	179	175,952
3.70%, 03/16/32	573	545,116
4.99%, 12/11/35	625	615,304
Markel Group, Inc., 3.35%, 09/17/29(a)	393	376,789
Marsh & McLennan Cos., Inc.
4.55%, 11/08/27	525	527,455
4.38%, 03/15/29	1,071	1,071,254
4.65%, 03/15/30	700	703,625
2.25%, 11/15/30(a)	560	507,295
4.85%, 11/15/31	600	605,040
2.38%, 12/15/31(a)	250	222,742
5.75%, 11/01/32	374	392,618
5.88%, 08/01/33	300	319,210
5.40%, 09/15/33(a)	400	413,164
5.15%, 03/15/34	200	201,728
5.00%, 03/15/35(a)	1,215	1,207,485
4.95%, 03/15/36	300	295,806
MetLife, Inc.
4.55%, 03/23/30(a)	629	633,501
6.50%, 12/15/32	400	438,925
5.38%, 07/15/33(a)	512	530,184
6.38%, 06/15/34	452	493,316
5.30%, 12/15/34(a)	594	606,057
5.70%, 06/15/35	666	695,449
Series G, (5-year CMT + 2.08%), 6.35%, 03/15/55(c)	570	582,459
NMI Holdings, Inc., 6.00%, 08/15/29	275	281,816
Old Republic International Corp., 5.75%, 03/28/34	200	204,835
PartnerRe Finance B LLC
3.70%, 07/02/29	268	260,350
(5-year CMT + 3.82%), 4.50%, 10/01/50(c)	354	339,254
Primerica, Inc., 2.80%, 11/19/31	424	381,193
Principal Financial Group, Inc.
3.70%, 05/15/29	289	282,275
2.13%, 06/15/30	429	388,777
5.38%, 03/15/33	200	204,621
Progressive Corp.
4.00%, 03/01/29	481	478,514
6.63%, 03/01/29	257	272,996
3.20%, 03/26/30	350	334,945
4.60%, 03/26/31	130	130,429
3.00%, 03/15/32	246	225,148
6.25%, 12/01/32	186	202,303
4.95%, 06/15/33	410	413,826
5.15%, 03/26/36	595	595,169
Prudential Financial, Inc.
3.88%, 03/27/28	377	374,525
2.10%, 03/10/30(a)	453	418,113
5.20%, 03/14/35(a)	625	628,143
(3-mo. SOFR US + 2.64%), 4.50%, 09/15/47(a)(c)	450	440,334
(3-mo. SOFR US + 2.93%), 5.70%, 09/15/48(c)	829	823,855
(5-year CMT + 2.85%), 6.75%, 03/01/53(c)	700	736,969
(5-year CMT + 3.04%), 3.70%, 10/01/50(c)	643	592,564
(5-year CMT + 3.16%), 5.13%, 03/01/52(c)	713	695,589
(5-year CMT + 3.23%), 6.00%, 09/01/52(c)	666	672,958
Series B, 5.75%, 07/15/33	250	264,852
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
Prudential Funding Asia PLC
3.13%, 04/14/30	$823	$ 785,380
3.63%, 03/24/32	273	257,668
Reinsurance Group of America, Inc.
3.90%, 05/15/29	593	580,731
3.15%, 06/15/30	550	515,727
6.00%, 09/15/33	200	208,314
5.75%, 09/15/34	450	459,718
(5-year CMT + 2.39%), 6.65%, 09/15/55(c)	400	406,907
RenaissanceRe Holdings Ltd.
3.60%, 04/15/29	300	291,369
5.75%, 06/05/33	490	504,044
5.80%, 04/01/35	275	282,225
RLI Corp., 5.38%, 06/01/36	175	169,861
Selective Insurance Group, Inc., 5.90%, 04/15/35	200	206,748
SiriusPoint Ltd., 7.00%, 04/05/29	200	209,392
Stewart Information Services Corp., 3.60%, 11/15/31	280	248,916
Travelers Cos., Inc., 5.05%, 07/24/35	320	320,074
Travelers Property Casualty Corp., 6.38%, 03/15/33	250	276,769
Unum Group
4.00%, 06/15/29	179	175,645
5.25%, 12/15/35	150	147,429
Willis North America, Inc.
4.65%, 06/15/27	631	632,445
4.50%, 09/15/28	505	504,359
2.95%, 09/15/29	450	426,823
4.55%, 03/15/31	375	370,483
5.35%, 05/15/33	460	465,697
5.15%, 03/15/36	225	220,031
		81,752,257
Interactive Media & Services — 1.0%
Alphabet, Inc.
0.80%, 08/15/27(a)	261	251,011
3.88%, 11/15/28(a)	235	233,803
3.70%, 02/15/29	1,265	1,251,035
4.00%, 05/15/30	645	638,983
1.10%, 08/15/30	1,426	1,253,974
4.10%, 11/15/30	1,600	1,585,182
4.10%, 02/15/31	1,165	1,150,828
4.38%, 11/15/32	810	800,968
4.40%, 02/15/33	955	939,236
4.50%, 05/15/35(a)	975	953,095
4.70%, 11/15/35	2,175	2,131,872
4.80%, 02/15/36	2,925	2,882,916
Baidu, Inc.
3.63%, 07/06/27	200	198,400
4.38%, 03/29/28	350	349,998
4.88%, 11/14/28	200	202,309
3.43%, 04/07/30(a)	300	290,203
2.38%, 10/09/30	200	184,603
2.38%, 08/23/31	350	316,625
Meta Platforms, Inc.
3.50%, 08/15/27	1,574	1,563,217
4.60%, 05/15/28	840	847,955
4.30%, 08/15/29	620	620,820
4.80%, 05/15/30	602	610,930
4.20%, 11/15/30	2,550	2,519,394
4.55%, 08/15/31	625	626,535
3.85%, 08/15/32	1,806	1,720,500
4.60%, 11/15/32	2,550	2,517,829
4.95%, 05/15/33	1,040	1,043,035
4.75%, 08/15/34(a)	1,633	1,604,297
Security	Par (000)	Value
Interactive Media & Services (continued)
Meta Platforms, Inc. (continued)
4.88%, 11/15/35	$4,015	$ 3,914,960
Netflix, Inc.
4.88%, 04/15/28	914	925,154
5.88%, 11/15/28	1,300	1,349,361
6.38%, 05/15/29	500	528,545
4.90%, 08/15/34(a)	858	862,057
Tencent Music Entertainment Group, 2.00%, 09/03/30	250	225,446
		37,095,076
Internet Software & Services — 1.3%
Airbnb, Inc.
4.40%, 03/16/29	450	449,226
4.65%, 03/16/31	450	449,301
5.25%, 03/16/36	530	528,402
Alibaba Group Holding Ltd.
3.40%, 12/06/27	1,628	1,610,633
4.88%, 05/26/30(a)	400	408,414
2.13%, 02/09/31(a)	900	812,425
4.50%, 11/28/34	400	390,377
5.25%, 05/26/35(a)	700	723,324
Amazon.com, Inc.
1.20%, 06/03/27	965	936,770
3.15%, 08/22/27	2,057	2,034,037
4.55%, 12/01/27	1,464	1,475,398
3.85%, 03/13/28	1,650	1,643,403
1.65%, 05/12/28	1,443	1,374,690
3.90%, 11/20/28	1,510	1,500,104
4.00%, 03/13/29	1,650	1,638,368
3.45%, 04/13/29	1,002	982,125
4.65%, 12/01/29	898	909,513
1.50%, 06/03/30	1,165	1,040,888
4.10%, 11/20/30(a)	1,600	1,577,776
4.25%, 03/13/31	2,080	2,059,087
2.10%, 05/12/31	1,797	1,610,089
3.60%, 04/13/32	1,576	1,501,651
4.70%, 12/01/32	1,450	1,463,676
4.55%, 03/13/33	930	917,974
4.35%, 03/20/33	930	909,336
4.80%, 12/05/34(a)	590	593,890
4.65%, 11/20/35	2,260	2,199,175
4.88%, 03/13/36	4,020	3,960,521
AppLovin Corp.
5.13%, 12/01/29	750	755,968
5.38%, 12/01/31	490	494,999
5.50%, 12/01/34	625	623,514
Booking Holdings, Inc., 3.55%, 03/15/28(a)	350	345,478
eBay, Inc.
3.60%, 06/05/27	613	607,995
5.95%, 11/22/27	200	204,241
4.25%, 03/06/29	200	199,070
2.70%, 03/11/30	685	639,134
2.60%, 05/10/31	518	469,186
6.30%, 11/22/32	278	299,748
5.13%, 11/06/35(a)	275	271,728
Expedia Group, Inc.
4.63%, 08/01/27	500	500,728
3.80%, 02/15/28(a)	620	612,229
3.25%, 02/15/30	883	837,327
2.95%, 03/15/31	352	323,081
5.40%, 02/15/35(a)	650	644,779
5.50%, 04/15/36	525	514,710

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Internet Software & Services (continued)
JD.com, Inc., 3.38%, 01/14/30(a)	$478	$ 463,911
MercadoLibre, Inc.
3.13%, 01/14/31(a)	350	323,265
4.90%, 01/15/33	450	441,661
Uber Technologies, Inc.
4.30%, 01/15/30	696	690,602
4.15%, 01/15/31(a)	650	636,932
4.80%, 09/15/34	858	840,778
4.80%, 09/15/35	850	826,695
VeriSign, Inc.
4.75%, 07/15/27	279	278,941
2.70%, 06/15/31	394	354,607
5.25%, 06/01/32	364	368,678
		49,270,558
IT Services — 1.0%
Accenture Capital, Inc.
3.90%, 10/04/27	727	725,208
4.05%, 10/04/29	775	768,841
4.25%, 10/04/31(a)	775	763,416
4.50%, 10/04/34(a)	1,004	967,099
Amdocs Ltd., 2.54%, 06/15/30	400	362,241
Booz Allen Hamilton, Inc.(a)
5.95%, 08/04/33	330	336,834
5.95%, 04/15/35	425	428,185
Broadridge Financial Solutions, Inc.
2.90%, 12/01/29	413	387,488
2.60%, 05/01/31	681	608,654
CGI, Inc.
4.95%, 03/14/30	225	225,501
2.30%, 09/14/31	213	185,735
DXC Technology Co., 2.38%, 09/15/28(a)	329	308,932
Fidelity National Information Services, Inc.
1.65%, 03/01/28	462	438,302
4.45%, 03/10/28	435	433,777
4.55%, 03/10/29	775	771,880
3.75%, 05/21/29	234	227,377
2.25%, 03/01/31	388	344,457
4.80%, 03/10/31	645	641,335
5.10%, 07/15/32(a)	478	478,257
Fiserv, Inc.
2.25%, 06/01/27(a)	599	584,694
5.45%, 03/02/28	664	672,313
5.38%, 08/21/28	594	602,353
4.20%, 10/01/28	629	622,040
3.50%, 07/01/29	1,542	1,482,005
4.75%, 03/15/30	325	322,174
2.65%, 06/01/30	499	456,449
4.55%, 02/15/31	1,005	984,136
5.35%, 03/15/31(a)	275	278,372
5.60%, 03/02/33	630	638,006
5.63%, 08/21/33	724	733,227
5.45%, 03/15/34	525	521,606
5.15%, 08/12/34	585	569,443
5.25%, 08/11/35(a)	600	585,175
Fortinet, Inc., 2.20%, 03/15/31	183	162,855
Gartner, Inc.
4.95%, 03/20/31	100	97,288
5.60%, 11/20/35(a)	375	353,603
Genpact Luxembourg SARL/Genpact USA, Inc., 6.00%, 06/04/29	250	256,929
Security	Par (000)	Value
IT Services (continued)
Genpact U.K. Finco PLC/Genpact USA, Inc., 4.95%, 11/18/30	$175	$ 171,456
IBM International Capital Pte. Ltd.
4.60%, 02/05/29	400	401,975
4.75%, 02/05/31(a)	300	300,127
4.90%, 02/05/34	600	591,400
International Business Machines Corp.
1.70%, 05/15/27	381	371,550
4.15%, 07/27/27	400	399,438
6.22%, 08/01/27	250	255,766
4.50%, 02/06/28	600	601,673
4.65%, 02/10/28	700	704,247
4.00%, 02/03/29	300	296,713
3.50%, 05/15/29	1,919	1,865,875
4.80%, 02/10/30	800	807,040
1.95%, 05/15/30	759	685,794
4.30%, 02/03/31	300	295,921
2.72%, 02/09/32	250	223,571
5.00%, 02/10/32	500	504,248
4.40%, 07/27/32	450	439,535
5.88%, 11/29/32(a)	214	227,064
4.60%, 02/03/33(a)	300	294,215
4.75%, 02/06/33	500	497,085
5.20%, 02/10/35(a)	600	600,961
4.95%, 02/03/36(a)	600	583,817
Kyndryl Holdings, Inc.
2.70%, 10/15/28	200	187,776
3.15%, 10/15/31	470	399,316
6.35%, 02/20/34(a)	260	251,611
Leidos, Inc.
4.10%, 03/15/29	310	306,214
4.38%, 05/15/30	500	492,325
2.30%, 02/15/31	620	551,196
5.40%, 03/15/32	320	325,794
5.75%, 03/15/33	350	363,171
5.50%, 03/15/35	350	355,789
5.00%, 03/15/36	350	338,819
Paychex, Inc.
5.10%, 04/15/30	908	917,324
5.35%, 04/15/32	900	907,764
5.60%, 04/15/35(a)	735	735,905
		36,578,662
Leisure Products — 0.1%
Brunswick Corp.
2.40%, 08/18/31	344	299,812
4.40%, 09/15/32	265	251,030
Brunswick Corp./DE, 5.85%, 03/18/29(a)	250	256,481
Hasbro, Inc.
3.50%, 09/15/27	363	358,911
3.90%, 11/19/29	503	490,909
4.65%, 03/12/31	105	104,159
6.05%, 05/14/34	375	392,511
Mattel, Inc., 5.00%, 11/17/30(a)	350	350,968
Polaris, Inc.
6.95%, 03/15/29	254	266,068
5.60%, 03/01/31	300	299,434
Royal Caribbean Cruises Ltd.
3.70%, 03/15/28	450	443,119
4.75%, 05/15/33	475	459,798
5.38%, 01/15/36	1,125	1,106,094
		5,079,294
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Machinery — 1.2%
AGCO Corp., 5.80%, 03/21/34	$400	$ 411,306
Caterpillar Financial Services Corp.
3.60%, 08/12/27	400	398,038
1.10%, 09/14/27(a)	600	577,250
4.40%, 10/15/27	550	552,355
4.60%, 11/15/27	634	638,852
3.70%, 01/10/28(a)	225	223,743
4.40%, 03/03/28	225	226,061
3.95%, 11/14/28	650	646,814
3.75%, 02/23/29	325	321,006
4.85%, 02/27/29(a)	390	396,304
4.38%, 08/16/29(a)	450	451,252
4.70%, 11/15/29	675	684,513
4.80%, 01/08/30(a)	175	178,934
4.15%, 01/08/31(a)	225	222,986
Series K, 4.10%, 08/15/28	525	524,870
Caterpillar, Inc.
2.60%, 09/19/29	298	282,524
2.60%, 04/09/30	499	469,007
1.90%, 03/12/31	339	302,684
5.20%, 05/15/35	1,025	1,051,396
5.30%, 09/15/35	200	207,959
CNH Industrial Capital LLC
4.50%, 10/08/27	343	343,234
4.75%, 03/21/28	205	205,987
4.55%, 04/10/28	600	599,541
5.50%, 01/12/29	200	204,495
5.10%, 04/20/29	275	278,493
4.50%, 10/16/30	250	246,911
4.38%, 03/07/31	150	146,984
CNH Industrial NV, 3.85%, 11/15/27	350	346,950
Deere & Co.
5.38%, 10/16/29	308	319,236
3.10%, 04/15/30	513	490,005
5.45%, 01/16/35	961	999,050
Deere Funding Canada Corp., 4.15%, 10/09/30	225	222,000
Dover Corp.
2.95%, 11/04/29	210	199,604
5.38%, 10/15/35	150	155,462
Flowserve Corp.
3.50%, 10/01/30	250	236,330
2.80%, 01/15/32	280	247,561
IDEX Corp.
4.95%, 09/01/29	250	252,460
3.00%, 05/01/30	400	376,469
2.63%, 06/15/31	399	360,999
Ingersoll Rand, Inc.
5.20%, 06/15/27	586	590,815
5.40%, 08/14/28	374	382,203
5.18%, 06/15/29	461	471,151
5.31%, 06/15/31(a)	374	383,064
5.70%, 08/14/33	390	405,910
5.45%, 06/15/34	627	640,041
John Deere Capital Corp.
4.90%, 06/11/27	400	403,822
4.20%, 07/15/27	496	497,144
2.80%, 09/08/27	307	302,094
4.15%, 09/15/27	950	951,310
3.05%, 01/06/28	125	122,951
4.65%, 01/07/28	225	227,094
4.75%, 01/20/28(a)	600	606,886
Security	Par (000)	Value
Machinery (continued)
John Deere Capital Corp. (continued)
4.90%, 03/03/28	$350	$ 354,849
1.50%, 03/06/28	163	155,531
4.95%, 07/14/28	1,128	1,146,869
4.50%, 01/16/29	506	509,979
3.45%, 03/07/29	369	361,883
3.35%, 04/18/29	379	369,695
4.85%, 06/11/29	565	574,497
2.80%, 07/18/29	520	497,390
4.85%, 10/11/29(a)	500	511,926
2.45%, 01/09/30	225	211,102
4.70%, 06/10/30	615	622,436
4.38%, 10/15/30(a)	600	599,020
1.45%, 01/15/31	145	127,101
4.90%, 03/07/31	580	591,587
2.00%, 06/17/31	259	230,386
4.40%, 09/08/31	668	666,382
3.90%, 06/07/32	341	329,763
4.35%, 09/15/32	450	446,062
5.10%, 04/11/34	625	636,177
5.05%, 06/12/34	600	607,927
Series I, 4.25%, 06/05/28(a)	425	426,199
Series I, 4.13%, 01/18/29	210	209,588
Series I, 3.90%, 03/09/29	300	297,543
Series I, 4.55%, 06/05/30(a)	425	427,766
Series I, 4.20%, 03/10/31	195	192,968
Series I, 4.38%, 04/15/31	300	298,840
Series I, 5.15%, 09/08/33	679	698,668
Kennametal, Inc.
4.63%, 06/15/28(a)	200	200,135
2.80%, 03/01/31	200	181,804
Nordson Corp.
5.60%, 09/15/28	85	86,893
4.50%, 12/15/29	375	374,449
5.80%, 09/15/33	275	285,441
nVent Finance SARL
4.55%, 04/15/28	354	352,142
2.75%, 11/15/31	220	195,697
5.65%, 05/15/33	274	281,473
Oshkosh Corp., 3.10%, 03/01/30	250	234,692
Otis Worldwide Corp.
5.25%, 08/16/28	410	417,909
2.57%, 02/15/30	977	908,660
5.13%, 11/19/31	437	446,684
5.13%, 09/04/35	335	335,722
Regal Rexnord Corp.
6.05%, 04/15/28	800	820,192
6.30%, 02/15/30	700	733,051
6.40%, 04/15/33	900	956,520
Rockwell Automation, Inc.
3.50%, 03/01/29	288	282,060
1.75%, 08/15/31	159	138,434
Stanley Black & Decker, Inc.
6.00%, 03/06/28(a)	244	251,177
4.25%, 11/15/28	179	178,549
2.30%, 03/15/30(a)	579	530,421
3.00%, 05/15/32(a)	258	232,889
Westinghouse Air Brake Technologies Corp.
4.70%, 09/15/28	871	873,822
4.90%, 05/29/30	300	303,513
5.61%, 03/11/34	412	424,158

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Machinery (continued)
Westinghouse Air Brake Technologies Corp. (continued)
5.50%, 05/29/35(a)	$300	$ 306,647
Xylem, Inc.
1.95%, 01/30/28	250	240,387
2.25%, 01/30/31(a)	350	316,184
		43,975,949
Media — 1.2%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.75%, 02/15/28	599	589,356
4.20%, 03/15/28	810	801,558
2.25%, 01/15/29	849	793,504
5.05%, 03/30/29	829	830,955
6.10%, 06/01/29	954	985,000
2.80%, 04/01/31	1,037	928,464
2.30%, 02/01/32(a)	647	553,698
4.40%, 04/01/33	650	603,160
6.65%, 02/01/34	550	570,593
6.55%, 06/01/34	954	985,257
6.38%, 10/23/35	1,250	1,261,011
5.85%, 12/01/35	800	780,737
Comcast Corp.
3.15%, 02/15/28	1,036	1,015,677
3.55%, 05/01/28	429	422,691
4.15%, 10/15/28	1,951	1,943,616
4.55%, 01/15/29	440	442,349
5.10%, 06/01/29	100	102,080
2.65%, 02/01/30	1,210	1,131,974
3.40%, 04/01/30	936	898,291
4.25%, 10/15/30	1,005	991,694
1.95%, 01/15/31	905	802,595
1.50%, 02/15/31	1,300	1,126,646
4.95%, 05/15/32	400	402,738
5.50%, 11/15/32(a)	650	674,219
4.25%, 01/15/33	1,050	1,011,514
4.65%, 02/15/33	590	582,936
7.05%, 03/15/33	400	448,336
4.80%, 05/15/33	640	635,626
5.30%, 06/01/34	732	741,233
4.20%, 08/15/34	688	645,602
5.30%, 05/15/35(a)	500	507,096
5.65%, 06/15/35(a)	520	536,332
4.40%, 08/15/35	500	471,346
6.50%, 11/15/35	400	437,911
FactSet Research Systems, Inc., 3.45%, 03/01/32(a)	330	299,223
Fox Corp.
4.71%, 01/25/29	1,027	1,029,388
3.50%, 04/08/30	350	336,077
6.50%, 10/13/33	800	858,925
Meta Platforms, Inc.
4.55%, 05/15/31	1,975	1,974,544
4.88%, 05/15/33	1,975	1,974,117
5.25%, 05/15/36	975	972,264
Time Warner Cable Enterprises LLC, 8.38%, 07/15/33	450	509,648
TWDC Enterprises 18 Corp.
2.95%, 06/15/27	632	624,197
Series B, 7.00%, 03/01/32(a)	250	280,077
Walt Disney Co.
2.20%, 01/13/28(a)	629	610,637
3.75%, 03/14/29	625	616,660
Security	Par (000)	Value
Media (continued)
Walt Disney Co. (continued)
2.00%, 09/01/29	$1,475	$ 1,372,756
3.80%, 03/22/30(a)	829	812,672
2.65%, 01/13/31(a)	1,686	1,564,727
4.00%, 03/14/31	925	909,506
6.55%, 03/15/33	252	280,073
6.20%, 12/15/34	488	536,082
6.40%, 12/15/35	600	664,768
4.63%, 03/14/36	650	631,940
Weibo Corp., 3.38%, 07/08/30(a)	300	281,605
WPP LLC, 6.50%, 03/30/36(a)	125	122,657
		42,918,338
Metals & Mining — 0.7%
AngloGold Ashanti Holdings PLC, 3.75%, 10/01/30	478	461,759
ArcelorMittal SA
6.55%, 11/29/27	700	720,876
4.25%, 07/16/29	325	323,409
6.80%, 11/29/32(a)	666	736,646
6.00%, 06/17/34(a)	300	316,803
Barrick Gold Corp., 6.45%, 10/15/35	100	109,111
BHP Billiton Finance USA Ltd.
4.75%, 02/28/28	686	692,014
5.10%, 09/08/28(a)	404	411,448
5.00%, 02/21/30	630	642,462
5.25%, 09/08/30	600	617,422
5.13%, 02/21/32	550	562,841
4.90%, 02/28/33	465	467,371
5.25%, 09/08/33(a)	814	832,989
5.30%, 02/21/35	750	765,984
5.00%, 02/15/36(a)	325	324,970
Freeport-McMoRan, Inc.
5.00%, 09/01/27	329	328,737
4.13%, 03/01/28	335	333,180
4.38%, 08/01/28	329	327,322
5.25%, 09/01/29	329	331,961
4.25%, 03/01/30	329	323,395
4.63%, 08/01/30	398	396,608
5.40%, 11/14/34	400	407,096
Gerdau Trade, Inc., 5.75%, 06/09/35	350	358,221
Kinross Gold Corp., 6.25%, 07/15/33	270	288,479
Newmont Corp.
2.60%, 07/15/32	550	496,910
5.88%, 04/01/35(a)	364	385,860
Newmont Corp./Newcrest Finance Pty. Ltd.
3.25%, 05/13/30	358	344,788
5.35%, 03/15/34	634	654,204
Nucor Corp.
4.30%, 05/23/27	366	366,741
3.95%, 05/01/28	379	376,922
2.70%, 06/01/30	379	354,696
4.65%, 06/01/30	325	327,741
3.13%, 04/01/32	409	378,372
5.10%, 06/01/35(a)	325	328,944
Reliance, Inc., 2.15%, 08/15/30	350	315,075
Rio Tinto Alcan, Inc.
7.25%, 03/15/31	293	326,133
6.13%, 12/15/33	501	537,822
Rio Tinto Finance USA Ltd., 7.13%, 07/15/28	423	448,325
Rio Tinto Finance USA PLC
4.50%, 03/14/28(a)	525	527,601
4.88%, 03/14/30	1,292	1,311,387
5.00%, 03/14/32	891	906,736
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Metals & Mining (continued)
Rio Tinto Finance USA PLC (continued)
5.00%, 03/09/33	$344	$ 348,497
5.25%, 03/14/35	1,195	1,217,168
Southern Copper Corp., 7.50%, 07/27/35	600	700,235
Steel Dynamics, Inc.
1.65%, 10/15/27	413	397,490
4.00%, 12/15/28	325	321,636
3.45%, 04/15/30	450	431,183
3.25%, 01/15/31	313	294,340
5.38%, 08/15/34	300	305,245
5.25%, 05/15/35	470	472,997
Timken Co.
4.50%, 12/15/28	229	228,658
4.13%, 04/01/32	225	213,515
Vale Overseas Ltd.
3.75%, 07/08/30	1,229	1,176,995
6.13%, 06/12/33	950	1,002,245
Yamana Gold, Inc., 2.63%, 08/15/31	350	310,946
		26,890,511
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.50%, 08/01/30	300	303,001
Multi-Utilities — 0.6%
Atmos Energy Corp.
3.00%, 06/15/27	450	444,245
2.63%, 09/15/29	396	374,882
1.50%, 01/15/31(a)	429	374,680
5.45%, 10/15/32	300	311,454
5.90%, 11/15/33	400	426,510
5.20%, 08/15/35	335	340,616
CenterPoint Energy Resources Corp.
5.25%, 03/01/28	615	624,965
4.00%, 04/01/28	200	198,502
1.75%, 10/01/30	359	318,868
4.40%, 07/01/32	400	392,522
5.40%, 07/01/34	340	347,434
Consumers Energy Co., 5.13%, 05/01/36	275	274,964
National Fuel Gas Co.
3.95%, 09/15/27	252	249,858
4.75%, 09/01/28	252	251,426
5.50%, 03/15/30	490	500,168
2.95%, 03/01/31	413	376,377
5.95%, 03/15/35	160	166,076
NiSource, Inc.
5.25%, 03/30/28	821	833,228
5.20%, 07/01/29	500	509,818
2.95%, 09/01/29	629	598,297
3.60%, 05/01/30	750	723,656
1.70%, 02/15/31	666	580,319
5.40%, 06/30/33	410	420,283
5.35%, 04/01/34	725	739,129
5.35%, 07/15/35	600	605,358
ONE Gas, Inc.
5.10%, 04/01/29	367	374,151
2.00%, 05/15/30	200	181,594
4.25%, 09/01/32	300	292,802
Piedmont Natural Gas Co., Inc.
3.50%, 06/01/29	500	485,136
2.50%, 03/15/31	213	192,204
5.40%, 06/15/33	160	163,649
Security	Par (000)	Value
Multi-Utilities (continued)
Piedmont Natural Gas Co., Inc. (continued)
5.10%, 02/15/35	$250	$ 248,453
Southern California Gas Co.
5.20%, 06/01/33	370	376,777
5.05%, 09/01/34	1,175	1,180,400
5.45%, 06/15/35(a)	1,075	1,100,959
Series XX, 2.55%, 02/01/30	629	589,501
Southern Co. Gas Capital Corp.
5.15%, 09/15/32(a)	350	355,175
5.75%, 09/15/33	300	312,308
4.95%, 09/15/34	275	271,228
Series 2020-A, 1.75%, 01/15/31	373	328,016
Series A, 4.05%, 09/15/28	285	282,511
Series B, 5.10%, 09/15/35	335	331,155
Southwest Gas Corp.
5.80%, 12/01/27	300	305,815
5.45%, 03/23/28	265	269,989
3.70%, 04/01/28	100	98,535
2.20%, 06/15/30	329	299,025
4.05%, 03/15/32	425	405,733
Spire Missouri, Inc.
4.80%, 02/15/33	250	249,767
Series 2034, 5.15%, 08/15/34	250	251,668
Spire, Inc., 4.60%, 09/01/31	140	138,771
WEC Energy Group, Inc.
5.15%, 10/01/27	500	504,946
1.38%, 10/15/27(a)	350	335,769
4.75%, 01/15/28	375	377,222
2.20%, 12/15/28	350	330,850
1.80%, 10/15/30	203	179,652
		21,797,396
Office REITs — 0.3%
Boston Properties LP
6.75%, 12/01/27	256	264,268
4.50%, 12/01/28	629	627,351
3.40%, 06/21/29	503	483,323
2.90%, 03/15/30	397	369,916
3.25%, 01/30/31(a)	829	766,986
2.55%, 04/01/32	569	493,613
2.45%, 10/01/33(a)	607	495,165
6.50%, 01/15/34(a)	587	619,039
5.75%, 01/15/35(a)	400	401,929
COPT Defense Properties LP
2.00%, 01/15/29	130	121,564
4.50%, 10/15/30	175	172,919
2.75%, 04/15/31	429	389,239
2.90%, 12/01/33	250	212,357
Cousins Properties LP
5.25%, 07/15/30	200	203,095
5.38%, 02/15/32	185	187,049
4.88%, 03/01/33	275	265,947
5.88%, 10/01/34	400	407,482
Highwoods Realty LP
4.13%, 03/15/28	163	160,751
3.05%, 02/15/30	413	382,503
2.60%, 02/01/31	256	227,447
5.35%, 01/15/33(a)	250	247,376
7.65%, 02/01/34	200	222,873
Kilroy Realty LP
4.75%, 12/15/28(a)	300	297,542
4.25%, 08/15/29	260	251,723

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Office REITs (continued)
Kilroy Realty LP (continued)
3.05%, 02/15/30	$329	$ 302,266
2.50%, 11/15/32	234	192,651
2.65%, 11/15/33	300	240,794
5.88%, 10/15/35	250	242,913
6.25%, 01/15/36	250	250,138
Piedmont Operating Partnership LP
6.88%, 07/15/29	150	157,284
3.15%, 08/15/30	413	375,604
2.75%, 04/01/32	150	127,233
5.63%, 01/15/33	175	172,238
		10,332,578
Oil, Gas & Consumable Fuels — 5.2%
Antero Resources Corp., 5.40%, 02/01/36(a)	425	417,647
APA Corp.(a)
4.25%, 01/15/30	296	292,341
6.10%, 02/15/35	175	181,196
Boardwalk Pipelines LP
4.45%, 07/15/27	189	188,757
4.80%, 05/03/29	313	313,980
3.40%, 02/15/31	350	327,204
3.60%, 09/01/32	400	369,440
5.63%, 08/01/34	300	307,748
5.38%, 02/15/36	185	183,114
BP Capital Markets America, Inc.
5.02%, 11/17/27	530	536,644
3.94%, 09/21/28	630	625,482
4.23%, 11/06/28	1,261	1,260,245
4.70%, 04/10/29	600	606,923
4.97%, 10/17/29	500	510,058
4.87%, 11/25/29	475	482,598
3.63%, 04/06/30	829	806,946
1.75%, 08/10/30	625	560,219
2.72%, 01/12/32	1,263	1,143,306
4.81%, 02/13/33	1,450	1,453,870
4.89%, 09/11/33	761	764,407
4.99%, 04/10/34	650	654,541
5.23%, 11/17/34	1,325	1,350,366
BP Capital Markets PLC
3.28%, 09/19/27	813	803,648
3.72%, 11/28/28	504	497,029
Burlington Resources LLC, 7.20%, 08/15/31	250	279,427
Canadian Natural Resources Ltd.
3.85%, 06/01/27	825	820,598
5.00%, 12/15/29	623	632,083
2.95%, 07/15/30(a)	413	388,056
7.20%, 01/15/32	250	278,592
6.45%, 06/30/33	259	280,080
5.40%, 12/15/34(a)	323	327,684
5.85%, 02/01/35(a)	268	279,056
Cenovus Energy, Inc.
4.65%, 03/20/31	325	323,307
2.65%, 01/15/32	320	286,005
5.40%, 03/20/36	325	324,065
Cheniere Corpus Christi Holdings LLC
5.13%, 06/30/27	905	909,093
3.70%, 11/15/29	563	547,021
Cheniere Energy Partners LP
4.50%, 10/01/29	840	835,646
4.00%, 03/01/31	700	674,078
3.25%, 01/31/32	726	664,187
Security	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Cheniere Energy Partners LP (continued)
5.95%, 06/30/33	$930	$ 975,903
5.75%, 08/15/34	952	985,327
5.55%, 10/30/35	580	590,910
Cheniere Energy, Inc.
4.63%, 10/15/28	598	595,721
5.65%, 04/15/34	912	939,754
5.20%, 07/30/36(b)	295	291,680
Chevron Corp.
2.00%, 05/11/27	798	782,387
2.24%, 05/11/30(a)	997	921,356
Chevron USA, Inc.
1.02%, 08/12/27	441	424,754
3.95%, 08/13/27	300	299,934
3.85%, 01/15/28	501	499,593
4.48%, 02/26/28	450	452,885
4.05%, 08/13/28(a)	300	299,672
3.25%, 10/15/29	350	339,141
4.69%, 04/15/30	750	759,439
4.30%, 10/15/30	775	776,105
4.82%, 04/15/32	450	458,014
4.50%, 10/15/32	775	776,530
4.98%, 04/15/35	450	455,403
4.85%, 10/15/35	500	500,313
CNOOC Finance 2013 Ltd., 2.88%, 09/30/29	300	286,700
CNOOC Finance 2015 USA LLC, 4.38%, 05/02/28	710	711,228
CNOOC Petroleum North America ULC, 5.88%, 03/10/35	400	435,928
ConocoPhillips, 5.90%, 10/15/32	250	268,790
ConocoPhillips Co.
6.95%, 04/15/29	372	399,484
4.70%, 01/15/30	625	631,250
4.85%, 01/15/32	450	457,387
5.05%, 09/15/33	622	633,309
5.00%, 01/15/35	875	879,275
Continental Resources, Inc., 4.38%, 01/15/28	579	576,188
Coterra Energy, Inc.
3.90%, 05/15/27	300	298,550
4.38%, 03/15/29	279	277,797
5.60%, 03/15/34	275	281,985
5.40%, 02/15/35	576	580,772
DCP Midstream Operating LP
5.63%, 07/15/27	200	201,930
5.13%, 05/15/29	302	306,290
8.13%, 08/16/30	300	341,130
3.25%, 02/15/32	260	237,680
Devon Energy Corp.
5.25%, 10/15/27	200	200,044
5.88%, 06/15/28(a)	538	538,098
4.50%, 01/15/30	288	286,912
7.88%, 09/30/31	350	401,666
7.95%, 04/15/32	284	326,641
5.20%, 09/15/34(a)	850	852,849
Diamondback Energy, Inc.
3.50%, 12/01/29	829	801,306
5.15%, 01/30/30	318	325,223
3.13%, 03/24/31	470	439,136
6.25%, 03/15/33	720	771,289
5.40%, 04/18/34	790	806,411
5.55%, 04/01/35	775	795,531
Eastern Energy Gas Holdings LLC, 5.80%, 01/15/35	625	649,925
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Eastern Gas Transmission & Storage, Inc., 3.00%, 11/15/29	$179	$ 169,697
Enbridge, Inc.
3.70%, 07/15/27	529	524,745
4.60%, 06/20/28	375	376,071
6.00%, 11/15/28	570	591,273
4.20%, 11/20/28	325	322,943
5.30%, 04/05/29	480	490,137
3.13%, 11/15/29	760	725,229
4.90%, 06/20/30	480	484,105
6.20%, 11/15/30	571	604,427
4.50%, 02/15/31	325	321,428
4.85%, 03/27/31	450	451,885
5.70%, 03/08/33	1,370	1,419,796
2.50%, 08/01/33	760	648,006
5.63%, 04/05/34	1,185	1,223,285
5.55%, 06/20/35	550	561,763
5.20%, 11/20/35(a)	325	323,813
5.45%, 03/27/36	650	656,473
Energy Transfer LP
5.50%, 06/01/27	650	655,900
4.00%, 10/01/27	500	497,137
5.55%, 02/15/28	562	571,943
4.95%, 05/15/28	475	479,015
4.95%, 06/15/28	731	737,799
6.10%, 12/01/28	90	93,349
5.25%, 04/15/29	943	960,772
5.25%, 07/01/29	580	592,216
4.15%, 09/15/29	416	410,043
5.20%, 04/01/30	484	494,628
3.75%, 05/15/30	979	946,850
6.40%, 12/01/30	561	599,049
4.55%, 01/15/31	650	644,442
5.75%, 02/15/33	976	1,015,612
6.55%, 12/01/33	830	899,189
5.55%, 05/15/34	850	866,996
5.60%, 09/01/34	800	816,207
4.90%, 03/15/35	400	388,934
5.70%, 04/01/35	750	768,655
5.35%, 01/15/36(a)	650	646,036
Eni USA, Inc., 7.30%, 11/15/27	301	313,780
Enterprise Products Operating LLC
4.30%, 06/20/28	555	555,206
4.15%, 10/16/28	879	877,723
3.13%, 07/31/29	410	395,431
2.80%, 01/31/30	868	820,186
4.60%, 01/15/31	1,100	1,101,753
5.35%, 01/31/33	600	619,002
4.85%, 01/31/34	708	707,117
4.95%, 02/15/35	871	870,081
5.20%, 01/15/36	915	923,586
(3-mo. CME Term SOFR + 2.83%), 5.38%, 02/15/78(a)(c)	250	249,209
Series D, 6.88%, 03/01/33(a)	400	447,311
Series E, (3-mo. CME Term SOFR + 3.29%), 5.25%, 08/16/77(c)	620	618,207
EOG Resources, Inc.
4.40%, 07/15/28	525	526,283
4.38%, 04/15/30	535	533,307
4.40%, 01/15/31	495	491,392
5.00%, 07/15/32	575	582,767
3.90%, 04/01/35	420	387,503
5.35%, 01/15/36	800	811,414
Security	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
EQT Corp.
3.90%, 10/01/27	$256	$ 253,333
5.70%, 04/01/28	313	319,033
5.00%, 01/15/29	230	231,895
7.00%, 02/01/30	571	610,222
7.50%, 06/01/30	300	325,740
4.75%, 01/15/31	700	696,527
5.75%, 02/01/34	475	491,308
Equinor ASA
4.25%, 06/02/28	800	801,829
3.63%, 09/10/28	600	593,947
3.13%, 04/06/30	829	792,622
2.38%, 05/22/30	479	443,465
4.50%, 09/03/30	325	326,077
5.13%, 06/03/35(a)	575	585,104
4.75%, 11/14/35(a)	675	664,312
Expand Energy Corp.
5.38%, 02/01/29	396	396,100
5.38%, 03/15/30	800	808,044
4.75%, 02/01/32	670	656,846
5.70%, 01/15/35	510	519,573
Exxon Mobil Corp.
2.44%, 08/16/29(a)	759	721,078
3.48%, 03/19/30	1,397	1,358,827
2.61%, 10/15/30	1,226	1,145,981
Helmerich & Payne, Inc.
4.65%, 12/01/27	100	100,171
4.85%, 12/01/29(a)	200	200,009
2.90%, 09/29/31	350	314,423
5.50%, 12/01/34	370	365,671
Hess Corp.
7.88%, 10/01/29	150	166,378
7.30%, 08/15/31	383	431,673
7.13%, 03/15/33	450	510,907
HF Sinclair Corp.
5.00%, 02/01/28	292	291,505
4.50%, 10/01/30	200	196,150
5.75%, 01/15/31	335	343,102
5.50%, 09/01/32	355	359,090
6.25%, 01/15/35	525	544,178
Kinder Morgan Energy Partners LP
7.30%, 08/15/33	300	339,350
5.80%, 03/15/35	367	380,354
Kinder Morgan, Inc.
4.30%, 03/01/28	837	837,049
5.00%, 02/01/29	710	720,694
5.10%, 08/01/29	375	381,775
5.15%, 06/01/30	753	769,647
2.00%, 02/15/31	523	463,503
7.80%, 08/01/31	350	399,643
7.75%, 01/15/32	529	605,608
4.80%, 02/01/33	562	557,522
5.20%, 06/01/33	1,012	1,029,156
5.40%, 02/01/34	608	622,052
5.30%, 12/01/34	602	607,661
5.85%, 06/01/35	400	419,091
Marathon Petroleum Corp.
3.80%, 04/01/28	479	473,380
5.15%, 03/01/30	582	594,317
5.70%, 03/01/35(a)	650	667,384
MPLX LP
4.25%, 12/01/27	409	407,925
4.00%, 03/15/28	829	822,571

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
MPLX LP (continued)
4.80%, 02/15/29	$500	$ 503,636
2.65%, 08/15/30	935	862,786
4.80%, 02/15/31	770	771,766
4.95%, 09/01/32	656	655,998
5.00%, 01/15/33	525	522,393
5.00%, 03/01/33	605	601,855
5.50%, 06/01/34	1,050	1,063,708
5.40%, 04/01/35	711	710,623
5.40%, 09/15/35	875	873,090
5.30%, 04/01/36	400	393,274
Occidental Petroleum Corp.
8.88%, 07/15/30	600	683,171
6.63%, 09/01/30	537	573,369
7.50%, 05/01/31	500	556,719
7.88%, 09/15/31	252	286,424
5.38%, 01/01/32	740	757,100
5.55%, 10/01/34(a)	880	895,767
ONEOK, Inc.
4.00%, 07/13/27	250	248,595
4.25%, 09/24/27	750	747,869
4.55%, 07/15/28	413	413,070
5.65%, 11/01/28	500	512,749
4.35%, 03/15/29	459	456,172
5.38%, 06/01/29	270	275,263
3.40%, 09/01/29	489	470,591
4.40%, 10/15/29	372	369,662
3.10%, 03/15/30	300	283,290
3.25%, 06/01/30	225	213,099
5.80%, 11/01/30	425	441,430
6.35%, 01/15/31(a)	495	525,709
4.75%, 10/15/31	608	604,383
4.95%, 10/15/32	575	570,723
6.10%, 11/15/32	420	443,333
6.05%, 09/01/33	700	735,833
5.65%, 09/01/34	350	357,920
5.05%, 11/01/34	1,100	1,077,215
6.00%, 06/15/35	300	313,412
5.40%, 10/15/35	675	674,534
Ovintiv, Inc.
8.13%, 09/15/30	180	202,323
7.20%, 11/01/31	145	159,750
7.38%, 11/01/31	313	347,809
6.25%, 07/15/33	370	391,797
6.50%, 08/15/34	400	428,452
Patterson-UTI Energy, Inc.
3.95%, 02/01/28	250	246,075
5.15%, 11/15/29	300	300,539
7.15%, 10/01/33	300	325,048
Phillips 66
3.90%, 03/15/28	522	517,016
2.15%, 12/15/30	661	593,641
4.65%, 11/15/34	650	631,464
Phillips 66 Co.
4.95%, 12/01/27	520	524,357
3.75%, 03/01/28	352	347,850
3.15%, 12/15/29	405	386,270
5.25%, 06/15/31	1,020	1,043,362
5.30%, 06/30/33	655	667,397
4.95%, 03/15/35	464	459,510
Pioneer Natural Resources Co.
1.90%, 08/15/30	926	836,432
2.15%, 01/15/31	550	496,827
Security	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Plains All American Pipeline LP, 5.95%, 06/15/35	$650	$ 670,373
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29	553	535,414
3.80%, 09/15/30	458	441,208
4.70%, 01/15/31	530	528,756
5.70%, 09/15/34	500	511,676
5.60%, 01/15/36	615	616,259
Sabine Pass Liquefaction LLC
4.20%, 03/15/28	829	825,271
4.50%, 05/15/30(a)	1,235	1,233,386
Shell Finance U.S., Inc.
3.88%, 11/13/28(b)	979	971,886
2.38%, 11/07/29	729	684,206
2.75%, 04/06/30	997	939,454
4.13%, 11/06/30	400	395,341
4.13%, 05/11/35	750	711,391
4.75%, 01/06/36	600	589,131
Shell International Finance BV
2.38%, 11/07/29	250	234,476
2.75%, 04/06/30	250	236,055
South Bow USA Infrastructure Holdings LLC
4.91%, 09/01/27	479	480,718
5.03%, 10/01/29	680	684,505
5.58%, 10/01/34	820	816,887
Suncor Energy, Inc.
7.15%, 02/01/32(a)	200	221,739
5.95%, 12/01/34	384	402,194
Targa Resources Corp.
5.20%, 07/01/27	450	453,309
4.35%, 01/15/29(a)	325	323,514
6.15%, 03/01/29(a)	298	310,495
4.90%, 09/15/30	450	453,306
4.35%, 04/15/31	180	176,414
4.20%, 02/01/33	374	355,017
6.13%, 03/15/33	256	270,690
6.50%, 03/30/34	552	598,833
5.50%, 02/15/35	700	708,526
5.55%, 08/15/35	1,125	1,138,748
5.65%, 02/15/36	400	406,484
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.00%, 01/15/28	425	424,440
5.50%, 03/01/30	396	400,805
4.88%, 02/01/31	684	683,316
4.00%, 01/15/32	684	650,291
TC PipeLines LP, 3.90%, 05/25/27	285	283,067
Tennessee Gas Pipeline Co. LLC, 7.00%, 10/15/28	300	317,280
Texas Eastern Transmission LP, 7.00%, 07/15/32	256	284,289
TotalEnergies Capital International SA
3.46%, 02/19/29	677	664,857
2.83%, 01/10/30	876	831,241
TotalEnergies Capital SA
3.88%, 10/11/28	702	699,003
5.15%, 04/05/34	750	766,136
4.72%, 09/10/34	525	521,855
TotalEnergies Capital USA LLC
4.25%, 01/13/31	950	939,963
4.57%, 01/13/33	800	791,589
4.86%, 01/13/36	500	492,727
TransCanada PipeLines Ltd.
4.25%, 05/15/28	901	897,437
4.10%, 04/15/30	929	910,768
4.63%, 03/01/34	804	777,771
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
TransCanada PipeLines Ltd. (continued)
5.60%, 03/31/34	$200	$ 205,067
5.85%, 03/15/36	500	518,363
Transcontinental Gas Pipe Line Co. LLC
4.00%, 03/15/28	220	218,388
3.25%, 05/15/30	450	428,749
5.10%, 03/15/36	60	59,463
Valero Energy Corp.
2.15%, 09/15/27	277	268,775
4.35%, 06/01/28	498	497,919
4.00%, 04/01/29	290	286,447
5.15%, 02/15/30	470	479,746
2.80%, 12/01/31	179	161,794
7.50%, 04/15/32	545	618,654
5.15%, 03/10/36	395	388,957
Valero Energy Partners LP, 4.50%, 03/15/28(a)	341	340,925
Viper Energy Partners LLC
4.90%, 08/01/30	320	320,122
5.70%, 08/01/35(a)	695	706,128
Western Midstream Operating LP
4.50%, 03/01/28	200	199,801
4.75%, 08/15/28	200	200,626
6.35%, 01/15/29	260	270,554
4.05%, 02/01/30	756	735,839
4.80%, 03/01/31(a)	375	372,546
6.15%, 04/01/33	450	471,626
5.45%, 11/15/34	570	566,971
5.50%, 12/15/35(a)	385	380,636
Williams Cos., Inc.
3.75%, 06/15/27	818	812,460
5.30%, 08/15/28	600	611,359
4.90%, 03/15/29	682	689,185
4.80%, 11/15/29	125	126,212
4.63%, 06/30/30	480	479,355
3.50%, 11/15/30	629	598,694
2.60%, 03/15/31	953	865,040
8.75%, 03/15/32	300	357,084
4.65%, 08/15/32	600	593,298
5.65%, 03/15/33	600	620,937
5.15%, 03/15/34	902	902,517
5.60%, 03/15/35	734	751,069
5.30%, 09/30/35(a)	450	450,546
5.15%, 03/15/36	1,300	1,279,164
Woodside Finance Ltd.
4.90%, 05/19/28	300	302,183
5.40%, 05/19/30	750	765,566
5.70%, 05/19/32	270	280,225
5.10%, 09/12/34	871	858,449
6.00%, 05/19/35	750	780,476
		191,523,982
Paper & Forest Products — 0.1%
Celulosa Arauco y Constitucion SA, 3.88%, 11/02/27	200	197,297
Georgia-Pacific LLC
7.75%, 11/15/29	254	281,975
8.88%, 05/15/31	219	260,869
International Paper Co., 5.00%, 09/15/35(a)	300	293,369
Suzano Austria GmbH
2.50%, 09/15/28	250	238,100
6.00%, 01/15/29	1,128	1,154,974
5.00%, 01/15/30	650	646,251
Security	Par (000)	Value
Paper & Forest Products (continued)
Suzano Austria GmbH (continued)
3.75%, 01/15/31	$809	$ 761,229
3.13%, 01/15/32(a)	600	534,175
Suzano Netherlands BV, 5.50%, 01/15/36	700	685,404
		5,053,643
Passenger Airlines — 0.2%
American Airlines Pass-Through Trust
Series 2015-1, Class A, 3.38%, 11/01/28	320	315,752
Series 2016-1, Class AA, 3.58%, 07/15/29	219	215,192
Series 2016-2, Class AA, 3.20%, 12/15/29(a)	241	234,522
Series 2017-1, Class AA, 3.65%, 02/15/29	199	193,613
Series 2017-2, Class AA, 3.35%, 04/15/31	369	353,589
Series 2019-1, Class AA, 3.15%, 08/15/33(a)	424	395,157
Series 2021-1, Class A, 2.88%, 01/11/36(a)	406	364,870
Delta Air Lines 2020-1 Class AA Pass Through Trust, Series 2020-1, Class AA, 2.00%, 12/10/29(a)	195	188,226
Delta Air Lines, Inc.
4.38%, 04/19/28	300	298,277
4.95%, 07/10/28	765	769,677
3.75%, 10/28/29	300	288,920
5.25%, 07/10/30	538	542,251
JetBlue Pass-Through Trust
Series 1A, Class A, 4.00%, 05/15/34	336	316,053
Series 2019-1, Class AA, 2.75%, 11/15/33	252	221,525
Southwest Airlines Co.
5.13%, 06/15/27	1,227	1,232,480
4.38%, 11/15/28	475	471,365
2.63%, 02/10/30	359	330,447
5.25%, 11/15/35	475	450,912
United Airlines Pass-Through Trust
Series 2016-1, Class AA, 3.10%, 01/07/30(a)	228	221,062
Series 2018-1, Class AA, 3.50%, 09/01/31	168	161,888
Series 2019-1, Class AA, 4.15%, 02/25/33(a)	275	267,751
Series 2019-2, Class AA, 2.70%, 11/01/33(a)	290	265,575
Series 2020-1, Class A, 5.88%, 04/15/29	463	469,693
		8,568,797
Personal Care Products — 0.5%
Colgate-Palmolive Co.
3.10%, 08/15/27	102	100,890
4.60%, 03/01/28	344	348,097
4.20%, 05/01/30	290	290,295
3.25%, 08/15/32	302	283,811
4.60%, 03/01/33(a)	344	348,610
Estee Lauder Cos., Inc.
4.38%, 05/15/28	360	360,147
2.38%, 12/01/29	411	382,652
2.60%, 04/15/30	413	384,552
1.95%, 03/15/31	293	259,100
4.65%, 05/15/33	450	443,309
5.00%, 02/14/34(a)	450	449,628
Haleon U.S. Capital LLC
3.38%, 03/24/29	600	583,498
3.63%, 03/24/32	1,212	1,140,885
Kenvue, Inc.
5.05%, 03/22/28	615	623,275
5.00%, 03/22/30	660	672,932
4.85%, 05/22/32	450	454,825
4.90%, 03/22/33	720	724,029
Procter & Gamble Co.
2.85%, 08/11/27	413	407,394

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Personal Care Products (continued)
Procter & Gamble Co. (continued)
3.95%, 01/26/28	$250	$ 250,040
4.35%, 01/29/29(a)	275	277,684
4.15%, 10/24/29	200	201,226
3.00%, 03/25/30	985	942,683
4.05%, 05/01/30	500	498,364
1.20%, 10/29/30	797	698,473
1.95%, 04/23/31(a)	529	474,705
2.30%, 02/01/32(a)	280	254,057
4.10%, 11/03/32	300	295,201
4.05%, 01/26/33(a)	650	641,436
4.55%, 01/29/34	427	428,624
5.80%, 08/15/34	275	296,599
4.55%, 10/24/34(a)	300	300,978
4.60%, 05/01/35	500	498,251
4.35%, 11/03/35(a)	300	290,963
Unilever Capital Corp.
4.25%, 08/12/27	585	586,441
3.50%, 03/22/28	600	593,494
4.88%, 09/08/28(a)	400	406,375
2.13%, 09/06/29(a)	555	519,948
1.38%, 09/14/30	427	378,216
1.75%, 08/12/31	450	395,028
5.90%, 11/15/32	723	780,572
5.00%, 12/08/33	600	612,943
4.63%, 08/12/34	650	642,590
		19,522,820
Pharmaceuticals — 3.6%
AbbVie, Inc.
3.78%, 03/03/28	630	626,081
4.65%, 03/15/28	1,000	1,008,519
4.25%, 11/14/28	1,181	1,183,198
4.80%, 03/15/29	1,176	1,193,164
3.20%, 11/21/29	3,658	3,518,270
4.88%, 03/15/30	400	407,048
4.13%, 03/15/31	470	462,726
4.95%, 03/15/31	1,181	1,204,917
4.40%, 03/15/33	850	833,363
5.05%, 03/15/34(a)	1,772	1,794,252
4.55%, 03/15/35	1,072	1,039,632
5.20%, 03/15/35	780	792,260
4.50%, 05/14/35	1,700	1,640,437
4.75%, 03/15/36	835	816,412
Astrazeneca Finance LLC
4.88%, 03/03/28	676	685,428
1.75%, 05/28/28	821	782,145
4.85%, 02/26/29(a)	900	914,136
4.90%, 03/03/30	500	509,688
4.90%, 02/26/31	750	764,918
4.00%, 03/02/31	260	255,073
2.25%, 05/28/31	340	306,618
4.30%, 03/02/33	300	293,260
4.88%, 03/03/33	250	253,780
5.00%, 02/26/34	1,060	1,074,151
4.60%, 03/02/36	400	389,760
AstraZeneca PLC
3.13%, 06/12/27	113	111,978
4.00%, 01/17/29	607	604,368
1.38%, 08/06/30	911	806,552
Becton Dickinson & Co.
3.70%, 06/06/27	1,125	1,117,124
Security	Par (000)	Value
Pharmaceuticals (continued)
Becton Dickinson & Co. (continued)
4.69%, 02/13/28	$410	$ 411,499
4.87%, 02/08/29	457	461,445
2.82%, 05/20/30	488	456,148
1.96%, 02/11/31	614	542,400
4.30%, 08/22/32	390	377,742
5.11%, 02/08/34	302	303,278
Bristol-Myers Squibb Co.
1.13%, 11/13/27	702	671,762
3.45%, 11/15/27	330	326,923
3.90%, 02/20/28(a)	300	299,131
4.90%, 02/22/29(a)	500	509,754
3.40%, 07/26/29	1,621	1,576,969
1.45%, 11/13/30	740	651,306
5.75%, 02/01/31(a)	500	527,000
5.10%, 02/22/31	697	715,336
2.95%, 03/15/32	1,225	1,123,296
5.90%, 11/15/33	294	314,647
5.20%, 02/22/34(a)	1,511	1,546,362
Cardinal Health, Inc.
3.41%, 06/15/27	829	820,207
5.13%, 02/15/29	496	504,081
5.00%, 11/15/29	626	634,752
4.50%, 09/15/30	250	248,665
5.45%, 02/15/34	382	389,971
5.35%, 11/15/34	600	607,046
5.15%, 09/15/35	250	248,398
Cencora, Inc.
3.45%, 12/15/27	504	496,302
4.63%, 12/15/27	360	361,287
3.95%, 02/13/29	280	275,971
4.85%, 12/15/29	225	227,602
2.80%, 05/15/30	329	307,299
4.25%, 11/15/30	100	98,306
2.70%, 03/15/31	669	610,880
4.60%, 02/13/33	155	152,394
5.13%, 02/15/34	400	401,357
5.15%, 02/15/35	385	386,314
4.90%, 02/13/36	775	756,789
CVS Health Corp.
6.25%, 06/01/27	254	258,823
1.30%, 08/21/27	1,335	1,282,568
4.30%, 03/25/28	3,177	3,166,165
5.00%, 01/30/29	440	445,337
5.40%, 06/01/29(a)	750	767,143
3.25%, 08/15/29	1,147	1,100,761
5.13%, 02/21/30	684	695,322
3.75%, 04/01/30	1,083	1,049,121
1.75%, 08/21/30	784	693,553
5.25%, 01/30/31(a)	335	341,854
1.88%, 02/28/31	823	721,522
5.55%, 06/01/31	750	775,703
2.13%, 09/15/31	683	595,667
5.00%, 09/15/32	575	576,380
5.25%, 02/21/33	950	964,055
5.30%, 06/01/33	820	830,395
5.70%, 06/01/34	750	773,360
4.88%, 07/20/35	400	386,431
5.45%, 09/15/35	925	932,378
Eli Lilly & Co.
3.10%, 05/15/27	228	226,144
4.15%, 08/14/27	400	400,703
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
Eli Lilly & Co. (continued)
4.55%, 02/12/28(a)	$675	$ 679,870
4.00%, 10/15/28	690	688,628
4.50%, 02/09/29	704	710,211
3.38%, 03/15/29	729	713,460
4.20%, 08/14/29(a)	562	561,337
4.75%, 02/12/30	773	785,636
4.25%, 03/15/31	475	472,230
4.90%, 02/12/32(a)	675	688,931
4.55%, 10/15/32	590	589,490
4.70%, 02/27/33	590	593,909
4.70%, 02/09/34	1,006	1,002,046
4.60%, 08/14/34	700	690,196
5.10%, 02/12/35	879	894,162
4.90%, 10/15/35(a)	725	723,814
GlaxoSmithKline Capital PLC, 3.38%, 06/01/29	629	612,723
GlaxoSmithKline Capital, Inc.
3.88%, 05/15/28	1,225	1,218,126
4.50%, 04/15/30	580	583,377
5.38%, 04/15/34	383	396,963
4.88%, 04/15/35(a)	450	447,994
Johnson & Johnson
0.95%, 09/01/27	998	960,067
2.90%, 01/15/28	1,099	1,079,522
4.55%, 03/01/28	495	499,982
4.80%, 06/01/29	600	613,548
4.70%, 03/01/30	625	638,228
1.30%, 09/01/30(a)	1,164	1,035,250
4.90%, 06/01/31(a)	800	824,503
4.85%, 03/01/32(a)	625	642,998
4.95%, 05/15/33(a)	450	466,610
4.38%, 12/05/33	578	577,265
4.95%, 06/01/34	400	412,414
5.00%, 03/01/35(a)	865	889,577
3.55%, 03/01/36	500	455,012
McKesson Corp.
3.95%, 02/16/28	229	227,386
4.90%, 07/15/28	310	314,496
4.25%, 09/15/29	325	323,896
4.65%, 05/30/30	375	377,437
4.95%, 05/30/32	375	380,568
5.10%, 07/15/33	302	307,637
5.25%, 05/30/35(a)	475	483,753
Merck & Co., Inc.
1.70%, 06/10/27	733	715,154
3.85%, 09/15/27	475	474,029
4.05%, 05/17/28	100	100,028
1.90%, 12/10/28	695	657,185
3.40%, 03/07/29	1,218	1,192,270
3.85%, 03/15/29(a)	285	282,579
4.30%, 05/17/30	400	399,250
1.45%, 06/24/30	793	706,013
4.15%, 09/15/30	475	471,907
4.15%, 03/15/31	675	666,004
2.15%, 12/10/31	1,290	1,143,370
4.55%, 09/15/32	675	675,207
4.45%, 12/04/32	610	604,420
4.50%, 05/17/33(a)	902	895,720
6.50%, 12/01/33	389	431,287
4.95%, 09/15/35	1,075	1,072,112
4.75%, 12/04/35(a)	960	940,222
Security	Par (000)	Value
Pharmaceuticals (continued)
Mylan, Inc., 4.55%, 04/15/28	$660	$ 657,107
Novartis Capital Corp.
3.10%, 05/17/27	565	560,611
3.90%, 11/05/28	375	372,879
4.10%, 03/16/29	455	453,681
3.80%, 09/18/29	635	626,031
2.20%, 08/14/30	959	878,078
4.10%, 11/05/30	1,175	1,159,665
4.40%, 03/18/31	535	534,153
4.00%, 09/18/31	475	467,051
4.30%, 11/05/32	575	566,878
4.60%, 03/18/33	820	814,909
4.20%, 09/18/34	669	645,426
4.60%, 11/05/35(a)	575	561,791
4.90%, 03/18/36	1,825	1,811,452
Pfizer Investment Enterprises Pte. Ltd.
4.45%, 05/19/28	2,818	2,830,863
4.65%, 05/19/30	1,788	1,799,985
4.75%, 05/19/33	3,407	3,390,189
Pfizer, Inc.
3.88%, 11/15/27	255	254,384
3.60%, 09/15/28(a)	359	355,144
3.45%, 03/15/29	1,218	1,194,645
2.63%, 04/01/30	829	776,956
1.70%, 05/28/30	683	614,853
4.20%, 11/15/30	400	396,582
1.75%, 08/18/31	629	550,155
4.50%, 11/15/32	600	594,220
4.88%, 11/15/35	800	791,299
Pharmacia LLC, 6.60%, 12/01/28	400	422,121
Sanofi SA
3.75%, 11/03/27	300	298,890
3.63%, 06/19/28	713	705,925
3.80%, 11/03/28	300	297,746
4.20%, 11/03/32	300	294,295
Takeda Pharmaceutical Co. Ltd.
5.00%, 11/26/28	1,278	1,294,354
2.05%, 03/31/30	1,454	1,322,770
5.30%, 07/05/34	700	709,672
Takeda U.S. Financing, Inc., 5.20%, 07/07/35	1,000	1,001,039
Viatris, Inc.
2.30%, 06/22/27	415	403,442
2.70%, 06/22/30	843	768,241
Wyeth LLC
6.50%, 02/01/34	500	551,853
6.00%, 02/15/36	100	106,721
Zoetis, Inc.
3.00%, 09/12/27	350	344,122
4.15%, 08/17/28	325	323,326
3.90%, 08/20/28	379	374,883
2.00%, 05/15/30	329	298,800
5.60%, 11/16/32	300	313,402
5.00%, 08/17/35	825	821,044
		131,016,904
Real Estate Management & Development — 0.1%
CBRE Services, Inc.
5.50%, 04/01/29	272	278,686
4.80%, 06/15/30	450	451,142
2.50%, 04/01/31	393	352,763
4.90%, 01/15/33	225	222,369
5.95%, 08/15/34	550	573,818

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Management & Development (continued)
CBRE Services, Inc. (continued)
5.50%, 06/15/35	$350	$ 354,931
06/01/36(d)	225	221,066
Jones Lang LaSalle, Inc., 6.88%, 12/01/28	75	78,928
		2,533,703
Residential REITs — 0.9%
American Homes 4 Rent LP
4.25%, 02/15/28	100	99,388
4.90%, 02/15/29	129	129,782
4.95%, 06/15/30	432	434,386
2.38%, 07/15/31(a)	200	176,443
3.63%, 04/15/32(a)	300	279,500
5.50%, 02/01/34	477	483,901
5.50%, 07/15/34	275	276,082
5.25%, 03/15/35	391	387,142
AvalonBay Communities, Inc.
3.35%, 05/15/27	191	189,384
3.20%, 01/15/28	159	156,146
1.90%, 12/01/28	296	278,530
3.30%, 06/01/29	291	281,622
2.30%, 03/01/30	450	415,487
4.35%, 12/01/30	205	203,208
2.45%, 01/15/31	507	462,472
2.05%, 01/15/32	425	370,890
5.00%, 02/15/33	225	227,470
5.30%, 12/07/33(a)	150	154,049
5.35%, 06/01/34	360	368,567
5.00%, 08/01/35	285	283,158
Camden Property Trust
4.10%, 10/15/28(a)	258	256,704
3.15%, 07/01/29	400	383,970
2.80%, 05/15/30	615	575,041
4.90%, 01/15/34	175	174,496
4.90%, 02/28/36	350	339,579
ERP Operating LP
3.25%, 08/01/27	334	329,639
3.50%, 03/01/28	341	335,903
4.15%, 12/01/28	305	303,284
3.00%, 07/01/29	455	436,351
2.50%, 02/15/30	333	309,767
1.85%, 08/01/31(a)	229	201,468
4.95%, 06/15/32	300	302,712
4.65%, 09/15/34	328	320,004
Essential Properties LP
2.95%, 07/15/31	129	116,843
5.40%, 12/01/35	275	271,941
Essex Portfolio LP
3.63%, 05/01/27	222	220,395
1.70%, 03/01/28	210	199,603
4.00%, 03/01/29	179	176,527
3.00%, 01/15/30	384	362,741
1.65%, 01/15/31	254	220,885
2.55%, 06/15/31	210	188,483
2.65%, 03/15/32	400	353,550
5.50%, 04/01/34	325	330,976
5.38%, 04/01/35	235	238,136
4.88%, 02/15/36(a)	225	217,489
Invitation Homes Operating Partnership LP
2.30%, 11/15/28	491	464,167
5.45%, 08/15/30	300	305,553
2.00%, 08/15/31	330	283,481
Security	Par (000)	Value
Residential REITs (continued)
Invitation Homes Operating Partnership LP (continued)
4.15%, 04/15/32	$296	$ 281,326
4.95%, 01/15/33	250	245,939
5.50%, 08/15/33(a)	288	291,948
2.70%, 01/15/34	262	219,473
4.88%, 02/01/35	397	383,020
Mid-America Apartments LP
3.60%, 06/01/27	413	410,269
4.20%, 06/15/28	296	295,159
3.95%, 03/15/29	413	407,923
2.75%, 03/15/30	163	152,632
1.70%, 02/15/31(a)	378	331,312
5.30%, 02/15/32(a)	175	180,280
4.65%, 01/15/33	225	221,183
5.00%, 03/15/34	225	224,044
4.95%, 03/01/35	275	271,390
NNN REIT, Inc.
3.50%, 10/15/27	274	270,811
4.30%, 10/15/28	229	228,008
2.50%, 04/15/30	300	277,263
4.60%, 02/15/31	400	397,206
5.60%, 10/15/33	200	205,425
5.50%, 06/15/34	325	330,452
Realty Income Corp.
3.95%, 08/15/27	413	411,270
3.40%, 01/15/28	313	307,874
3.65%, 01/15/28	314	310,487
2.10%, 03/15/28	374	358,843
2.20%, 06/15/28	274	262,202
4.70%, 12/15/28	220	221,531
3.95%, 02/01/29	200	197,579
4.75%, 02/15/29(a)	225	227,077
3.25%, 06/15/29	207	199,759
4.00%, 07/15/29	350	345,413
3.10%, 12/15/29	413	393,520
3.40%, 01/15/30	413	396,862
4.85%, 03/15/30	250	252,949
3.25%, 01/15/31	554	521,095
3.20%, 02/15/31(a)	350	328,058
2.70%, 02/15/32	292	260,654
5.63%, 10/13/32	300	312,757
2.85%, 12/15/32	525	466,123
4.50%, 02/01/33	200	195,433
1.80%, 03/15/33	300	247,557
4.75%, 04/15/33	385	380,312
4.90%, 07/15/33(a)	340	339,210
5.13%, 02/15/34	525	529,032
5.13%, 04/15/35	421	421,386
Store Capital LLC
4.50%, 03/15/28	300	298,571
4.63%, 03/15/29	200	197,956
5.40%, 04/30/30	240	242,547
2.75%, 11/18/30	250	225,554
4.95%, 02/11/31(b)	175	173,669
2.70%, 12/01/31	201	176,308
Tanger Properties LP
3.88%, 07/15/27	79	78,367
2.75%, 09/01/31	200	178,923
UDR, Inc.
3.50%, 07/01/27(a)	163	161,304
3.50%, 01/15/28	252	248,145
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Residential REITs (continued)
UDR, Inc. (continued)
4.40%, 01/26/29	$129	$ 128,461
3.20%, 01/15/30	413	394,232
3.00%, 08/15/31	213	196,038
2.10%, 08/01/32	274	232,483
1.90%, 03/15/33	294	241,185
2.10%, 06/15/33	300	247,764
5.13%, 09/01/34	195	193,904
3.10%, 11/01/34	268	229,347
		31,234,099
Retail REITs — 0.2%
Simon Property Group LP
3.38%, 06/15/27	320	317,075
3.38%, 12/01/27	200	197,339
1.75%, 02/01/28	750	718,710
2.45%, 09/13/29	807	757,256
2.65%, 07/15/30(a)	617	573,492
4.38%, 10/01/30	225	223,544
4.30%, 01/15/31	475	468,117
2.20%, 02/01/31(a)	412	370,745
2.25%, 01/15/32	579	507,756
2.65%, 02/01/32(a)	479	428,354
5.50%, 03/08/33(a)	300	310,967
6.25%, 01/15/34	343	369,200
4.75%, 09/26/34	685	670,067
5.13%, 10/01/35	475	475,773
		6,388,395
Semiconductors & Semiconductor Equipment — 2.0%
Advanced Micro Devices, Inc.
4.32%, 03/24/28	300	301,371
3.92%, 06/01/32	354	344,650
Analog Devices, Inc.
3.45%, 06/15/27	242	240,154
4.25%, 06/15/28	450	449,950
1.70%, 10/01/28	450	424,379
4.50%, 06/15/30	425	426,013
2.10%, 10/01/31	550	485,821
4.25%, 10/01/32	256	251,607
5.05%, 04/01/34	300	305,360
Applied Materials, Inc.
4.80%, 06/15/29	483	491,162
1.75%, 06/01/30	423	380,818
4.00%, 01/15/31	200	196,151
5.10%, 10/01/35(a)	300	304,357
4.60%, 01/15/36	280	271,526
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.50%, 01/15/28	413	408,425
Broadcom, Inc.
5.05%, 07/12/27	375	379,058
1.95%, 02/15/28(a)	598	575,068
4.80%, 04/15/28	1,000	1,011,343
4.00%, 04/15/29(b)	450	445,584
4.75%, 04/15/29	976	986,677
5.05%, 07/12/29	1,425	1,452,380
4.35%, 02/15/30	1,080	1,075,835
5.00%, 04/15/30	450	457,983
5.05%, 04/15/30	400	408,016
4.60%, 07/15/30	1,025	1,029,122
4.20%, 10/15/30	220	217,398
4.15%, 11/15/30	1,146	1,128,265
4.30%, 01/15/31	245	243,015
Security	Par (000)	Value
Semiconductors & Semiconductor Equipment (continued)
Broadcom, Inc. (continued)
2.45%, 02/15/31	$1,825	$ 1,662,498
5.15%, 11/15/31	685	701,439
4.15%, 04/15/32(b)	890	862,716
5.20%, 04/15/32	700	717,158
4.90%, 07/15/32	1,000	1,008,942
4.30%, 11/15/32	1,244	1,214,134
4.60%, 01/15/33	550	543,291
2.60%, 02/15/33	1,098	960,522
3.42%, 04/15/33	1,620	1,483,583
3.47%, 04/15/34(a)	1,872	1,688,904
4.80%, 10/15/34	980	966,896
5.20%, 07/15/35	1,500	1,512,398
3.14%, 11/15/35(b)	2,200	1,875,181
4.95%, 01/15/36	220	217,527
4.80%, 02/15/36	1,200	1,172,541
4.55%, 02/15/32	580	575,635
Intel Corp.
3.15%, 05/11/27	400	395,497
3.75%, 08/05/27	1,150	1,140,385
4.88%, 02/10/28	1,055	1,061,964
1.60%, 08/12/28	559	524,899
4.00%, 08/05/29	550	540,908
2.45%, 11/15/29	1,319	1,227,884
5.13%, 02/10/30	850	863,762
3.90%, 03/25/30	538	522,974
5.00%, 02/21/31	465	469,498
4.65%, 06/01/31	920	916,341
2.00%, 08/12/31	699	609,699
4.15%, 08/05/32	810	778,736
4.00%, 12/15/32	500	473,006
5.20%, 02/10/33	1,258	1,274,602
5.00%, 08/15/33	930	926,286
5.15%, 02/21/34(a)	705	705,852
5.30%, 05/15/36	1,135	1,130,514
KLA Corp.
4.10%, 03/15/29	413	410,491
4.65%, 07/15/32(a)	640	643,359
4.70%, 02/01/34	225	222,867
Lam Research Corp.
4.00%, 03/15/29	450	446,739
1.90%, 06/15/30	551	499,624
Marvell Technology, Inc.
2.45%, 04/15/28	429	412,904
4.88%, 06/22/28	260	262,546
5.75%, 02/15/29	260	268,365
4.75%, 07/15/30	225	226,002
2.95%, 04/15/31(a)	393	362,430
5.95%, 09/15/33	260	274,137
5.45%, 07/15/35	525	536,778
5.30%, 04/15/36	450	450,755
Microchip Technology, Inc.
4.90%, 03/15/28	602	605,697
5.05%, 03/15/29	600	607,532
5.05%, 02/15/30	650	656,299
Micron Technology, Inc., 2.70%, 04/15/32	603	538,536
NVIDIA Corp.
1.55%, 06/15/28	974	925,157
2.85%, 04/01/30(a)	994	942,263
2.00%, 06/15/31	773	692,907
NXP BV/NXP Funding LLC, 5.55%, 12/01/28	400	408,844

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Semiconductors & Semiconductor Equipment (continued)
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.15%, 05/01/27	$300	$ 296,348
4.40%, 06/01/27	400	400,219
4.30%, 08/19/28	180	179,375
4.30%, 06/18/29	641	635,722
3.40%, 05/01/30	489	467,333
2.50%, 05/11/31	661	594,288
2.65%, 02/15/32	462	410,218
4.85%, 08/19/32	375	372,172
5.00%, 01/15/33	612	612,591
5.25%, 08/19/35	475	474,932
Qorvo, Inc., 4.38%, 10/15/29	554	543,392
QUALCOMM, Inc.
3.25%, 05/20/27	1,163	1,154,030
1.30%, 05/20/28	526	496,619
2.15%, 05/20/30	774	708,636
4.50%, 05/20/30	300	301,580
1.65%, 05/20/32(a)	700	594,024
4.25%, 05/20/32	381	374,934
4.75%, 05/20/32	300	302,387
5.40%, 05/20/33	500	521,346
4.65%, 05/20/35	676	666,545
5.00%, 05/20/35(a)	300	300,261
Skyworks Solutions, Inc., 3.00%, 06/01/31	323	291,062
Texas Instruments, Inc.
2.90%, 11/03/27	306	300,877
4.60%, 02/15/28	508	511,885
4.60%, 02/08/29	273	276,421
2.25%, 09/04/29	562	526,491
1.75%, 05/04/30	524	474,076
4.50%, 05/23/30	300	301,394
1.90%, 09/15/31	361	318,260
3.65%, 08/16/32	200	190,843
4.90%, 03/14/33	520	530,770
4.85%, 02/08/34	247	249,780
5.10%, 05/23/35	500	507,034
TSMC Arizona Corp.
4.13%, 04/22/29	250	249,532
2.50%, 10/25/31	1,010	916,287
4.25%, 04/22/32	400	396,412
Xilinx, Inc., 2.38%, 06/01/30	428	395,179
		72,655,147
Software — 1.9%
Adobe, Inc.
4.75%, 01/17/28	420	424,155
4.80%, 04/04/29	609	617,294
4.95%, 01/17/30	400	407,617
2.30%, 02/01/30	794	732,943
4.95%, 04/04/34	459	456,385
5.30%, 01/17/35	350	354,832
Atlassian Corp.
5.25%, 05/15/29	200	200,947
5.50%, 05/15/34	300	292,796
Autodesk, Inc.
3.50%, 06/15/27	359	355,422
2.85%, 01/15/30	376	352,914
2.40%, 12/15/31	637	561,153
5.30%, 06/15/35	220	220,446
Cadence Design Systems, Inc.
4.20%, 09/10/27	130	129,912
4.30%, 09/10/29	525	523,014
Security	Par (000)	Value
Software (continued)
Cadence Design Systems, Inc. (continued)
4.70%, 09/10/34	$685	$ 674,812
Concentrix Corp.(a)
6.60%, 08/02/28	500	495,968
6.50%, 03/01/29	125	121,981
6.85%, 08/02/33	350	320,100
Intuit, Inc.
1.35%, 07/15/27	281	271,893
5.13%, 09/15/28	450	458,071
1.65%, 07/15/30	166	148,028
5.20%, 09/15/33(a)	700	708,048
Microsoft Corp.
3.40%, 06/15/27	229	227,962
1.35%, 09/15/30	247	219,794
3.50%, 02/12/35(a)	986	914,978
MSCI, Inc.
5.25%, 09/01/35(a)	735	721,784
5.15%, 03/15/36	300	290,332
Oracle Corp.
3.25%, 11/15/27	1,620	1,584,866
2.30%, 03/25/28	1,238	1,182,149
4.50%, 05/06/28	430	427,954
4.80%, 08/03/28	1,100	1,098,433
4.55%, 02/04/29	2,225	2,197,049
4.20%, 09/27/29	975	946,741
6.15%, 11/09/29	949	976,884
2.95%, 04/01/30	2,056	1,883,119
4.65%, 05/06/30	430	421,296
3.25%, 05/15/30	387	358,223
4.45%, 09/26/30	1,900	1,832,133
4.95%, 02/04/31	2,200	2,152,666
2.88%, 03/25/31	2,023	1,797,465
5.25%, 02/03/32	960	944,915
4.80%, 09/26/32	2,210	2,101,052
6.25%, 11/09/32	1,208	1,239,183
4.90%, 02/06/33	930	883,005
5.35%, 05/04/33	2,225	2,161,689
4.30%, 07/08/34	1,200	1,066,490
4.70%, 09/27/34	1,150	1,048,263
3.90%, 05/15/35	850	718,024
5.50%, 08/03/35(a)	1,000	952,531
5.20%, 09/26/35	2,555	2,378,653
5.70%, 02/04/36	2,200	2,112,033
Roper Technologies, Inc.
1.40%, 09/15/27	579	555,228
4.20%, 09/15/28	450	446,480
4.25%, 09/15/28	310	307,756
2.95%, 09/15/29	359	339,687
4.50%, 10/15/29	455	452,280
2.00%, 06/30/30	413	369,415
4.45%, 09/15/30	200	196,998
1.75%, 02/15/31	686	594,321
4.75%, 02/15/32(a)	300	296,943
4.90%, 10/15/34	625	604,465
5.10%, 09/15/35	575	558,701
Salesforce, Inc.
4.50%, 03/15/28	1,900	1,902,095
3.70%, 04/11/28	1,009	997,762
1.50%, 07/15/28	784	736,766
4.65%, 03/15/29	1,900	1,903,344
1.95%, 07/15/31	971	845,838
4.90%, 09/15/31	1,900	1,894,494
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Software (continued)
Salesforce, Inc. (continued)
5.20%, 03/15/33	$1,825	$ 1,822,041
5.55%, 03/15/36	2,900	2,891,417
ServiceNow, Inc., 1.40%, 09/01/30	1,038	904,492
Synopsys, Inc.
4.65%, 04/01/28	695	699,304
4.85%, 04/01/30	1,300	1,310,739
5.00%, 04/01/32	1,000	1,010,600
5.15%, 04/01/35	1,485	1,484,563
Take-Two Interactive Software, Inc.
4.95%, 03/28/28	350	352,656
5.40%, 06/12/29	150	152,932
4.00%, 04/14/32	269	256,499
5.60%, 06/12/34	250	254,946
VMware LLC
1.80%, 08/15/28	500	472,407
4.70%, 05/15/30	657	660,371
2.20%, 08/15/31	716	633,529
Workday, Inc.
3.70%, 04/01/29	543	529,371
3.80%, 04/01/32	821	764,384
		70,871,221
Specialized REITs — 0.3%
CubeSmart LP
2.25%, 12/15/28	469	443,193
4.38%, 02/15/29	252	250,477
3.00%, 02/15/30	193	181,707
2.00%, 02/15/31	213	187,295
2.50%, 02/15/32	350	307,238
5.13%, 11/01/35	280	276,607
Extra Space Storage LP
3.88%, 12/15/27	174	172,431
5.70%, 04/01/28	582	594,020
3.90%, 04/01/29	286	280,853
4.00%, 06/15/29	129	126,897
5.50%, 07/01/30	556	570,514
2.20%, 10/15/30	227	203,260
5.90%, 01/15/31	374	389,488
2.55%, 06/01/31	355	318,595
2.40%, 10/15/31	355	312,077
2.35%, 03/15/32	363	314,200
4.95%, 01/15/33	395	391,253
5.40%, 02/01/34	395	398,240
5.35%, 01/15/35	275	276,379
5.40%, 06/15/35	325	326,778
Public Storage Operating Co.
3.09%, 09/15/27	166	163,635
1.85%, 05/01/28	374	357,020
1.95%, 11/09/28(a)	442	417,507
5.13%, 01/15/29(a)	405	413,745
3.39%, 05/01/29	366	356,848
4.38%, 07/01/30	300	299,971
2.30%, 05/01/31	475	427,602
2.25%, 11/09/31	408	362,449
5.10%, 08/01/33(a)	460	468,001
5.00%, 07/01/35(a)	240	238,988
5.00%, 12/15/35	150	148,256
		9,975,524
Specialty Retail — 0.3%
AutoZone, Inc.
3.75%, 06/01/27	400	397,407
Security	Par (000)	Value
Specialty Retail (continued)
AutoZone, Inc. (continued)
4.50%, 02/01/28	$240	$ 240,527
6.25%, 11/01/28	200	208,584
3.75%, 04/18/29	379	371,727
5.10%, 07/15/29	300	305,537
4.00%, 04/15/30(a)	560	547,779
5.13%, 06/15/30	325	331,106
1.65%, 01/15/31(a)	300	261,655
4.75%, 08/01/32	410	406,795
4.75%, 02/01/33	350	345,367
5.20%, 08/01/33	160	161,823
6.55%, 11/01/33	300	327,503
5.40%, 07/15/34	600	610,630
Dick’s Sporting Goods, Inc.
4.00%, 10/01/29(b)	250	243,448
3.15%, 01/15/32(a)	479	436,709
Genuine Parts Co.
6.50%, 11/01/28	200	207,231
4.95%, 08/15/29	475	474,341
1.88%, 11/01/30	400	346,923
2.75%, 02/01/32	350	304,743
6.88%, 11/01/33(a)	200	216,362
O’Reilly Automotive, Inc.
3.60%, 09/01/27	452	447,557
4.35%, 06/01/28	279	278,925
3.90%, 06/01/29	329	324,334
4.20%, 04/01/30	250	246,632
1.75%, 03/15/31(a)	362	316,648
4.70%, 06/15/32	400	398,704
5.00%, 08/19/34	350	347,183
5.10%, 03/12/36	475	469,660
Ross Stores, Inc., 1.88%, 04/15/31	379	333,579
Tractor Supply Co.
1.75%, 11/01/30	349	308,171
5.25%, 05/15/33	420	423,827
		10,641,417
Technology Hardware, Storage & Peripherals — 1.1%
Apple, Inc.
3.00%, 06/20/27	600	593,870
2.90%, 09/12/27	1,453	1,432,900
3.00%, 11/13/27	829	817,672
1.20%, 02/08/28	1,489	1,419,292
4.00%, 05/10/28	890	890,475
4.00%, 05/12/28	575	574,807
1.40%, 08/05/28	1,530	1,447,003
3.25%, 08/08/29	650	634,754
2.20%, 09/11/29	1,241	1,171,840
4.15%, 05/10/30	360	360,484
1.65%, 05/11/30	1,160	1,052,480
4.20%, 05/12/30(a)	575	577,364
1.25%, 08/20/30	999	883,324
1.65%, 02/08/31	1,517	1,353,198
1.70%, 08/05/31	792	698,830
4.50%, 05/12/32	575	583,720
3.35%, 08/08/32	1,240	1,181,036
4.30%, 05/10/33(a)	826	826,914
4.75%, 05/12/35(a)	775	782,960
Dell International LLC/EMC Corp.
6.10%, 07/15/27(a)	258	262,616
5.25%, 02/01/28	450	456,247
4.75%, 04/01/28	559	562,328
4.15%, 02/15/29	525	521,165

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Technology Hardware, Storage & Peripherals (continued)
Dell International LLC/EMC Corp. (continued)
5.30%, 10/01/29	$1,036	$ 1,058,271
4.35%, 02/01/30	250	247,507
5.00%, 04/01/30	1,265	1,281,370
6.20%, 07/15/30	450	474,777
4.50%, 02/15/31	525	519,354
5.30%, 04/01/32	500	509,707
4.75%, 10/06/32	525	519,293
5.75%, 02/01/33	594	618,639
5.40%, 04/15/34(a)	600	609,763
4.85%, 02/01/35(a)	500	486,203
5.50%, 04/01/35	500	507,840
5.10%, 02/15/36(a)	1,025	1,007,167
Dell, Inc., 7.10%, 04/15/28(a)	329	345,222
Hewlett Packard Enterprise Co.
4.05%, 09/15/27	450	448,184
4.40%, 09/25/27	725	724,373
4.50%, 03/23/28	250	250,147
5.25%, 07/01/28	440	446,533
4.15%, 09/15/28	450	446,220
4.60%, 03/23/29	200	199,945
4.55%, 10/15/29	1,083	1,078,726
4.40%, 10/15/30	650	638,675
4.85%, 10/15/31	751	746,129
5.25%, 04/01/33	250	250,825
5.00%, 10/15/34	1,390	1,355,859
6.20%, 10/15/35(a)	500	533,482
HP, Inc.
3.00%, 06/17/27	712	700,735
4.75%, 01/15/28	522	524,271
4.00%, 04/15/29	704	692,109
5.40%, 04/25/30(a)	200	204,504
3.40%, 06/17/30(a)	310	294,464
2.65%, 06/17/31	729	651,987
4.20%, 04/15/32(a)	477	455,445
5.50%, 01/15/33(a)	650	661,570
6.10%, 04/25/35(a)	300	314,785
NetApp, Inc.
2.38%, 06/22/27	400	390,805
2.70%, 06/22/30	400	367,990
5.50%, 03/17/32	425	434,700
5.70%, 03/17/35	405	413,103
Teledyne FLIR LLC, 2.50%, 08/01/30	226	207,787
		40,703,745
Textiles, Apparel & Luxury Goods — 0.1%
NIKE, Inc., 2.85%, 03/27/30	999	943,339
PVH Corp., 5.50%, 06/13/30	350	355,071
Ralph Lauren Corp.
2.95%, 06/15/30	350	329,630
5.00%, 06/15/32(a)	270	274,501
Tapestry, Inc.
4.13%, 07/15/27	300	298,405
5.10%, 03/11/30	225	227,708
3.05%, 03/15/32	400	360,418
5.50%, 03/11/35	453	454,968
		3,244,040
Tobacco — 1.0%
Altria Group, Inc.
4.88%, 02/04/28	320	322,594
6.20%, 11/01/28	231	240,507
4.80%, 02/14/29(a)	1,337	1,346,845
Security	Par (000)	Value
Tobacco (continued)
Altria Group, Inc. (continued)
3.40%, 05/06/30	$625	$ 598,150
4.50%, 08/06/30	225	223,966
2.45%, 02/04/32	1,019	897,143
6.88%, 11/01/33	418	463,750
5.63%, 02/06/35	351	360,085
5.25%, 08/06/35	300	299,443
BAT Capital Corp.
3.56%, 08/15/27	1,473	1,457,706
2.26%, 03/25/28	1,196	1,149,491
3.46%, 09/06/29	328	317,014
4.91%, 04/02/30	824	832,253
6.34%, 08/02/30	600	639,590
5.83%, 02/20/31	456	476,940
2.73%, 03/25/31	823	751,848
4.74%, 03/16/32	542	541,371
5.35%, 08/15/32	650	668,116
7.75%, 10/19/32	340	389,977
4.63%, 03/22/33	560	548,653
6.42%, 08/02/33	822	891,457
6.00%, 02/20/34(a)	485	512,861
5.63%, 08/15/35(a)	600	618,754
BAT International Finance PLC
4.45%, 03/16/28	772	772,224
5.93%, 02/02/29	600	621,782
Philip Morris International, Inc.
3.13%, 08/17/27	579	571,700
4.38%, 11/01/27	400	400,930
5.13%, 11/17/27	1,040	1,052,238
4.88%, 02/15/28	1,086	1,096,491
3.13%, 03/02/28	250	245,062
4.13%, 04/28/28	390	389,124
5.25%, 09/07/28	477	486,959
3.88%, 10/27/28	465	460,908
4.88%, 02/13/29	900	911,549
4.13%, 04/27/29	215	213,697
3.38%, 08/15/29	500	484,714
4.63%, 11/01/29	400	402,948
5.63%, 11/17/29	667	691,731
5.13%, 02/15/30	1,300	1,327,650
4.38%, 04/30/30	475	472,615
2.10%, 05/01/30	659	601,460
5.50%, 09/07/30	443	459,533
4.00%, 10/29/30	425	416,337
1.75%, 11/01/30	543	482,447
5.13%, 02/13/31	752	769,402
4.75%, 11/01/31	500	502,615
4.25%, 10/29/32(a)	525	509,858
5.75%, 11/17/32	901	947,731
5.38%, 02/15/33	1,350	1,387,584
5.63%, 09/07/33	575	599,903
5.25%, 02/13/34	1,050	1,069,371
4.90%, 11/01/34	400	397,343
4.88%, 04/30/35	460	454,518
4.63%, 10/29/35(a)	575	554,260
4.88%, 04/29/36	400	391,698
Reynolds American, Inc., 5.70%, 08/15/35	400	411,478
		35,106,374
Transportation Infrastructure — 0.3%
CH Robinson Worldwide, Inc., 4.20%, 04/15/28	350	347,707
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation Infrastructure (continued)
Federal Express Corp. Pass-Through Trusts, Series 2020-1, Class AA, 1.88%, 08/20/35(a)	$562	$ 486,088
FedEx Corp.
3.10%, 08/05/29	394	378,396
3.10%, 08/05/29(a)	329	315,873
4.25%, 05/15/30(a)	563	557,379
2.40%, 05/15/31(a)	1,188	1,070,554
3.90%, 02/01/35	300	275,978
GXO Logistics, Inc.
6.25%, 05/06/29	400	415,161
2.65%, 07/15/31(a)	219	195,519
6.50%, 05/06/34(a)	400	422,159
Ryder System, Inc.
4.30%, 06/15/27	210	209,901
5.65%, 03/01/28	200	204,295
5.25%, 06/01/28	400	406,333
6.30%, 12/01/28	100	104,372
5.38%, 03/15/29	300	307,300
5.50%, 06/01/29	215	220,825
4.95%, 09/01/29	105	106,354
4.90%, 12/01/29	280	283,109
5.00%, 03/15/30	160	162,710
4.85%, 06/15/30(a)	250	252,142
4.30%, 12/01/30	130	128,340
6.60%, 12/01/33	370	405,628
United Parcel Service, Inc.
3.05%, 11/15/27	701	689,795
3.40%, 03/15/29	450	439,681
2.50%, 09/01/29(a)	280	265,477
4.45%, 04/01/30	500	503,081
4.65%, 10/15/30	300	304,162
4.88%, 03/03/33(a)	576	586,352
5.15%, 05/22/34(a)	500	512,493
5.25%, 05/14/35(a)	790	808,962
		11,366,126
Utilities — 0.2%
American Water Capital Corp.
2.95%, 09/01/27	413	406,040
3.75%, 09/01/28	393	388,120
3.45%, 06/01/29	313	304,496
2.80%, 05/01/30	254	238,673
2.30%, 06/01/31	401	359,958
4.45%, 06/01/32	530	522,146
5.15%, 03/01/34	475	482,375
5.25%, 03/01/35	575	583,245
5.20%, 04/01/36	350	350,463
Essential Utilities, Inc.
4.80%, 08/15/27	400	401,421
3.57%, 05/01/29	250	243,109
2.70%, 04/15/30	300	278,910
2.40%, 05/01/31(a)	129	115,936
5.38%, 01/15/34(a)	400	406,616
5.25%, 08/15/35	375	375,472
5.13%, 03/15/36	175	172,386
United Utilities PLC, 6.88%, 08/15/28	200	209,823
Vistra Operations Co. LLC(b)
5.00%, 04/30/31	700	698,111
Security	Par (000)	Value
Utilities (continued)
Vistra Operations Co. LLC(b) (continued)
5.25%, 04/30/33	$700	$ 697,078
5.55%, 04/30/36	1,000	991,416
		8,225,794
Wireless Telecommunication Services — 0.9%
America Movil SAB de C.V.
3.63%, 04/22/29	516	502,588
2.88%, 05/07/30	582	543,571
5.00%, 01/20/33	200	200,327
6.38%, 03/01/35	592	641,760
America Movil SAB de CV, 4.70%, 07/21/32	550	545,892
Motorola Solutions, Inc.
4.60%, 02/23/28	413	414,297
5.00%, 04/15/29	400	405,016
4.60%, 05/23/29	399	399,113
4.85%, 08/15/30	425	428,551
2.30%, 11/15/30(a)	638	575,801
2.75%, 05/24/31	550	501,050
5.60%, 06/01/32	368	381,107
5.20%, 08/15/32	225	228,257
5.40%, 04/15/34	600	607,019
5.55%, 08/15/35	525	536,135
Orange SA, 9.00%, 03/01/31	1,589	1,870,604
Rogers Communications, Inc.
5.00%, 02/15/29	992	999,899
3.80%, 03/15/32	1,246	1,164,169
5.30%, 02/15/34	800	796,098
T-Mobile USA, Inc.
2.05%, 02/15/28	1,065	1,022,528
4.95%, 03/15/28	720	727,472
4.80%, 07/15/28	422	425,703
4.85%, 01/15/29	410	414,060
2.63%, 02/15/29	700	666,089
2.40%, 03/15/29	250	236,195
3.38%, 04/15/29	1,500	1,455,257
4.20%, 10/01/29	525	520,057
3.88%, 04/15/30	4,442	4,326,281
2.55%, 02/15/31	1,541	1,400,610
2.88%, 02/15/31	700	644,831
3.50%, 04/15/31	1,466	1,386,775
2.25%, 11/15/31	786	690,188
2.70%, 03/15/32	625	556,198
5.13%, 05/15/32	710	718,971
4.63%, 01/15/33	520	510,224
5.20%, 01/15/33	602	611,307
5.05%, 07/15/33	1,585	1,592,112
5.75%, 01/15/34	455	474,108
5.15%, 04/15/34	770	773,060
4.70%, 01/15/35(a)	925	891,228
5.30%, 05/15/35	700	704,178
4.95%, 11/15/35	625	610,061
5.00%, 02/15/36	785	768,649
Vodafone Group PLC
7.88%, 02/15/30	220	245,150
6.25%, 11/30/32	227	243,087
		34,355,633
Total Corporate Bonds — 86.8% (Cost: $3,203,813,054)		3,200,117,738

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Foreign Agency Obligations
Canada — 1.7%
Canada Government International Bonds
3.75%, 04/26/28(a)	$1,600	$ 1,595,671
4.63%, 04/30/29(a)	1,800	1,835,357
4.00%, 03/18/30	2,400	2,401,732
Export Development Canada
3.00%, 05/25/27	1,100	1,089,090
3.88%, 02/14/28	1,600	1,598,217
4.13%, 02/13/29	2,400	2,411,509
4.00%, 06/20/30	1,700	1,698,958
4.75%, 06/05/34	700	720,256
Hydro-Quebec, Series HK, 9.38%, 04/15/30	300	354,668
Province of Alberta Canada
3.30%, 03/15/28	409	403,969
4.50%, 06/26/29(a)	1,000	1,013,514
1.30%, 07/22/30	1,259	1,122,681
4.50%, 01/24/34	1,000	1,000,304
4.30%, 11/02/35	1,000	975,447
Province of British Columbia Canada
4.70%, 01/24/28	2,500	2,529,064
4.80%, 11/15/28	1,200	1,222,160
4.90%, 04/24/29	1,500	1,535,798
3.90%, 08/27/30	1,800	1,783,109
1.30%, 01/29/31	100	87,714
4.20%, 07/06/33	1,200	1,180,130
4.75%, 06/12/34	1,500	1,518,114
4.80%, 06/11/35	1,860	1,881,875
Province of Manitoba Canada
4.30%, 07/27/33	600	592,160
4.90%, 05/31/34	650	663,180
Series HB, 1.50%, 10/25/28	159	149,543
Province of New Brunswick Canada, 3.63%, 02/24/28	179	177,716
Province of Ontario Canada
3.10%, 05/19/27	800	792,801
1.05%, 05/21/27(a)	829	803,871
4.20%, 01/18/29	1,800	1,808,576
3.80%, 01/29/29(a)	2,300	2,287,242
3.70%, 09/17/29	1,300	1,285,358
2.00%, 10/02/29	329	307,568
4.70%, 01/15/30	2,000	2,041,671
3.90%, 09/04/30	2,000	1,982,463
1.13%, 10/07/30	959	843,132
1.60%, 02/25/31	659	585,956
2.13%, 01/21/32(a)	1,000	889,977
5.05%, 04/24/34	900	931,870
4.85%, 06/11/35	1,610	1,639,659
4.45%, 11/20/35(a)	1,300	1,281,667
Province of Quebec Canada
3.63%, 04/13/28	2,200	2,185,025
4.50%, 04/03/29	2,200	2,227,130
1.35%, 05/28/30	959	860,169
1.90%, 04/21/31	600	538,582
4.50%, 09/08/33	1,000	1,001,252
4.25%, 09/05/34	1,300	1,271,189
4.63%, 08/28/35	1,300	1,298,099
Series PD, 7.50%, 09/15/29	900	995,464
Security	Par (000)	Value
Canada (continued)
Province of Quebec Canada (continued)
Series RH, 3.88%, 01/14/31	$2,850	$ 2,813,962
Province of Saskatchewan, 4.65%, 01/28/30	600	609,794
		62,824,413
Chile — 0.2%
Chile Government International Bonds
3.24%, 02/06/28	982	964,241
4.85%, 01/22/29	1,100	1,113,644
2.45%, 01/31/31	983	896,562
4.35%, 04/13/31	500	493,702
2.55%, 01/27/32	1,078	961,890
2.55%, 07/27/33	1,500	1,292,286
3.50%, 01/31/34	800	730,008
4.95%, 01/05/36	1,000	998,521
		7,450,854
Indonesia — 0.4%
Indonesia Government International Bonds
4.15%, 09/20/27	600	598,983
3.50%, 01/11/28	810	800,399
4.55%, 01/11/28	600	603,008
4.10%, 04/24/28	478	476,952
4.75%, 02/11/29	478	483,577
4.40%, 03/10/29	400	400,757
3.40%, 09/18/29(a)	400	389,020
5.25%, 01/15/30	600	613,695
2.85%, 02/14/30	810	760,454
3.85%, 10/15/30	1,310	1,270,742
4.35%, 02/21/31	700	691,464
1.85%, 03/12/31	800	702,584
4.30%, 04/16/31	500	493,374
2.15%, 07/28/31	800	706,119
3.55%, 03/31/32	700	655,778
4.65%, 09/20/32	800	793,323
4.85%, 01/11/33	850	844,266
4.70%, 02/10/34	400	391,644
4.75%, 09/10/34	800	781,234
5.60%, 01/15/35(a)	750	771,260
4.90%, 04/16/36	1,100	1,069,607
		14,298,240
Israel — 0.3%
Israel Government International Bonds
Series 10Y, 3.25%, 01/17/28(a)	682	666,427
Series 10Y, 2.75%, 07/03/30(a)	858	790,727
Series 10Y, 4.50%, 01/17/33	1,150	1,110,983
Series 10Y, 5.50%, 03/12/34	1,900	1,932,326
Series 10Y, 5.63%, 02/19/35	1,500	1,532,924
Series 10Y, 5.00%, 01/13/36(a)	1,300	1,262,978
Series 5Y, 5.38%, 03/12/29	1,300	1,320,450
Series 5Y, 5.38%, 02/19/30	1,700	1,731,889
Series 5Y, 4.50%, 01/13/31	1,450	1,426,772
State of Israel, Series 10Y, 2.50%, 01/15/30	710	655,545
		12,431,021
Italy — 0.0%
Republic of Italy Government International Bonds, Series 10Y, 2.88%, 10/17/29	883	843,572
Japan — 0.5%
Japan Bank for International Cooperation
2.88%, 06/01/27	976	963,839
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Japan (continued)
Japan Bank for International Cooperation (continued)
2.88%, 07/21/27	$900	$ 886,919
4.63%, 07/22/27	1,000	1,005,896
4.38%, 10/05/27	500	501,909
2.75%, 11/16/27	1,200	1,176,152
3.88%, 07/03/28	1,000	995,621
4.63%, 07/19/28	950	960,797
3.25%, 07/20/28(a)	610	599,310
4.88%, 10/18/28(a)	500	509,106
3.50%, 10/31/28(a)	650	640,911
2.13%, 02/16/29	900	853,145
2.00%, 10/17/29	476	443,109
1.25%, 01/21/31	1,010	882,820
3.88%, 01/23/31	300	295,951
4.38%, 01/24/31	600	603,679
1.88%, 04/15/31	1,886	1,686,674
4.63%, 04/17/34	600	602,813
4.38%, 01/23/36	650	634,942
Japan International Cooperation Agency
3.25%, 05/25/27	500	495,297
4.00%, 05/23/28	1,000	996,720
3.38%, 06/12/28	500	491,920
4.75%, 05/21/29	800	813,408
4.25%, 05/22/30	700	700,090
1.00%, 07/22/30	300	262,764
		18,003,792
Mexico — 0.7%
Mexico Government International Bonds
3.75%, 01/11/28	778	769,422
5.40%, 02/09/28	900	913,315
4.50%, 04/22/29	1,853	1,847,531
5.00%, 05/07/29	600	604,991
3.25%, 04/16/30	1,139	1,069,490
6.00%, 05/13/30	1,200	1,244,613
4.75%, 03/22/31	1,000	982,673
2.66%, 05/24/31	1,910	1,700,015
8.30%, 08/15/31	600	699,893
4.75%, 04/27/32	1,639	1,583,192
5.85%, 07/02/32	2,500	2,544,841
5.38%, 03/22/33	2,500	2,458,429
7.50%, 04/08/33(a)	500	570,607
4.88%, 05/19/33	1,300	1,240,418
5.63%, 02/09/34	2,000	1,976,574
3.50%, 02/12/34	1,900	1,628,799
6.75%, 09/27/34	900	959,095
6.35%, 02/09/35	1,800	1,856,615
5.63%, 09/22/35	1,500	1,465,647
		26,116,160
Panama — 0.3%
Panama Government International Bonds
8.88%, 09/30/27	600	634,816
3.88%, 03/17/28	833	822,899
9.38%, 04/01/29	500	564,705
3.16%, 01/23/30	978	927,397
7.50%, 03/01/31(a)	600	669,930
2.25%, 09/29/32	1,700	1,437,366
3.30%, 01/19/33	600	537,731
6.40%, 02/14/35	1,900	2,029,798
Security	Par (000)	Value
Panama (continued)
Panama Government International Bonds (continued)
6.70%, 01/26/36	$1,300	$ 1,415,134
6.88%, 01/31/36	700	770,955
		9,810,731
Peru — 0.2%
Peru Government International Bonds
4.13%, 08/25/27	180	180,049
2.84%, 06/20/30	282	263,833
2.78%, 01/23/31	2,159	1,985,663
1.86%, 12/01/32	620	513,437
8.75%, 11/21/33	1,300	1,592,832
3.00%, 01/15/34	1,450	1,252,952
5.38%, 02/08/35	750	756,459
5.50%, 03/30/36	1,100	1,110,516
		7,655,741
Philippines — 0.4%
Philippines Government International Bonds
5.17%, 10/13/27	600	609,171
3.00%, 02/01/28	1,578	1,544,714
4.63%, 07/17/28	300	302,688
3.75%, 01/14/29	989	976,737
9.50%, 02/02/30	1,100	1,293,100
4.38%, 03/05/30	400	400,623
2.46%, 05/05/30	710	658,110
7.75%, 01/14/31	1,243	1,406,269
1.65%, 06/10/31	828	722,188
1.95%, 01/06/32	500	434,234
6.38%, 01/15/32	600	648,784
3.56%, 09/29/32	600	561,289
5.61%, 04/13/33	400	416,634
5.00%, 07/17/33	900	902,031
5.25%, 05/14/34	600	605,595
6.38%, 10/23/34	1,000	1,085,363
5.50%, 02/04/35	650	665,760
4.75%, 03/05/35	800	777,492
5.00%, 01/27/36(a)	1,000	984,135
		14,994,917
Poland — 0.3%
Republic of Poland Government International Bonds
5.38%, 04/14/36	1,500	1,508,500
Series 10Y, 5.75%, 11/16/32	850	896,404
Series 10Y, 4.88%, 10/04/33	1,650	1,651,775
Series 10Y, 5.13%, 09/18/34	1,900	1,914,927
Series 10Y, 5.38%, 02/12/35	1,800	1,833,745
Series 5Y, 5.50%, 11/16/27	700	713,160
Series 5Y, 4.63%, 03/18/29	1,000	1,011,386
Series 5Y, 4.88%, 02/12/30	1,800	1,836,803
		11,366,700
South Korea — 0.5%
Export-Import Bank of Korea
4.25%, 09/15/27	400	400,637
5.00%, 01/11/28	850	861,986
4.63%, 01/14/28(a)	500	504,059
4.50%, 01/11/29	900	908,666
4.00%, 09/11/29	700	697,536
4.88%, 01/14/30	850	868,866
1.25%, 09/21/30	300	264,610
3.75%, 09/22/30	1,000	981,585
1.38%, 02/09/31	300	263,189

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
South Korea (continued)
Export-Import Bank of Korea (continued)
2.13%, 01/18/32	$700	$ 622,097
4.50%, 09/15/32	300	302,421
5.13%, 01/11/33	1,000	1,035,199
5.13%, 09/18/33	300	310,869
4.63%, 01/11/34	300	300,829
5.25%, 01/14/35	400	417,233
4.38%, 01/13/36(a)	700	680,254
Korea Development Bank
4.13%, 10/16/27	600	599,814
4.63%, 02/03/28	600	604,912
5.38%, 10/23/28	300	308,869
4.50%, 02/15/29	800	808,554
4.88%, 02/03/30	800	817,882
3.75%, 09/16/30	575	564,046
1.63%, 01/19/31	200	177,821
4.25%, 09/08/32(a)	200	198,834
4.38%, 02/15/33	800	793,490
5.63%, 10/23/33	500	534,153
Korea International Bonds
2.50%, 06/19/29	700	667,746
4.50%, 07/03/29(a)	700	708,253
1.00%, 09/16/30	400	350,455
3.63%, 10/29/30	650	637,157
		17,192,022
Supranational — 4.7%
African Development Bank
4.38%, 11/03/27	1,500	1,509,565
3.88%, 06/12/28	1,300	1,298,412
3.50%, 09/18/29(a)	1,300	1,279,962
4.00%, 03/18/30(a)	1,325	1,324,468
3.63%, 03/03/31	150	147,143
4.50%, 06/12/35	620	623,951
4.13%, 01/22/36	735	716,908
Asian Development Bank
2.38%, 08/10/27	300	294,169
3.13%, 08/20/27	2,800	2,772,372
2.50%, 11/02/27	1,559	1,527,144
4.38%, 01/14/28	3,000	3,022,628
2.75%, 01/19/28	1,020	1,000,605
5.82%, 06/16/28	719	744,238
4.38%, 03/06/29	2,500	2,529,927
1.88%, 03/15/29(a)	1,500	1,417,087
3.63%, 08/28/29(a)	2,300	2,276,419
1.75%, 09/19/29	1,659	1,544,066
1.88%, 01/24/30	1,289	1,196,098
4.13%, 05/30/30	2,400	2,411,952
3.75%, 08/28/30(a)	1,900	1,880,745
1.50%, 03/04/31	1,000	889,022
3.13%, 04/27/32	1,000	945,898
3.88%, 09/28/32	900	884,382
4.38%, 03/22/35(a)	1,975	1,977,278
4.25%, 01/14/36	2,320	2,294,306
Asian Infrastructure Investment Bank
4.00%, 01/18/28	1,000	1,001,338
3.63%, 09/15/28	1,500	1,490,148
4.50%, 01/16/30	1,475	1,500,892
3.88%, 04/22/31	700	694,997
4.25%, 03/13/34	1,000	996,660
4.50%, 05/21/35	600	605,728
Security	Par (000)	Value
Supranational (continued)
Asian Infrastructure Investment Bank (continued)
4.13%, 01/14/36	$175	$ 171,307
Corp. Andina de Fomento
4.13%, 01/07/28	650	650,136
5.00%, 01/22/30	500	512,299
Council of Europe Development Bank
3.63%, 01/26/28	1,000	994,905
4.13%, 01/24/29	1,000	1,004,705
4.50%, 01/15/30	1,025	1,041,866
3.75%, 01/14/31(a)	255	251,820
European Bank for Reconstruction & Development
4.13%, 01/25/29	2,000	2,009,193
4.25%, 03/13/34	1,000	998,023
European Investment Bank
3.25%, 11/15/27	2,500	2,476,094
3.88%, 06/15/28	2,500	2,498,867
1.75%, 03/15/29(a)	2,100	1,977,177
4.75%, 06/15/29	3,000	3,071,529
1.63%, 10/09/29	420	388,802
3.75%, 11/15/29	3,200	3,177,386
4.50%, 03/14/30(a)	4,270	4,349,079
0.88%, 05/17/30	400	353,916
0.75%, 09/23/30(a)	1,000	869,885
3.88%, 10/15/30	2,405	2,391,505
1.25%, 02/14/31	2,400	2,111,474
3.75%, 03/13/31	395	390,015
4.38%, 10/10/31	2,600	2,638,244
4.25%, 08/16/32	3,410	3,425,639
4.13%, 02/13/34	2,400	2,376,561
4.63%, 02/12/35	1,855	1,892,992
4.25%, 02/08/36(a)	570	563,309
Inter-American Development Bank
2.38%, 07/07/27	829	814,303
0.63%, 09/16/27	1,000	956,381
1.13%, 07/20/28(a)	2,489	2,342,557
3.13%, 09/18/28(a)	2,000	1,964,052
2.25%, 06/18/29	1,784	1,695,518
3.50%, 09/14/29	2,000	1,970,862
4.50%, 02/15/30	2,625	2,671,936
3.75%, 06/14/30	1,200	1,188,619
1.13%, 01/13/31	2,073	1,816,721
3.63%, 09/17/31	1,300	1,270,865
4.38%, 07/17/34	1,600	1,605,518
4.38%, 07/16/35	1,860	1,857,460
4.13%, 01/23/36	1,790	1,748,029
Inter-American Investment Corp.
4.13%, 02/15/28	500	501,077
3.63%, 11/20/28	650	644,167
4.25%, 02/14/29	900	905,539
4.25%, 04/01/30	700	703,386
International Bank for Reconstruction & Development
3.13%, 06/15/27	2,000	1,982,353
2.50%, 11/22/27(a)	1,659	1,624,071
0.75%, 11/24/27	3,000	2,856,990
1.38%, 04/20/28	3,403	3,241,111
3.63%, 05/05/28	3,000	2,983,686
1.13%, 09/13/28(a)	3,650	3,421,430
3.63%, 09/21/29	2,000	1,978,485
3.88%, 10/16/29	3,700	3,689,124
1.75%, 10/23/29	2,389	2,218,875
4.13%, 03/20/30	3,870	3,888,608
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Supranational (continued)
International Bank for Reconstruction & Development (continued)
0.88%, 05/14/30	$3,000	$ 2,654,289
0.75%, 08/26/30	1,900	1,656,398
3.50%, 10/28/30	3,200	3,131,949
1.25%, 02/10/31	2,150	1,892,097
4.50%, 04/10/31	1,900	1,938,577
1.63%, 11/03/31(a)	3,200	2,812,941
4.63%, 01/15/32(a)	3,530	3,620,646
2.50%, 03/29/32(a)	2,000	1,830,318
4.00%, 05/06/32(a)	3,400	3,375,849
3.88%, 08/28/34(a)	2,100	2,032,756
4.75%, 02/15/35	300	308,112
4.38%, 08/27/35(a)	3,280	3,275,644
International Finance Corp.
4.50%, 01/21/28	1,000	1,009,609
3.50%, 01/22/29(a)	1,300	1,285,820
4.25%, 07/02/29(a)	1,400	1,412,079
3.88%, 07/02/30	1,000	994,965
0.75%, 08/27/30(a)	359	312,873
Nordic Investment Bank
3.38%, 09/08/27	300	297,691
4.38%, 03/14/28	900	907,061
4.25%, 02/28/29	1,000	1,008,177
3.75%, 05/09/30	1,000	990,297
3.75%, 01/23/31	700	691,116
		175,366,223
Sweden — 0.2%
Svensk Exportkredit AB
3.88%, 08/04/27	800	798,852
3.75%, 09/13/27	1,000	996,661
3.75%, 05/08/28	1,000	995,495
4.13%, 06/14/28	600	601,685
4.25%, 02/01/29	1,000	1,006,497
3.75%, 07/29/30	1,000	986,780
4.88%, 10/04/30	700	721,283
		6,107,253
Uruguay — 0.1%
Uruguay Government International Bonds
4.38%, 10/27/27	553	554,051
4.38%, 01/23/31	1,323	1,326,436
5.75%, 10/28/34	1,400	1,470,758
7.63%, 03/21/36	600	710,833
		4,062,078
Total Foreign Agency Obligations — 10.5% (Cost: $389,996,027)		388,523,717
Municipal Bonds
California — 0.2%
Regents of the University of California Medical Center Pooled Revenue, RB, Series Q, 4.13%, 05/15/32	200	195,481
State of California, GO, BAB, 7.50%, 04/01/34	1,700	1,948,841
State of California, Refunding GO
3.50%, 04/01/28(a)	285	282,292
2.50%, 10/01/29	530	503,511
4.88%, 09/01/30	500	513,973
Security	Par (000)	Value
California (continued)
State of California, Refunding GO (continued)
5.75%, 10/01/31	$150	$ 161,010
6.00%, 03/01/33	325	349,503
4.50%, 04/01/33	765	758,271
Class B, 5.10%, 09/01/35	330	336,729
University of California, RB
Series BD, 3.35%, 07/01/29	460	449,582
Series BG, 1.61%, 05/15/30	820	740,584
		6,239,777
Connecticut — 0.1%
State of Connecticut, GO, Series A, 5.85%, 03/15/32	990	1,054,068
Florida — 0.1%
State Board of Administration Finance Corp., RB
Series A, 1.71%, 07/01/27	371	360,760
Series A, 2.15%, 07/01/30	795	728,347
Series A, 5.53%, 07/01/34	650	677,728
		1,766,835
Hawaii — 0.0%
State of Hawaii, GO, Series GP, 4.21%, 04/01/31	240	240,038
Illinois — 0.1%
City of Chicago, GO, Series A, 5.88%, 01/01/31	80	80,220
State of Illinois, GO, 5.10%, 06/01/33	3,970	4,030,797
		4,111,017
Louisiana — 0.0%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Series A2, 5.05%, 12/01/34	105	107,340
Massachusetts — 0.0%
Commonwealth of Massachusetts, RB, Series A, Sustainability Bonds, 3.77%, 07/15/29	320	316,928
New Jersey — 0.0%
New Jersey Economic Development Authority, RB, Series A, (NPFGC), 7.43%, 02/15/29	890	930,867
New York — 0.0%
New York State Dormitory Authority, RB, Series B, 5.23%, 07/01/35	600	614,864
Port Authority of New York & New Jersey, RB, Series 159, 6.04%, 12/01/29	125	133,062
		747,926
Oregon — 0.0%
State of Oregon, GO, 5.89%, 06/01/27	613	619,348
Texas — 0.0%
Texas Department of Transportation State Highway Fund, RB, Series B, 5.18%, 04/01/30	490	496,956
Virginia — 0.0%
Williamsburg Economic Development Authority, Refunding RB, 4.96%, 11/01/35	95	95,211

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Wisconsin — 0.0%
State of Wisconsin, Refunding RB, Series C, 3.15%, 05/01/27(e)	$230	$ 228,237
Total Municipal Bonds — 0.5% (Cost: $16,989,814)		16,954,548
Total Long-Term Investments — 97.8% (Cost: $3,610,798,895)		3,605,596,003

	Shares
Short-Term Securities
Money Market Funds — 6.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.83%(f)(g)(h)	241,439,459	241,511,891
Total Short-Term Securities — 6.5% (Cost: $241,463,315)		241,511,891
Total Investments — 104.3% (Cost: $3,852,262,210)		3,847,107,894
Liabilities in Excess of Other Assets — (4.3)%		(159,149,409)
Net Assets — 100.0%		$ 3,687,958,485

(a)	All or a portion of this security is on loan.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	When-issued security.
(e)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/26	Shares Held at 04/30/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 286,798,554	$ —	$ (45,221,261)(a)	$ (24,826)	$ (40,576)	$ 241,511,891	241,439,459	$ 857,400 (b)	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds	$ —	$ 3,200,117,738	$ —	$ 3,200,117,738
Foreign Agency Obligations	—	388,523,717	—	388,523,717
Municipal Bonds	—	16,954,548	—	16,954,548
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares U.S. Intermediate Credit Bond Index Fund

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$ 241,511,891	$ —	$ —	$ 241,511,891
	$241,511,891	$3,605,596,003	$—	$3,847,107,894
See notes to financial statements.

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)
April 30, 2026
iShares U.S. Intermediate Government Bond Index Fund
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
U.S. Government Sponsored Agency Securities
Agency Obligations — 1.3%
Fannie Mae
0.88%, 12/18/26 - 08/05/30	$7,019	$ 6,290,257
6.25%, 05/15/29	4,441	4,731,275
7.13%, 01/15/30(a)	8,302	9,186,845
7.25%, 05/15/30	17,063	19,123,705
6.63%, 11/15/30	6,096	6,742,079
Federal Farm Credit Banks Funding Corp.
4.75%, 09/01/26	1,000	1,003,119
4.00%, 04/01/30	500	499,372
Federal Home Loan Banks
3.50%, 09/09/27 - 03/03/28	21,755	21,618,748
4.00%, 06/09/28	500	500,538
2.13%, 09/14/29	5,000	4,704,758
Federal Home Loan Mortgage Corp.
6.75%, 03/15/31	2,323	2,596,587
6.25%, 07/15/32(a)	15,000	16,676,064
Private Export Funding Corp., Series RR, 4.30%, 12/15/28(a)	5,000	5,026,568
Tennessee Valley Authority
3.88%, 08/01/30	2,000	1,984,965
1.50%, 09/15/31	130	113,619
4.38%, 08/01/34	3,000	2,997,357
		103,795,856
Total U.S. Government Sponsored Agency Securities — 1.3% (Cost: $107,526,131)		103,795,856
U.S. Treasury Obligations
U.S. Treasury Bonds
6.38%, 08/15/27(a)	4,000	4,122,969
5.25%, 11/15/28 - 02/15/29(a)	11,621	11,998,032
6.13%, 08/15/29(a)	6,225	6,630,598
6.25%, 05/15/30	1,700	1,841,578
5.38%, 02/15/31	4,979	5,264,904
U.S. Treasury Notes
2.38%, 05/15/27 - 05/15/29	83,973	81,346,005
4.50%, 05/15/27 - 11/15/33	193,856	196,763,087
0.50%, 05/31/27 - 10/31/27	102,700	98,468,297
2.63%, 05/31/27 - 07/31/29(a)	89,724	87,205,764
3.88%, 05/31/27 - 08/15/34(a)	968,659	961,515,200
4.63%, 06/15/27 - 02/15/35(a)	277,767	283,302,740
3.25%, 06/30/27 - 06/30/29	29,500	28,966,055
3.75%, 06/30/27 - 02/28/33	509,943	505,214,045
4.38%, 07/15/27 - 05/15/34(a)	278,717	281,520,453
0.38%, 07/31/27 - 09/30/27	63,201	60,350,567
2.75%, 07/31/27 - 08/15/32(a)	171,171	163,913,247
2.25%, 08/15/27 - 11/15/27	60,135	58,788,330
Security	Par (000)	Value
U.S. Treasury Obligations (continued)
U.S. Treasury Notes (continued)
3.13%, 08/31/27 - 08/31/29	$68,684	$ 67,548,350
3.63%, 08/31/27 - 09/30/31(a)	492,603	486,840,744
3.38%, 09/15/27 - 05/15/33(a)	275,379	270,430,371
3.50%, 09/30/27 - 02/15/33(a)	713,478	703,367,417
4.13%, 09/30/27 - 02/15/36(a)	663,889	663,311,175
0.63%, 11/30/27 - 08/15/30	158,801	143,737,977
4.00%, 12/15/27 - 11/15/35(a)	698,050	693,744,238
4.25%, 01/15/28 - 08/15/35(a)	540,672	541,312,619
0.75%, 01/31/28	38,330	36,311,402
1.13%, 02/29/28 - 02/15/31(a)	142,309	129,942,896
1.25%, 03/31/28 - 08/15/31	248,570	230,083,219
2.88%, 05/15/28 - 05/15/32(a)	184,629	177,541,683
1.00%, 07/31/28	34,268	32,147,668
1.38%, 10/31/28 - 11/15/31	122,892	111,176,056
4.88%, 10/31/28 - 10/31/30	71,143	73,112,711
1.50%, 11/30/28 - 02/15/30	67,112	62,331,601
1.75%, 01/31/29 - 11/15/29	46,876	43,988,697
1.88%, 02/28/29 - 02/15/32	83,469	75,644,781
1.63%, 08/15/29 - 05/15/31(a)	87,198	78,614,249
0.88%, 11/15/30	61,112	53,229,507
Total U.S. Treasury Obligations — 97.6% (Cost: $7,603,787,826)		7,511,629,232
Total Long-Term Investments — 98.9% (Cost: $7,711,313,957)		7,615,425,088

	Shares
Short-Term Securities
Money Market Funds — 11.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.83%(b)(c)(d)	883,489,586	883,754,633
Total Short-Term Securities — 11.5% (Cost: $883,723,444)		883,754,633
Total Investments — 110.4% (Cost: $8,595,037,401)		8,499,179,721
Liabilities in Excess of Other Assets — (10.4)%		(801,821,810)
Net Assets — 100.0%		$ 7,697,357,911

(a)	All or a portion of this security is on loan.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares U.S. Intermediate Government Bond Index Fund

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/26	Shares Held at 04/30/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 77,826,954	$ 805,976,983 (a)	$ —	$ (80,162)	$ 30,858	$ 883,754,633	883,489,586	$ 447,775 (b)	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
U.S. Government Sponsored Agency Securities	$ —	$ 103,795,856	$ —	$ 103,795,856
U.S. Treasury Obligations	—	7,511,629,232	—	7,511,629,232
Short-Term Securities
Money Market Funds	883,754,633	—	—	883,754,633
	$883,754,633	$7,615,425,088	$—	$8,499,179,721
See notes to financial statements.

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)
April 30, 2026
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds
Advertising Agencies — 0.0%
Omnicom Group, Inc.
3.38%, 03/01/41	$439	$ 324,560
5.40%, 10/01/48	500	438,559
		763,119
Aerospace & Defense — 2.8%
Boeing Co.
6.63%, 02/15/38	200	218,884
3.55%, 03/01/38	650	538,628
3.50%, 03/01/39	350	282,401
6.88%, 03/15/39	450	497,966
5.88%, 02/15/40	500	506,668
5.71%, 05/01/40	2,459	2,481,142
3.38%, 06/15/46	463	317,830
3.65%, 03/01/47	250	176,600
3.63%, 03/01/48	620	434,050
3.85%, 11/01/48	324	233,620
3.90%, 05/01/49	770	563,247
3.75%, 02/01/50	1,097	783,743
5.81%, 05/01/50	5,513	5,366,751
6.86%, 05/01/54	2,150	2,386,609
3.83%, 03/01/59	300	202,135
3.95%, 08/01/59	1,125	779,405
5.93%, 05/01/60	3,048	2,945,423
7.01%, 05/01/64	1,260	1,404,001
Embraer Netherlands Finance BV, 5.40%, 01/09/38	600	581,978
General Dynamics Corp.
4.25%, 04/01/40	804	721,224
2.85%, 06/01/41	497	369,833
3.60%, 11/15/42	500	397,679
4.25%, 04/01/50(a)	588	491,098
General Electric Co.
5.88%, 01/14/38	900	957,113
4.50%, 03/11/44	600	531,055
4.35%, 05/01/50(a)	450	376,940
Series A, 6.88%, 01/10/39	650	748,602
Honeywell Aerospace, Inc.(b)
5.62%, 03/16/46	1,360	1,338,560
5.73%, 03/16/56	2,315	2,273,667
5.85%, 03/16/66	1,725	1,697,304
Howmet Aerospace, Inc., 5.95%, 02/01/37(a)	500	530,345
L3Harris Technologies, Inc.
6.15%, 12/15/40	270	285,976
5.05%, 04/27/45	458	422,814
5.60%, 07/31/53(a)	515	498,854
5.50%, 08/15/54	680	648,894
Lockheed Martin Corp.
4.50%, 05/15/36	351	339,601
5.72%, 06/01/40(a)	300	315,905
4.07%, 12/15/42	1,261	1,063,802
3.80%, 03/01/45	1,268	996,683
4.70%, 05/15/46	1,370	1,211,137
2.80%, 06/15/50	675	420,593
4.09%, 09/15/52	1,563	1,216,630
4.15%, 06/15/53	560	437,698
5.70%, 11/15/54(a)	1,125	1,115,611
5.20%, 02/15/55(a)	960	887,997
4.30%, 06/15/62	610	470,872
5.90%, 11/15/63	875	886,732
5.20%, 02/15/64	580	524,448
Security	Par (000)	Value
Aerospace & Defense (continued)
Lockheed Martin Corp. (continued)
Series B, 6.15%, 09/01/36	$475	$ 516,369
Northrop Grumman Corp.
5.15%, 05/01/40	500	489,266
5.05%, 11/15/40	300	289,706
4.75%, 06/01/43	1,124	1,013,976
3.85%, 04/15/45	625	489,962
4.03%, 10/15/47	2,475	1,944,896
5.25%, 05/01/50(a)	979	909,010
4.95%, 03/15/53(a)	1,270	1,121,205
5.20%, 06/01/54(a)	1,300	1,191,623
RTX Corp.
6.05%, 06/01/36	300	322,632
6.13%, 07/15/38	550	590,014
4.45%, 11/16/38	1,013	933,234
5.70%, 04/15/40	400	410,305
4.88%, 10/15/40	563	532,045
4.70%, 12/15/41	426	387,994
4.50%, 06/01/42	3,974	3,515,556
4.80%, 12/15/43	350	312,740
4.15%, 05/15/45	813	661,572
3.75%, 11/01/46	1,120	847,485
4.35%, 04/15/47	629	518,690
4.05%, 05/04/47	738	581,942
4.63%, 11/16/48	1,936	1,646,718
3.13%, 07/01/50	1,153	755,973
2.82%, 09/01/51	763	464,833
3.03%, 03/15/52	1,300	822,889
5.38%, 02/27/53(a)	1,190	1,117,169
6.40%, 03/15/54	1,555	1,673,128
		66,939,680
Automobile Components — 0.1%
Aptiv Swiss Holdings Ltd.
4.40%, 10/01/46(a)	163	128,330
5.40%, 03/15/49(a)	350	315,091
3.10%, 12/01/51	1,628	977,992
4.15%, 05/01/52(a)	1,063	773,731
BorgWarner, Inc., 4.38%, 03/15/45	470	383,677
Lear Corp.
5.25%, 05/15/49	663	587,651
3.55%, 01/15/52(a)	276	181,213
		3,347,685
Automobiles — 0.4%
Cummins, Inc.
4.88%, 10/01/43	475	444,826
2.60%, 09/01/50	513	304,577
5.45%, 02/20/54(a)	960	924,945
Ford Motor Co.
4.75%, 01/15/43	1,900	1,462,999
7.40%, 11/01/46	375	386,009
5.29%, 12/08/46(a)	1,200	962,056
General Motors Co.
5.15%, 04/01/38	1,013	960,270
6.25%, 10/02/43	1,263	1,249,078
5.20%, 04/01/45	1,254	1,097,422
6.75%, 04/01/46(a)	617	641,598
5.40%, 04/01/48(a)	807	710,309
5.95%, 04/01/49(a)	763	720,596
		9,864,685
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks — 7.6%
Bank of America Corp.
6.11%, 01/29/37	$1,800	$ 1,889,384
7.75%, 05/14/38	1,150	1,372,869
5.88%, 02/07/42	1,261	1,298,035
5.00%, 01/21/44	1,736	1,618,454
4.88%, 04/01/44	429	393,019
(1-day SOFR + 1.56%), 2.97%, 07/21/52(a)(c)	1,705	1,079,235
(1-day SOFR + 1.58%), 3.31%, 04/22/42(c)	3,639	2,789,049
(1-day SOFR + 1.88%), 2.83%, 10/24/51(c)	975	598,978
(1-day SOFR + 1.93%), 2.68%, 06/19/41(c)	5,489	3,949,619
(3-mo. CME Term SOFR + 1.45%), 3.95%, 01/23/49(c)	1,296	1,000,350
(3-mo. CME Term SOFR + 1.58%), 4.08%, 04/23/40(c)	1,729	1,503,866
(3-mo. CME Term SOFR + 1.78%), 4.33%, 03/15/50(c)	2,559	2,081,274
(3-mo. CME Term SOFR + 2.08%), 4.24%, 04/24/38(c)	2,293	2,090,212
(3-mo. CME Term SOFR + 2.25%), 4.44%, 01/20/48(c)	1,628	1,358,390
(3-mo. CME Term SOFR + 3.41%), 4.08%, 03/20/51(c)	4,885	3,800,201
Series L, 4.75%, 04/21/45(a)	326	284,554
Series N, (1-day SOFR + 1.65%), 3.48%, 03/13/52(c)	716	498,447
Bank of America N.A., Series BKNT, 6.00%, 10/15/36	1,200	1,266,941
Barclays PLC
5.25%, 08/17/45	1,275	1,186,383
4.95%, 01/10/47	1,278	1,138,620
(1-day SOFR + 1.83%), 5.86%, 08/11/46(c)	1,120	1,108,833
(1-day SOFR + 2.42%), 6.04%, 03/12/55(a)(c)	700	716,335
(1-year CMT + 1.30%), 3.33%, 11/24/42(c)	928	689,672
(1-year CMT + 1.70%), 3.81%, 03/10/42(c)	950	740,404
Citigroup, Inc.
6.13%, 08/25/36	500	519,191
8.13%, 07/15/39	975	1,219,698
5.88%, 01/30/42	823	841,021
6.68%, 09/13/43	738	789,995
5.30%, 05/06/44	763	707,377
4.65%, 07/30/45	1,670	1,460,882
4.75%, 05/18/46	2,118	1,791,678
4.65%, 07/23/48	2,468	2,143,012
(1-day SOFR + 1.38%), 2.90%, 11/03/42(c)	1,008	726,664
(1-day SOFR + 1.75%), 5.61%, 03/04/56(c)	1,700	1,639,653
(1-day SOFR + 4.55%), 5.32%, 03/26/41(c)	1,440	1,400,428
(3-mo. CME Term SOFR + 1.43%), 3.88%, 01/24/39(c)	900	776,909
(3-mo. CME Term SOFR + 2.10%), 4.28%, 04/24/48(c)	1,054	857,032
Cooperatieve Rabobank UA
5.75%, 12/01/43	1,050	1,023,321
5.25%, 08/04/45	1,197	1,102,901
Series BKNT, 5.25%, 05/24/41	1,249	1,223,188
Fifth Third Bancorp, 8.25%, 03/01/38	475	572,625
Goldman Sachs Group, Inc.
6.45%, 05/01/36	550	586,056
6.75%, 10/01/37	4,774	5,182,982
6.25%, 02/01/41	2,354	2,487,412
4.80%, 07/08/44	1,461	1,298,109
5.15%, 05/22/45	1,743	1,579,198
4.75%, 10/21/45	1,725	1,497,851
(1-day SOFR + 1.32%), 5.54%, 01/21/47(c)	2,775	2,650,807
(1-day SOFR + 1.47%), 2.91%, 07/21/42(c)	1,834	1,309,041
Security	Par (000)	Value
Banks (continued)
Goldman Sachs Group, Inc. (continued)
(1-day SOFR + 1.51%), 3.21%, 04/22/42(c)	$2,279	$ 1,703,346
(1-day SOFR + 1.58%), 5.56%, 11/19/45(c)	2,500	2,403,880
(1-day SOFR + 1.63%), 3.44%, 02/24/43(c)	2,054	1,552,673
(1-day SOFR + 1.70%), 5.73%, 01/28/56(c)	2,320	2,261,840
(3-mo. CME Term SOFR + 1.63%), 4.02%, 10/31/38(c)	2,459	2,147,381
(3-mo. CME Term SOFR + 1.69%), 4.41%, 04/23/39(c)	1,404	1,263,663
HSBC Bank USA N.A., Series BKNT, 7.00%, 01/15/39	511	571,626
HSBC Holdings PLC
6.50%, 05/02/36	1,528	1,634,962
6.50%, 09/15/37	2,265	2,416,415
6.80%, 06/01/38	450	486,361
6.80%, 06/01/38(a)	400	435,813
6.10%, 01/14/42(a)	1,029	1,083,740
5.25%, 03/14/44(a)	2,118	1,990,618
(1-day SOFR + 2.65%), 6.33%, 03/09/44(a)(c)	2,215	2,340,828
JPMorgan Chase & Co.
6.40%, 05/15/38	2,561	2,822,146
5.50%, 10/15/40	859	875,175
5.60%, 07/15/41	704	711,734
5.40%, 01/06/42	429	422,617
5.63%, 08/16/43(a)	1,413	1,407,094
4.85%, 02/01/44	1,026	933,499
4.95%, 06/01/45	1,436	1,308,527
(1-day SOFR + 1.55%), 5.53%, 11/29/45(c)	1,390	1,373,869
(1-day SOFR + 1.58%), 3.33%, 04/22/52(c)	3,441	2,332,338
(1-day SOFR + 2.44%), 3.11%, 04/22/51(c)	2,909	1,910,151
(3-mo. CME Term SOFR + 1.46%), 3.16%, 04/22/42(c)	2,608	1,964,014
(3-mo. CME Term SOFR + 1.48%), 3.90%, 01/23/49(c)	1,750	1,343,583
(3-mo. CME Term SOFR + 1.51%), 2.53%, 11/19/41(c)	1,993	1,396,311
(3-mo. CME Term SOFR + 1.62%), 3.88%, 07/24/38(c)	2,800	2,461,814
(3-mo. CME Term SOFR + 1.64%), 3.96%, 11/15/48(c)	3,473	2,706,163
(3-mo. CME Term SOFR + 1.72%), 4.03%, 07/24/48(c)	1,513	1,192,259
(3-mo. CME Term SOFR + 1.84%), 4.26%, 02/22/48(c)	1,804	1,477,489
(3-mo. CME Term SOFR + 2.46%), 3.11%, 04/22/41(c)	1,361	1,038,128
Lloyds Banking Group PLC
5.30%, 12/01/45(a)	821	753,325
4.34%, 01/09/48(a)	1,351	1,084,747
(1-year CMT + 0.82%), 5.67%, 02/10/47(c)	800	776,804
(5-year CMT + 1.50%), 3.37%, 12/14/46(c)	1,000	723,923
Mitsubishi UFJ Financial Group, Inc.
4.29%, 07/26/38(a)	488	450,776
4.15%, 03/07/39(a)	450	404,192
3.75%, 07/18/39(a)	1,232	1,037,804
(1-year CMT + 0.98%), 5.87%, 04/21/47(c)	400	400,448
Mizuho Financial Group, Inc., (1-year CMT + 0.85%), 5.05%, 05/12/37(c)	200	196,235
Morgan Stanley
3.97%, 07/22/38(c)	2,479	2,174,761
6.38%, 07/24/42	299	321,829
4.30%, 01/27/45	2,354	1,961,180
4.38%, 01/22/47	2,750	2,273,145

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Morgan Stanley (continued)
(1-day SOFR + 1.43%), 2.80%, 01/25/52(c)	$2,364	$ 1,440,818
(1-day SOFR + 1.49%), 3.22%, 04/22/42(c)	2,550	1,930,727
(1-day SOFR + 1.71%), 5.52%, 11/19/55(c)	2,425	2,306,402
(1-day SOFR + 1.78%), 5.90%, 03/13/47(c)	2,800	2,802,784
(1-day SOFR + 4.84%), 5.60%, 03/24/51(c)	1,404	1,357,287
(3-mo. CME Term SOFR + 1.69%), 4.46%, 04/22/39(c)	1,389	1,279,561
NatWest Group PLC, (1-year CMT + 1.30%), 5.91%, 03/03/47(c)	1,000	969,316
Regions Bank, Series BKNT, 6.45%, 06/26/37	450	471,470
Regions Financial Corp., 7.38%, 12/10/37	100	113,579
Sumitomo Mitsui Financial Group, Inc.
2.30%, 01/12/41	500	340,527
2.93%, 09/17/41	955	684,385
3.05%, 01/14/42	650	482,009
6.18%, 07/13/43(a)	825	868,187
5.84%, 07/09/44	900	893,658
(1-day SOFR + 1.36%), 5.57%, 01/15/47(c)	790	765,978
(1-day SOFR + 1.78%), 5.80%, 07/08/46(c)	850	828,257
UBS AG, 4.50%, 06/26/48	925	784,678
UBS Group AG, 4.88%, 05/15/45	1,757	1,574,338
Wells Fargo & Co.
5.38%, 11/02/43	1,195	1,119,017
5.61%, 01/15/44	2,617	2,504,657
4.65%, 11/04/44	1,300	1,094,652
3.90%, 05/01/45	2,328	1,829,169
4.90%, 11/17/45	1,418	1,227,334
4.40%, 06/14/46	2,106	1,690,077
4.75%, 12/07/46	1,500	1,265,852
(1-day SOFR + 1.23%), 5.43%, 01/23/47(c)	2,700	2,566,762
(1-day SOFR + 2.13%), 4.61%, 04/25/53(a)(c)	3,356	2,775,933
(1-day SOFR + 2.53%), 3.07%, 04/30/41(c)	3,909	2,944,570
(3-mo. CME Term SOFR + 4.50%), 5.01%, 04/04/51(c)	4,958	4,385,503
Wells Fargo Bank N.A.
5.95%, 08/26/36	325	337,646
Series BKNT, 5.85%, 02/01/37	1,350	1,397,637
Series BKNT, 6.60%, 01/15/38	900	983,612
Westpac Banking Corp.
4.42%, 07/24/39	979	877,165
2.96%, 11/16/40	925	684,100
3.13%, 11/18/41	801	589,182
		180,536,210
Beverages — 2.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.90%, 02/01/46	7,763	7,028,396
Anheuser-Busch InBev Finance, Inc.
4.63%, 02/01/44	413	365,051
4.90%, 02/01/46	1,538	1,385,663
Anheuser-Busch InBev Worldwide, Inc.
4.38%, 04/15/38	679	631,525
8.20%, 01/15/39	753	949,126
5.45%, 01/23/39	1,829	1,859,589
4.95%, 01/15/42	1,688	1,578,590
4.60%, 04/15/48	650	558,765
4.44%, 10/06/48	3,048	2,561,531
5.55%, 01/23/49	4,089	3,988,573
4.50%, 06/01/50	600	528,494
4.75%, 04/15/58	675	576,821
5.80%, 01/23/59(a)	1,329	1,335,720
Security	Par (000)	Value
Beverages (continued)
Brown-Forman Corp.
4.00%, 04/15/38	$413	$ 359,581
4.50%, 07/15/45(a)	550	454,057
Coca-Cola Co.
2.50%, 06/01/40	979	717,277
2.88%, 05/05/41	638	482,543
4.20%, 03/25/50	375	305,448
2.60%, 06/01/50	1,104	669,815
3.00%, 03/05/51	1,570	1,024,802
2.50%, 03/15/51(a)	2,013	1,180,784
5.30%, 05/13/54	950	906,932
5.20%, 01/14/55(a)	1,525	1,438,738
2.75%, 06/01/60(a)	1,250	712,842
5.40%, 05/13/64	1,330	1,264,943
Coca-Cola Femsa SAB de CV, 5.25%, 11/26/43	400	381,380
Constellation Brands, Inc.
4.50%, 05/09/47	525	431,182
4.10%, 02/15/48(a)	463	355,257
5.25%, 11/15/48	400	361,359
3.75%, 05/01/50(a)	513	370,001
Diageo Capital PLC
5.88%, 09/30/36	400	423,069
3.88%, 04/29/43	431	341,144
Diageo Investment Corp., 4.25%, 05/11/42(a)	663	564,248
Keurig Dr. Pepper, Inc.
4.50%, 11/15/45(a)	600	488,626
4.42%, 12/15/46	263	206,824
5.09%, 05/25/48	225	194,142
3.80%, 05/01/50	713	498,967
3.35%, 03/15/51	663	426,452
4.50%, 04/15/52(a)	1,113	872,121
Maple Parent Holdings Corp., 6.63%, 03/26/56(b)	400	404,643
Molson Coors Beverage Co.
5.00%, 05/01/42	900	812,315
4.20%, 07/15/46	1,618	1,268,054
PepsiCo, Inc.
5.50%, 01/15/40	450	462,044
3.50%, 03/19/40	450	373,154
4.88%, 11/01/40	250	240,359
2.63%, 10/21/41	663	473,404
4.00%, 03/05/42	400	336,765
3.60%, 08/13/42	350	279,567
4.25%, 10/22/44	250	212,497
4.45%, 04/14/46	950	820,195
3.45%, 10/06/46	666	491,539
4.00%, 05/02/47	450	358,119
3.38%, 07/29/49	375	263,832
2.88%, 10/15/49	1,063	682,908
3.63%, 03/19/50	1,229	903,586
2.75%, 10/21/51	943	577,386
4.20%, 07/18/52	325	260,420
4.65%, 02/15/53	500	431,535
5.25%, 07/17/54	600	572,948
3.88%, 03/19/60	525	387,310
		49,392,958
Biotechnology — 1.8%
Amgen, Inc.
6.38%, 06/01/37	400	435,324
6.40%, 02/01/39	300	322,083
3.15%, 02/21/40	1,854	1,439,974
5.75%, 03/15/40(a)	350	358,063
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Biotechnology (continued)
Amgen, Inc. (continued)
2.80%, 08/15/41(a)	$1,411	$ 1,013,338
4.95%, 10/01/41	650	603,323
5.15%, 11/15/41	663	628,178
5.65%, 06/15/42	350	346,011
5.60%, 03/02/43(a)	2,375	2,337,226
4.40%, 05/01/45	2,470	2,080,984
5.50%, 02/19/46	875	836,906
4.56%, 06/15/48	1,038	865,281
3.38%, 02/21/50	2,029	1,416,973
4.66%, 06/15/51	2,828	2,361,298
3.00%, 01/15/52(a)	985	628,512
4.20%, 02/22/52	1,210	934,141
4.88%, 03/01/53	700	600,513
5.65%, 03/02/53	4,025	3,865,249
2.77%, 09/01/53	1,879	1,096,778
5.65%, 02/19/56	235	225,309
4.40%, 02/22/62	1,025	789,659
5.75%, 03/02/63	1,720	1,641,270
Baxalta, Inc., 5.25%, 06/23/45	302	279,600
Biogen, Inc.
5.20%, 09/15/45	950	864,257
3.15%, 05/01/50	1,662	1,054,978
3.25%, 02/15/51(a)	461	295,826
6.45%, 05/15/55	450	469,025
Gilead Sciences, Inc.
4.00%, 09/01/36	750	689,916
2.60%, 10/01/40	730	527,412
5.65%, 12/01/41	819	829,815
4.80%, 04/01/44	1,786	1,606,438
4.50%, 02/01/45	1,753	1,508,111
4.75%, 03/01/46	2,018	1,783,656
4.15%, 03/01/47	1,803	1,451,419
2.80%, 10/01/50	1,594	984,169
5.55%, 10/15/53(a)	1,050	1,013,861
5.50%, 11/15/54	750	720,415
5.60%, 11/15/64	700	671,345
Regeneron Pharmaceuticals, Inc., 2.80%, 09/15/50	791	474,778
Royalty Pharma PLC
3.30%, 09/02/40	1,054	803,669
3.55%, 09/02/50	975	665,861
3.35%, 09/02/51	488	318,854
5.90%, 09/02/54	400	388,572
5.95%, 09/25/55	450	440,954
		42,669,324
Broadline Retail — 0.0%
TJX Cos., Inc., 4.50%, 04/15/50(a)	513	437,241
Building Materials — 0.5%
Amrize Finance U.S. LLC, 4.75%, 09/22/46	400	344,329
Carlisle Cos., Inc., 5.55%, 09/15/40	450	445,136
Carrier Global Corp.
3.38%, 04/05/40	1,629	1,297,055
3.58%, 04/05/50	1,142	818,172
6.20%, 03/15/54(a)	586	615,794
CRH America Finance, Inc.
5.88%, 01/09/55	570	564,436
5.60%, 02/09/56	460	440,060
Fortune Brands Innovations, Inc., 4.50%, 03/25/52(a)	338	266,194
Johnson Controls International PLC
4.63%, 07/02/44	370	320,845
4.50%, 02/15/47	578	487,484
Security	Par (000)	Value
Building Materials (continued)
Johnson Controls International PLC (continued)
4.95%, 07/02/64(d)	$390	$ 327,076
Martin Marietta Materials, Inc.
4.25%, 12/15/47	613	491,188
3.20%, 07/15/51	625	406,221
5.50%, 12/01/54	895	844,448
Masco Corp.
4.50%, 05/15/47	250	205,733
3.13%, 02/15/51	322	204,583
Owens Corning
7.00%, 12/01/36	500	559,539
4.30%, 07/15/47	650	519,661
4.40%, 01/30/48	329	267,182
5.95%, 06/15/54(a)	585	579,090
Trane Technologies Financing Ltd.
4.65%, 11/01/44	300	264,941
4.50%, 03/21/49	288	242,476
Trane Technologies Holdco, Inc.
5.75%, 06/15/43	500	511,833
4.30%, 02/21/48	163	133,384
Vulcan Materials Co.
4.50%, 06/15/47	538	449,507
4.70%, 03/01/48	300	255,612
5.70%, 12/01/54	675	657,834
		12,519,813
Building Products — 1.2%
Home Depot, Inc.
5.88%, 12/16/36	2,400	2,553,488
3.30%, 04/15/40	1,411	1,128,670
5.40%, 09/15/40(a)	463	466,962
5.95%, 04/01/41	938	991,846
4.20%, 04/01/43	945	796,959
4.88%, 02/15/44	650	591,678
4.40%, 03/15/45	1,036	877,720
4.25%, 04/01/46	1,629	1,344,205
3.90%, 06/15/47	1,094	846,522
4.50%, 12/06/48	1,029	864,250
3.13%, 12/15/49	1,396	922,432
3.35%, 04/15/50	1,498	1,029,926
2.38%, 03/15/51	1,495	833,764
2.75%, 09/15/51	1,038	623,695
3.63%, 04/15/52	1,508	1,076,197
4.95%, 09/15/52(a)	655	582,314
5.30%, 06/25/54	1,105	1,031,906
3.50%, 09/15/56	1,700	1,156,440
5.40%, 06/25/64(a)	440	411,925
Lowe’s Cos., Inc.
5.00%, 04/15/40	329	309,669
2.80%, 09/15/41	1,213	854,328
4.65%, 04/15/42	200	177,347
4.38%, 09/15/45	429	350,811
3.70%, 04/15/46	1,650	1,217,486
4.05%, 05/03/47	1,579	1,217,409
4.55%, 04/05/49	550	449,661
5.13%, 04/15/50(a)	300	266,718
3.00%, 10/15/50	1,919	1,183,948
3.50%, 04/01/51	629	426,750
4.25%, 04/01/52	1,358	1,044,420
5.63%, 04/15/53(a)	1,095	1,034,040
5.75%, 07/01/53	455	439,608
4.45%, 04/01/62	1,125	853,351

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Building Products (continued)
Lowe’s Cos., Inc. (continued)
5.80%, 09/15/62	$975	$ 932,355
5.85%, 04/01/63	450	431,769
		29,320,569
Chemicals — 1.2%
Air Products and Chemicals, Inc.
2.70%, 05/15/40	733	540,015
2.80%, 05/15/50	759	470,901
CF Industries, Inc.
4.95%, 06/01/43	663	594,242
5.38%, 03/15/44	613	574,657
Dow Chemical Co.
9.40%, 05/15/39	629	808,148
5.25%, 11/15/41	826	739,333
4.38%, 11/15/42	1,063	845,276
4.63%, 10/01/44	250	198,367
5.55%, 11/30/48	829	725,689
4.80%, 05/15/49	629	494,641
3.60%, 11/15/50	1,163	754,680
6.90%, 05/15/53(a)	750	772,245
5.60%, 02/15/54(a)	650	566,338
5.95%, 03/15/55(a)	550	500,689
DuPont de Nemours, Inc.
5.32%, 11/15/38	838	824,774
5.42%, 11/15/48	525	487,175
Eastman Chemical Co.(a)
4.80%, 09/01/42	388	340,296
4.65%, 10/15/44	729	611,095
Ecolab, Inc.
3.95%, 12/01/47	450	355,412
2.13%, 08/15/50	810	432,101
2.70%, 12/15/51	916	550,471
2.75%, 08/18/55(a)	800	471,207
International Flavors & Fragrances, Inc.
4.38%, 06/01/47	688	543,161
5.00%, 09/26/48	363	314,269
Linde, Inc.
3.55%, 11/07/42	725	570,031
2.00%, 08/10/50(a)	333	175,978
LYB International Finance BV
5.25%, 07/15/43	600	523,503
4.88%, 03/15/44(a)	813	674,770
LYB International Finance III LLC
3.38%, 10/01/40	841	616,083
4.20%, 10/15/49	966	693,735
4.20%, 05/01/50	813	582,247
3.63%, 04/01/51(a)	953	619,340
3.80%, 10/01/60	555	344,980
LyondellBasell Industries NV, 4.63%, 02/26/55(a)	895	675,080
Mosaic Co.(a)
4.88%, 11/15/41	225	198,851
5.63%, 11/15/43	520	486,222
Nutrien Ltd.
5.88%, 12/01/36	660	679,789
5.63%, 12/01/40	350	344,400
6.13%, 01/15/41	275	287,053
4.90%, 06/01/43	213	189,866
5.25%, 01/15/45	420	385,249
5.00%, 04/01/49	520	458,555
3.95%, 05/13/50	813	603,499
5.80%, 03/27/53	810	791,118
Security	Par (000)	Value
Chemicals (continued)
RPM International, Inc.
5.25%, 06/01/45	$263	$ 242,980
4.25%, 01/15/48	325	255,463
Sherwin-Williams Co.
4.55%, 08/01/45	500	419,414
4.50%, 06/01/47	1,104	917,666
3.80%, 08/15/49	577	422,996
3.30%, 05/15/50	400	266,587
2.90%, 03/15/52	725	438,262
Westlake Corp.
2.88%, 08/15/41	495	337,432
5.00%, 08/15/46	620	532,546
4.38%, 11/15/47	465	357,694
3.13%, 08/15/51	520	316,142
6.38%, 11/15/55(a)	550	541,779
3.38%, 08/15/61(a)	470	277,808
		28,742,300
Commercial Services & Supplies — 1.3%
American University, Series 2019, 3.67%, 04/01/49	111	82,578
Brown University, Series A, 2.92%, 09/01/50	610	396,598
California Endowment, Series 2021, 2.50%, 04/01/51	300	172,162
California Institute of Technology
4.70%, 11/01/2111	350	278,381
3.65%, 09/01/2119	1,229	765,288
Case Western Reserve University, Series 2022-C, 5.41%, 06/01/2122(a)	279	251,373
Claremont Mckenna College, 3.78%, 01/01/2122	100	64,237
Duke University
Series 2020, 2.68%, 10/01/44	125	92,144
Series 2020, 2.83%, 10/01/55	1,280	790,133
Emory University, Series 2020, 2.97%, 09/01/50(a)	288	184,831
Ford Foundation, Series 2020, 2.82%, 06/01/70	720	398,905
GATX Corp.
5.20%, 03/15/44(a)	350	320,813
3.10%, 06/01/51	525	328,554
6.05%, 06/05/54(a)	820	819,657
George Washington University
4.87%, 09/15/45	251	227,817
Series 2014, 4.30%, 09/15/44	163	135,435
Series 2018, 4.13%, 09/15/48	606	483,768
Georgetown University
Series 20A, 2.94%, 04/01/50	202	129,042
Series B, 4.32%, 04/01/49	225	184,176
Global Payments, Inc.
4.15%, 08/15/49	568	404,881
5.95%, 08/15/52(a)	660	611,062
Howard University, Series 22A, 5.21%, 10/01/52	64	52,376
Johns Hopkins University
Series 2013, 4.08%, 07/01/53	225	178,899
Series A, 2.81%, 01/01/60	150	86,168
Leland Stanford Junior University
3.65%, 05/01/48	695	533,620
2.41%, 06/01/50	600	353,362
Massachusetts Institute of Technology
3.96%, 07/01/38	1,967	1,795,498
3.07%, 04/01/52	130	85,855
5.62%, 06/01/55(a)	600	606,801
5.60%, 07/01/2111	488	473,272
4.68%, 07/01/2114	275	223,949
3.89%, 07/01/2116(a)	300	203,147
Series F, 2.99%, 07/01/50	116	76,535
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services & Supplies (continued)
Massachusetts Institute of Technology (continued)
Series G, 2.29%, 07/01/51	$101	$ 56,351
Moody’s Corp.
2.75%, 08/19/41	697	494,623
5.25%, 07/15/44	525	492,842
4.88%, 12/17/48	250	218,512
3.25%, 05/20/50	339	225,337
3.75%, 02/25/52	366	265,982
3.10%, 11/29/61(a)	534	315,572
Nature Conservancy, Series A, 3.96%, 03/01/52(a)	391	303,993
Northeastern University, Series 2020, 2.89%, 10/01/50(a)	275	179,243
Northwestern University
4.64%, 12/01/44	200	186,399
Series 2017, 3.66%, 12/01/57(a)	1,000	717,983
PayPal Holdings, Inc.
3.25%, 06/01/50	925	594,715
5.05%, 06/01/52(a)	905	772,562
5.50%, 06/01/54(a)	300	271,652
5.25%, 06/01/62(a)	505	436,382
President and Fellows of Harvard College
4.88%, 10/15/40	200	196,299
3.15%, 07/15/46(a)	1,513	1,074,853
2.52%, 10/15/50	333	199,206
3.75%, 11/15/52	300	225,288
3.30%, 07/15/56(a)	579	389,362
Quanta Services, Inc., 3.05%, 10/01/41	551	402,817
Rockefeller Foundation, Series 2020, 2.49%, 10/01/50(a)	704	419,948
S&P Global, Inc.
3.25%, 12/01/49	445	302,401
3.70%, 03/01/52(a)	874	641,151
2.30%, 08/15/60	613	296,566
3.90%, 03/01/62(a)	275	195,942
Thomas Jefferson University, 3.85%, 11/01/57(a)	43	30,376
TR Finance LLC
5.85%, 04/15/40	500	487,966
5.65%, 11/23/43(a)	204	194,420
Trustees of Boston College, 3.13%, 07/01/52	413	277,531
Trustees of Princeton University
5.70%, 03/01/39	263	277,107
4.20%, 03/01/52	1,000	815,047
Series 2020, 2.52%, 07/01/50	346	211,296
Trustees of the University of Pennsylvania
3.61%, 02/15/2119(a)	228	141,251
Series 2020, 2.40%, 10/01/50	674	390,355
University of Chicago
4.00%, 10/01/53(a)	300	234,231
Series 20B, 2.76%, 04/01/45(a)	200	156,841
Series C, 2.55%, 04/01/50	164	103,986
University of Miami, Series 2022, 4.06%, 04/01/52(a)	500	388,999
University of Notre Dame du Lac
Series 2015, 3.44%, 02/15/45	400	304,454
Series 2017, 3.39%, 02/15/48	278	202,736
University of Southern California
3.03%, 10/01/39	780	638,400
2.81%, 10/01/50(a)	63	39,355
4.98%, 10/01/53	365	331,530
5.25%, 10/01/2111(a)	175	157,371
Series 2017, 3.84%, 10/01/47	1,000	783,144
Security	Par (000)	Value
Commercial Services & Supplies (continued)
University of Southern California (continued)
Series 21A, 2.95%, 10/01/51	$983	$ 627,976
Series A, 3.23%, 10/01/2120(a)	61	33,769
Verisk Analytics, Inc.
5.50%, 06/15/45	225	210,340
3.63%, 05/15/50	397	276,261
Washington University
4.35%, 04/15/2122	129	95,847
Series 2022, 3.52%, 04/15/54(a)	1,450	1,034,738
William Marsh Rice University
3.57%, 05/15/45	375	292,341
3.77%, 05/15/55	265	198,175
Yale University, Series 2020, 2.40%, 04/15/50	113	66,184
		30,669,325
Construction & Engineering — 0.0%
Valmont Industries, Inc., 5.00%, 10/01/44	729	647,347
Consumer Finance — 0.4%
American Express Co., 4.05%, 12/03/42(a)	875	728,207
Mastercard, Inc.
3.80%, 11/21/46	450	348,985
3.95%, 02/26/48	525	414,494
3.65%, 06/01/49	838	621,320
3.85%, 03/26/50	1,394	1,068,583
2.95%, 03/15/51	504	324,397
Visa, Inc.
2.70%, 04/15/40	729	552,426
4.30%, 12/14/45	3,100	2,638,678
3.65%, 09/15/47	601	458,403
2.00%, 08/15/50(a)	1,886	998,352
Western Union Co., 6.20%, 11/17/36(a)	358	370,634
		8,524,479
Consumer Staples Distribution & Retail — 0.6%
Dollar General Corp.
4.13%, 04/03/50	454	343,303
5.50%, 11/01/52(a)	300	275,602
Dollar Tree, Inc., 3.38%, 12/01/51	429	277,127
Target Corp.
6.50%, 10/15/37	400	443,463
7.00%, 01/15/38	455	526,676
4.00%, 07/01/42	1,100	912,826
3.63%, 04/15/46	402	301,440
3.90%, 11/15/47	638	492,788
2.95%, 01/15/52(a)	1,025	644,194
4.80%, 01/15/53(a)	1,025	897,890
Walmart, Inc.
6.50%, 08/15/37	1,000	1,142,768
6.20%, 04/15/38	626	696,499
3.95%, 06/28/38	400	368,903
5.63%, 04/01/40	559	589,781
5.00%, 10/25/40	350	351,660
5.63%, 04/15/41(a)	575	604,234
2.50%, 09/22/41	1,004	718,657
4.00%, 04/11/43	175	148,461
4.30%, 04/22/44(a)	300	266,018
3.63%, 12/15/47	250	193,024
4.05%, 06/29/48	1,893	1,548,218
2.95%, 09/24/49	675	450,341
2.65%, 09/22/51	1,392	858,975

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Consumer Staples Distribution & Retail (continued)
Walmart, Inc. (continued)
4.50%, 09/09/52(a)	$800	$ 690,664
4.50%, 04/15/53(a)	1,500	1,296,159
		15,039,671
Containers & Packaging — 0.1%
Packaging Corp. of America
4.05%, 12/15/49	263	199,696
3.05%, 10/01/51(a)	545	342,736
Smurfit Kappa Treasury ULC, 5.78%, 04/03/54(a)	950	917,722
Sonoco Products Co., 5.75%, 11/01/40	575	572,358
		2,032,512
Distributors — 0.1%
WW Grainger, Inc.
4.60%, 06/15/45	886	783,166
3.75%, 05/15/46	350	269,968
4.20%, 05/15/47	275	225,116
		1,278,250
Diversified REITs — 0.6%
American Tower Corp.
3.70%, 10/15/49	500	360,459
3.10%, 06/15/50	1,003	641,903
2.95%, 01/15/51	1,095	679,175
Crown Castle, Inc.
2.90%, 04/01/41	1,409	1,011,043
4.75%, 05/15/47	225	187,229
5.20%, 02/15/49	325	285,298
4.00%, 11/15/49	175	127,167
4.15%, 07/01/50	450	341,805
3.25%, 01/15/51	850	547,817
Equinix, Inc.
3.00%, 07/15/50	414	258,918
2.95%, 09/15/51(a)	375	231,466
3.40%, 02/15/52	360	240,030
Federal Realty OP LP, 4.50%, 12/01/44	500	424,235
GLP Capital LP/GLP Financing II, Inc.
5.75%, 11/01/37	725	709,995
6.25%, 09/15/54(a)	400	393,135
Kimco Realty OP LLC
4.25%, 04/01/45	500	410,511
4.13%, 12/01/46	250	200,459
4.45%, 09/01/47	408	337,846
3.70%, 10/01/49	413	299,621
Prologis LP
4.38%, 09/15/48	196	160,505
3.05%, 03/01/50	300	195,300
3.00%, 04/15/50	700	452,350
2.13%, 10/15/50	600	316,393
5.25%, 06/15/53	885	824,487
5.25%, 03/15/54	875	813,060
Regency Centers LP
4.40%, 02/01/47(a)	388	322,919
4.65%, 03/15/49	225	189,512
Ventas Realty LP
5.70%, 09/30/43	275	270,476
4.38%, 02/01/45	350	289,621
4.88%, 04/15/49	200	172,052
VICI Properties LP(a)
5.63%, 05/15/52	629	570,122
Security	Par (000)	Value
Diversified REITs (continued)
VICI Properties LP(a) (continued)
6.13%, 04/01/54	$520	$ 504,423
Weyerhaeuser Co., 4.00%, 03/09/52(a)	600	442,616
		13,211,948
Diversified Telecommunication Services — 4.2%
AT&T, Inc.
5.25%, 10/30/36	1,175	1,160,398
5.25%, 03/01/37	1,150	1,134,873
4.90%, 08/15/37	925	882,982
6.30%, 01/15/38	300	316,347
6.55%, 02/15/39(a)	300	324,395
4.85%, 03/01/39	1,500	1,389,826
5.35%, 09/01/40	550	529,918
6.38%, 03/01/41(a)	100	105,260
3.50%, 06/01/41	2,600	2,002,174
5.55%, 08/15/41	600	579,158
4.30%, 12/15/42	750	616,948
3.10%, 02/01/43	1,050	749,564
4.65%, 06/01/44	405	341,418
4.80%, 06/15/44	300	256,577
4.35%, 06/15/45	550	440,507
5.55%, 11/01/45	1,125	1,053,010
5.85%, 04/30/46	1,450	1,397,932
4.75%, 05/15/46	2,000	1,678,054
5.15%, 11/15/46	780	693,048
5.65%, 02/15/47(a)	600	568,767
5.45%, 03/01/47	300	275,038
4.50%, 03/09/48	1,150	920,413
4.55%, 03/09/49	950	755,832
5.15%, 02/15/50	500	433,488
3.65%, 06/01/51	2,750	1,864,939
3.30%, 02/01/52	1,450	912,807
3.50%, 09/15/53	7,664	4,963,120
5.70%, 11/01/54	1,700	1,576,408
3.55%, 09/15/55	7,333	4,717,101
6.00%, 04/30/56	1,575	1,519,115
6.05%, 08/15/56(a)	1,015	988,539
6.20%, 10/30/56	635	628,857
5.70%, 03/01/57(a)	325	303,874
3.80%, 12/01/57	5,899	3,930,362
3.65%, 09/15/59	5,936	3,783,309
3.85%, 06/01/60	1,250	829,808
3.50%, 02/01/61	400	244,946
6.30%, 10/30/66	855	842,479
Bell Telephone Co. of Canada or Bell Canada
4.46%, 04/01/48	1,160	935,070
4.30%, 07/29/49	348	273,216
3.65%, 03/17/51	350	246,833
3.65%, 08/15/52(a)	441	301,800
5.55%, 02/15/54(a)	850	794,459
Cisco Systems, Inc.
5.90%, 02/15/39	1,784	1,886,023
5.50%, 01/15/40	1,727	1,759,977
5.30%, 02/26/54	1,780	1,665,002
5.50%, 02/24/55(a)	755	727,268
5.35%, 02/26/64	1,010	929,978
Corning, Inc.
4.70%, 03/15/37(a)	400	381,941
5.75%, 08/15/40	275	279,549
4.75%, 03/15/42	525	473,718
5.35%, 11/15/48	395	369,686
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Telecommunication Services (continued)
Corning, Inc. (continued)
3.90%, 11/15/49	$363	$ 271,747
4.38%, 11/15/57	795	621,955
5.85%, 11/15/68	196	188,475
5.45%, 11/15/79	913	824,911
Juniper Networks, Inc., 5.95%, 03/15/41	313	308,577
Nokia OYJ, 6.63%, 05/15/39	350	369,390
Telefonica Emisiones SA
7.05%, 06/20/36	1,915	2,113,409
4.67%, 03/06/38	355	321,430
5.21%, 03/08/47	2,267	1,981,525
4.90%, 03/06/48	1,032	859,288
5.52%, 03/01/49(a)	1,200	1,085,619
TELUS Corp.
4.60%, 11/16/48(a)	400	331,664
4.30%, 06/15/49	100	78,811
Verizon Communications, Inc.
5.25%, 03/16/37	1,250	1,233,423
5.40%, 07/02/37	1,000	995,208
4.81%, 03/15/39	1,342	1,246,685
2.65%, 11/20/40	3,138	2,196,973
3.40%, 03/22/41	3,486	2,674,332
2.85%, 09/03/41	1,288	906,674
4.75%, 11/01/41	400	358,739
3.85%, 11/01/42	463	367,088
6.55%, 09/15/43	500	535,046
5.75%, 11/30/45	1,325	1,288,655
4.13%, 08/15/46	950	749,825
4.86%, 08/21/46	2,084	1,808,200
5.50%, 03/16/47	500	471,660
4.52%, 09/15/48	1,250	1,022,733
5.01%, 04/15/49(a)	400	350,520
4.00%, 03/22/50	1,279	960,376
2.88%, 11/20/50(a)	2,523	1,524,172
3.55%, 03/22/51	3,849	2,671,895
3.88%, 03/01/52(a)	1,722	1,253,389
5.50%, 02/23/54(a)	360	338,629
5.01%, 08/21/54	1,100	945,100
4.67%, 03/15/55	900	727,864
5.88%, 11/30/55	3,005	2,900,858
2.99%, 10/30/56	3,414	1,988,486
3.00%, 11/20/60(a)	2,525	1,432,579
3.70%, 03/22/61	3,187	2,102,227
6.00%, 11/30/65	1,450	1,396,928
		100,541,176
Electric Utilities — 11.1%
AEP Texas, Inc.
3.80%, 10/01/47	450	327,134
3.45%, 05/15/51	379	250,309
5.25%, 05/15/52	430	383,006
5.85%, 10/15/55	665	638,947
Series G, 4.15%, 05/01/49	300	225,591
Series H, 3.45%, 01/15/50	463	309,450
AEP Transmission Co. LLC
4.00%, 12/01/46	200	157,149
3.75%, 12/01/47	450	333,221
4.25%, 09/15/48	200	159,810
3.80%, 06/15/49	629	462,304
3.15%, 09/15/49	164	107,264
5.40%, 03/15/53(a)	700	658,170
Series M, 3.65%, 04/01/50	413	298,536
Security	Par (000)	Value
Electric Utilities (continued)
AEP Transmission Co. LLC (continued)
Series N, 2.75%, 08/15/51	$379	$ 227,207
Series O, 4.50%, 06/15/52	400	328,271
Alabama Power Co.
6.13%, 05/15/38	179	192,293
6.00%, 03/01/39	450	475,337
3.85%, 12/01/42	600	481,279
4.15%, 08/15/44	375	305,688
3.75%, 03/01/45	268	205,860
4.30%, 01/02/46(a)	213	175,602
3.45%, 10/01/49	570	397,044
3.13%, 07/15/51	921	595,979
3.00%, 03/15/52(a)	875	550,184
Series A, 4.30%, 07/15/48	100	80,842
Series B, 3.70%, 12/01/47	277	204,556
Ameren Illinois Co.
4.15%, 03/15/46	463	372,372
3.70%, 12/01/47(a)	675	502,347
4.50%, 03/15/49	475	394,174
3.25%, 03/15/50	147	98,555
2.90%, 06/15/51	175	107,753
5.90%, 12/01/52	400	403,461
5.55%, 07/01/54	700	671,603
5.63%, 03/01/55	1,050	1,020,242
American Electric Power Co., Inc., 3.25%, 03/01/50	329	216,204
Appalachian Power Co.
7.00%, 04/01/38	600	668,177
4.40%, 05/15/44	263	215,708
4.45%, 06/01/45	400	327,405
Series Y, 4.50%, 03/01/49	350	281,185
Series Z, 3.70%, 05/01/50	425	300,084
Arizona Public Service Co.
5.05%, 09/01/41	263	245,634
4.50%, 04/01/42	279	241,137
4.35%, 11/15/45	525	423,132
3.75%, 05/15/46	325	241,148
4.20%, 08/15/48	263	205,160
4.25%, 03/01/49	300	233,006
3.50%, 12/01/49	136	93,554
3.35%, 05/15/50	650	432,246
2.65%, 09/15/50(a)	450	265,064
5.90%, 08/15/55	705	692,187
Avista Corp.
4.35%, 06/01/48	421	338,000
4.00%, 04/01/52	201	148,493
Baltimore Gas and Electric Co.
6.35%, 10/01/36	388	421,949
3.50%, 08/15/46	479	345,609
3.75%, 08/15/47	400	298,018
4.25%, 09/15/48	250	200,592
3.20%, 09/15/49	595	391,706
2.90%, 06/15/50(a)	421	262,964
4.55%, 06/01/52	630	520,729
5.40%, 06/01/53	710	667,329
5.65%, 06/01/54	400	388,568
Basin Electric Power Cooperative, 5.85%, 10/15/55(b)	600	585,070
Berkshire Hathaway Energy Co.
5.95%, 05/15/37	654	692,936
5.15%, 11/15/43	913	854,931
4.50%, 02/01/45	179	152,736
3.80%, 07/15/48	763	561,371
4.45%, 01/15/49	713	580,306

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric Utilities (continued)
Berkshire Hathaway Energy Co. (continued)
4.25%, 10/15/50	$1,079	$ 843,840
2.85%, 05/15/51	1,629	982,609
4.60%, 05/01/53	929	763,840
Black Hills Corp.
4.20%, 09/15/46	175	136,492
3.88%, 10/15/49(a)	213	154,656
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42	526	410,795
4.50%, 04/01/44	481	415,746
3.95%, 03/01/48	413	320,395
5.30%, 04/01/53	260	243,299
Series AC, 4.25%, 02/01/49	600	482,672
Series AD, 2.90%, 07/01/50	150	94,193
Series AF, 3.35%, 04/01/51	663	451,822
Series AH, 3.60%, 03/01/52	450	319,887
Series AJ, 4.85%, 10/01/52	150	131,201
Cleco Corporate Holdings LLC, 4.97%, 05/01/46	300	253,182
Cleveland Electric Illuminating Co., 5.95%, 12/15/36	180	186,063
CMS Energy Corp., 4.88%, 03/01/44	250	218,288
Commonwealth Edison Co.
6.45%, 01/15/38	100	109,634
3.80%, 10/01/42	320	257,304
4.60%, 08/15/43	175	152,803
3.70%, 03/01/45	213	162,787
4.35%, 11/15/45	800	662,105
3.65%, 06/15/46	620	462,555
4.00%, 03/01/48	429	332,936
4.00%, 03/01/49	529	403,903
3.00%, 03/01/50	263	167,409
5.30%, 02/01/53	365	338,843
5.65%, 06/01/54	495	480,202
5.95%, 06/01/55	530	535,672
Series 123, 3.75%, 08/15/47	400	297,953
Series 127, 3.20%, 11/15/49	605	401,246
Series 130, 3.13%, 03/15/51	879	568,055
Series 131, 2.75%, 09/01/51	513	306,060
Series 133, 3.85%, 03/15/52	659	483,399
Connecticut Light and Power Co.
4.30%, 04/15/44	600	502,216
4.00%, 04/01/48	785	613,527
5.25%, 01/15/53	475	440,049
Series A, 4.15%, 06/01/45	300	243,768
Consolidated Edison Co. of New York, Inc.
5.70%, 06/15/40	400	406,608
3.95%, 03/01/43	572	461,306
4.45%, 03/15/44	688	586,662
4.50%, 12/01/45	663	558,403
3.85%, 06/15/46	529	406,461
3.20%, 12/01/51	550	358,178
6.15%, 11/15/52	800	831,864
5.90%, 11/15/53	725	725,730
5.70%, 05/15/54	775	757,505
4.63%, 12/01/54	725	597,166
5.75%, 11/15/55	630	617,199
4.50%, 05/15/58	629	499,727
3.70%, 11/15/59	680	464,472
3.60%, 06/15/61(a)	720	481,062
Series 2006-B, 6.20%, 06/15/36	75	80,536
Series 2007-A, 6.30%, 08/15/37	493	534,421
Series 2008-B, 6.75%, 04/01/38	800	903,005
Series 2009-C, 5.50%, 12/01/39	867	871,919
Series 2012-A, 4.20%, 03/15/42	329	276,807
Security	Par (000)	Value
Electric Utilities (continued)
Consolidated Edison Co. of New York, Inc. (continued)
Series 2017, 3.88%, 06/15/47	$600	$ 457,438
Series 20B, 3.95%, 04/01/50	1,154	888,805
Series A, 4.13%, 05/15/49	413	323,253
Series C, 4.30%, 12/01/56	213	164,817
Series C, 4.00%, 11/15/57	370	268,330
Series C, 3.00%, 12/01/60	660	383,549
Series E, 4.65%, 12/01/48	463	392,159
Constellation Energy Generation LLC
6.25%, 10/01/39	647	683,097
5.75%, 10/01/41	413	415,831
5.60%, 06/15/42	619	607,928
6.50%, 10/01/53	690	733,306
5.75%, 03/15/54(a)	1,400	1,367,296
5.88%, 01/15/66	495	476,306
Consumers Energy Co.
3.95%, 05/15/43	400	323,967
3.25%, 08/15/46	600	422,760
3.95%, 07/15/47	300	233,426
4.05%, 05/15/48(a)	650	508,415
4.35%, 04/15/49	429	349,609
3.75%, 02/15/50	250	184,108
3.10%, 08/15/50	590	385,392
3.50%, 08/01/51	529	374,429
2.65%, 08/15/52	134	80,498
4.20%, 09/01/52	710	558,943
Dayton Power & Light Co., 3.95%, 06/15/49	300	223,875
Delmarva Power & Light Co., 4.15%, 05/15/45	500	403,801
Dominion Energy South Carolina, Inc.
6.05%, 01/15/38	100	105,835
5.45%, 02/01/41	279	275,417
4.60%, 06/15/43	563	493,426
6.25%, 10/15/53	440	461,889
5.10%, 06/01/65	613	536,711
Dominion Energy, Inc.
7.00%, 06/15/38	163	180,434
4.70%, 12/01/44	329	280,193
Series A, 4.60%, 03/15/49	513	416,073
Series B, 3.30%, 04/15/41	325	241,714
Series B, 4.85%, 08/15/52	500	419,243
Series C, 4.90%, 08/01/41	509	458,030
Series C, 4.05%, 09/15/42	200	158,603
DTE Electric Co.
4.30%, 07/01/44	400	333,466
3.70%, 03/15/45	434	330,211
3.70%, 06/01/46	238	178,716
3.75%, 08/15/47	355	265,501
3.95%, 03/01/49	750	574,994
2.95%, 03/01/50	529	339,358
5.40%, 04/01/53(a)	475	448,832
5.85%, 05/15/55	605	605,116
Series A, 4.00%, 04/01/43	397	322,282
Series A, 4.05%, 05/15/48	463	360,897
Series B, 3.25%, 04/01/51(a)	479	319,142
Series B, 3.65%, 03/01/52	367	263,681
Series B, 5.55%, 03/01/56	590	565,602
Duke Energy Carolinas LLC
6.10%, 06/01/37	413	438,718
6.00%, 01/15/38	550	581,975
6.05%, 04/15/38	511	542,999
5.30%, 02/15/40	713	705,900
4.25%, 12/15/41	279	240,686
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric Utilities (continued)
Duke Energy Carolinas LLC (continued)
4.00%, 09/30/42	$513	$ 420,805
3.75%, 06/01/45	500	382,082
3.88%, 03/15/46	800	616,389
3.70%, 12/01/47	438	323,844
3.95%, 03/15/48	329	252,380
3.20%, 08/15/49	669	446,047
3.45%, 04/15/51	425	293,886
3.55%, 03/15/52	592	415,065
5.35%, 01/15/53	850	793,951
5.40%, 01/15/54	832	783,352
Duke Energy Corp.
3.30%, 06/15/41	579	436,389
4.80%, 12/15/45	663	568,095
3.75%, 09/01/46	1,393	1,025,326
3.95%, 08/15/47	413	308,127
4.20%, 06/15/49	613	466,980
3.50%, 06/15/51	679	454,197
5.00%, 08/15/52	1,050	896,248
6.10%, 09/15/53	425	423,344
5.80%, 06/15/54	825	788,666
5.70%, 09/15/55	850	800,772
Duke Energy Florida LLC
6.35%, 09/15/37	500	542,256
6.40%, 06/15/38	1,100	1,201,869
5.65%, 04/01/40	300	304,765
3.85%, 11/15/42	700	560,527
3.40%, 10/01/46	863	616,062
4.20%, 07/15/48	450	353,251
3.00%, 12/15/51	425	266,640
5.95%, 11/15/52	525	529,535
6.20%, 11/15/53	150	156,763
Duke Energy Indiana LLC
6.35%, 08/15/38(a)	275	299,195
6.45%, 04/01/39	200	217,670
3.75%, 05/15/46	463	350,062
2.75%, 04/01/50	500	302,359
5.40%, 04/01/53	500	464,546
5.90%, 05/15/55	260	259,187
Series WWW, 4.90%, 07/15/43	163	148,032
Series YYY, 3.25%, 10/01/49	350	235,345
Duke Energy Ohio, Inc.
3.70%, 06/15/46	163	121,080
4.30%, 02/01/49	300	237,580
5.65%, 04/01/53	225	217,168
5.55%, 03/15/54	475	452,065
Duke Energy Progress LLC
6.30%, 04/01/38	300	322,348
4.10%, 05/15/42	722	601,017
4.10%, 03/15/43	863	710,783
4.38%, 03/30/44	326	273,628
4.15%, 12/01/44	313	253,745
4.20%, 08/15/45	363	294,671
3.70%, 10/15/46	288	214,686
3.60%, 09/15/47	829	601,260
2.50%, 08/15/50	413	235,374
2.90%, 08/15/51	376	230,626
4.00%, 04/01/52(a)	300	226,004
5.35%, 03/15/53	500	464,716
5.55%, 03/15/55	775	742,165
Emera U.S. Finance LP, 4.75%, 06/15/46(a)	988	819,620
Entergy Arkansas LLC
4.20%, 04/01/49	425	333,199
Security	Par (000)	Value
Electric Utilities (continued)
Entergy Arkansas LLC (continued)
2.65%, 06/15/51	$975	$ 564,593
3.35%, 06/15/52	338	222,705
5.75%, 06/01/54	200	195,151
5.75%, 01/15/56	475	463,285
Entergy Corp., 3.75%, 06/15/50	714	506,011
Entergy Louisiana LLC
3.10%, 06/15/41	525	393,863
4.95%, 01/15/45	550	499,860
4.20%, 09/01/48	913	721,873
4.20%, 04/01/50	579	450,940
2.90%, 03/15/51	743	458,579
4.75%, 09/15/52(a)	500	422,524
5.70%, 03/15/54	775	751,959
5.80%, 03/15/55	525	515,166
5.65%, 04/15/56	680	652,523
Entergy Mississippi LLC
3.85%, 06/01/49	413	306,264
3.50%, 06/01/51	325	224,354
5.85%, 06/01/54	275	270,999
5.80%, 04/15/55	575	563,451
Entergy Texas, Inc.
4.50%, 03/30/39	425	387,158
3.55%, 09/30/49	405	283,552
5.00%, 09/15/52	300	262,128
5.80%, 09/01/53	175	172,717
5.55%, 09/15/54	125	118,044
Evergy Kansas Central, Inc.
4.13%, 03/01/42	575	478,292
4.10%, 04/01/43(a)	400	328,110
4.25%, 12/01/45	211	170,975
3.25%, 09/01/49	213	142,881
3.45%, 04/15/50	513	355,520
5.70%, 03/15/53	320	312,824
Evergy Metro, Inc.
5.30%, 10/01/41	340	330,162
4.20%, 06/15/47	225	178,418
4.20%, 03/15/48(a)	250	197,761
Series 2019, 4.13%, 04/01/49	250	197,486
Eversource Energy, 3.45%, 01/15/50	929	637,227
Exelon Corp.
5.10%, 06/15/45	763	689,459
4.45%, 04/15/46	400	327,836
4.70%, 04/15/50	738	612,842
4.10%, 03/15/52	459	345,499
5.60%, 03/15/53	975	918,512
5.88%, 03/15/55	450	437,863
FirstEnergy Corp.
Series C, 4.85%, 07/15/47	750	644,082
Series C, 3.40%, 03/01/50	950	633,013
Florida Power & Light Co.
5.65%, 02/01/37(a)	500	524,697
5.95%, 02/01/38	650	694,607
5.96%, 04/01/39	450	477,996
5.69%, 03/01/40	313	322,935
5.25%, 02/01/41	413	408,703
4.13%, 02/01/42	663	564,816
4.05%, 06/01/42	700	588,924
3.80%, 12/15/42	400	320,848
4.05%, 10/01/44	420	341,763
3.70%, 12/01/47	829	619,083
3.95%, 03/01/48	963	750,911
4.13%, 06/01/48	413	329,033

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric Utilities (continued)
Florida Power & Light Co. (continued)
3.99%, 03/01/49	$663	$ 513,686
3.15%, 10/01/49	583	389,897
2.88%, 12/04/51(a)	1,150	714,956
5.30%, 04/01/53(a)	795	743,509
5.60%, 06/15/54	845	824,184
5.70%, 03/15/55	965	954,444
5.80%, 03/15/65	575	567,671
5.60%, 02/15/66	950	907,179
Georgia Power Co.
4.30%, 03/15/42	1,229	1,060,523
4.30%, 03/15/43	40	33,803
5.13%, 05/15/52(a)	730	665,724
5.50%, 10/01/55(a)	675	645,985
Series 2010-C, 4.75%, 09/01/40	150	140,302
Series A, 3.25%, 03/15/51	775	519,584
Series B, 3.70%, 01/30/50	529	385,657
Iberdrola International BV, 6.75%, 07/15/36(a)	400	451,224
Idaho Power Co.
5.50%, 03/15/53	320	306,155
5.80%, 04/01/54	296	294,459
5.70%, 03/15/55(a)	330	325,485
Series K, 4.20%, 03/01/48	325	259,853
Indiana Michigan Power Co.
4.25%, 08/15/48	413	326,629
3.25%, 05/01/51	400	261,550
5.63%, 04/01/53	455	439,492
5.60%, 03/15/56	925	890,034
Series H, 6.05%, 03/15/37	513	545,475
Series K, 4.55%, 03/15/46	346	290,418
Series L, 3.75%, 07/01/47	229	169,026
Interstate Power and Light Co.
6.25%, 07/15/39	260	274,449
3.70%, 09/15/46	313	228,980
3.50%, 09/30/49(a)	177	122,343
3.10%, 11/30/51	355	223,826
5.45%, 09/30/54	400	370,337
5.60%, 10/01/55	430	407,944
ITC Holdings Corp., 5.30%, 07/01/43	100	91,496
John Sevier Combined Cycle Generation LLC, 4.63%, 01/15/42	473	455,807
Johnsonville Aeroderivative Combustion Turbine Generation LLC, 5.08%, 10/01/54	491	461,106
Kentucky Utilities Co.
5.13%, 11/01/40	450	432,477
4.38%, 10/01/45	829	685,294
3.30%, 06/01/50	375	251,830
5.85%, 08/15/55	860	853,356
Louisville Gas and Electric Co.
4.25%, 04/01/49	454	360,308
5.85%, 08/15/55	715	707,468
MidAmerican Energy Co.
5.80%, 10/15/36(a)	500	526,938
4.80%, 09/15/43	613	550,196
4.40%, 10/15/44	329	277,776
4.25%, 05/01/46	325	266,178
3.95%, 08/01/47	400	309,646
3.65%, 08/01/48	1,013	743,401
4.25%, 07/15/49	943	755,824
3.15%, 04/15/50	813	540,506
2.70%, 08/01/52	425	255,907
5.85%, 09/15/54	800	800,324
5.30%, 02/01/55	470	435,155
Security	Par (000)	Value
Electric Utilities (continued)
MidAmerican Energy Co. (continued)
5.50%, 11/15/56	$250	$ 238,528
Mississippi Power Co.
Series 12-A, 4.25%, 03/15/42	388	324,627
Series B, 3.10%, 07/30/51	413	265,836
National Rural Utilities Cooperative Finance Corp.
4.40%, 11/01/48	270	221,239
4.30%, 03/15/49	468	381,875
Nevada Power Co.
6.00%, 03/15/54	450	450,169
Series EE, 3.13%, 08/01/50(a)	429	273,921
Series GG, 5.90%, 05/01/53	350	345,470
NextEra Energy Capital Holdings, Inc.
3.00%, 01/15/52	754	463,960
5.25%, 02/28/53(a)	1,000	900,910
5.55%, 03/15/54(a)	700	656,106
5.90%, 03/15/55(a)	550	538,881
5.85%, 03/01/56	600	583,012
Northern States Power Co.
6.25%, 06/01/36	200	217,105
6.20%, 07/01/37	400	434,595
5.35%, 11/01/39(a)	350	348,905
3.40%, 08/15/42	505	387,232
3.60%, 09/15/47	953	703,384
2.90%, 03/01/50	391	251,997
2.60%, 06/01/51	936	561,167
3.20%, 04/01/52	295	198,813
4.50%, 06/01/52	326	270,301
5.10%, 05/15/53	650	587,552
5.40%, 03/15/54(a)	720	681,519
5.65%, 06/15/54	400	390,638
5.65%, 05/15/55	380	371,177
5.55%, 05/15/56	950	914,686
NorthWestern Corp., 4.18%, 11/15/44	275	223,730
NSTAR Electric Co.
5.50%, 03/15/40(a)	100	98,754
4.40%, 03/01/44(a)	250	212,256
3.10%, 06/01/51	250	162,474
4.55%, 06/01/52	431	358,752
4.95%, 09/15/52	425	375,868
Oglethorpe Power Corp.
5.95%, 11/01/39	350	361,466
5.38%, 11/01/40	300	290,914
4.50%, 04/01/47	379	309,234
5.05%, 10/01/48	329	288,147
3.75%, 08/01/50	263	186,479
5.25%, 09/01/50	400	357,954
6.20%, 12/01/53	325	329,952
5.80%, 06/01/54(a)	450	431,885
5.90%, 02/01/55	225	218,743
Ohio Edison Co., 6.88%, 07/15/36	350	391,853
Ohio Power Co.
4.15%, 04/01/48	404	311,584
4.00%, 06/01/49	400	296,859
Series R, 2.90%, 10/01/51	609	364,423
Oklahoma Gas and Electric Co.
4.15%, 04/01/47	200	158,852
3.85%, 08/15/47	150	114,129
5.60%, 04/01/53	495	474,059
5.80%, 04/01/55	230	226,364
5.90%, 04/01/56	545	544,572
Oncor Electric Delivery Co. LLC
5.25%, 09/30/40	463	449,382
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric Utilities (continued)
Oncor Electric Delivery Co. LLC (continued)
4.55%, 12/01/41	$450	$ 397,306
5.30%, 06/01/42	345	330,240
3.75%, 04/01/45	563	431,216
3.80%, 09/30/47	404	301,979
4.10%, 11/15/48	413	322,255
3.80%, 06/01/49	529	387,527
3.10%, 09/15/49	709	459,437
3.70%, 05/15/50	270	195,324
2.70%, 11/15/51	626	364,430
4.60%, 06/01/52	200	163,291
4.95%, 09/15/52	800	699,275
5.35%, 10/01/52	300	276,219
5.55%, 06/15/54	700	663,776
5.80%, 04/01/55	650	639,699
5.90%, 03/15/56(b)	1,050	1,041,185
Pacific Gas and Electric Co.
4.50%, 07/01/40	2,084	1,790,815
3.30%, 08/01/40	941	703,357
4.20%, 06/01/41	712	579,833
4.45%, 04/15/42	425	350,421
3.75%, 08/15/42	350	260,985
4.60%, 06/15/43	275	226,520
4.75%, 02/15/44(a)	613	512,169
4.30%, 03/15/45	376	294,293
4.25%, 03/15/46	325	248,998
4.00%, 12/01/46	510	374,395
3.95%, 12/01/47	905	660,111
4.95%, 07/01/50	3,171	2,633,014
3.50%, 08/01/50	2,495	1,648,529
5.25%, 03/01/52	543	465,108
6.75%, 01/15/53	930	968,970
6.70%, 04/01/53	665	689,377
5.90%, 10/01/54	850	794,966
6.15%, 03/01/55	475	461,179
6.10%, 10/15/55	1,100	1,060,211
6.00%, 05/01/56	560	532,646
PacifiCorp.
6.10%, 08/01/36	200	208,075
5.75%, 04/01/37(a)	700	707,408
6.25%, 10/15/37	300	314,179
6.35%, 07/15/38	243	255,261
6.00%, 01/15/39	525	534,131
4.10%, 02/01/42	363	289,479
4.13%, 01/15/49	429	322,565
4.15%, 02/15/50	763	572,815
3.30%, 03/15/51	825	528,352
2.90%, 06/15/52	976	572,747
5.35%, 12/01/53	1,150	1,014,919
5.50%, 05/15/54	1,135	1,023,177
5.80%, 01/15/55	1,150	1,082,822
PECO Energy Co.
5.95%, 10/01/36	240	255,134
4.15%, 10/01/44	275	224,212
3.70%, 09/15/47	300	223,330
3.90%, 03/01/48	829	632,124
3.00%, 09/15/49	226	145,108
2.80%, 06/15/50	225	137,238
3.05%, 03/15/51	332	212,311
2.85%, 09/15/51	443	270,180
4.60%, 05/15/52	300	249,271
4.38%, 08/15/52	400	322,381
5.25%, 09/15/54	355	326,038
Security	Par (000)	Value
Electric Utilities (continued)
PECO Energy Co. (continued)
5.65%, 09/15/55	$590	$ 576,998
Potomac Electric Power Co.
6.50%, 11/15/37	450	494,448
4.15%, 03/15/43	613	505,820
5.50%, 03/15/54(a)	300	283,806
PPL Electric Utilities Corp.
6.25%, 05/15/39	250	269,766
4.75%, 07/15/43(a)	363	324,089
4.13%, 06/15/44	300	246,072
4.15%, 10/01/45	300	244,368
3.95%, 06/01/47	100	77,415
4.15%, 06/15/48	500	396,918
3.00%, 10/01/49	110	70,793
5.25%, 05/15/53	700	647,866
5.55%, 08/15/55	400	386,524
Progress Energy, Inc., 6.00%, 12/01/39	800	826,403
Public Service Co. of Colorado
6.50%, 08/01/38	200	219,415
3.60%, 09/15/42	563	432,245
4.30%, 03/15/44	300	248,257
3.80%, 06/15/47	329	244,648
4.10%, 06/15/48	400	310,389
4.05%, 09/15/49	329	251,197
5.25%, 04/01/53	950	859,937
5.75%, 05/15/54	650	631,731
5.85%, 05/15/55	700	692,175
Series 17, 6.25%, 09/01/37	300	322,167
Series 34, 3.20%, 03/01/50	600	395,273
Series 36, 2.70%, 01/15/51	460	270,596
Series 39, 4.50%, 06/01/52	500	404,637
Public Service Co. of New Hampshire
3.60%, 07/01/49	329	237,020
5.15%, 01/15/53	275	250,773
Public Service Co. of Oklahoma, Series K, 3.15%, 08/15/51	430	273,209
Public Service Electric and Gas Co.
5.50%, 03/01/40	100	100,428
3.95%, 05/01/42	460	378,054
3.65%, 09/01/42(a)	400	315,057
3.80%, 01/01/43	435	346,380
3.80%, 03/01/46(a)	436	334,787
3.60%, 12/01/47	300	219,814
4.05%, 05/01/48	375	293,184
3.85%, 05/01/49	413	312,977
3.20%, 08/01/49	400	267,793
3.15%, 01/01/50	429	283,712
2.70%, 05/01/50	350	216,029
2.05%, 08/01/50	400	209,342
3.00%, 03/01/51	429	273,956
5.13%, 03/15/53	415	377,719
5.45%, 08/01/53	300	285,945
5.45%, 03/01/54	400	380,554
5.30%, 08/01/54	550	512,415
Series E, 5.80%, 05/01/37	388	411,942
Series Q, 5.50%, 03/01/55	265	255,056
Series R, 5.63%, 01/01/56(a)	330	323,573
Puget Sound Energy, Inc.
6.27%, 03/15/37	400	427,999
5.76%, 10/01/39	300	304,819
5.80%, 03/15/40	213	215,129
5.64%, 04/15/41(a)	250	248,534
4.30%, 05/20/45	200	163,509

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric Utilities (continued)
Puget Sound Energy, Inc. (continued)
4.22%, 06/15/48	$513	$ 409,993
3.25%, 09/15/49	370	246,811
2.89%, 09/15/51	300	185,251
5.45%, 06/01/53	320	302,001
5.69%, 06/15/54	450	441,148
5.60%, 09/15/55	500	481,842
San Diego Gas & Electric Co.
6.00%, 06/01/39	400	417,169
4.50%, 08/15/40	400	360,181
4.15%, 05/15/48	229	178,405
3.70%, 03/15/52	375	265,513
5.35%, 04/01/53	895	827,138
5.55%, 04/15/54(a)	400	378,843
Series EEEE, 5.95%, 03/15/56	385	383,473
Series RRR, 3.75%, 06/01/47	550	406,587
Series TTT, 4.10%, 06/15/49	250	192,044
Series UUU, 3.32%, 04/15/50	200	133,543
Series WWW, 2.95%, 08/15/51	800	500,352
Sempra
3.80%, 02/01/38	1,129	954,135
6.00%, 10/15/39	659	672,875
4.00%, 02/01/48	779	579,758
Sierra Pacific Power Co., 5.90%, 03/15/54	250	246,467
Southern California Edison Co.
6.05%, 03/15/39	400	405,915
5.50%, 03/15/40	425	408,929
4.50%, 09/01/40	354	304,250
4.05%, 03/15/42	340	266,096
4.65%, 10/01/43	263	219,553
4.00%, 04/01/47	1,779	1,311,918
3.65%, 02/01/50	1,579	1,080,123
3.45%, 02/01/52	805	522,690
5.70%, 03/01/53	465	425,078
5.88%, 12/01/53(a)	670	629,624
5.75%, 04/15/54	450	412,422
5.90%, 03/01/55	365	343,614
6.20%, 09/15/55	675	661,585
Series 2006-E, 5.55%, 01/15/37	125	124,499
Series 2008-A, 5.95%, 02/01/38	513	518,370
Series 2013-A, 3.90%, 03/15/43	482	364,436
Series 20A, 2.95%, 02/01/51	900	536,933
Series B, 4.88%, 03/01/49	563	466,563
Series C, 3.60%, 02/01/45	438	308,675
Series C, 4.13%, 03/01/48	1,479	1,102,590
Series E, 5.45%, 06/01/52	268	236,621
Series H, 3.65%, 06/01/51	429	291,315
Southern Co.
4.25%, 07/01/36	775	712,923
4.40%, 07/01/46	1,920	1,580,972
Southern Power Co.
5.15%, 09/15/41(a)	725	684,197
5.25%, 07/15/43	113	105,537
Series F, 4.95%, 12/15/46	354	308,568
Southwestern Electric Power Co.
6.20%, 03/15/40	250	258,069
3.25%, 11/01/51(a)	979	627,393
5.90%, 04/01/56(a)	650	630,326
Series J, 3.90%, 04/01/45	440	331,952
Series L, 3.85%, 02/01/48	613	446,236
Southwestern Public Service Co.
4.50%, 08/15/41	200	175,017
3.40%, 08/15/46	150	105,204
Security	Par (000)	Value
Electric Utilities (continued)
Southwestern Public Service Co. (continued)
3.70%, 08/15/47	$413	$ 302,499
3.75%, 06/15/49(a)	429	307,985
6.00%, 06/01/54	500	500,953
Series 6, 4.40%, 11/15/48	250	200,945
Series 8, 3.15%, 05/01/50	704	453,370
Tampa Electric Co.
4.10%, 06/15/42	113	93,997
4.35%, 05/15/44	300	249,520
4.30%, 06/15/48	279	224,975
4.45%, 06/15/49	461	377,109
3.63%, 06/15/50(a)	425	303,555
3.45%, 03/15/51(a)	225	155,511
5.00%, 07/15/52(a)	250	223,283
Toledo Edison Co., 6.15%, 05/15/37	176	189,320
Tucson Electric Power Co.
4.85%, 12/01/48	163	141,054
4.00%, 06/15/50	500	378,287
3.25%, 05/01/51	230	150,905
5.50%, 04/15/53(a)	225	212,351
5.90%, 04/15/55(a)	175	173,335
Union Electric Co.
5.30%, 08/01/37	300	302,781
8.45%, 03/15/39	300	382,622
3.90%, 09/15/42	440	355,269
3.65%, 04/15/45	535	402,164
4.00%, 04/01/48	104	80,616
3.25%, 10/01/49	413	277,259
2.63%, 03/15/51	525	307,638
3.90%, 04/01/52	529	394,668
5.45%, 03/15/53	200	188,898
5.25%, 01/15/54	350	320,706
5.13%, 03/15/55	250	225,585
5.55%, 03/15/56	425	408,117
Virginia Electric and Power Co.
6.35%, 11/30/37	550	594,529
8.88%, 11/15/38	750	978,599
4.00%, 01/15/43	638	514,344
4.45%, 02/15/44	538	455,733
4.60%, 12/01/48	424	351,629
3.30%, 12/01/49	559	371,468
2.45%, 12/15/50	1,166	651,653
2.95%, 11/15/51	563	346,505
5.45%, 04/01/53	635	593,611
5.70%, 08/15/53(a)	650	629,286
5.35%, 01/15/54	575	529,632
5.55%, 08/15/54	580	547,981
5.65%, 03/15/55	775	742,048
5.70%, 03/15/56	1,400	1,347,186
Series A, 6.00%, 05/15/37	663	699,845
Series B, 4.20%, 05/15/45	300	242,310
Series B, 3.80%, 09/15/47	663	495,433
Series C, 4.00%, 11/15/46	575	441,337
Series C, 4.63%, 05/15/52(a)	779	642,770
Series D, 4.65%, 08/15/43	313	272,273
Series D, 5.60%, 09/15/55	1,070	1,017,467
Wisconsin Electric Power Co.
5.70%, 12/01/36(a)	250	264,265
4.30%, 10/15/48	245	199,598
5.05%, 10/01/54(a)	160	142,878
5.65%, 03/15/56	575	560,958
Wisconsin Power and Light Co.
6.38%, 08/15/37(a)	200	216,319
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric Utilities (continued)
Wisconsin Power and Light Co. (continued)
3.65%, 04/01/50	$300	$ 212,256
5.70%, 12/15/55(a)	350	338,694
Wisconsin Public Service Corp.
3.67%, 12/01/42	100	77,811
4.75%, 11/01/44	350	306,834
3.30%, 09/01/49	516	348,326
2.85%, 12/01/51	253	153,612
Xcel Energy, Inc.
6.50%, 07/01/36	350	377,174
3.50%, 12/01/49	530	368,831
		265,862,053
Electronic Equipment, Instruments & Components — 0.3%
ABB Finance USA, Inc., 4.38%, 05/08/42	425	373,782
Amphenol Corp.
5.38%, 11/15/54(a)	425	406,719
5.30%, 11/15/55	1,165	1,089,814
Emerson Electric Co.
5.25%, 11/15/39	100	100,426
2.75%, 10/15/50	729	449,499
2.80%, 12/21/51	1,132	695,798
Fortive Corp., 4.30%, 06/15/46	575	466,132
GE Vernova, Inc., 5.50%, 02/04/56	645	617,876
Honeywell International, Inc.
3.81%, 11/21/47	363	275,322
2.80%, 06/01/50	859	545,881
Tyco Electronics Group SA, 7.13%, 10/01/37	425	489,180
Vertiv Holdings Co.
5.65%, 03/15/46	260	249,940
5.80%, 03/15/56	215	208,054
5.95%, 03/15/66	345	333,549
		6,301,972
Energy Equipment & Services — 0.4%
Baker Hughes Holdings LLC, 5.13%, 09/15/40	1,001	965,976
Baker Hughes Holdings LLC/Baker Hughes Co- Obligor, Inc.
4.08%, 12/15/47(a)	1,268	1,001,757
5.85%, 06/15/56	1,735	1,711,903
Halliburton Co.
6.70%, 09/15/38(a)	600	665,560
7.45%, 09/15/39	805	946,629
4.50%, 11/15/41	550	476,959
4.75%, 08/01/43	786	690,403
5.00%, 11/15/45	1,709	1,530,533
NOV, Inc., 3.95%, 12/01/42(a)	1,092	862,763
		8,852,483
Environmental, Maintenance & Security Service — 0.2%
Republic Services, Inc.
6.20%, 03/01/40	300	325,720
5.70%, 05/15/41	325	335,353
3.05%, 03/01/50(a)	350	230,601
Waste Connections, Inc.
4.80%, 07/15/36	200	195,742
3.05%, 04/01/50	404	265,220
2.95%, 01/15/52(a)	675	425,742
Waste Management, Inc.
2.95%, 06/01/41	420	313,026
4.10%, 03/01/45	530	438,185
Security	Par (000)	Value
Environmental, Maintenance & Security Service (continued)
Waste Management, Inc. (continued)
4.15%, 07/15/49(a)	$488	$ 393,571
2.50%, 11/15/50	575	341,655
5.35%, 10/15/54(a)	1,105	1,051,760
		4,316,575
Financial Services — 0.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.85%, 10/29/41	1,325	1,064,533
Apollo Global Management, Inc., 5.80%, 05/21/54(a)	650	614,541
Ares Management Corp., 5.60%, 10/11/54	700	626,941
Blue Owl Finance LLC, 4.13%, 10/07/51(a)	300	200,024
Brookfield Asset Management Ltd., 6.08%, 09/15/55	775	765,823
Brookfield Finance LLC/Brookfield Finance, Inc., 3.45%, 04/15/50(a)	725	478,662
Brookfield Finance, Inc.
4.70%, 09/20/47(a)	873	729,525
3.50%, 03/30/51	681	456,010
3.63%, 02/15/52	329	222,840
5.97%, 03/04/54	915	892,072
5.81%, 03/03/55	350	334,000
CI Financial Corp., 4.10%, 06/15/51	400	265,840
CME Group, Inc.
5.30%, 09/15/43	979	964,765
4.15%, 06/15/48(a)	400	331,641
Franklin Resources, Inc., 2.95%, 08/12/51(a)	325	201,087
Intercontinental Exchange, Inc.
2.65%, 09/15/40	1,229	896,508
4.25%, 09/21/48	1,113	899,717
3.00%, 06/15/50	1,159	750,788
4.95%, 06/15/52(a)	1,371	1,228,600
3.00%, 09/15/60	1,435	838,117
5.20%, 06/15/62	1,125	1,005,588
Invesco Finance PLC, 5.38%, 11/30/43	513	485,382
Jefferies Financial Group, Inc., 6.50%, 01/20/43	100	98,935
Legg Mason, Inc., 5.63%, 01/15/44(a)	616	600,389
Nasdaq, Inc.
2.50%, 12/21/40	250	174,603
3.25%, 04/28/50	130	86,761
3.95%, 03/07/52	1,102	813,261
5.95%, 08/15/53(a)	550	551,017
6.10%, 06/28/63	750	756,778
Raymond James Financial, Inc.
4.95%, 07/15/46	713	634,776
3.75%, 04/01/51	750	540,563
5.65%, 09/11/55(a)	740	707,255
Voya Financial, Inc.
5.70%, 07/15/43(a)	338	324,980
4.80%, 06/15/46	305	261,465
		19,803,787
Food Products — 1.6%
Archer-Daniels-Midland Co.
4.54%, 03/26/42	275	243,416
4.02%, 04/16/43	459	376,778
3.75%, 09/15/47	404	305,575
4.50%, 03/15/49	554	467,134
2.70%, 09/15/51	575	342,749
Conagra Brands, Inc.
5.30%, 11/01/38	929	865,246
5.40%, 11/01/48(a)	873	744,957

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Food Products (continued)
Flowers Foods, Inc., 6.20%, 03/15/55	$250	$ 209,895
General Mills, Inc.
5.40%, 06/15/40	450	436,537
4.15%, 02/15/43	450	360,168
4.70%, 04/17/48(a)	325	269,950
3.00%, 02/01/51(a)	621	379,622
Hershey Co.
3.38%, 08/15/46	275	199,502
3.13%, 11/15/49	313	208,975
2.65%, 06/01/50	200	121,064
Hormel Foods Corp., 3.05%, 06/03/51	613	390,114
Ingredion, Inc., 3.90%, 06/01/50	313	231,688
J.M. Smucker Co.
6.50%, 11/15/43(a)	800	837,646
4.38%, 03/15/45	513	419,298
6.50%, 11/15/53(a)	855	895,466
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings
5.63%, 03/10/37(b)	790	787,603
4.38%, 02/02/52	1,150	863,903
6.50%, 12/01/52	1,325	1,327,562
7.25%, 11/15/53	875	951,160
6.38%, 02/25/55	510	503,982
6.25%, 03/01/56	1,050	1,015,230
6.40%, 05/10/57(a)(b)	665	653,716
6.38%, 04/15/66	1,050	1,010,813
Kellanova
4.50%, 04/01/46	503	428,212
5.75%, 05/16/54	300	292,577
Koninklijke Ahold Delhaize NV, 5.70%, 10/01/40	400	402,385
Kraft Heinz Foods Co.
6.88%, 01/26/39	813	883,490
4.63%, 10/01/39	388	342,604
6.50%, 02/09/40	321	336,063
5.00%, 06/04/42	1,237	1,092,102
5.20%, 07/15/45	1,428	1,250,085
4.38%, 06/01/46	2,452	1,920,274
4.88%, 10/01/49	1,537	1,258,837
5.50%, 06/01/50	863	771,961
Kroger Co.
6.90%, 04/15/38	350	395,033
5.40%, 07/15/40(a)	500	487,734
5.00%, 04/15/42	350	321,968
5.15%, 08/01/43	209	192,779
3.88%, 10/15/46	613	462,095
4.45%, 02/01/47	729	595,678
4.65%, 01/15/48(a)	213	178,010
5.40%, 01/15/49	713	662,172
3.95%, 01/15/50	725	538,683
5.50%, 09/15/54	1,640	1,519,484
5.65%, 09/15/64	1,445	1,341,337
McCormick & Co., Inc., 4.20%, 08/15/47	360	280,083
Mondelez International, Inc., 2.63%, 09/04/50	1,055	622,479
Sysco Corp.
6.60%, 04/01/40	650	696,356
4.85%, 10/01/45	372	317,674
4.50%, 04/01/46	328	266,245
4.45%, 03/15/48	213	169,878
3.30%, 02/15/50	600	392,541
6.60%, 04/01/50(a)	979	1,021,052
3.15%, 12/14/51	1,000	621,778
Security	Par (000)	Value
Food Products (continued)
The Campbell’s Co.
4.80%, 03/15/48	$720	$ 570,077
3.13%, 04/24/50	540	321,954
5.25%, 10/13/54(a)	275	225,166
Tyson Foods, Inc.
5.15%, 08/15/44	413	379,797
4.55%, 06/02/47	713	601,245
5.10%, 09/28/48(a)	1,268	1,146,219
		38,725,856
Gas Utilities — 0.0%
Washington Gas Light Co.
3.65%, 09/15/49	338	240,736
Series K, 3.80%, 09/15/46	275	206,834
		447,570
Ground Transportation — 2.5%
Burlington Northern Santa Fe LLC
6.20%, 08/15/36	250	272,406
6.15%, 05/01/37	650	707,562
5.75%, 05/01/40	750	781,686
5.05%, 03/01/41	750	727,724
5.40%, 06/01/41	500	500,091
4.95%, 09/15/41	350	334,702
4.40%, 03/15/42	347	305,894
4.38%, 09/01/42	613	533,620
4.45%, 03/15/43	330	287,834
5.15%, 09/01/43	963	914,042
4.90%, 04/01/44	1,013	929,398
4.55%, 09/01/44	813	707,991
4.15%, 04/01/45	1,063	873,336
4.70%, 09/01/45	738	652,366
3.90%, 08/01/46	809	631,540
4.13%, 06/15/47	763	613,513
4.05%, 06/15/48	529	415,131
4.15%, 12/15/48	913	728,352
3.55%, 02/15/50	931	666,815
3.05%, 02/15/51	679	436,256
3.30%, 09/15/51	1,129	759,988
2.88%, 06/15/52	175	107,344
4.45%, 01/15/53	850	697,679
5.20%, 04/15/54	810	745,827
5.50%, 03/15/55	1,360	1,309,769
5.55%, 03/15/56	700	676,615
5.80%, 03/15/56(a)	1,125	1,126,420
Canadian National Railway Co.
6.20%, 06/01/36	350	379,450
6.38%, 11/15/37	200	220,457
3.20%, 08/02/46	460	323,909
3.65%, 02/03/48	393	293,335
4.45%, 01/20/49	700	585,986
2.45%, 05/01/50	524	305,697
4.40%, 08/05/52(a)	693	575,482
6.13%, 11/01/53	185	193,823
Canadian Pacific Railway Co.
5.95%, 05/15/37	350	372,383
3.00%, 12/02/41	892	657,237
4.30%, 05/15/43	325	276,934
4.80%, 08/01/45	619	552,162
4.95%, 08/15/45	325	295,465
4.70%, 05/01/48	413	357,614
3.50%, 05/01/50	438	308,983
3.10%, 12/02/51(a)	1,492	971,727
5.50%, 03/15/56	700	667,204
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Ground Transportation (continued)
Canadian Pacific Railway Co. (continued)
4.20%, 11/15/69	$177	$ 130,381
6.13%, 09/15/2115	913	920,898
CSX Corp.
6.00%, 10/01/36(a)	125	134,030
6.15%, 05/01/37	650	702,463
6.22%, 04/30/40	750	811,015
5.50%, 04/15/41(a)	550	553,985
4.75%, 05/30/42	511	466,642
4.40%, 03/01/43	100	87,183
4.10%, 03/15/44	650	535,646
3.80%, 11/01/46	750	575,350
4.30%, 03/01/48	995	812,974
4.75%, 11/15/48	525	456,398
4.50%, 03/15/49	429	357,250
3.35%, 09/15/49	590	406,240
3.80%, 04/15/50	554	411,088
3.95%, 05/01/50	871	663,327
2.50%, 05/15/51	675	394,886
4.50%, 11/15/52(a)	925	770,099
4.50%, 08/01/54	413	340,234
4.90%, 03/15/55(a)	610	539,452
4.25%, 11/01/66	513	385,039
4.65%, 03/01/68	513	413,499
Norfolk Southern Corp.
4.84%, 10/01/41	600	555,478
3.95%, 10/01/42	626	510,549
4.45%, 06/15/45	563	479,111
4.65%, 01/15/46	525	456,378
3.94%, 11/01/47	745	575,092
4.15%, 02/28/48	713	568,561
4.10%, 05/15/49	50	38,839
3.40%, 11/01/49	476	327,124
3.05%, 05/15/50	875	562,462
2.90%, 08/25/51	626	384,758
4.05%, 08/15/52	829	631,474
3.70%, 03/15/53	422	300,159
4.55%, 06/01/53	875	724,111
5.35%, 08/01/54(a)	1,100	1,025,749
3.16%, 05/15/55	954	603,584
5.95%, 03/15/64	425	423,532
5.10%, 08/01/2118	275	234,306
4.10%, 05/15/2121	279	188,840
Union Pacific Corp.
3.60%, 09/15/37	561	492,418
3.55%, 08/15/39	500	421,303
3.20%, 05/20/41	1,050	811,718
3.38%, 02/14/42	493	382,368
4.05%, 11/15/45	388	311,324
4.05%, 03/01/46	516	412,761
3.35%, 08/15/46	275	195,767
4.00%, 04/15/47	500	392,334
4.50%, 09/10/48	413	346,783
4.30%, 03/01/49	750	611,891
3.25%, 02/05/50	1,611	1,095,823
3.80%, 10/01/51	1,213	895,895
2.95%, 03/10/52	786	492,690
4.95%, 09/09/52	575	517,033
3.50%, 02/14/53	1,216	846,657
4.95%, 05/15/53	625	555,453
5.60%, 12/01/54(a)	825	805,597
3.88%, 02/01/55	400	294,687
Security	Par (000)	Value
Ground Transportation (continued)
Union Pacific Corp. (continued)
3.95%, 08/15/59	$445	$ 322,882
3.84%, 03/20/60	1,376	976,358
3.55%, 05/20/61	577	381,420
2.97%, 09/16/62	2,100	1,207,446
5.15%, 01/20/63	200	178,311
4.10%, 09/15/67	300	216,798
3.75%, 02/05/70(a)	475	315,670
3.80%, 04/06/71	559	377,566
3.85%, 02/14/72(a)	451	307,261
		58,406,149
Health Care Equipment & Supplies — 1.3%
Abbott Laboratories
4.75%, 11/30/36(a)	1,492	1,459,752
6.15%, 11/30/37	650	708,889
4.75%, 03/15/38	2,675	2,581,650
6.00%, 04/01/39	250	268,109
5.30%, 05/27/40	613	616,942
4.75%, 04/15/43(a)	463	422,616
4.90%, 11/30/46	3,075	2,800,462
5.50%, 03/15/56	2,775	2,682,691
5.60%, 03/15/66	2,675	2,577,766
Baxter International, Inc.
3.50%, 08/15/46	418	275,353
3.13%, 12/01/51(a)	726	417,665
Boston Scientific Corp.
4.55%, 03/01/39	365	339,535
7.38%, 01/15/40	200	235,310
4.70%, 03/01/49(a)	864	755,156
Danaher Corp.
4.38%, 09/15/45	650	553,237
2.60%, 10/01/50(a)	988	587,247
2.80%, 12/10/51	910	557,850
DH Europe Finance II SARL
3.25%, 11/15/39	754	605,631
3.40%, 11/15/49	658	461,753
GE HealthCare Technologies, Inc., 6.38%, 11/22/52(a)	915	961,621
Koninklijke Philips NV
6.88%, 03/11/38	550	606,303
5.00%, 03/15/42	413	375,682
Medtronic, Inc.
4.00%, 04/01/43	200	166,332
4.63%, 03/15/45	1,825	1,619,538
Revvity, Inc., 3.63%, 03/15/51	400	278,860
Solventum Corp., 5.90%, 04/30/54(a)	1,125	1,090,283
STERIS Irish FinCo UnLtd Co., 3.75%, 03/15/51	700	496,674
Stryker Corp.
4.10%, 04/01/43	400	329,533
4.38%, 05/15/44(a)	300	253,235
4.63%, 03/15/46	986	853,526
2.90%, 06/15/50(a)	588	372,165
Thermo Fisher Scientific, Inc.
4.89%, 10/07/37	650	638,226
2.80%, 10/15/41	1,477	1,073,644
5.40%, 08/10/43	435	428,342
5.30%, 02/01/44	150	144,680
5.55%, 02/12/46	405	397,241
4.10%, 08/15/47	613	497,881

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care Equipment & Supplies (continued)
Zimmer Biomet Holdings, Inc.
5.75%, 11/30/39	$300	$ 302,292
4.45%, 08/15/45	313	268,506
		30,062,178
Health Care Providers & Services — 4.9%
AdventHealth Obligated Group, Series E, 2.80%, 11/15/51	66	40,114
Adventist Health System, 3.63%, 03/01/49	227	153,680
Advocate Health & Hospitals Corp.
4.27%, 08/15/48	27	22,054
3.39%, 10/15/49	1,585	1,114,862
Series 2020, 3.01%, 06/15/50	198	129,035
Aetna, Inc.
6.63%, 06/15/36	700	756,515
6.75%, 12/15/37	500	543,983
4.50%, 05/15/42	528	441,731
4.75%, 03/15/44	449	378,400
3.88%, 08/15/47	425	307,922
AHS Hospital Corp.
5.02%, 07/01/45	100	92,413
Series 2021, 2.78%, 07/01/51	961	585,945
Allina Health System
Series 2019, 3.89%, 04/15/49	142	107,989
Series 2021, 2.90%, 11/15/51	350	221,636
Ascension Health
3.95%, 11/15/46	1,043	825,674
Series B, 3.11%, 11/15/39	1,150	906,108
Banner Health(a)
2.91%, 01/01/42	1,140	824,198
2.91%, 01/01/51	231	144,815
Series 2020, 3.18%, 01/01/50	118	79,588
BayCare Health System, Inc., Series 2020, 3.83%, 11/15/50	538	403,646
Baylor Scott & White Holdings, Series 2021, 2.84%, 11/15/50	2,096	1,310,032
Catholic Health Services of Long Island Obligated Group, Series 2020, 3.37%, 07/01/50	145	97,523
Children’s Hospital Corp., Series 2017, 4.12%, 01/01/47	130	106,969
Children’s Hospital Medical Center, Series 2014T, 4.27%, 05/15/44	1,000	854,143
Children’s Hospital of Philadelphia, Series 2020, 2.70%, 07/01/50	93	57,270
Cigna Group
4.80%, 08/15/38	2,104	1,977,840
3.20%, 03/15/40	929	720,368
6.13%, 11/15/41	325	336,486
4.80%, 07/15/46	1,261	1,091,487
3.88%, 10/15/47	695	522,716
4.90%, 12/15/48	2,893	2,503,376
3.40%, 03/15/50	1,204	819,034
3.40%, 03/15/51	1,261	850,003
5.60%, 02/15/54(a)	1,325	1,249,283
6.00%, 01/15/56	620	618,840
City of Hope, Series 2013, 5.62%, 11/15/43	510	494,027
Cleveland Clinic Foundation, 4.86%, 01/01/2114(a)	250	206,646
CommonSpirit Health
4.35%, 11/01/42	100	85,813
5.58%, 09/01/45	90	86,574
3.82%, 10/01/49	1,087	796,631
4.19%, 10/01/49	1,361	1,052,728
Security	Par (000)	Value
Health Care Providers & Services (continued)
CommonSpirit Health (continued)
3.91%, 10/01/50	$200	$ 146,633
6.46%, 11/01/52	343	365,482
5.55%, 12/01/54	805	752,512
5.66%, 09/01/55	95	90,467
Community Health Network, Inc., Series 2020-A, 3.10%, 05/01/50(a)	225	141,725
Corewell Health Obligated Group, Series 19A, 3.49%, 07/15/49(a)	1,000	707,848
Cottage Health Obligated Group, Series 2020, 3.30%, 11/01/49	1,000	684,272
Dartmouth-Hitchcock Health, Series B, 4.18%, 08/01/48	664	509,893
Dignity Health, 5.27%, 11/01/64(a)	151	133,553
Duke University Health System, Inc., Series 2017, 3.92%, 06/01/47	862	677,737
Elevance Health, Inc.
6.38%, 06/15/37(a)	350	375,440
4.63%, 05/15/42	975	857,085
4.65%, 01/15/43	259	226,475
5.10%, 01/15/44	745	680,354
4.65%, 08/15/44	888	764,328
4.38%, 12/01/47	1,179	952,773
4.55%, 03/01/48	820	679,249
3.70%, 09/15/49	450	320,567
3.13%, 05/15/50	999	641,948
3.60%, 03/15/51	1,470	1,023,533
4.55%, 05/15/52	679	548,681
6.10%, 10/15/52	810	816,200
5.13%, 02/15/53	900	791,145
5.65%, 06/15/54	940	888,092
5.70%, 02/15/55	1,375	1,313,021
5.70%, 09/15/55(a)	825	788,575
5.85%, 11/01/64	700	670,529
Franciscan Missionaries of Our Lady Health System, Inc., Series B, 3.91%, 07/01/49(a)	350	262,958
Fred Hutchinson Cancer Center, Series 2022, 4.97%, 01/01/52	426	381,972
Hackensack Meridian Health, Inc.
4.21%, 07/01/48	100	81,432
4.50%, 07/01/57(a)	700	586,258
Series 2020, 2.68%, 09/01/41	526	372,165
Series 2020, 2.88%, 09/01/50	357	221,191
Hartford HealthCare Corp., 3.45%, 07/01/54	113	78,786
HCA, Inc.
5.13%, 06/15/39	979	924,591
4.38%, 03/15/42	500	418,365
5.50%, 06/15/47	1,479	1,354,801
5.25%, 06/15/49	2,056	1,813,891
3.50%, 07/15/51	1,645	1,083,554
4.63%, 03/15/52	1,856	1,475,970
5.90%, 06/01/53	985	935,830
6.00%, 04/01/54	1,540	1,485,505
5.95%, 09/15/54	705	675,969
6.20%, 03/01/55(a)	755	747,959
5.70%, 11/15/55(a)	875	812,551
6.10%, 04/01/64(a)	700	675,414
Hoag Memorial Hospital Presbyterian, 3.80%, 07/15/52	527	392,692
Humana, Inc.
4.63%, 12/01/42	454	373,663
4.95%, 10/01/44	838	707,242
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care Providers & Services (continued)
Humana, Inc. (continued)
4.80%, 03/15/47	$480	$ 385,773
3.95%, 08/15/49	400	279,703
5.50%, 03/15/53(a)	650	567,258
5.75%, 04/15/54	800	723,497
6.00%, 05/01/55	400	373,330
Indiana University Health, Inc. Obligated Group, Series 2021, 2.85%, 11/01/51(a)	913	566,310
Inova Health System Foundation, 4.07%, 05/15/52	25	19,486
Integris Baptist Medical Center, Inc., Series A, 3.88%, 08/15/50	222	161,148
Johns Hopkins Health System Corp., 3.84%, 05/15/46	1,113	871,022
Kaiser Foundation Hospitals
4.15%, 05/01/47	1,119	906,479
Series 2019, 3.27%, 11/01/49	643	440,384
Series 2021, 2.81%, 06/01/41	1,530	1,113,261
Series 2021, 3.00%, 06/01/51	2,855	1,820,955
Laboratory Corp. of America Holdings, 4.70%, 02/01/45(a)	821	721,214
Mass General Brigham, Inc.
Series 2017, 3.77%, 07/01/48	600	454,820
Series 2020, 3.19%, 07/01/49(a)	913	617,754
Series 2020, 3.34%, 07/01/60	429	275,739
Mayo Clinic
Series 2016, 4.13%, 11/15/52	225	178,646
Series 2021, 3.20%, 11/15/61	1,001	630,986
McLaren Health Care Corp., Series A, 4.39%, 05/15/48	250	205,565
MedStar Health, Inc., Series 20A, 3.63%, 08/15/49(a)	325	235,152
Memorial Health Services, 3.45%, 11/01/49	423	295,921
Memorial Sloan-Kettering Cancer Center
5.00%, 07/01/42	130	123,495
4.13%, 07/01/52	330	262,583
Series 2015, 4.20%, 07/01/55	100	79,798
Series 2020, 2.96%, 01/01/50	1,505	972,083
Methodist Hospital, Series 20A, 2.71%, 12/01/50	942	570,023
Montefiore Obligated Group, 4.29%, 09/01/50(a)	300	206,093
Mount Nittany Medical Center Obligated Group, Series 2022, 3.80%, 11/15/52	103	75,648
MyMichigan Health, Series 2020, 3.41%, 06/01/50	350	238,854
Nationwide Children’s Hospital, Inc., 4.56%, 11/01/52	25	21,256
New York and Presbyterian Hospital
2.26%, 08/01/40	513	351,166
4.02%, 08/01/45	597	486,276
2.61%, 08/01/60(a)	413	224,938
Series 2019, 3.95%, 08/01/2119	270	183,469
Northwell Healthcare, Inc.
3.98%, 11/01/46(a)	130	100,555
4.26%, 11/01/47	100	80,434
3.81%, 11/01/49	1,544	1,126,921
Northwestern Memorial Healthcare Obligated Group, Series 2021, 2.63%, 07/15/51	100	60,988
Novant Health, Inc.
2.64%, 11/01/36	66	52,285
3.17%, 11/01/51	1,058	687,006
3.32%, 11/01/61(a)	341	212,975
NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery, Series 2020, 2.67%, 10/01/50	375	225,853
NYU Langone Hospitals
4.78%, 07/01/44	200	178,890
4.37%, 07/01/47	645	548,554
Security	Par (000)	Value
Health Care Providers & Services (continued)
NYU Langone Hospitals (continued)
Series 13-A, 5.75%, 07/01/43	$600	$ 602,617
Series 2020, 3.38%, 07/01/55	500	335,789
OhioHealth Corp., 2.83%, 11/15/41	272	198,649
Orlando Health Obligated Group
4.09%, 10/01/48(a)	100	80,929
3.33%, 10/01/50	125	87,560
PeaceHealth Obligated Group
Series 2018, 4.79%, 11/15/48	250	215,527
Series 2020, 3.22%, 11/15/50	366	239,189
Piedmont Healthcare, Inc.
2.86%, 01/01/52	375	231,211
Series 2042, 2.72%, 01/01/42	106	74,433
Presbyterian Healthcare Services, 4.88%, 08/01/52	108	94,419
Providence St. Joseph Health Obligated Group, Series 21A, 2.70%, 10/01/51	1,399	810,795
Queen’s Health Systems, 4.81%, 07/01/52	60	52,577
Quest Diagnostics, Inc., 4.70%, 03/30/45	263	232,074
Rady Children’s Hospital-San Diego, Series 21A, 3.15%, 08/15/51(a)	257	170,949
Seattle Children’s Hospital, Series 2021, 2.72%, 10/01/50	213	130,673
Sentara Health, Series 2021, 2.93%, 11/01/51	63	39,547
Stanford Health Care
3.03%, 08/15/51	579	373,907
Series 2018, 3.80%, 11/15/48	500	380,491
Summa Health, 3.51%, 11/15/51	130	94,975
Sutter Health
5.55%, 08/15/53	915	889,813
Series 2018, 4.09%, 08/15/48	27	21,408
Series 20A, 3.16%, 08/15/40	115	88,649
Series 20A, 3.36%, 08/15/50	800	551,813
Texas Health Resources
2.33%, 11/15/50	382	212,691
4.33%, 11/15/55	125	102,948
Trinity Health Corp.
4.13%, 12/01/45	1,000	815,640
Series 2019, 3.43%, 12/01/48(a)	64	47,042
Series 2021, 2.63%, 12/01/40	29	20,760
UMass Memorial Health Care Obligated Group, 5.36%, 07/01/52	212	193,892
UnitedHealth Group, Inc.
6.50%, 06/15/37	500	549,420
6.63%, 11/15/37	800	889,325
6.88%, 02/15/38	726	822,560
3.50%, 08/15/39	1,784	1,456,758
2.75%, 05/15/40	1,175	860,819
5.95%, 02/15/41	226	233,006
3.05%, 05/15/41	1,239	923,727
4.63%, 11/15/41	496	443,303
4.38%, 03/15/42	650	561,091
3.95%, 10/15/42	597	484,762
4.25%, 03/15/43	1,163	974,206
5.50%, 07/15/44	900	873,425
4.75%, 07/15/45	1,943	1,706,154
4.20%, 01/15/47	620	495,871
4.25%, 04/15/47	829	666,787
3.75%, 10/15/47	1,113	828,833
4.25%, 06/15/48	1,410	1,125,163
4.45%, 12/15/48	779	641,233
3.70%, 08/15/49	1,443	1,044,591
2.90%, 05/15/50	1,319	826,241
3.25%, 05/15/51	2,358	1,561,045

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care Providers & Services (continued)
UnitedHealth Group, Inc. (continued)
4.75%, 05/15/52	$2,000	$ 1,691,292
5.88%, 02/15/53	1,400	1,384,820
5.05%, 04/15/53	1,900	1,679,312
5.38%, 04/15/54	1,500	1,386,614
5.63%, 07/15/54	2,400	2,300,214
5.95%, 06/15/55(a)	85	85,890
3.88%, 08/15/59	1,354	947,318
3.13%, 05/15/60(a)	1,200	717,843
4.95%, 05/15/62	850	718,236
6.05%, 02/15/63	625	626,782
5.20%, 04/15/63	1,805	1,581,701
5.50%, 04/15/64	1,200	1,103,252
5.75%, 07/15/64	1,950	1,865,332
UPMC, 5.38%, 05/15/43	500	475,781
WakeMed, Series A, 3.29%, 10/01/52	159	105,130
West Virginia United Health System Obligated Group, Series 2020, 3.13%, 06/01/50	100	63,065
Willis-Knighton Medical Center
Series 2018, 4.81%, 09/01/48	278	239,806
Series 2021, 3.07%, 03/01/51	200	126,121
Yale-New Haven Health Services Corp., Series 2020, 2.50%, 07/01/50(a)	257	150,155
		117,851,470
Health Care REITs — 0.1%
Alexandria Real Estate Equities, Inc.
5.25%, 05/15/36	265	257,882
4.85%, 04/15/49	263	219,598
4.00%, 02/01/50	379	276,761
3.00%, 05/18/51	200	123,370
3.55%, 03/15/52(a)	565	379,549
5.15%, 04/15/53	445	382,864
5.63%, 05/15/54(a)	500	461,621
Healthpeak OP LLC, 6.75%, 02/01/41	275	298,296
Welltower OP LLC
6.50%, 03/15/41(a)	450	492,705
4.95%, 09/01/48	550	497,778
		3,390,424
Hotels, Restaurants & Leisure — 0.6%
Darden Restaurants, Inc., 4.55%, 02/15/48(a)	213	172,508
Marriott International, Inc.
5.50%, 04/15/37	1,400	1,400,999
5.10%, 05/01/38	725	694,872
McDonald’s Corp.
6.30%, 10/15/37	875	955,140
5.70%, 02/01/39	300	310,665
4.88%, 07/15/40	139	130,635
3.70%, 02/15/42	826	661,035
3.63%, 05/01/43	275	211,760
4.60%, 05/26/45	579	497,542
4.88%, 12/09/45	1,479	1,317,669
4.45%, 03/01/47	1,163	970,103
4.45%, 09/01/48	475	392,008
3.63%, 09/01/49	1,999	1,437,899
4.20%, 04/01/50	622	491,366
5.15%, 09/09/52(a)	700	631,610
5.45%, 08/14/53(a)	640	602,781
Series I, 6.30%, 03/01/38	579	630,921
Starbucks Corp.
4.30%, 06/15/45	200	163,098
3.75%, 12/01/47	679	500,727
Security	Par (000)	Value
Hotels, Restaurants & Leisure (continued)
Starbucks Corp. (continued)
4.50%, 11/15/48	$755	$ 619,792
4.45%, 08/15/49	1,075	874,793
3.35%, 03/12/50	554	373,838
3.50%, 11/15/50(a)	1,135	784,892
		14,826,653
Household Durables — 0.0%
Leggett & Platt, Inc., 3.50%, 11/15/51	450	279,236
Sekisui House U.S., Inc.
6.00%, 01/15/43	529	485,234
3.97%, 08/06/61(a)	200	130,339
		894,809
Household Products — 0.1%
Church & Dwight Co., Inc.
3.95%, 08/01/47	270	209,569
5.00%, 06/15/52	426	383,243
Kimberly-Clark Corp.
6.63%, 08/01/37(a)	800	909,317
5.30%, 03/01/41	413	413,420
3.20%, 07/30/46	511	358,330
3.90%, 05/04/47	470	365,777
2.88%, 02/07/50	360	230,668
		2,870,324
Industrial Conglomerates — 0.4%
3M Co.
5.70%, 03/15/37(a)	550	571,127
3.88%, 06/15/44	300	234,063
3.13%, 09/19/46(a)	563	380,211
3.63%, 10/15/47(a)	400	289,777
4.00%, 09/14/48	1,079	831,152
3.25%, 08/26/49	955	643,633
3.70%, 04/15/50(a)	518	376,076
Eaton Corp.
4.15%, 11/02/42	988	847,850
3.92%, 09/15/47	250	197,377
4.70%, 08/23/52(a)	625	545,852
5.45%, 03/06/56	1,350	1,305,192
Illinois Tool Works, Inc.
4.88%, 09/15/41	569	537,225
3.90%, 09/01/42	1,275	1,060,364
Parker-Hannifin Corp.
4.45%, 11/21/44	425	366,539
4.10%, 03/01/47	413	331,195
4.00%, 06/14/49	663	519,468
Series A, 6.25%, 05/15/38	295	321,565
		9,358,666
Insurance — 3.4%
Aflac, Inc.
4.00%, 10/15/46	340	264,156
4.75%, 01/15/49	418	357,947
Alleghany Corp.
4.90%, 09/15/44	150	133,163
3.25%, 08/15/51	404	263,917
Allstate Corp.
4.50%, 06/15/43	497	424,565
4.20%, 12/15/46	504	400,946
3.85%, 08/10/49(a)	534	394,817
(3-mo. SOFR US + 2.38%), 6.50%, 05/15/67(c)	325	333,154
American Financial Group, Inc., 4.50%, 06/15/47	645	522,025
American International Group, Inc.
4.50%, 07/16/44	650	555,355
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
American International Group, Inc. (continued)
4.80%, 07/10/45	$375	$ 329,716
4.75%, 04/01/48(a)	854	737,049
4.38%, 06/30/50(a)	1,013	817,861
Aon Corp., 6.25%, 09/30/40	105	111,735
Aon Corp./Aon Global Holdings PLC
2.90%, 08/23/51	1,100	667,083
3.90%, 02/28/52	1,139	830,934
Aon Global Ltd.
4.60%, 06/14/44	588	504,271
4.75%, 05/15/45	463	400,074
Aon North America, Inc., 5.75%, 03/01/54	1,520	1,460,766
Arch Capital Finance LLC, 5.03%, 12/15/46	350	315,127
Arch Capital Group Ltd., 3.64%, 06/30/50	779	557,118
Arch Capital Group U.S., Inc., 5.14%, 11/01/43	384	354,158
Arthur J Gallagher & Co.
3.50%, 05/20/51	963	652,952
3.05%, 03/09/52(a)	200	122,537
5.75%, 03/02/53	624	593,643
6.75%, 02/15/54	535	576,332
5.75%, 07/15/54	455	434,176
5.55%, 02/15/55(a)	1,405	1,303,115
Assured Guaranty U.S. Holdings, Inc., 3.60%, 09/15/51(a)	400	268,738
Athene Holding Ltd.
3.95%, 05/25/51	444	300,455
3.45%, 05/15/52(a)	475	290,103
6.25%, 04/01/54	800	733,339
6.63%, 05/19/55(a)	450	434,537
Berkshire Hathaway Finance Corp.
5.75%, 01/15/40	500	535,303
4.40%, 05/15/42	676	605,302
4.30%, 05/15/43(a)	563	493,333
4.20%, 08/15/48	2,159	1,762,098
4.25%, 01/15/49	1,879	1,536,396
2.85%, 10/15/50	1,604	1,007,383
2.50%, 01/15/51(a)	928	545,205
3.85%, 03/15/52	2,492	1,881,059
Berkshire Hathaway, Inc., 4.50%, 02/11/43(a)	911	822,264
Brighthouse Financial, Inc.
4.70%, 06/22/47(a)	485	336,659
3.85%, 12/22/51	250	145,189
Brown & Brown, Inc.(a)
4.95%, 03/17/52	620	514,111
6.25%, 06/23/55	970	964,305
Chubb INA Holdings LLC
6.70%, 05/15/36(a)	275	308,179
6.00%, 05/11/37	625	666,422
4.15%, 03/13/43	397	333,543
4.35%, 11/03/45	1,559	1,324,872
2.85%, 12/15/51(a)	838	519,894
3.05%, 12/15/61	886	529,792
Series 1, 6.50%, 05/15/38	526	584,509
Corebridge Financial, Inc.(a)
4.35%, 04/05/42	225	187,327
4.40%, 04/05/52	1,230	974,140
Equitable Holdings, Inc., 5.00%, 04/20/48	1,267	1,093,732
Everest Reinsurance Holdings, Inc.
4.87%, 06/01/44	375	321,079
3.50%, 10/15/50	913	609,794
3.13%, 10/15/52	815	496,139
Fairfax Financial Holdings Ltd.
6.35%, 03/22/54	890	907,320
Security	Par (000)	Value
Insurance (continued)
Fairfax Financial Holdings Ltd. (continued)
6.10%, 03/15/55	$500	$ 489,254
Fidelity National Financial, Inc., 3.20%, 09/17/51	422	259,515
Hartford Insurance Group, Inc.
5.95%, 10/15/36	200	211,741
6.10%, 10/01/41	376	393,650
4.30%, 04/15/43	400	335,123
4.40%, 03/15/48	500	412,484
3.60%, 08/19/49	856	614,896
2.90%, 09/15/51(a)	629	389,731
Jackson Financial, Inc., 4.00%, 11/23/51	500	332,575
Lincoln National Corp.
6.30%, 10/09/37(a)	413	430,299
7.00%, 06/15/40	575	623,612
4.35%, 03/01/48	115	86,395
Loews Corp., 4.13%, 05/15/43	375	308,468
Manulife Financial Corp., 5.38%, 03/04/46	704	673,903
Markel Group, Inc.
5.00%, 04/05/46	525	458,880
4.30%, 11/01/47	145	111,918
5.00%, 05/20/49	575	492,678
4.15%, 09/17/50	538	400,803
3.45%, 05/07/52	525	343,203
6.00%, 05/16/54(a)	615	600,823
Marsh & McLennan Cos., Inc.
4.75%, 03/15/39	575	540,072
5.35%, 11/15/44	330	312,855
4.35%, 01/30/47	513	419,228
4.20%, 03/01/48	538	429,039
4.90%, 03/15/49	1,329	1,165,296
2.90%, 12/15/51	518	317,236
6.25%, 11/01/52(a)	400	417,852
5.45%, 03/15/53	460	431,940
5.70%, 09/15/53	825	805,131
5.45%, 03/15/54(a)	550	515,637
5.40%, 03/15/55	1,360	1,266,520
MetLife, Inc.
5.88%, 02/06/41	855	881,032
4.13%, 08/13/42	825	686,646
4.88%, 11/13/43	1,036	938,124
4.72%, 12/15/44	450	392,706
4.05%, 03/01/45	1,013	818,581
4.60%, 05/13/46	593	515,434
5.00%, 07/15/52(a)	1,185	1,050,819
5.25%, 01/15/54(a)	900	833,443
6.40%, 12/15/66	1,050	1,077,111
Nationwide Financial Services, Inc., 6.75%, 05/15/87	340	337,494
Old Republic International Corp., 3.85%, 06/11/51	750	529,384
Principal Financial Group, Inc.
6.05%, 10/15/36	575	615,323
4.63%, 09/15/42	250	216,996
4.35%, 05/15/43	250	208,435
4.30%, 11/15/46	213	173,076
5.50%, 03/15/53	325	304,864
Progressive Corp.
4.35%, 04/25/44	351	293,686
3.70%, 01/26/45	330	250,264
4.13%, 04/15/47	713	566,942
4.20%, 03/15/48	438	350,357
3.95%, 03/26/50	563	426,894
3.70%, 03/15/52(a)	655	472,992
Prudential Financial, Inc.
3.00%, 03/10/40	579	437,765

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
Prudential Financial, Inc. (continued)
6.63%, 06/21/40	$200	$ 220,676
4.60%, 05/15/44	663	571,753
3.91%, 12/07/47	663	498,318
4.42%, 03/27/48	450	365,693
3.94%, 12/07/49	1,077	805,995
4.35%, 02/25/50	1,054	845,860
3.70%, 03/13/51(a)	1,211	867,262
Series D, 5.70%, 12/14/36	900	934,391
Series D, 6.63%, 12/01/37	375	414,749
Selective Insurance Group, Inc., 5.38%, 03/01/49(a)	325	291,448
Transatlantic Holdings, Inc., 8.00%, 11/30/39	426	515,381
Travelers Cos., Inc.
6.75%, 06/20/36	163	185,002
6.25%, 06/15/37(a)	963	1,054,238
5.35%, 11/01/40	750	745,150
4.60%, 08/01/43	302	267,273
4.30%, 08/25/45	363	301,458
3.75%, 05/15/46	550	419,784
4.00%, 05/30/47	713	561,747
4.05%, 03/07/48	350	276,703
4.10%, 03/04/49	488	383,745
2.55%, 04/27/50(a)	575	338,656
3.05%, 06/08/51	929	599,876
5.45%, 05/25/53(a)	650	622,756
5.70%, 07/24/55(a)	570	567,132
Unum Group
5.75%, 08/15/42	413	403,713
4.50%, 12/15/49	388	309,060
4.13%, 06/15/51	600	439,556
6.00%, 06/15/54	530	510,837
W.R. Berkley Corp.
4.75%, 08/01/44	275	241,075
4.00%, 05/12/50	363	273,959
3.55%, 03/30/52	463	317,053
3.15%, 09/30/61	350	202,461
Willis North America, Inc.
5.05%, 09/15/48	300	261,578
3.88%, 09/15/49	630	457,861
5.90%, 03/05/54	850	829,988
XL Group Ltd., 5.25%, 12/15/43	300	275,557
		80,598,082
Interactive Media & Services — 1.9%
Alphabet, Inc.
1.90%, 08/15/40(a)	1,091	722,282
5.35%, 11/15/45	1,850	1,789,938
5.50%, 02/15/46	2,090	2,053,811
2.05%, 08/15/50(a)	2,409	1,288,446
5.25%, 05/15/55	1,505	1,398,169
5.45%, 11/15/55	3,810	3,642,224
5.65%, 02/15/56	1,420	1,391,748
2.25%, 08/15/60(a)	2,251	1,121,768
5.30%, 05/15/65	1,335	1,215,330
5.75%, 02/15/66	1,565	1,524,856
5.70%, 11/15/75	2,615	2,504,738
Meta Platforms, Inc.
5.50%, 11/15/45	5,900	5,484,030
4.45%, 08/15/52	2,749	2,131,003
5.60%, 05/15/53	2,170	1,993,940
5.40%, 08/15/54(a)	2,840	2,524,083
5.63%, 11/15/55	3,800	3,481,740
Security	Par (000)	Value
Interactive Media & Services (continued)
Meta Platforms, Inc. (continued)
4.65%, 08/15/62	$1,500	$ 1,135,507
5.75%, 05/15/63	1,740	1,595,907
5.55%, 08/15/64	1,975	1,742,818
5.75%, 11/15/65	5,180	4,705,987
Netflix, Inc., 5.40%, 08/15/54(a)	750	719,215
		44,167,540
Internet Software & Services — 1.6%
Alibaba Group Holding Ltd.
4.00%, 12/06/37	1,078	978,822
2.70%, 02/09/41(a)	950	698,589
4.20%, 12/06/47	1,751	1,445,800
3.15%, 02/09/51	1,166	778,446
5.63%, 11/26/54(a)	400	397,330
4.40%, 12/06/57(a)	878	713,208
3.25%, 02/09/61(a)	1,150	726,517
Amazon.com, Inc.
3.88%, 08/22/37	2,229	2,004,683
2.88%, 05/12/41	2,185	1,611,920
4.95%, 12/05/44(a)	1,438	1,336,531
5.65%, 03/13/46	1,875	1,846,965
4.05%, 08/22/47	3,048	2,420,558
2.50%, 06/03/50	3,029	1,752,902
3.10%, 05/12/51	3,759	2,429,186
3.95%, 04/13/52	1,951	1,478,968
5.45%, 11/20/55	2,525	2,384,310
5.80%, 03/13/56	2,090	2,056,259
4.25%, 08/22/57	1,834	1,416,676
2.70%, 06/03/60	2,029	1,095,705
3.25%, 05/12/61	1,879	1,152,858
4.10%, 04/13/62	1,054	777,333
5.55%, 11/20/65	1,825	1,699,114
5.95%, 03/13/66	1,345	1,326,777
6.05%, 03/13/76	2,525	2,483,875
AppLovin Corp., 5.95%, 12/01/54	415	381,228
eBay, Inc.
4.00%, 07/15/42	700	563,252
3.65%, 05/10/51	913	645,560
JD.com, Inc., 4.13%, 01/14/50	250	202,930
Uber Technologies, Inc., 5.35%, 09/15/54(a)	1,210	1,115,026
		37,921,328
IT Services — 0.6%
Fidelity National Information Services, Inc.
3.10%, 03/01/41	766	551,302
4.50%, 08/15/46	200	161,351
Fiserv, Inc., 4.40%, 07/01/49(a)	1,677	1,268,823
IBM International Capital Pte. Ltd.(a)
5.25%, 02/05/44	950	869,921
5.30%, 02/05/54	1,350	1,191,132
International Business Machines Corp.
4.15%, 05/15/39	2,270	1,962,092
5.60%, 11/30/39(a)	850	854,446
2.85%, 05/15/40	655	473,376
4.00%, 06/20/42	852	686,294
4.70%, 02/19/46	691	583,472
4.25%, 05/15/49	2,595	1,989,533
2.95%, 05/15/50	964	586,414
3.43%, 02/09/52	350	227,891
4.90%, 07/27/52(a)	800	665,835
5.10%, 02/06/53	450	388,414
5.70%, 02/10/55(a)	800	747,615
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
IT Services (continued)
International Business Machines Corp. (continued)
5.80%, 02/03/56(a)	$565	$ 535,139
7.13%, 12/01/96	250	278,461
Kyndryl Holdings, Inc., 4.10%, 10/15/41(a)	429	308,250
		14,329,761
Leisure Products — 0.1%
Harley-Davidson, Inc., 4.63%, 07/28/45(a)	446	352,115
Hasbro, Inc.
6.35%, 03/15/40	488	505,791
5.10%, 05/15/44(a)	155	140,625
Mattel, Inc., 5.45%, 11/01/41	250	227,688
Royal Caribbean Cruises Ltd., 5.25%, 02/27/38	900	860,398
		2,086,617
Machinery — 0.5%
Caterpillar, Inc.
6.05%, 08/15/36(a)	590	646,182
5.20%, 05/27/41	594	590,252
3.80%, 08/15/42	1,603	1,328,691
4.30%, 05/15/44	325	280,110
3.25%, 09/19/49	829	579,180
3.25%, 04/09/50	929	645,606
5.50%, 05/15/55	180	180,497
4.75%, 05/15/64(a)	475	410,796
Deere & Co.
3.90%, 06/09/42	1,029	869,911
2.88%, 09/07/49	292	190,834
3.75%, 04/15/50	650	493,497
5.70%, 01/19/55(a)	680	690,322
Dover Corp., 5.38%, 03/01/41	300	299,312
Ingersoll Rand, Inc., 5.70%, 06/15/54	565	551,439
Otis Worldwide Corp.
3.11%, 02/15/40	754	575,928
3.36%, 02/15/50	576	393,682
Rockwell Automation, Inc.
4.20%, 03/01/49	429	347,018
2.80%, 08/15/61(a)	410	229,290
Snap-on, Inc.
4.10%, 03/01/48(a)	350	279,807
3.10%, 05/01/50	404	268,399
Stanley Black & Decker, Inc.
5.20%, 09/01/40	350	327,795
4.85%, 11/15/48	463	388,073
2.75%, 11/15/50	775	443,342
Xylem, Inc., 4.38%, 11/01/46	413	339,878
		11,349,841
Media — 3.4%
Charter Communications Operating LLC/Charter Communications Operating Capital
5.38%, 04/01/38	729	655,319
3.50%, 06/01/41	1,179	816,966
3.50%, 03/01/42	1,263	856,771
6.48%, 10/23/45	3,001	2,763,007
5.38%, 05/01/47	2,543	2,038,402
5.75%, 04/01/48	2,134	1,789,430
5.13%, 07/01/49	1,229	939,824
4.80%, 03/01/50	2,626	1,928,452
3.70%, 04/01/51	2,271	1,391,362
3.90%, 06/01/52	2,225	1,398,669
5.25%, 04/01/53(a)	1,152	894,809
6.83%, 10/23/55	263	246,573
6.70%, 12/01/55	550	518,422
Security	Par (000)	Value
Media (continued)
Charter Communications Operating LLC/Charter Communications Operating Capital (continued)
3.85%, 04/01/61	$2,042	$ 1,180,245
4.40%, 12/01/61	1,379	880,660
3.95%, 06/30/62	1,593	931,170
5.50%, 04/01/63	900	688,126
Comcast Corp.
3.20%, 07/15/36(a)	1,213	1,013,290
5.17%, 01/15/37(b)	400	389,299
6.45%, 03/15/37	550	595,514
6.95%, 08/15/37	200	224,341
3.90%, 03/01/38	1,363	1,170,054
4.60%, 10/15/38	1,070	976,043
6.55%, 07/01/39	200	215,070
3.25%, 11/01/39	1,579	1,212,819
3.75%, 04/01/40	1,529	1,236,892
4.65%, 07/15/42	375	321,923
4.75%, 03/01/44	308	261,848
4.60%, 08/15/45	436	362,051
3.40%, 07/15/46	1,413	962,005
4.00%, 08/15/47	963	710,684
3.97%, 11/01/47	1,993	1,461,975
4.00%, 03/01/48	1,263	923,687
4.70%, 10/15/48(a)	1,536	1,249,550
4.00%, 11/01/49(a)	2,339	1,688,878
3.45%, 02/01/50	1,600	1,045,136
2.80%, 01/15/51(a)	1,950	1,104,674
2.89%, 11/01/51	4,559	2,616,082
2.45%, 08/15/52(a)	2,184	1,128,912
4.05%, 11/01/52	597	425,228
5.35%, 05/15/53(a)	990	868,462
5.65%, 06/01/54(a)	890	812,149
6.05%, 05/15/55(a)	700	687,137
2.94%, 11/01/56	5,826	3,207,459
4.95%, 10/15/58	829	673,132
2.65%, 08/15/62	1,050	512,565
2.99%, 11/01/63	4,029	2,117,906
5.50%, 05/15/64	1,065	927,748
Fox Corp.
5.48%, 01/25/39	1,054	1,026,293
5.58%, 01/25/49(a)	1,404	1,294,285
Meta Platforms, Inc.
6.20%, 05/15/46	1,500	1,501,813
6.30%, 05/15/56	1,500	1,502,310
6.45%, 05/15/66	1,500	1,496,782
NBCUniversal Media LLC
6.40%, 04/30/40(a)	300	316,819
5.95%, 04/01/41	516	522,050
4.45%, 01/15/43	680	562,991
Time Warner Cable LLC
6.55%, 05/01/37	1,463	1,470,636
7.30%, 07/01/38	1,425	1,489,828
6.75%, 06/15/39	1,326	1,313,790
5.88%, 11/15/40	1,188	1,072,600
5.50%, 09/01/41	1,275	1,098,685
4.50%, 09/15/42	1,263	950,230
TWDC Enterprises 18 Corp.
4.38%, 08/16/41	200	176,860
3.70%, 12/01/42	500	395,354
4.13%, 06/01/44	788	648,555
3.00%, 07/30/46	600	408,506
Series E, 4.13%, 12/01/41	488	418,160

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Media (continued)
Walt Disney Co.
6.15%, 03/01/37	$300	$ 326,965
6.65%, 11/15/37	1,186	1,336,010
4.63%, 03/23/40(a)	854	799,649
3.50%, 05/13/40	1,475	1,210,043
6.15%, 02/15/41(a)	650	696,410
5.40%, 10/01/43	650	637,076
4.75%, 09/15/44	413	367,739
4.95%, 10/15/45	150	136,583
7.75%, 12/01/45	250	309,223
4.75%, 11/15/46	373	327,925
2.75%, 09/01/49	2,379	1,468,502
4.70%, 03/23/50(a)	1,352	1,177,434
3.60%, 01/13/51	2,724	1,972,325
3.80%, 05/13/60	1,439	1,024,573
		80,477,724
Metals & Mining — 1.2%
ArcelorMittal SA
7.00%, 10/15/39	696	765,492
6.75%, 03/01/41(a)	425	458,495
6.35%, 06/17/54(a)	475	486,735
Barrick Gold Corp., 5.25%, 04/01/42(a)	450	434,292
Barrick North America Finance LLC
5.70%, 05/30/41	713	715,860
5.75%, 05/01/43	663	660,314
Barrick PD Australia Finance Pty. Ltd., 5.95%, 10/15/39	688	707,883
BHP Billiton Finance USA Ltd.
4.13%, 02/24/42	813	690,253
5.00%, 09/30/43	2,434	2,272,796
5.50%, 09/08/53(a)	685	664,224
5.75%, 09/05/55	1,210	1,214,607
Freeport-McMoRan, Inc., 5.45%, 03/15/43(a)	1,644	1,569,765
Newmont Corp.
4.88%, 03/15/42(a)	413	382,756
5.45%, 06/09/44	305	293,351
Newmont Corp./Newcrest Finance Pty. Ltd., 4.20%, 05/13/50	375	295,835
Nucor Corp.
6.40%, 12/01/37	550	608,092
5.20%, 08/01/43	350	333,306
4.40%, 05/01/48(a)	350	291,720
3.85%, 04/01/52	650	489,883
2.98%, 12/15/55	238	146,035
Precision Castparts Corp.
3.90%, 01/15/43	325	266,671
4.38%, 06/15/45	338	286,332
Rio Tinto Finance USA Ltd.
5.20%, 11/02/40	1,188	1,163,645
2.75%, 11/02/51	1,189	720,257
Rio Tinto Finance USA PLC
4.75%, 03/22/42	463	422,699
4.13%, 08/21/42	788	665,267
5.13%, 03/09/53	1,280	1,171,583
5.75%, 03/14/55	1,455	1,456,070
5.88%, 03/14/65	600	603,367
Southern Copper Corp.
6.75%, 04/16/40	919	1,022,481
5.25%, 11/08/42	1,300	1,234,246
5.88%, 04/23/45	1,338	1,352,295
Security	Par (000)	Value
Metals & Mining (continued)
Steel Dynamics, Inc.
3.25%, 10/15/50	$721	$ 472,741
5.75%, 05/15/55	350	339,989
Vale Overseas Ltd.
6.88%, 11/21/36(a)	929	1,043,460
6.88%, 11/10/39	236	262,729
6.40%, 06/28/54	1,675	1,716,653
Vale SA, 5.63%, 09/11/42	579	573,798
		28,255,977
Multi-Utilities — 0.7%
Atmos Energy Corp.
5.50%, 06/15/41	450	450,599
4.15%, 01/15/43	476	398,983
4.13%, 10/15/44	815	676,018
4.30%, 10/01/48	488	396,541
4.13%, 03/15/49	315	247,916
3.38%, 09/15/49	570	394,682
2.85%, 02/15/52	400	245,143
5.75%, 10/15/52(a)	500	496,489
6.20%, 11/15/53	550	580,403
5.00%, 12/15/54	500	444,493
5.45%, 01/15/56	565	537,274
CenterPoint Energy Resources Corp., 5.85%, 01/15/41	363	370,198
NiSource, Inc.
5.95%, 06/15/41	519	529,039
5.25%, 02/15/43	151	140,635
4.80%, 02/15/44	663	579,334
5.65%, 02/01/45	678	654,365
4.38%, 05/15/47	688	557,556
3.95%, 03/30/48	775	584,233
5.00%, 06/15/52(a)	250	215,822
5.85%, 04/01/55	1,500	1,457,937
ONE Gas, Inc.
4.66%, 02/01/44	488	427,146
4.50%, 11/01/48	275	232,980
Piedmont Natural Gas Co., Inc.
4.65%, 08/01/43	255	219,055
3.64%, 11/01/46	180	130,792
3.35%, 06/01/50	554	371,752
5.05%, 05/15/52	450	395,423
Southern California Gas Co.
3.75%, 09/15/42	400	312,099
6.35%, 11/15/52(a)	625	658,264
5.75%, 06/01/53(a)	520	504,406
5.60%, 04/01/54	450	427,898
6.00%, 06/15/55	550	551,377
Series MM, 5.13%, 11/15/40(a)	75	72,087
Series UU, 4.13%, 06/01/48	413	318,168
Series VV, 4.30%, 01/15/49	404	320,916
Series WW, 3.95%, 02/15/50	150	112,246
Southern Co. Gas Capital Corp.
5.88%, 03/15/41	650	663,446
4.40%, 06/01/43	436	364,553
3.95%, 10/01/46	470	357,310
4.40%, 05/30/47	350	284,468
Series 2021-A, 3.15%, 09/30/51(a)	695	443,268
Southwest Gas Corp.
4.15%, 06/01/49	300	229,132
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Multi-Utilities (continued)
Southwest Gas Corp. (continued)
3.18%, 08/15/51(a)	$345	$ 223,558
Spire Missouri, Inc., 3.30%, 06/01/51	200	133,711
		17,711,715
Oil, Gas & Consumable Fuels — 8.2%
APA Corp.
6.00%, 01/15/37	300	304,613
5.10%, 09/01/40	375	340,644
5.35%, 07/01/49	350	298,543
6.75%, 02/15/55(a)	400	409,329
BP Capital Markets America, Inc.
3.06%, 06/17/41	1,405	1,058,541
3.00%, 02/24/50	1,679	1,080,854
2.77%, 11/10/50	1,584	967,260
2.94%, 06/04/51	1,967	1,237,054
3.00%, 03/17/52	963	606,383
3.38%, 02/08/61	2,077	1,331,785
Burlington Resources LLC, 5.95%, 10/15/36(a)	250	265,904
Canadian Natural Resources Ltd.
6.50%, 02/15/37	500	536,394
6.25%, 03/15/38	900	952,501
6.75%, 02/01/39	350	381,259
4.95%, 06/01/47	643	561,726
Cenovus Energy, Inc.
5.25%, 06/15/37	365	354,296
6.75%, 11/15/39	578	632,374
5.40%, 06/15/47	777	710,693
3.75%, 02/15/52(a)	709	500,339
Cheniere Corpus Christi Holdings LLC, 2.74%, 12/31/39	563	477,737
Cheniere Energy, Inc.(b)
5.20%, 07/30/36	200	197,749
6.00%, 07/30/56	610	600,679
Chevron Corp., 3.08%, 05/11/50	1,200	802,664
Chevron USA, Inc.
6.00%, 03/01/41(a)	350	377,294
5.25%, 11/15/43	250	246,722
2.34%, 08/12/50(a)	838	479,314
CNOOC Finance 2013 Ltd.
4.25%, 05/09/43	250	225,734
3.30%, 09/30/49	600	452,798
CNOOC Finance 2015 Australia Pty. Ltd., 4.20%, 05/05/45	200	178,082
CNOOC Petroleum North America ULC
6.40%, 05/15/37	550	631,474
7.50%, 07/30/39	200	255,179
Columbia Pipeline Group, Inc., 5.80%, 06/01/45	450	439,328
ConocoPhillips
5.90%, 05/15/38	225	238,269
6.50%, 02/01/39	1,650	1,827,261
4.88%, 10/01/47	500	440,550
ConocoPhillips Co.
3.76%, 03/15/42	830	671,755
4.30%, 11/15/44	529	444,926
5.95%, 03/15/46	400	411,060
3.80%, 03/15/52	1,388	1,013,977
5.30%, 05/15/53	680	627,933
5.55%, 03/15/54	940	901,730
5.50%, 01/15/55(a)	1,215	1,155,760
4.03%, 03/15/62	1,555	1,118,394
5.70%, 09/15/63	600	577,128
Security	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
ConocoPhillips Co. (continued)
5.65%, 01/15/65	$590	$ 563,412
Continental Resources, Inc., 4.90%, 06/01/44	743	594,731
Coterra Energy, Inc., 5.90%, 02/15/55	685	658,927
DCP Midstream Operating LP, 5.60%, 04/01/44	250	236,786
Devon Energy Corp.
5.60%, 07/15/41	1,013	986,840
4.75%, 05/15/42	769	676,468
5.00%, 06/15/45	688	605,886
5.75%, 09/15/54(a)	1,195	1,126,588
Diamondback Energy, Inc.
6.25%, 03/15/53	675	688,629
5.75%, 04/18/54(a)	1,385	1,326,065
5.90%, 04/18/64	900	867,468
Eastern Energy Gas Holdings LLC
5.65%, 10/15/54	850	800,594
6.20%, 01/15/55	130	131,937
Eastern Gas Transmission & Storage, Inc.
4.80%, 11/01/43	225	195,698
4.60%, 12/15/44	400	338,882
Enbridge Energy Partners LP
5.50%, 09/15/40	375	366,247
7.38%, 10/15/45	335	383,681
Series B, 7.50%, 04/15/38	350	404,867
Enbridge, Inc.
4.50%, 06/10/44	613	515,132
5.50%, 12/01/46	1,050	998,219
4.00%, 11/15/49	454	341,514
3.40%, 08/01/51	1,139	764,441
6.70%, 11/15/53	1,135	1,233,170
5.95%, 04/05/54(a)	1,060	1,055,334
Energy Transfer LP
6.63%, 10/15/36	370	399,482
7.50%, 07/01/38	500	576,027
6.05%, 06/01/41	700	706,087
6.50%, 02/01/42	963	1,004,062
6.10%, 02/15/42	250	247,565
4.95%, 01/15/43	438	383,372
5.15%, 02/01/43	413	368,500
5.95%, 10/01/43	397	385,978
5.30%, 04/01/44	826	742,418
5.00%, 05/15/44	413	359,293
5.15%, 03/15/45	1,279	1,120,633
5.35%, 05/15/45	913	818,249
6.13%, 12/15/45	1,036	1,012,805
5.30%, 04/15/47	820	723,200
5.40%, 10/01/47	1,079	962,968
6.00%, 06/15/48	1,000	959,142
6.25%, 04/15/49	1,629	1,602,340
5.00%, 05/15/50	2,200	1,834,219
5.95%, 05/15/54	1,675	1,579,419
6.05%, 09/01/54	1,175	1,121,801
6.20%, 04/01/55	750	729,189
6.30%, 01/15/56	800	788,487
Series 20Y, 5.80%, 06/15/38	450	457,720
Enterprise Products Operating LLC
7.55%, 04/15/38	400	475,300
6.13%, 10/15/39	600	641,012
6.45%, 09/01/40	600	661,080
5.95%, 02/01/41	697	729,579
4.85%, 08/15/42	850	777,459
4.45%, 02/15/43	1,308	1,138,294

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Enterprise Products Operating LLC (continued)
4.85%, 03/15/44	$1,829	$ 1,661,278
5.10%, 02/15/45	1,186	1,100,345
4.90%, 05/15/46	1,161	1,037,569
4.25%, 02/15/48	1,279	1,036,373
4.80%, 02/01/49	929	809,791
4.20%, 01/31/50	1,078	859,851
3.70%, 01/31/51	625	454,019
3.20%, 02/15/52	1,204	787,910
3.30%, 02/15/53	631	417,583
4.95%, 10/15/54	550	483,155
5.55%, 02/16/55(a)	1,225	1,176,457
3.95%, 01/31/60	1,000	723,830
EOG Resources, Inc.
4.95%, 04/15/50	613	542,995
5.65%, 12/01/54(a)	855	829,306
5.95%, 07/15/55	720	728,150
Equinor ASA
3.63%, 04/06/40	829	689,721
5.10%, 08/17/40	911	895,302
4.25%, 11/23/41	500	433,184
3.95%, 05/15/43	750	614,704
4.80%, 11/08/43	450	412,512
3.25%, 11/18/49	945	651,667
3.70%, 04/06/50	1,004	750,355
Exxon Mobil Corp.
3.00%, 08/16/39	713	567,469
4.23%, 03/19/40	1,719	1,553,705
3.57%, 03/06/45	1,025	793,144
4.11%, 03/01/46	2,204	1,823,853
3.10%, 08/16/49	1,243	840,074
4.33%, 03/19/50	2,468	2,051,802
3.45%, 04/15/51	2,665	1,896,531
Hess Corp.
6.00%, 01/15/40	600	634,943
5.60%, 02/15/41	1,054	1,072,680
5.80%, 04/01/47(a)	454	458,858
Kinder Morgan Energy Partners LP
6.50%, 02/01/37	576	625,080
6.95%, 01/15/38	1,286	1,437,629
6.50%, 09/01/39	600	645,239
6.55%, 09/15/40	550	591,158
7.50%, 11/15/40	300	348,624
6.38%, 03/01/41	413	435,815
5.63%, 09/01/41	300	293,720
5.00%, 08/15/42	650	587,066
4.70%, 11/01/42	400	348,881
5.00%, 03/01/43	763	685,999
5.50%, 03/01/44	745	705,125
5.40%, 09/01/44	363	338,751
Kinder Morgan, Inc.
5.55%, 06/01/45	1,486	1,417,035
5.05%, 02/15/46	770	686,680
5.20%, 03/01/48	486	438,242
3.25%, 08/01/50	500	325,531
3.60%, 02/15/51	1,829	1,264,922
5.45%, 08/01/52	225	207,247
5.95%, 08/01/54(a)	820	807,429
Marathon Petroleum Corp.
6.50%, 03/01/41	1,225	1,311,478
4.75%, 09/15/44	663	568,036
4.50%, 04/01/48	359	284,250
Security	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Marathon Petroleum Corp. (continued)
5.00%, 09/15/54(a)	$400	$ 335,201
MPLX LP
4.50%, 04/15/38	1,425	1,284,766
5.20%, 03/01/47	1,029	907,380
5.20%, 12/01/47	813	716,042
4.70%, 04/15/48	1,586	1,297,028
5.50%, 02/15/49	1,504	1,365,770
4.95%, 03/14/52	1,321	1,098,235
5.65%, 03/01/53	690	631,829
5.95%, 04/01/55(a)	900	857,755
6.20%, 09/15/55	755	744,072
6.10%, 04/01/56	500	485,814
4.90%, 04/15/58	400	324,747
Occidental Petroleum Corp.
6.45%, 09/15/36	1,600	1,719,858
7.95%, 06/15/39	275	324,756
6.20%, 03/15/40(a)	700	723,405
6.60%, 03/15/46	1,050	1,095,966
4.40%, 04/15/46	575	457,714
4.20%, 03/15/48	200	151,463
6.05%, 10/01/54	990	963,372
ONEOK Partners LP
6.65%, 10/01/36	500	541,865
6.85%, 10/15/37	700	763,172
6.13%, 02/01/41	575	586,800
6.20%, 09/15/43	250	249,668
ONEOK, Inc.
5.15%, 10/15/43	600	530,344
5.60%, 04/01/44	300	277,163
5.05%, 04/01/45	400	344,007
4.25%, 09/15/46	563	432,038
5.45%, 06/01/47	350	316,328
4.95%, 07/13/47	504	429,979
4.20%, 10/03/47	460	346,104
5.20%, 07/15/48	763	669,602
4.85%, 02/01/49	550	452,911
4.45%, 09/01/49(a)	625	494,365
3.95%, 03/01/50	1,011	716,348
7.15%, 01/15/51	250	271,932
6.63%, 09/01/53	1,150	1,183,838
5.70%, 11/01/54	1,400	1,276,248
6.25%, 10/15/55	1,400	1,377,672
5.85%, 11/01/64	575	528,322
Ovintiv, Inc.
6.63%, 08/15/37	575	612,483
6.50%, 02/01/38	443	465,497
7.10%, 07/15/53(a)	400	435,986
Phillips 66
5.88%, 05/01/42	1,326	1,329,834
4.88%, 11/15/44	1,636	1,433,973
3.30%, 03/15/52	1,067	690,018
Phillips 66 Co.
4.68%, 02/15/45	600	509,032
4.90%, 10/01/46	713	619,257
5.65%, 06/15/54(a)	450	421,170
5.50%, 03/15/55	525	482,123
Plains All American Pipeline LP/PAA Finance Corp.
6.65%, 01/15/37	800	862,517
5.15%, 06/01/42	350	314,981
4.30%, 01/31/43(a)	300	243,848
4.70%, 06/15/44	720	609,260
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Plains All American Pipeline LP/PAA Finance Corp. (continued)
4.90%, 02/15/45	$579	$ 501,691
Sabine Pass Liquefaction LLC, 5.90%, 09/15/37	377	394,867
Shell Finance U.S., Inc.
6.38%, 12/15/38(b)	2,676	2,941,251
5.50%, 03/25/40(b)	525	531,447
5.13%, 10/15/41(b)	200	192,076
4.55%, 08/12/43	1,259	1,109,408
4.38%, 05/11/45	2,373	2,008,224
4.00%, 05/10/46	1,736	1,381,132
3.75%, 09/12/46	895	684,356
3.13%, 11/07/49(a)(b)	1,378	912,216
3.25%, 04/06/50(a)	1,239	845,182
3.00%, 11/26/51(b)	625	399,532
Shell International Finance BV
6.38%, 12/15/38	100	110,134
2.88%, 11/26/41	563	410,338
3.63%, 08/21/42	600	473,908
4.38%, 05/11/45	500	421,737
3.25%, 04/06/50(a)	600	407,240
South Bow USA Infrastructure Holdings LLC, 6.18%, 10/01/54	525	496,303
Spectra Energy Partners LP
5.95%, 09/25/43	100	98,928
4.50%, 03/15/45	810	681,108
Suncor Energy, Inc.
6.80%, 05/15/38	683	746,109
6.50%, 06/15/38	650	694,098
6.85%, 06/01/39	413	454,965
4.00%, 11/15/47	829	626,166
3.75%, 03/04/51(a)	721	510,116
Targa Resources Corp.
5.40%, 07/30/36	825	821,118
4.95%, 04/15/52	852	716,757
6.25%, 07/01/52	350	349,334
6.50%, 02/15/53(a)	750	774,210
6.13%, 05/15/55	920	903,351
6.05%, 05/15/56	550	533,355
TotalEnergies Capital International SA
2.99%, 06/29/41	750	561,689
3.46%, 07/12/49	813	574,935
3.13%, 05/29/50(a)	2,204	1,461,217
3.39%, 06/29/60	629	404,782
TotalEnergies Capital SA
5.49%, 04/05/54	1,575	1,510,952
5.28%, 09/10/54	850	792,549
5.64%, 04/05/64	1,100	1,057,889
5.43%, 09/10/64	1,225	1,139,978
TransCanada PipeLines Ltd.
6.20%, 10/15/37	930	987,022
7.25%, 08/15/38	513	585,678
7.63%, 01/15/39	1,063	1,252,898
6.10%, 06/01/40	800	830,898
5.00%, 10/16/43	200	184,112
4.88%, 05/15/48(a)	475	416,261
5.10%, 03/15/49	1,185	1,095,699
Transcontinental Gas Pipe Line Co. LLC
5.40%, 08/15/41	150	144,868
4.45%, 08/01/42	438	376,760
4.60%, 03/15/48	780	653,745
Security	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Transcontinental Gas Pipe Line Co. LLC (continued)
3.95%, 05/15/50	$513	$ 383,421
5.75%, 03/15/56	550	534,978
Valero Energy Corp.
6.63%, 06/15/37	1,525	1,671,914
4.90%, 03/15/45(a)	513	449,020
3.65%, 12/01/51	625	428,070
4.00%, 06/01/52(a)	319	231,269
Western Midstream Operating LP
5.45%, 04/01/44	605	542,213
5.30%, 03/01/48	725	616,081
5.50%, 08/15/48	375	325,425
5.25%, 02/01/50	950	803,933
Williams Cos., Inc.
6.30%, 04/15/40	1,313	1,389,066
5.80%, 11/15/43	200	195,624
5.40%, 03/04/44	229	214,893
5.75%, 06/24/44	779	761,730
4.90%, 01/15/45	363	318,766
5.10%, 09/15/45	845	765,354
4.85%, 03/01/48	613	525,591
3.50%, 10/15/51	800	543,000
5.30%, 08/15/52	1,020	921,188
5.80%, 11/15/54	900	866,852
6.00%, 03/15/55	395	390,803
5.95%, 03/15/56(a)	715	700,943
Woodside Finance Ltd., 5.70%, 09/12/54	725	676,638
		196,357,457
Paper & Forest Products — 0.1%
Celulosa Arauco y Constitucion SA, 5.50%, 11/02/47	300	265,741
International Paper Co.
7.30%, 11/15/39	400	450,810
6.00%, 11/15/41(a)	350	352,496
4.80%, 06/15/44(a)	716	610,523
5.15%, 05/15/46(a)	450	400,163
4.40%, 08/15/47	563	446,813
4.35%, 08/15/48(a)	825	641,644
		3,168,190
Passenger Airlines(a) — 0.0%
United Airlines Pass-Through Trust
Series 2024-1, Class A, 5.88%, 08/15/38	329	330,340
Series 2024-1, Class AA, 5.45%, 08/15/38	658	671,333
		1,001,673
Personal Care Products — 0.3%
Colgate-Palmolive Co.
4.00%, 08/15/45	550	459,465
3.70%, 08/01/47	445	341,323
Estee Lauder Cos., Inc.
6.00%, 05/15/37	300	317,788
4.38%, 06/15/45	475	387,034
4.15%, 03/15/47	463	358,244
3.13%, 12/01/49	591	376,648
5.15%, 05/15/53	505	443,282
Haleon U.S. Capital LLC, 4.00%, 03/24/52	900	687,721
Kenvue, Inc.
5.10%, 03/22/43	580	550,111
5.05%, 03/22/53(a)	1,350	1,217,302
5.20%, 03/22/63	750	670,334
Procter & Gamble Co.
5.55%, 03/05/37	650	689,823

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Personal Care Products (continued)
Procter & Gamble Co. (continued)
3.55%, 03/25/40	$363	$ 308,843
3.50%, 10/25/47(a)	250	188,781
3.60%, 03/25/50(a)	504	382,324
Unilever Capital Corp., Series 30Y, 2.63%, 08/12/51	504	306,222
		7,685,245
Pharmaceuticals — 6.5%
AbbVie, Inc.
4.30%, 05/14/36	1,130	1,066,645
4.05%, 11/21/39	3,587	3,144,017
4.63%, 10/01/42	275	245,563
4.40%, 11/06/42	2,610	2,283,470
5.35%, 03/15/44	575	556,142
4.85%, 06/15/44	1,036	939,520
4.75%, 03/15/45	752	667,896
4.70%, 05/14/45	2,698	2,383,104
4.45%, 05/14/46	1,961	1,667,927
4.88%, 11/14/48	1,504	1,337,485
4.25%, 11/21/49	5,581	4,506,587
5.40%, 03/15/54	2,890	2,739,471
5.60%, 03/15/55	730	713,480
5.55%, 03/15/56	355	343,585
5.50%, 03/15/64	1,440	1,363,164
5.65%, 03/15/66	1,085	1,047,774
AstraZeneca PLC
6.45%, 09/15/37	2,850	3,173,756
4.00%, 09/18/42	800	671,219
4.38%, 11/16/45	462	397,865
4.38%, 08/17/48	546	463,356
2.13%, 08/06/50	998	543,667
3.00%, 05/28/51(a)	925	611,419
Becton Dickinson & Co.
4.69%, 12/15/44	200	173,290
4.67%, 06/06/47	100	86,817
Bristol-Myers Squibb Co.
4.13%, 06/15/39	2,213	1,970,752
2.35%, 11/13/40(a)	925	646,203
3.55%, 03/15/42	1,440	1,135,776
3.25%, 08/01/42	500	375,517
5.50%, 02/22/44	240	236,419
4.50%, 03/01/44	250	216,119
4.63%, 05/15/44	350	307,446
5.00%, 08/15/45	775	709,080
4.35%, 11/15/47	1,360	1,119,308
4.55%, 02/20/48	1,142	963,690
4.25%, 10/26/49	3,476	2,782,151
2.55%, 11/13/50	1,739	1,008,866
3.70%, 03/15/52	1,693	1,218,802
6.25%, 11/15/53(a)	400	422,215
5.55%, 02/22/54	2,465	2,365,438
3.90%, 03/15/62	914	643,687
6.40%, 11/15/63	100	107,889
5.65%, 02/22/64(a)	300	290,490
Cardinal Health, Inc.
4.60%, 03/15/43	200	171,986
4.50%, 11/15/44	500	416,779
4.90%, 09/15/45	470	411,975
4.37%, 06/15/47(a)	513	415,182
5.75%, 11/15/54	500	487,096
Cencora, Inc.
4.25%, 03/01/45	538	442,552
Security	Par (000)	Value
Pharmaceuticals (continued)
Cencora, Inc. (continued)
4.30%, 12/15/47	$363	$ 296,685
5.65%, 02/13/56(a)	415	402,463
CVS Health Corp.
4.78%, 03/25/38	4,773	4,426,844
6.13%, 09/15/39	200	205,570
4.13%, 04/01/40	610	513,376
2.70%, 08/21/40	500	349,697
5.30%, 12/05/43	700	639,980
6.00%, 06/01/44	625	616,436
5.13%, 07/20/45	3,106	2,742,945
5.05%, 03/25/48(a)	7,392	6,375,223
4.25%, 04/01/50(a)	521	396,805
5.63%, 02/21/53	1,275	1,172,396
5.88%, 06/01/53(a)	1,040	987,854
6.05%, 06/01/54	825	803,167
6.20%, 09/15/55	1,100	1,095,453
6.00%, 06/01/63	615	582,970
6.25%, 09/15/65	560	548,860
Eli Lilly & Co.
5.55%, 03/15/37(a)	400	419,760
3.70%, 03/01/45	529	411,720
3.95%, 05/15/47	550	434,096
3.95%, 03/15/49	900	703,683
2.25%, 05/15/50	1,775	989,080
4.88%, 02/27/53	1,210	1,073,155
5.00%, 02/09/54	1,660	1,499,371
5.05%, 08/14/54	1,250	1,137,605
5.50%, 02/12/55	1,315	1,280,424
5.55%, 10/15/55(a)	405	396,978
4.15%, 03/15/59	1,025	787,777
2.50%, 09/15/60	796	420,951
4.95%, 02/27/63	965	840,180
5.10%, 02/09/64	1,375	1,229,121
5.20%, 08/14/64(a)	630	571,250
5.60%, 02/12/65	545	527,184
5.65%, 10/15/65	820	800,735
GlaxoSmithKline Capital, Inc.
6.38%, 05/15/38	2,526	2,797,326
4.20%, 03/18/43	396	340,617
Johnson & Johnson
3.63%, 03/03/37	1,113	997,181
5.95%, 08/15/37	825	905,898
3.40%, 01/15/38	1,025	886,870
5.85%, 07/15/38	700	762,823
2.10%, 09/01/40	476	332,897
4.50%, 09/01/40	391	370,247
4.85%, 05/15/41	550	538,567
4.50%, 12/05/43(a)	620	569,287
3.70%, 03/01/46	1,713	1,358,773
3.75%, 03/03/47	1,150	909,114
3.50%, 01/15/48	736	554,502
2.25%, 09/01/50(a)	625	358,288
5.25%, 06/01/54(a)	1,020	1,005,155
2.45%, 09/01/60	1,093	584,395
Mead Johnson Nutrition Co., 4.60%, 06/01/44	463	401,172
Merck & Co., Inc.
6.55%, 09/15/37	330	370,313
3.90%, 03/07/39	963	843,129
2.35%, 06/24/40	1,059	748,581
3.60%, 09/15/42	550	434,444
4.15%, 05/18/43	1,095	922,007
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
Merck & Co., Inc. (continued)
4.90%, 05/17/44	$600	$ 548,189
3.70%, 02/10/45	1,551	1,199,687
5.50%, 03/15/46	690	672,348
4.00%, 03/07/49	1,854	1,444,230
2.45%, 06/24/50	979	562,412
2.75%, 12/10/51	1,721	1,039,680
5.00%, 05/17/53	1,320	1,178,333
5.70%, 09/15/55	1,175	1,154,165
5.55%, 12/04/55	1,375	1,325,218
2.90%, 12/10/61	1,404	797,298
5.15%, 05/17/63	1,015	902,919
5.70%, 12/04/65	925	894,179
Merck Sharp & Dohme Corp., 5.75%, 11/15/36	500	532,874
Mylan, Inc.
5.40%, 11/29/43	538	460,089
5.20%, 04/15/48	404	321,426
Novartis Capital Corp.
3.70%, 09/21/42	550	446,625
4.40%, 05/06/44	1,636	1,428,483
5.20%, 11/05/45	225	214,617
4.00%, 11/20/45	1,220	998,210
5.60%, 03/18/46	660	660,595
2.75%, 08/14/50	1,385	865,426
4.70%, 09/18/54	520	450,644
5.30%, 11/05/55(a)	475	451,735
5.70%, 03/18/56	700	700,301
Pfizer Investment Enterprises Pte. Ltd.
5.11%, 05/19/43	2,750	2,587,480
5.30%, 05/19/53	5,505	5,098,535
5.34%, 05/19/63	3,675	3,326,889
Pfizer, Inc.
4.00%, 12/15/36(a)	863	793,894
4.10%, 09/15/38	829	749,662
3.90%, 03/15/39	813	704,424
7.20%, 03/15/39	2,166	2,524,462
2.55%, 05/28/40	1,159	840,553
5.60%, 09/15/40	400	409,737
4.30%, 06/15/43	963	822,459
4.40%, 05/15/44	813	702,531
4.13%, 12/15/46	1,243	1,005,002
4.20%, 09/15/48	713	575,277
4.00%, 03/15/49	1,279	999,209
2.70%, 05/28/50(a)	1,160	708,237
5.60%, 11/15/55(a)	600	588,452
5.70%, 11/15/65	500	480,790
Takeda Pharmaceutical Co. Ltd.
3.03%, 07/09/40	1,491	1,121,231
5.65%, 07/05/44	650	635,888
3.18%, 07/09/50	2,108	1,377,516
5.65%, 07/05/54	600	575,300
3.38%, 07/09/60(a)	1,278	797,823
5.80%, 07/05/64	400	383,237
Takeda U.S. Financing, Inc., 5.90%, 07/07/55	650	643,122
Utah Acquisition Sub, Inc., 5.25%, 06/15/46	588	478,004
Viatris, Inc.
3.85%, 06/22/40	1,429	1,095,742
4.00%, 06/22/50	1,268	841,030
Wyeth LLC, 5.95%, 04/01/37	1,563	1,663,867
Zoetis, Inc.
4.70%, 02/01/43	1,004	893,869
Security	Par (000)	Value
Pharmaceuticals (continued)
Zoetis, Inc. (continued)
3.95%, 09/12/47	$513	$ 399,860
4.45%, 08/20/48	263	218,405
3.00%, 05/15/50	379	242,848
		156,199,035
Residential REITs — 0.2%
American Homes 4 Rent LP
3.38%, 07/15/51	250	163,122
4.30%, 04/15/52	250	191,552
AvalonBay Communities, Inc.
3.90%, 10/15/46	263	203,430
4.15%, 07/01/47	300	239,542
4.35%, 04/15/48	200	163,408
Camden Property Trust, 3.35%, 11/01/49	250	170,133
ERP Operating LP
4.50%, 07/01/44	772	673,319
4.50%, 06/01/45	363	309,171
4.00%, 08/01/47(a)	150	118,109
Essex Portfolio LP
4.50%, 03/15/48	275	224,560
2.65%, 09/01/50	229	132,562
Mid-America Apartments LP, 2.88%, 09/15/51(a)	459	285,429
NNN REIT, Inc.
4.80%, 10/15/48	200	171,836
3.10%, 04/15/50	429	272,163
3.50%, 04/15/51	350	241,477
3.00%, 04/15/52	528	323,235
Realty Income Corp.
4.65%, 03/15/47	500	429,141
5.38%, 09/01/54(a)	455	432,464
		4,744,653
Retail REITs — 0.2%
Simon Property Group LP
6.75%, 02/01/40(a)	600	673,311
4.75%, 03/15/42	526	473,988
4.25%, 10/01/44	163	134,734
4.25%, 11/30/46	488	396,527
3.25%, 09/13/49(a)	1,541	1,044,314
3.80%, 07/15/50(a)	1,129	835,779
5.85%, 03/08/53(a)	600	597,751
6.65%, 01/15/54(a)	115	126,895
		4,283,299
Semiconductors & Semiconductor Equipment — 2.3%
Advanced Micro Devices, Inc., 4.39%, 06/01/52	480	397,728
Analog Devices, Inc.
2.80%, 10/01/41	551	399,486
5.30%, 12/15/45	200	192,224
2.95%, 10/01/51	1,250	796,327
5.30%, 04/01/54	350	332,517
Applied Materials, Inc.
5.85%, 06/15/41	525	548,235
4.35%, 04/01/47	820	691,793
2.75%, 06/01/50(a)	613	386,168
Broadcom, Inc.
3.19%, 11/15/36(b)	3,025	2,540,823
4.93%, 05/15/37(b)	2,250	2,191,084
4.90%, 02/15/38	1,630	1,574,232
3.50%, 02/15/41	2,766	2,210,828
3.75%, 02/15/51	1,935	1,436,142

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Semiconductors & Semiconductor Equipment (continued)
Broadcom, Inc. (continued)
5.70%, 01/15/56(a)	$1,260	$ 1,250,925
Intel Corp.
4.60%, 03/25/40	725	647,060
2.80%, 08/12/41	657	457,341
4.80%, 10/01/41	740	655,997
4.25%, 12/15/42	500	408,246
5.63%, 02/10/43	980	943,168
4.90%, 07/29/45	750	644,946
4.10%, 05/19/46	1,073	823,523
4.10%, 05/11/47	1,113	845,102
3.73%, 12/08/47	2,009	1,434,216
3.25%, 11/15/49	1,775	1,142,538
4.75%, 03/25/50	2,356	1,931,680
3.05%, 08/12/51	1,250	770,243
4.90%, 08/05/52	1,775	1,475,330
5.70%, 02/10/53	1,585	1,481,964
5.60%, 02/21/54(a)	635	590,345
6.13%, 05/15/56	1,555	1,545,221
3.10%, 02/15/60	913	513,748
4.95%, 03/25/60	854	695,970
3.20%, 08/12/61(a)	775	444,149
5.05%, 08/05/62	450	370,463
5.90%, 02/10/63	1,100	1,039,597
6.20%, 05/15/66	1,175	1,157,409
KLA Corp.
5.00%, 03/15/49	275	249,075
3.30%, 03/01/50	686	469,036
4.95%, 07/15/52(a)	1,620	1,451,715
5.25%, 07/15/62	770	699,490
Lam Research Corp.
4.88%, 03/15/49	554	498,003
2.88%, 06/15/50	754	477,754
3.13%, 06/15/60(a)	625	379,075
Micron Technology, Inc.
3.37%, 11/01/41	363	280,267
3.48%, 11/01/51	413	287,570
NVIDIA Corp.
3.50%, 04/01/40	888	739,373
3.50%, 04/01/50(a)	1,818	1,335,695
3.70%, 04/01/60	443	317,167
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.25%, 05/11/41(a)	813	611,529
3.13%, 02/15/42	563	401,727
3.25%, 11/30/51(a)	275	177,886
QUALCOMM, Inc.
4.80%, 05/20/45	1,170	1,043,628
4.30%, 05/20/47	1,293	1,055,190
3.25%, 05/20/50	910	611,083
4.50%, 05/20/52	817	671,785
6.00%, 05/20/53	1,170	1,195,727
Texas Instruments, Inc.
3.88%, 03/15/39	779	684,712
4.15%, 05/15/48	1,479	1,212,791
2.70%, 09/15/51	375	225,430
4.10%, 08/16/52	345	271,106
5.00%, 03/14/53	795	723,465
5.15%, 02/08/54(a)	575	537,665
5.05%, 05/18/63	1,350	1,196,922
Security	Par (000)	Value
Semiconductors & Semiconductor Equipment (continued)
TSMC Arizona Corp.
3.13%, 10/25/41	$916	$ 743,310
3.25%, 10/25/51	950	709,025
4.50%, 04/22/52	880	812,223
		55,036,192
Software — 3.2%
Intuit, Inc., 5.50%, 09/15/53	1,110	1,001,204
Microsoft Corp.
3.45%, 08/08/36(a)	1,692	1,514,981
4.10%, 02/06/37	750	710,769
5.30%, 02/08/41(a)	750	763,547
3.50%, 11/15/42	400	319,340
3.75%, 02/12/45	100	80,521
4.45%, 11/03/45(a)	1,000	879,830
3.70%, 08/08/46	1,429	1,119,507
4.25%, 02/06/47(a)	1,150	977,283
4.50%, 06/15/47	350	304,597
2.53%, 06/01/50	6,111	3,605,179
2.50%, 09/15/50	1,860	1,093,466
2.92%, 03/17/52	5,577	3,550,266
4.00%, 02/12/55(a)	425	326,455
3.95%, 08/08/56	400	302,862
4.50%, 02/06/57(a)	1,309	1,105,003
2.68%, 06/01/60	3,208	1,767,122
3.04%, 03/17/62(a)	1,940	1,158,578
Oracle Corp.
3.85%, 07/15/36(a)	1,370	1,127,203
3.80%, 11/15/37	970	767,026
6.50%, 04/15/38(a)	1,200	1,198,865
6.13%, 07/08/39	813	783,407
3.60%, 04/01/40	3,009	2,167,045
5.38%, 07/15/40	2,229	1,940,285
3.65%, 03/25/41	2,560	1,810,783
4.50%, 07/08/44	913	671,802
4.13%, 05/15/45	1,041	714,096
5.88%, 09/26/45	2,140	1,843,838
6.55%, 02/04/46	4,000	3,712,497
4.00%, 07/15/46(a)	2,891	1,928,977
4.00%, 11/15/47	2,118	1,393,725
3.60%, 04/01/50	4,369	2,609,549
3.95%, 03/25/51	2,984	1,876,587
6.90%, 11/09/52	1,650	1,558,780
5.55%, 02/06/53	2,375	1,883,731
5.38%, 09/27/54	1,555	1,198,117
4.38%, 05/15/55	1,111	729,119
6.00%, 08/03/55	900	753,021
5.95%, 09/26/55	3,155	2,643,385
6.70%, 02/04/56	3,850	3,547,482
3.85%, 04/01/60(a)	4,191	2,422,531
4.10%, 03/25/61	1,500	908,640
5.50%, 09/27/64	1,275	968,566
6.13%, 08/03/65(a)	750	621,660
6.10%, 09/26/65	1,605	1,321,500
6.85%, 02/04/66	3,000	2,749,290
Salesforce, Inc.
2.70%, 07/15/41	1,279	872,466
6.40%, 03/15/46	1,200	1,198,757
2.90%, 07/15/51	1,773	1,024,670
6.55%, 03/15/56	3,200	3,178,868
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Software (continued)
Salesforce, Inc. (continued)
3.05%, 07/15/61(a)	$1,320	$ 733,125
6.70%, 03/15/66	1,160	1,164,707
Synopsys, Inc., 5.70%, 04/01/55	1,850	1,771,892
		76,376,502
Specialized REITs — 0.0%
Public Storage Operating Co., 5.35%, 08/01/53	800	751,789
Specialty Retail — 0.0%
Dick’s Sporting Goods, Inc., 4.10%, 01/15/52	680	482,947
Technology Hardware, Storage & Peripherals — 1.4%
Apple, Inc.
2.38%, 02/08/41	600	425,241
3.85%, 05/04/43	3,325	2,749,333
4.45%, 05/06/44(a)	713	632,658
3.45%, 02/09/45	1,269	963,700
4.38%, 05/13/45	1,413	1,230,591
4.65%, 02/23/46	4,092	3,675,257
3.85%, 08/04/46	1,620	1,287,436
4.25%, 02/09/47	1,163	974,504
3.75%, 09/12/47	1,250	966,793
3.75%, 11/13/47	1,186	912,632
2.95%, 09/11/49(a)	1,586	1,044,677
2.65%, 05/11/50	2,144	1,311,716
2.40%, 08/20/50(a)	1,473	850,830
2.65%, 02/08/51	2,386	1,449,352
2.70%, 08/05/51(a)	2,065	1,259,059
3.95%, 08/08/52	1,850	1,433,602
4.85%, 05/10/53(a)	1,080	988,960
2.55%, 08/20/60	1,129	603,777
2.80%, 02/08/61	2,473	1,407,589
2.85%, 08/05/61(a)	1,105	639,106
4.10%, 08/08/62	1,150	876,024
Dell International LLC/EMC Corp.
8.10%, 07/15/36	951	1,131,598
3.38%, 12/15/41	1,429	1,076,491
8.35%, 07/15/46	360	446,399
3.45%, 12/15/51(a)	1,253	855,582
Dell, Inc., 6.50%, 04/15/38	229	246,053
Hewlett Packard Enterprise Co.
6.35%, 10/15/45	1,445	1,455,825
5.60%, 10/15/54	950	856,764
HP, Inc., 6.00%, 09/15/41(a)	988	989,817
		32,741,366
Textiles, Apparel & Luxury Goods — 0.1%
NIKE, Inc.
3.25%, 03/27/40	1,129	894,217
3.63%, 05/01/43	500	389,472
3.88%, 11/01/45	938	731,357
3.38%, 11/01/46	468	334,392
3.38%, 03/27/50	1,225	848,565
		3,198,003
Tobacco — 1.2%
Altria Group, Inc.
5.80%, 02/14/39	1,643	1,655,639
3.40%, 02/04/41	1,529	1,161,017
4.25%, 08/09/42	950	775,762
4.50%, 05/02/43	829	691,338
5.38%, 01/31/44(a)	1,544	1,437,600
3.88%, 09/16/46	1,636	1,205,202
5.95%, 02/14/49(a)	2,143	2,087,943
Security	Par (000)	Value
Tobacco (continued)
Altria Group, Inc. (continued)
4.45%, 05/06/50	$491	$ 384,190
3.70%, 02/04/51	895	615,166
4.00%, 02/04/61(a)	1,229	858,598
BAT Capital Corp.
4.39%, 08/15/37	2,566	2,334,501
3.73%, 09/25/40	500	398,255
7.08%, 08/02/43	550	607,240
4.54%, 08/15/47	2,345	1,908,311
4.76%, 09/06/49	1,070	886,089
5.28%, 04/02/50	463	409,305
3.98%, 09/25/50	400	287,748
5.65%, 03/16/52	104	96,331
7.08%, 08/02/53	1,000	1,106,418
6.25%, 08/15/55(a)	400	403,261
Philip Morris International, Inc.
6.38%, 05/16/38	1,700	1,856,918
4.38%, 11/15/41	795	691,643
4.50%, 03/20/42	460	402,104
3.88%, 08/21/42	713	574,342
4.13%, 03/04/43	971	803,761
4.88%, 11/15/43	988	888,907
4.25%, 11/10/44	1,050	871,242
Reynolds American, Inc.
7.25%, 06/15/37	400	454,390
6.15%, 09/15/43	297	298,368
5.85%, 08/15/45	2,350	2,276,139
		28,427,728
Transportation Infrastructure — 0.6%
FedEx Corp.
3.25%, 05/15/41	833	609,780
3.88%, 08/01/42	500	377,852
4.10%, 04/15/43	500	393,306
4.10%, 02/01/45	1,025	789,842
4.75%, 11/15/45	100	85,665
4.55%, 04/01/46	200	166,112
4.40%, 01/15/47	763	591,121
4.05%, 02/15/48	200	152,708
4.95%, 10/17/48(a)	979	824,006
5.25%, 05/15/50	400	364,965
United Parcel Service, Inc.
6.20%, 01/15/38	1,226	1,331,530
5.20%, 04/01/40	429	424,382
4.88%, 11/15/40	400	379,712
3.63%, 10/01/42	463	362,862
3.40%, 11/15/46	667	475,937
3.75%, 11/15/47	705	528,012
4.25%, 03/15/49	579	465,560
3.40%, 09/01/49(a)	800	555,903
5.30%, 04/01/50(a)	879	825,146
5.05%, 03/03/53	1,100	981,001
5.50%, 05/22/54(a)	1,125	1,071,925
5.95%, 05/14/55(a)	1,100	1,115,918
5.60%, 05/22/64	525	496,298
6.05%, 05/14/65	900	907,131
		14,276,674
Utilities — 0.3%
American Water Capital Corp.
6.59%, 10/15/37	800	896,231
4.30%, 12/01/42	325	279,939
4.30%, 09/01/45(a)	213	175,955
4.00%, 12/01/46	280	218,358

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Utilities (continued)
American Water Capital Corp. (continued)
3.75%, 09/01/47	$713	$ 535,615
4.20%, 09/01/48	575	458,894
4.15%, 06/01/49	513	402,126
3.45%, 05/01/50	550	382,768
3.25%, 06/01/51(a)	745	496,720
5.45%, 03/01/54	450	425,243
5.70%, 09/01/55	870	850,284
Essential Utilities, Inc.
4.28%, 05/01/49	350	275,540
3.35%, 04/15/50	529	351,341
5.30%, 05/01/52	379	342,898
		6,091,912
Wireless Telecommunication Services — 1.6%
America Movil SAB de C.V.
6.13%, 11/15/37	425	448,387
6.13%, 03/30/40	1,675	1,761,981
4.38%, 07/16/42	671	580,195
4.38%, 04/22/49(a)	1,078	889,546
Motorola Solutions, Inc., 5.50%, 09/01/44	325	309,271
Orange SA
5.38%, 01/13/42	787	757,181
5.50%, 02/06/44(a)	775	752,253
Rogers Communications, Inc.
7.50%, 08/15/38	225	255,755
4.50%, 03/15/42	626	528,765
4.50%, 03/15/43(a)	400	329,962
5.45%, 10/01/43	550	509,703
5.00%, 03/15/44	788	692,721
4.30%, 02/15/48	986	769,084
3.70%, 11/15/49(a)	539	392,265
4.55%, 03/15/52	1,898	1,493,084
T-Mobile USA, Inc.
4.38%, 04/15/40	2,211	1,932,321
3.00%, 02/15/41	2,359	1,722,366
4.50%, 04/15/50(a)	2,550	2,040,786
3.30%, 02/15/51	3,400	2,199,678
3.40%, 10/15/52(a)	2,259	1,472,210
5.65%, 01/15/53	1,650	1,548,577
5.75%, 01/15/54(a)	1,150	1,090,991
6.00%, 06/15/54	830	815,134
5.50%, 01/15/55	565	515,580
5.25%, 06/15/55	700	615,317
5.88%, 11/15/55	1,075	1,038,523
5.70%, 01/15/56	700	660,351
5.85%, 02/15/56	950	912,661
3.60%, 11/15/60	2,281	1,471,242
5.80%, 09/15/62	700	664,261
Vodafone Group PLC
6.15%, 02/27/37	849	912,101
5.00%, 05/30/38(a)	625	612,291
4.38%, 02/19/43	475	399,633
5.25%, 05/30/48	1,250	1,127,446
4.88%, 06/19/49	1,093	932,406
4.25%, 09/17/50	667	513,809
Security	Par (000)	Value
Wireless Telecommunication Services (continued)
Vodafone Group PLC (continued)
5.63%, 02/10/53	$875	$ 818,960
5.75%, 06/28/54(a)	1,725	1,632,371
5.13%, 06/19/59(a)	250	218,083
5.75%, 02/10/63	500	464,488
5.88%, 06/28/64(a)	725	686,163
		37,487,902
Total Corporate Bonds — 88.9% (Cost: $2,331,845,478)		2,123,658,413
Foreign Agency Obligations
Chile — 0.5%
Chile Government International Bonds
5.65%, 01/13/37	1,600	1,675,139
3.10%, 05/07/41	2,650	2,032,555
4.34%, 03/07/42	1,925	1,704,616
3.63%, 10/30/42	450	362,840
3.86%, 06/21/47	975	768,409
3.50%, 01/25/50	2,153	1,555,508
4.00%, 01/31/52(a)	960	752,947
5.33%, 01/05/54(a)	1,270	1,215,838
3.10%, 01/22/61	2,032	1,255,828
3.25%, 09/21/71	608	378,690
		11,702,370
Hungary — 0.1%
Hungary Government International Bonds, Series 30Y, 7.63%, 03/29/41	1,416	1,663,056
Indonesia — 0.5%
Indonesia Government International Bonds
4.35%, 01/11/48(a)	1,716	1,406,709
5.35%, 02/11/49(a)	900	861,443
3.70%, 10/30/49	1,200	873,747
3.50%, 02/14/50	878	616,783
4.20%, 10/15/50	1,728	1,359,482
3.05%, 03/12/51	2,139	1,357,604
4.30%, 03/31/52	700	557,135
5.45%, 09/20/52(a)	525	499,521
5.65%, 01/11/53	830	811,355
5.10%, 02/10/54(a)	750	690,249
5.15%, 09/10/54(a)	200	183,705
5.48%, 02/21/56(a)	400	380,221
3.20%, 09/23/61	500	306,016
4.45%, 04/15/70	1,000	783,410
3.35%, 03/12/71	200	123,242
		10,810,622
Israel — 0.3%
Israel Government International Bonds
Series 100Y, 4.50%, 12/31/99	1,250	894,098
Series 30Y, 4.50%, 01/30/43	1,535	1,306,721
Series 30Y, 4.13%, 01/17/48	1,178	897,570
Series 30Y, 3.88%, 07/03/50	2,178	1,557,215
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Israel (continued)
Israel Government International Bonds (continued)
Series 30Y, 5.75%, 03/12/54	$1,950	$ 1,836,328
State of Israel, Series 30Y, 3.38%, 01/15/50	1,578	1,033,309
		7,525,241
Italy — 0.1%
Republic of Italy Government International Bonds
Series 10Y, 4.00%, 10/17/49	2,258	1,700,202
Series 30Y, 3.88%, 05/06/51	1,978	1,435,715
		3,135,917
Mexico — 1.9%
Mexico Government International Bonds
6.00%, 05/07/36	4,400	4,421,872
6.88%, 05/13/37	4,070	4,302,004
6.63%, 01/29/38	1,925	1,983,210
6.13%, 02/09/38	3,880	3,839,067
6.05%, 01/11/40	2,656	2,612,571
4.28%, 08/14/41	2,832	2,242,788
4.75%, 03/08/44	3,672	2,979,482
5.55%, 01/21/45(a)	2,765	2,515,595
4.60%, 01/23/46	2,182	1,699,086
4.35%, 01/15/47(a)	1,097	812,095
4.60%, 02/10/48	1,722	1,310,599
4.50%, 01/31/50	1,629	1,213,687
5.00%, 04/27/51	2,310	1,827,857
4.40%, 02/12/52	2,075	1,489,625
6.34%, 05/04/53	2,564	2,419,549
6.40%, 05/07/54	2,500	2,367,232
7.38%, 05/13/55(a)	2,015	2,149,652
6.75%, 02/09/56(a)	1,200	1,183,890
3.77%, 05/24/61	2,710	1,635,229
5.75%, 12/31/99(a)	2,472	2,030,992
		45,036,082
Panama — 0.5%
Panama Government International Bonds
5.66%, 02/23/38	1,200	1,206,990
8.00%, 03/01/38	1,100	1,306,573
4.50%, 05/15/47	1,150	950,569
4.50%, 04/16/50	1,968	1,580,016
4.30%, 04/29/53(a)	1,778	1,369,231
6.85%, 03/28/54(a)	1,050	1,131,201
4.50%, 04/01/56(a)	2,208	1,721,844
7.88%, 03/01/57	650	785,552
3.87%, 07/23/60	2,003	1,382,032
4.50%, 01/19/63	1,500	1,151,313
		12,585,321
Peru — 0.4%
Peru Government International Bonds
6.55%, 03/14/37	888	971,996
3.30%, 03/11/41	1,209	926,660
5.63%, 11/18/50(a)	2,435	2,350,163
3.55%, 03/10/51	1,600	1,110,044
5.88%, 08/08/54(a)	1,575	1,533,221
6.20%, 06/30/55	1,175	1,193,589
2.78%, 12/01/60(a)	2,236	1,207,288
3.60%, 01/15/72	1,025	643,425
3.23%, 12/31/99	1,088	593,572
		10,529,958
Philippines — 0.6%
Philippines Government International Bonds
5.00%, 01/13/37	1,328	1,295,007
Security	Par (000)	Value
Philippines (continued)
Philippines Government International Bonds (continued)
3.95%, 01/20/40	$1,850	$ 1,567,435
3.70%, 03/01/41	1,926	1,557,358
3.70%, 02/02/42	1,903	1,519,950
2.95%, 05/05/45	1,278	859,518
2.65%, 12/10/45	1,710	1,079,570
3.20%, 07/06/46	1,810	1,247,511
4.20%, 03/29/47	900	722,881
5.95%, 10/13/47	600	608,975
5.50%, 01/17/48	1,200	1,154,825
5.60%, 05/14/49	950	922,945
5.18%, 09/05/49	1,000	916,570
5.90%, 02/04/50(a)	1,000	1,012,829
5.75%, 01/27/51(a)	700	695,882
		15,161,256
Poland — 0.2%
Republic of Poland Government International Bonds
6.13%, 04/14/56	100	100,302
Series 30Y, 5.50%, 04/04/53	2,300	2,145,706
Series 30Y, 5.50%, 03/18/54	3,300	3,071,051
		5,317,059
South Korea — 0.1%
Export-Import Bank of Korea, 2.50%, 06/29/41	603	441,199
Korea International Bonds(a)
4.13%, 06/10/44	1,000	893,021
3.88%, 09/20/48	545	454,458
		1,788,678
Supranational — 0.0%
Inter-American Development Bank(a)
3.20%, 08/07/42	370	296,144
4.38%, 01/24/44	325	300,206
		596,350
Uruguay — 0.4%
Oriental Republic of Uruguay, 5.25%, 09/10/60	985	906,303
Uruguay Government International Bonds
5.44%, 02/14/37	1,810	1,866,594
4.13%, 11/20/45(a)	850	734,479
5.10%, 06/18/50	3,381	3,138,959
4.98%, 04/20/55	2,724	2,449,445
		9,095,780
Total Foreign Agency Obligations — 5.6% (Cost: $145,552,000)		134,947,690
Municipal Bonds
Arizona — 0.0%
Salt River Project Agricultural Improvement & Power District, RB, BAB, 4.84%, 01/01/41(a)	910	870,064
California — 1.2%
Bay Area Toll Authority, RB, BAB
Series F-2, 6.26%, 04/01/49	1,210	1,249,811
Series S-1, 7.04%, 04/01/50	131	147,028
Series S-3, 6.91%, 10/01/50	540	596,341
Bay Area Toll Authority, Refunding RB, Series F-3, 3.13%, 04/01/55	845	549,238
California Health Facilities Financing Authority, RB, M/F Housing
Sustainability Bonds, 4.19%, 06/01/37	500	465,347

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
California (continued)
California Health Facilities Financing Authority, RB, M/F Housing (continued)
Sustainability Bonds, 4.35%, 06/01/41	$500	$ 451,281
California State University, RB
Series B, 5.18%, 11/01/53	495	464,899
Series E, 2.90%, 11/01/51	375	262,885
California State University, Refunding RB
Series B, 3.90%, 11/01/47(a)	200	167,950
Series B, 2.98%, 11/01/51	835	558,235
Series B, 2.72%, 11/01/52(a)	470	307,246
City of Los Angeles Department of Airports Customer Facility Charge Revenue, Refunding ARB, Class A, Sustainability Bonds, (AG), 4.24%, 05/15/48(a)	540	459,594
City of San Francisco California Public Utilities Commission Water Revenue, RB, BAB, 6.95%, 11/01/50	525	573,800
East Bay Municipal Utility District Water System Revenue, RB, BAB, 5.87%, 05/06/26	1,025	1,066,044
Foothill-Eastern Transportation Corridor Agency, Refunding RB
Series A, 4.09%, 01/15/49(a)	595	481,610
Series A, (AG), 3.92%, 01/15/53	110	83,614
Golden State Tobacco Securitization Corp., Refunding RB
Class B, (SAP), 3.00%, 06/01/46	70	63,964
Series A-1, 3.71%, 06/01/41	910	712,404
Series A-1, 4.21%, 06/01/50(a)	210	151,060
Los Angeles Community College District, GO, BAB, 6.75%, 08/01/49	815	895,163
Los Angeles County Public Works Financing Authority, Refunding RB, BAB, 7.62%, 08/01/40	25	29,358
Los Angeles Department of Water & Power, RB, BAB, 6.57%, 07/01/45(a)	1,300	1,364,983
Regents of the University of California Medical Center Pooled Revenue, RB
Series N, 3.01%, 05/15/50	100	64,484
Series N, 3.26%, 05/15/60	290	181,633
Series N, 3.71%, 05/15/2120	1,400	862,775
Series Q, 4.56%, 05/15/53(a)	1,135	954,930
Regents of the University of California Medical Center Pooled Revenue, RB, BAB, Series H, 6.55%, 05/15/48	255	266,769
Regents of the University of California Medical Center Pooled Revenue, Refunding RB, BAB, Series F, 6.58%, 05/15/49	490	517,502
San Diego County Regional Transportation Commission, RB, BAB, 5.91%, 04/01/48	190	188,397
San Diego County Water Authority, RB, BAB, Series B, 6.14%, 05/01/49(a)	1,025	1,031,773
San Joaquin Hills Transportation Corridor Agency, Refunding RB, Series B, (AG), 3.49%, 01/15/50	225	167,653
State of California, GO, BAB
7.55%, 04/01/39	3,115	3,689,337
7.30%, 10/01/39	2,390	2,731,851
7.35%, 11/01/39	1,020	1,172,653
7.63%, 03/01/40	1,230	1,457,710
7.60%, 11/01/40	1,525	1,824,036
State of California, Refunding GO
4.60%, 04/01/28(e)	200	202,487
5.88%, 10/01/41(a)	400	413,468
Security	Par (000)	Value
California (continued)
State of California, Refunding GO (continued)
5.20%, 03/01/43	$265	$ 257,488
University of California, RB
Series AD, 4.86%, 05/15/2112	225	182,224
Series AQ, 4.77%, 05/15/2115	333	266,549
		27,535,574
Colorado — 0.0%
Regional Transportation District Sales Tax Revenue, RB, BAB, Series B, 5.84%, 11/01/50(a)	25	24,696
District of Columbia — 0.0%
District of Columbia Water & Sewer Authority, RB, Series A, Senior Lien, Sustainability Bonds, 4.81%, 10/01/2114	530	434,526
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, RB, BAB, 7.46%, 10/01/46	125	145,368
		579,894
Florida — 0.1%
County of Broward Florida Airport System Revenue, Refunding RB, Series C, 3.48%, 10/01/43	200	166,330
County of Miami-Dade Florida Aviation Revenue, Refunding RB, Series C, 4.28%, 10/01/41	540	490,695
County of Miami-Dade Florida Transit System, Refunding RB, Series B, 2.60%, 07/01/42	90	68,864
County of Miami-Dade Seaport Department, ARB, 6.22%, 11/01/55	585	598,539
		1,324,428
Georgia — 0.1%
Municipal Electric Authority of Georgia, Refunding RB, BAB
6.64%, 04/01/57	975	1,040,209
6.66%, 04/01/57	791	854,243
7.06%, 04/01/57	146	161,137
		2,055,589
Idaho — 0.0%
Idaho Energy Resources Authority, RB, 2.86%, 09/01/46	225	154,629
Illinois — 0.2%
Chicago O’Hare International Airport, ARB(a)
Series C, Senior Lien, 4.47%, 01/01/49	250	213,714
Series C, Senior Lien, 4.57%, 01/01/54	100	84,745
Chicago O’Hare International Airport, Refunding ARB, BAB, Series B, 6.40%, 01/01/40	890	966,783
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue, RB
Series A, 6.90%, 12/01/40	380	422,232
Series B, 6.90%, 12/01/40	1,031	1,145,576
Chicago Transit Authority Sales Tax Receipts Fund, RB, BAB, Series B, 6.20%, 12/01/40	333	349,521
Metropolitan Water Reclamation District of Greater Chicago, GOL, BAB, 5.72%, 12/01/38	670	684,426
Sales Tax Securitization Corp., Refunding RB
Series A, 4.79%, 01/01/48	150	135,470
Series B, 3.59%, 01/01/43	320	274,242
Series B, 3.82%, 01/01/48	65	51,177
Series B, 2nd Lien, 3.24%, 01/01/42	1,030	841,946
		5,169,832
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Indiana — 0.0%
Indiana Finance Authority, Refunding RB, Sustainability Bonds, 3.05%, 01/01/51	$555	$ 395,039
Kansas — 0.0%
Kansas Development Finance Authority, RB, Series K, (BAM), 2.77%, 05/01/51	290	198,572
Louisiana — 0.1%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB
Series A-3, 5.20%, 12/01/39	595	602,158
Series A-4, 4.48%, 08/01/39	1,460	1,393,894
		1,996,052
Maryland — 0.0%
Maryland Economic Development Corp., RB
Sustainability Bonds, 5.43%, 05/31/56	780	743,500
Sustainability Bonds, 5.94%, 05/31/57	180	178,554
Maryland Health & Higher Educational Facilities Authority, Refunding RB, Series D, 3.05%, 07/01/40	200	154,841
		1,076,895
Massachusetts — 0.1%
Commonwealth of Massachusetts, GOL, Series H, 2.90%, 09/01/49(a)	125	84,344
Commonwealth of Massachusetts, GOL, BAB, 5.46%, 12/01/39	570	572,790
Massachusetts School Building Authority, RB, BAB, 5.72%, 08/15/39	670	696,276
		1,353,410
Michigan — 0.2%
Michigan Finance Authority, Refunding RB, 3.38%, 12/01/40	1,055	895,591
Michigan State University, RB, Series A, 4.17%, 08/15/2122	343	241,477
Michigan State University, Refunding RB, Series A, 4.50%, 08/15/48	1,000	901,336
University of Michigan, RB
Series A, 3.50%, 04/01/52	55	39,092
Series A, 4.45%, 04/01/2122	1,547	1,184,811
Series B, 2.44%, 04/01/40	625	464,258
Series B, 2.56%, 04/01/50(a)	663	405,275
University of Michigan, Refunding RB, Series C, 3.60%, 04/01/47	600	491,997
		4,623,837
Minnesota — 0.0%
University of Minnesota, RB, 4.05%, 04/01/52	318	249,504
Missouri — 0.0%
Health & Educational Facilities Authority of the State of Missouri, RB, Series A, 3.65%, 08/15/57	750	533,674
Health & Educational Facilities Authority of the State of Missouri, Refunding RB, Class A, 3.23%, 05/15/50	555	384,515
		918,189
Nebraska — 0.0%
University of Nebraska Facilities Corp., Refunding RB, Series A, 3.04%, 10/01/49	125	88,533
Security	Par (000)	Value
Nevada — 0.0%
County of Clark Department of Aviation, ARB, BAB, Series C, 6.82%, 07/01/45	$355	$ 387,747
New Jersey — 0.2%
New Jersey Transportation Trust Fund Authority, RB, BAB, Series B, 6.56%, 12/15/40	1,025	1,115,606
New Jersey Turnpike Authority, RB, BAB
Series A, 7.10%, 01/01/41	1,020	1,165,889
Series F, 7.41%, 01/01/40	1,505	1,765,058
Rutgers The State University of New Jersey, RB, Series P, 3.92%, 05/01/2119(a)	563	367,092
Rutgers The State University of New Jersey, Refunding RB, Series R, 3.27%, 05/01/43	345	274,987
		4,688,632
New York — 0.7%
City of New York, GO
Series C-2, 4.61%, 09/01/37	400	391,605
Series D-2, 5.26%, 10/01/44	250	239,201
Series E-1, 5.56%, 10/01/45	195	190,621
Series E-1, 5.37%, 10/01/51	325	307,283
Series H, 6.29%, 02/01/45	200	206,365
Series H, 5.94%, 02/01/55	275	278,384
Series H-1, 5.65%, 02/01/46	320	317,529
Series H-1, 5.80%, 02/01/52	1,090	1,086,115
Sustainability Bonds, 5.26%, 10/01/52(a)	780	722,731
Series B-1, Sustainability Bonds, 5.83%, 10/01/53	100	100,968
Series D-1, Sustainability Bonds, 5.11%, 10/01/54(a)	1,400	1,267,985
City of New York, GO, BAB
5.52%, 10/01/37	400	401,054
Series F-1, 6.27%, 12/01/37	415	436,928
Empire State Development Corp., RB, BAB, 5.77%, 03/15/39	750	768,379
Metropolitan Transportation Authority Dedicated Tax Fund, RB, BAB, 7.34%, 11/15/39	350	405,328
Metropolitan Transportation Authority, RB, BAB, 6.67%, 11/15/39	855	919,904
New York City Municipal Water Finance Authority, RB, 5.95%, 06/15/42	55	56,182
New York City Municipal Water Finance Authority, Refunding RB, 5.88%, 06/15/44(a)	125	125,401
New York City Municipal Water Finance Authority, Refunding RB, BAB
5.72%, 06/15/42	215	214,182
6.01%, 06/15/42	490	503,933
5.44%, 06/15/43	125	119,829
New York State Dormitory Authority, RB, Series B, 5.83%, 07/01/55	100	102,216
New York State Dormitory Authority, RB, BAB, Series F, 5.63%, 03/15/39	320	326,447
Port Authority of New York & New Jersey, ARB
Series 192, 4.81%, 10/15/65	275	239,935
Series 20, 4.23%, 10/15/57	1,070	851,227
Series 215, 3.29%, 08/01/69	125	77,530
Series 225, 3.18%, 07/15/60	370	231,413
Series 229, 3.14%, 02/15/51	1,600	1,141,392
Port Authority of New York & New Jersey, RB
Series 165, 5.65%, 11/01/40	1,025	1,070,717
Series 168, 4.93%, 10/01/51	1,030	935,374

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
New York (continued)
Port Authority of New York & New Jersey, RB (continued)
Series 181, 4.96%, 08/01/46	$110	$ 102,897
Series 182, 5.31%, 08/01/46	25	24,168
Port Authority of New York & New Jersey, Refunding RB, Series 174, 4.46%, 10/01/62(a)	1,565	1,286,863
United Nations Development Corp., Refunding RB, Series A, 6.54%, 08/01/55	200	209,425
		15,659,511
North Carolina — 0.0%
Charlotte-Mecklenburg Hospital Authority, RB, Series S, 3.20%, 01/15/51	60	40,086
Ohio — 0.1%
American Municipal Power, Inc., RB
Series B, 7.83%, 02/15/41	525	627,129
Series B, 8.08%, 02/15/50	500	619,273
JobsOhio Beverage System, Refunding RB, Series A, 2.83%, 01/01/38(f)	395	330,369
Ohio Turnpike & Infrastructure Commission, Refunding RB, Series A, Junior Lien, 3.22%, 02/15/48	155	110,820
		1,687,591
Oklahoma — 0.1%
Oklahoma Development Finance Authority, RB
Series A2, 4.38%, 11/01/45	290	273,231
Series A-2, 4.62%, 06/01/44	580	553,629
Series A-2, 4.85%, 02/01/45(a)	500	487,366
Series A-3, 5.09%, 02/01/52(a)	265	250,210
Series A-3, 4.71%, 05/01/52	215	195,398
		1,759,834
Oregon — 0.0%
Oregon State University, RB, (BAM), 3.42%, 03/01/60	113	76,027
Port of Morrow Oregon, RB, 2.54%, 09/01/40	625	475,746
		551,773
Pennsylvania — 0.1%
Commonwealth Financing Authority, RB
Series A, 4.14%, 06/01/38	250	232,310
Series A, 2.99%, 06/01/42	1,040	776,390
Pennsylvania Economic Development Financing Authority, RB, 5.69%, 06/01/54	465	465,064
Pennsylvania State University, Refunding RB
Series D, 2.79%, 09/01/43	400	303,299
Series D, 2.84%, 09/01/50	95	61,991
Pennsylvania Turnpike Commission, RB, BAB, Series B, 5.51%, 12/01/45	610	598,968
University of Pittsburgh-of the Commonwealth System of Higher Education, RB, 3.56%, 09/15/2119(a)	113	68,543
		2,506,565
South Carolina — 0.0%
South Carolina Public Service Authority, RB, BAB, Series C, 6.45%, 01/01/50	26	27,872
Security	Par (000)	Value
Texas — 0.6%
Board of Regents of the University of Texas System, RB, BAB, Series C, 4.79%, 08/15/46	$1,505	$ 1,401,417
City of Houston Texas, GOL, 3.96%, 03/01/47	105	89,084
City of San Antonio Texas Electric & Gas Systems Revenue, RB, 4.43%, 02/01/42	180	170,955
City of San Antonio Texas Electric & Gas Systems Revenue, RB, BAB, Junior Lien, 5.81%, 02/01/41(a)	1,155	1,202,978
City of San Antonio Texas Electric & Gas Systems Revenue, Refunding RB
Series A, 5.47%, 02/01/45	85	85,052
Series A, 5.57%, 02/01/50(a)	415	412,677
Dallas Area Rapid Transit, RB, BAB
5.02%, 12/01/48	455	419,700
Series B, 6.00%, 12/01/44(a)	450	456,113
Dallas Area Rapid Transit, Refunding RB, Series A, Senior Lien, 2.61%, 12/01/48	455	305,025
Dallas Convention Center Hotel Development Corp., RB, BAB, 7.09%, 01/01/42	245	269,003
Dallas Fort Worth International Airport, ARB
Series A, 4.09%, 11/01/51	550	445,084
Series A, 4.51%, 11/01/51	190	162,509
Dallas Fort Worth International Airport, Refunding RB
Series A, 2.99%, 11/01/38(a)	125	107,578
Series A, 3.14%, 11/01/45	190	142,417
Series C, 3.09%, 11/01/40	1,065	852,945
Series C, 2.92%, 11/01/50(a)	720	495,825
Grand Parkway Transportation Corp., Refunding RB, Subordinate, 3.24%, 10/01/52	1,490	1,023,401
North Texas Tollway Authority, RB, BAB, Series B, 6.72%, 01/01/49	1,160	1,260,663
Permanent University Fund - University of Texas System, Refunding RB, Series A, 3.38%, 07/01/47	850	636,054
State of Texas, GO, BAB
5.52%, 04/01/39	886	896,754
Series A, 4.68%, 04/01/40	1,000	966,535
Texas Natural Gas Securitization Finance Corp., RB, Series 2023-1, Class A2, 5.17%, 04/01/41	1,550	1,558,393
Texas Private Activity Bond Surface Transportation Corp., RB, Series B, 3.92%, 12/31/49	875	685,687
Texas Transportation Commission, Refunding GO, 2.47%, 10/01/44	800	557,089
		14,602,938
Virginia — 0.0%
University of Virginia, Refunding RB
2.26%, 09/01/50	500	285,770
Series A, 3.23%, 09/01/2119	55	30,195
Series B, 2.58%, 11/01/51	215	128,301
		444,266
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Wisconsin — 0.0%
State of Wisconsin, Refunding RB, Series A, 3.95%, 05/01/36	$490	$ 461,472
Total Municipal Bonds — 3.8% (Cost: $103,493,920)		91,433,024
Total Long-Term Investments — 98.3% (Cost: $2,580,891,398)		2,350,039,127

	Shares
Short-Term Securities
Money Market Funds — 9.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.83%(g)(h)(i)	236,773,978	236,845,010
Total Short-Term Securities — 9.9% (Cost: $236,806,706)		236,845,010
Total Investments — 108.2% (Cost: $2,817,698,104)		2,586,884,137
Liabilities in Excess of Other Assets — (8.2)%		(196,890,682)
Net Assets — 100.0%		$ 2,389,993,455

(a)	All or a portion of this security is on loan.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step- down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(f)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period end.
(i)	All or a portion of this security was purchased with the cash collateral from loaned securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/26	Shares Held at 04/30/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 176,746,731	$ 60,150,655 (a)	$ —	$ (23,370)	$ (29,006)	$ 236,845,010	236,773,978	$ 596,406 (b)	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds	$ —	$ 2,123,658,413	$ —	$ 2,123,658,413
Foreign Agency Obligations	—	134,947,690	—	134,947,690
Municipal Bonds	—	91,433,024	—	91,433,024

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares U.S. Long Credit Bond Index Fund

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$ 236,845,010	$ —	$ —	$ 236,845,010
	$236,845,010	$2,350,039,127	$—	$2,586,884,137
See notes to financial statements.
Schedule of Investments

Schedule of Investments (unaudited)
April 30, 2026
iShares U.S. Long Government Bond Index Fund
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
U.S. Government Sponsored Agency Securities
Agency Obligations — 0.8%
Fannie Mae, 5.63%, 07/15/37	$4,000	$ 4,348,826
Federal Home Loan Banks
5.63%, 03/14/36	1,000	1,081,626
5.50%, 07/15/36	4,730	5,105,557
Tennessee Valley Authority
5.88%, 04/01/36	11,841	13,082,988
3.50%, 12/15/42	66	54,195
		23,673,192
Total U.S. Government Sponsored Agency Securities — 0.8% (Cost: $25,148,525)		23,673,192
U.S. Treasury Obligations
U.S. Treasury Bonds
5.00%, 05/15/37 - 05/15/45	44,734	45,021,952
4.38%, 02/15/38 - 08/15/43	86,488	82,212,084
4.50%, 05/15/38 - 11/15/54	131,211	123,347,047
3.50%, 02/15/39	5,106	4,576,342
4.25%, 05/15/39 - 08/15/54	165,278	147,929,066
4.63%, 02/15/40 - 11/15/55(a)	374,019	355,499,662
1.13%, 05/15/40 - 08/15/40	84,589	52,592,255
3.88%, 08/15/40 - 05/15/43	92,025	81,360,982
1.38%, 11/15/40 - 08/15/50	118,165	65,403,059
1.88%, 02/15/41 - 11/15/51	205,590	120,808,448
4.75%, 02/15/41 - 02/15/56(a)	376,814	364,110,084
2.25%, 05/15/41 - 02/15/52	187,873	120,386,482
1.75%, 08/15/41	70,905	47,063,393
3.75%, 08/15/41 - 11/15/43	37,976	32,945,190
2.00%, 11/15/41 - 08/15/51	189,377	114,993,769
3.13%, 11/15/41 - 05/15/48	115,249	89,489,016
2.38%, 02/15/42 - 05/15/51	164,196	107,083,901
3.00%, 05/15/42 - 08/15/52	314,863	230,348,119
3.25%, 05/15/42	41,237	33,743,137
2.75%, 08/15/42 - 11/15/47	103,838	74,873,544
3.38%, 08/15/42 - 11/15/48	108,112	86,677,620
Security	Par (000)	Value
U.S. Treasury Obligations (continued)
U.S. Treasury Bonds (continued)
4.00%, 11/15/42 - 11/15/52	$97,550	$ 84,772,760
2.88%, 05/15/43 - 05/15/52(a)	171,490	122,181,852
3.63%, 08/15/43 - 05/15/53(a)	170,879	137,854,557
4.13%, 08/15/44 - 08/15/53	106,369	93,520,554
2.50%, 02/15/45 - 05/15/46	80,206	55,073,536
4.88%, 08/15/45	34,013	33,603,386
1.25%, 05/15/50	58,340	27,355,944
1.63%, 11/15/50	64,134	33,049,000
Total U.S. Treasury Obligations — 97.7% (Cost: $3,263,265,439)		2,967,876,741
Total Long-Term Investments — 98.5% (Cost: $3,288,413,964)		2,991,549,933

	Shares
Short-Term Securities
Money Market Funds — 0.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.83%(b)(c)(d)	4,264,444	4,265,723
Total Short-Term Securities — 0.1% (Cost: $4,264,035)		4,265,723
Total Investments — 98.6% (Cost: $3,292,677,999)		2,995,815,656
Other Assets Less Liabilities — 1.4%		41,855,163
Net Assets — 100.0%		$ 3,037,670,819

(a)	All or a portion of this security is on loan.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/26	Shares Held at 04/30/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 15,552,571	$ —	$ (11,281,237)(a)	$ (2,542)	$ (3,069)	$ 4,265,723	4,264,444	$ 220,519 (b)	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares U.S. Long Government Bond Index Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Ultra U.S. Treasury Bond	1	06/18/26	$ 115	$ (4,568)
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities — Derivative Financial Instruments
Futures contracts Unrealized depreciation on futures contracts(a)	$ —	$ —	$ —	$ —	$ 4,568	$ —	$ 4,568

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets
and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended April 30, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ —	$ —	$ 4,299	$ —	$ 4,299
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ —	$ —	$ (9,152)	$ —	$ (9,152)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$115,938
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
U.S. Government Sponsored Agency Securities	$ —	$ 23,673,192	$ —	$ 23,673,192
U.S. Treasury Obligations	—	2,967,876,741	—	2,967,876,741
Short-Term Securities
Money Market Funds	4,265,723	—	—	4,265,723
	$4,265,723	$2,991,549,933	$—	$2,995,815,656
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares U.S. Long Government Bond Index Fund

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Liabilities
Interest Rate Contracts	$ (4,568)	$ —	$ —	$ (4,568)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)
April 30, 2026
iShares U.S. Securitized Bond Index Fund
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Asset-Backed Securities
Ally Auto Receivables Trust, Series 2025-1, Class A3, 3.96%, 03/15/30	$1,000	$ 997,068
American Express Credit Account Master Trust
Series 2024-2, Class A, 5.24%, 04/15/31	3,000	3,087,298
Series 2024-3, Class A, 4.65%, 07/15/29	1,000	1,007,457
Series 2025-2, Class A, 4.28%, 04/15/30	1,400	1,403,114
Series 2025-3, Class A, 4.51%, 04/15/32	1,000	1,006,770
Series 2025-4, Class A, 4.30%, 07/15/30	4,500	4,510,983
Series 2025-5, Class A, 4.51%, 07/15/32	587	591,499
Capital One Multi-Asset Execution Trust
Series 2025-A1, Class A, 3.82%, 09/15/30	1,000	992,270
Series 2025-A3, Class A, 4.65%, 10/15/37	1,230	1,211,915
CarMax Auto Owner Trust
Series 2024-1, Class A4, 4.94%, 08/15/29	1,000	1,010,359
Series 2024-4, Class A4, 4.64%, 04/15/30	860	865,188
Series 2025-2, Class A3, 4.48%, 03/15/30	5,100	5,122,251
Series 2025-2, Class B, 4.96%, 11/15/30	500	505,014
Series 2025-3, Class A3, 4.35%, 07/15/30	4,000	4,008,872
CarMax Select Receivables Trust, Series 2026-A, Class C, 4.43%, 05/17/32	900	883,558
Carvana Auto Receivables Trust, Series 2025-P3, Class A3, 4.04%, 11/11/30	1,000	995,560
Chase Issuance Trust, Series 2024-A2, Class A, 4.63%, 01/15/31	500	505,810
Citibank Credit Card Issuance Trust
Series 2007-A3, Class A3, 6.15%, 06/15/39	500	547,352
Series 2025-A2, Class A, 4.49%, 06/21/32	500	502,890
Drive Auto Receivables Trust, Series 2024-2, Class D, 4.94%, 05/17/32	1,000	1,007,538
Exeter Automobile Receivables Trust
Series 2024-2A, Class C, 5.74%, 05/15/29	2,352	2,367,506
Series 2024-2A, Class D, 5.92%, 02/15/30	2,000	2,031,665
Series 2025-5A, Class C, 4.68%, 03/15/32	300	298,930
Series 2025-5A, Class D, 5.16%, 03/15/32	500	500,325
First National Master Note Trust, Series 2025-1, Class A, 4.85%, 02/15/30	2,000	2,018,871
Ford Credit Auto Owner Trust, Series 2024-D, Class B, 4.88%, 09/15/30	500	504,790
Ford Credit Floorplan Master Owner Trust A
Series 2025-1, Class A1, 4.63%, 04/15/30	1,000	1,006,261
Series 2025-2, Class A1, 4.06%, 09/15/30	500	497,462
GM Financial Consumer Automobile Receivables Trust
Series 2024-1, Class B, 5.16%, 08/16/29	1,000	1,011,210
Series 2024-2, Class B, 5.28%, 10/16/29	850	861,873
Series 2025-3, Class A3, 4.18%, 08/16/30	1,000	999,949
Series 2025-3, Class A4, 4.30%, 09/16/31	500	500,789
Series 2025-4, Class A3, 3.84%, 02/18/31	2,000	1,984,261
Honda Auto Receivables Owner Trust
Series 2025-4, Class A3, 3.98%, 06/17/30	2,250	2,240,175
Series 2025-4, Class A4, 4.05%, 02/17/32	1,000	994,993
Hyundai Auto Receivables Trust
Series 2024-B, Class B, 5.04%, 09/16/30	560	566,074
Series 2025-C, Class A3, 3.88%, 04/15/30	3,250	3,231,529
Series 2026-A, Class C, 4.31%, 06/15/33	900	884,622
John Deere Owner Trust, Series 2024-A, Class A4, 4.91%, 02/18/31	610	615,957
Mercedes-Benz Auto Receivables Trust, Series 2025-1, Class A3, 4.78%, 12/17/29	3,000	3,023,260
Nissan Auto Receivables Owner Trust
Series 2025-A, Class A, 4.57%, 11/15/30	500	503,734
Security	Par (000)	Value
Asset-Backed Securities (continued)
Nissan Auto Receivables Owner Trust (continued)
Series 2025-A, Class A3, 4.49%, 12/17/29	$1,000	$ 1,004,208
PG&E Wildfire Recovery Funding LLC, Series A- 44.45%, 12/01/49	500	437,497
Santander Drive Auto Receivables Trust
Series 2024-4, Class D, 5.32%, 12/15/31	500	504,145
Series 2024-5, Class D, 5.14%, 02/17/32	2,000	2,010,505
Series 2025-4, Class A3, 4.17%, 04/15/30	1,300	1,299,586
Series 2025-4, Class B, 4.27%, 01/15/32	500	497,533
Series 2026-1, Class A3, 3.93%, 07/15/30	500	497,020
Series 2026-1, Class C, 4.26%, 04/15/32	600	589,579
Synchrony Card Funding LLC, Series 2025-A2, Class A, 4.49%, 05/15/31	2,000	2,006,208
Toyota Auto Receivables Owner Trust, Series 2025-B, Class A3, 4.34%, 11/15/29	200	200,560
Verizon Master Trust
Series 2024-3, Class A1A, 5.34%, 04/22/30	7,000	7,081,877
Series 2025-7, Class A1A, 3.96%, 08/20/31	800	794,981
Virginia Power Fuel Securitization LLC, Series A- 24.88%, 05/01/33	2,000	2,019,926
WF Card Issuance Trust
Series 2024-A2, Class A, 4.29%, 10/15/29	700	702,748
Series 2025-A1, Class A, 4.34%, 05/15/30	1,000	1,003,282
Series 2026-A1, Class A, 4.08%, 04/15/31	1,000	996,869
World Omni Auto Receivables Trust
Series 2025-A, Class A4, 4.86%, 11/15/30	500	505,654
Series 2025-B, Class A3, 4.34%, 09/16/30	500	501,425
World Omni Automobile Lease Securitization Trust, Series 2025-A, Class A3, 4.42%, 04/17/28	400	401,287
Total Asset-Backed Securities — 1.4% (Cost: $80,384,687)		80,461,892
Corporate Bonds
Electric Utilities — 0.1%
Duke Energy Carolinas Nc Storm Funding II LLC, Series A-1, 4.23%, 07/01/37	500	490,658
NYSEG Storm Funding LLC, Series A-2, 4.87%, 05/01/32	500	508,237
PG&E Energy Recovery Funding LLC, Series A-3, 2.82%, 07/15/46	579	425,966
PG&E Recovery Funding LLC
Series 2024-1, Class A3, 5.53%, 06/01/51	2,000	1,982,185
Series 2024-A, Class A2, 5.23%, 06/01/42	1,235	1,235,907
PG&E Wildfire Recovery Funding LLC
Series 2022-1, Class A2, 4.26%, 06/01/38	1,140	1,097,873
Series 2022-1, Class A3, 4.38%, 06/03/41	1,060	990,208
Series 2022-B, Class A2, 4.72%, 06/01/37	500	489,428
Series 2022-B, Class A3, 5.08%, 06/01/43	500	486,630
SCE Recovery Funding LLC
4.45%, 03/15/36	500	494,341
Series 2023-A, Class A2, 5.11%, 12/14/49	280	259,646
Series 2025-A, Class A3, 5.54%, 09/15/52	1,000	981,508
Total Corporate Bonds — 0.1% (Cost: $9,602,915)		9,442,587
Non-Agency Mortgage-Backed Securities
Commercial Mortgage-Backed Securities — 2.5%
Bank
Series 2018-BN11, Class B, 4.48%, 03/15/61(a)	500	481,933
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares U.S. Securitized Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Bank (continued)
Series 2019-BN16, Class C, 4.79%, 02/15/52(a)	$500	$ 455,170
Series 2019-BN18, Class A4, 3.58%, 05/15/62	1,659	1,593,466
Series 2019-BN21, Class A5, 2.85%, 10/17/52	1,964	1,851,304
Series 2020-BN25, Class C, 3.46%, 01/15/63(a)	200	172,617
Series 2020-BN27, Class A5, 2.14%, 04/15/63	4,515	4,052,941
Series 2021-BN35, Class AS, 2.46%, 06/15/64	500	429,160
Series 2021-BN36, Class C, 3.30%, 09/15/64(a)	250	205,505
Series 2022-BNK40, Class B, 3.50%, 03/15/64(a)	500	440,110
Series 2022-BNK43, Class A5, 4.40%, 08/15/55	1,000	972,164
Series 2023-5YR4, Class A3, 6.50%, 12/15/56	433	448,536
Series 2024-5YR7, Class A3, 5.77%, 06/15/57	2,860	2,946,085
Series 2024-5YR7, Class AS, 6.49%, 06/15/57(a)	1,180	1,227,960
Series 2024-5YR7, Class B, 6.94%, 06/15/57	1,150	1,197,459
Series 2024-5YR8, Class A3, 5.88%, 08/15/57	1,000	1,033,272
Series 2025-5YR16, Class A3, 5.28%, 08/15/63	1,000	1,020,076
Series 2025-BNK49, Class A5, 5.62%, 03/15/58(a)	1,000	1,042,142
Series 2025-BNK51, Class AS, 5.54%, 12/25/67	1,000	1,005,930
BBCMS Mortgage Trust
Series 2018-C2, Class A4, 4.05%, 12/15/51	500	495,029
Series 2020-C7, Class A5, 2.04%, 04/15/53	2,010	1,813,344
Series 2021-C12, Class A5, 2.69%, 11/15/54	1,171	1,040,836
Series 2021-C12, Class AS, 2.90%, 11/15/54	250	214,662
Series 2021-C9, Class C, 3.19%, 02/15/54(a)	250	204,224
Series 2022-C16, Class A5, 4.60%, 06/15/55(a)	3,000	2,933,025
Series 2022-C17, Class A5, 4.44%, 09/15/55	1,000	973,515
Series 2022-C18, Class C, 6.37%, 12/15/55(a)	300	291,709
Series 2024-5C25, Class AS, 6.36%, 03/15/57(a)	410	423,770
Series 2024-5C25, Class C, 6.64%, 03/15/57(a)	500	512,807
Series 2024-5C31, Class A3, 5.61%, 12/15/57	500	514,433
Series 2024-C30, Class A2, 6.13%, 11/15/57	400	413,745
Series 2024-C30, Class AS, 5.83%, 11/15/57(a)	250	255,552
Series 2025-5C34, Class A3, 5.66%, 05/15/58	300	309,685
Series 2025-5C38, Class AS, 5.48%, 11/15/58	900	913,756
Series 2025-C32, Class A5, 5.72%, 02/15/62	1,000	1,048,439
Series 2025-C35, Class A5, 5.59%, 07/15/58(a)	500	518,229
Series 2025-C35, Class B, 6.12%, 07/15/58(a)	500	512,179
Series 2025-C39, Class A5, 5.30%, 12/15/58	2,600	2,644,433
Series 2026-5C40, Class A3, 5.25%, 02/15/59	1,800	1,835,837
Series 2026-5C40, Class C, 5.81%, 02/15/59(a)	500	498,052
BBCMS Trust, Series 2021-C10, Class A5, 2.49%, 07/15/54	5,500	4,983,810
Benchmark Mortgage Trust
Series 2018-B5, Class A4, 4.21%, 07/15/51	1,000	989,586
Series 2019-B10, Class A4, 3.72%, 03/15/62	2,654	2,586,669
Series 2019-B11, Class A4, 3.28%, 05/15/52	3,092	2,996,231
Series 2019-B13, Class A4, 2.95%, 08/15/57	4,093	3,865,562
Series 2019-B9, Class A5, 4.02%, 03/15/52	2,489	2,436,671
Series 2020-B18, Class A5, 1.93%, 07/15/53	1,000	889,039
Series 2020-B19, Class B, 2.35%, 09/15/53	937	723,762
Series 2020-B21, Class A4, 1.70%, 12/17/53	2,988	2,684,740
Series 2020-B21, Class A5, 1.98%, 12/17/53	1,990	1,764,093
Series 2021-B28, Class A5, 2.22%, 08/15/54	7,100	6,239,976
Series 2021-B29, Class A4, 2.14%, 09/15/54	500	443,280
Series 2021-B29, Class A5, 2.39%, 09/15/54	2,763	2,440,640
Series 2021-B30, Class B, 2.63%, 11/15/54(a)	250	204,623
Series 2022-B33, Class A5, 3.46%, 03/15/55(a)	476	441,015
Series 2024-V12, Class AS, 6.03%, 12/15/57(a)	500	514,081
Series 2024-V5, Class B, 6.06%, 01/10/57(a)	500	506,682
Series 2024-V6, Class A3, 5.93%, 03/15/57	2,000	2,060,107
Series 2024-V6, Class AS, 6.38%, 03/15/57	920	951,410
Series 2024-V6, Class B, 6.79%, 03/15/57	500	517,305
Series 2024-V7, Class A2, 5.77%, 05/15/56	1,000	1,025,208
Security	Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Benchmark Mortgage Trust (continued)
Series 2025-V13, Class A2, 5.33%, 02/15/58	$1,500	$ 1,512,897
Series 2025-V14, Class A3, 5.18%, 04/15/57	500	506,370
Series 2025-V14, Class AM, 6.09%, 04/15/57(a)	250	258,512
Series 2025-V18, Class A3, 5.18%, 10/15/58	800	813,230
Series 2025-V19, Class A3, 5.25%, 01/15/58	800	815,920
BMARK, Series 2023-V4, Class B, 7.71%, 11/15/56(a)	500	526,946
BMO Mortgage Trust
Series 2023-C7, Class AS, 6.67%, 12/15/56(a)	500	534,126
Series 2024-5C3, Class AS, 6.29%, 02/15/57(a)	1,000	1,029,425
Series 2024-5C6, Class AS, 5.75%, 09/15/57(a)	500	506,381
Series 2024-5C8, Class A2, 5.15%, 12/15/57	1,000	1,010,702
Series 2024-5C8, Class C, 5.74%, 12/15/57(a)	500	488,496
Series 2024-C8, Class A5, 5.60%, 03/15/57(a)	2,720	2,815,867
Series 2024-C8, Class AS, 5.91%, 03/15/57(a)	2,000	2,055,171
Series 2024-C8, Class B, 6.14%, 03/15/57(a)	1,470	1,497,425
Series 2024-C8, Class C, 6.23%, 03/15/57(a)	250	241,117
Series 2025-5C10, Class A3, 5.58%, 05/15/58	500	513,872
Series 2025-5C11, Class C, 6.01%, 07/15/58	250	249,475
Series 2025-5C9, Class A3, 5.78%, 04/15/58(a)	1,000	1,032,893
Series 2025-C11, Class A5, 5.69%, 02/15/58	1,000	1,040,462
Series 2026-5C14, Class A3, 5.21%, 03/15/59	1,500	1,524,480
CD Mortgage Trust(a)
Series 2017-CD6, Class AM, 3.71%, 11/13/50	500	490,470
Series 2018-CD7, Class B, 4.66%, 08/15/51	400	385,871
CGMS Commercial Mortgage Trust, Series 2017-B1, Class C, 4.24%, 08/15/50(a)	500	483,409
Citigroup Commercial Mortgage Trust
Series 2017-C4, Class A4, 3.47%, 10/12/50	6,000	5,931,240
Series 2019-C7, Class C, 4.05%, 12/15/72(a)	1,000	885,395
Series 2019-GC41, Class A5, 2.87%, 08/10/56	1,800	1,699,994
CSAIL Commercial Mortgage Trust
Series 2016-C7, Class AS, 3.96%, 11/15/49(a)	500	494,199
Series 2018-CX11, Class A5, 4.03%, 04/15/51(a)	3,319	3,293,470
Series 2018-CX11, Class B, 4.45%, 04/15/51(a)	500	483,630
Series 2020-C19, Class A3, 2.56%, 03/15/53	1,000	907,450
DBJPM Mortgage Trust
Series 2017-C6, Class AM, 3.56%, 06/10/50(a)	1,500	1,460,522
Series 2020-C9, Class AM, 2.34%, 08/15/53	200	177,101
GS Mortgage Securities Trust
Series 2018-GS10, Class A5, 4.16%, 07/10/51(a)	2,489	2,464,303
Series 2019-GC38, Class A3, 3.70%, 02/10/52	1,000	979,612
Series 2020-GC47, Class A5, 2.38%, 05/12/53	2,000	1,839,386
Series 2021-GSA3, Class A4, 2.37%, 12/15/54	900	789,728
JPMCC Commercial Mortgage Securities Trust, Series 2019-COR4, Class A5, 4.03%, 03/10/52	1,000	959,665
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2025-5C2, Class A3, 5.11%, 11/15/58	150	152,030
Morgan Stanley Capital I Trust
Series 2018-H3, Class A4, 3.91%, 07/15/51	1,566	1,546,602
Series 2019-L3, Class AS, 3.49%, 11/15/52	628	592,366
Series 2019-L3, Class B, 3.77%, 11/15/52(a)	250	226,382
Series 2020-HR8, Class B, 2.70%, 07/15/53	62	52,596
Series 2021-L6, Class AS, 2.75%, 06/15/54(a)	1,634	1,419,618
Series 2021-L6, Class C, 3.55%, 06/15/54(a)	250	207,291
MSWF Commercial Mortgage Trust, Series 2023-2, Class A5, 6.01%, 12/15/56(a)	502	531,668
UBS Commercial Mortgage Trust(a)
Series 2018-C14, Class AS, 4.75%, 12/15/51	500	493,160
Series 2018-C14, Class B, 5.10%, 12/15/51	250	243,569
Series 2018-C15, Class AS, 4.67%, 12/15/51	250	242,638
Wells Fargo Commercial Mortgage Trust
Series 2017-C41, Class C, 4.63%, 11/15/50(a)	155	145,494

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares U.S. Securitized Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Wells Fargo Commercial Mortgage Trust (continued)
Series 2018-C43, Class AS, 4.15%, 03/15/51(a)	$750	$ 737,897
Series 2018-C43, Class ASB, 3.95%, 03/15/51(a)	369	367,499
Series 2018-C46, Class AS, 4.38%, 08/15/51	500	488,577
Series 2018-C47, Class A4, 4.44%, 09/15/61	1,000	997,779
Series 2018-C47, Class AS, 4.67%, 09/15/61(a)	2,000	1,966,559
Series 2019-C49, Class A5, 4.02%, 03/15/52	3,195	3,153,047
Series 2020-C56, Class A5, 2.45%, 06/15/53	2,580	2,381,949
Series 2020-C58, Class A4, 2.09%, 07/15/53	2,349	2,100,120
Series 2021-C59, Class ASB, 2.30%, 04/15/54	798	764,701
Series 2021-C61, Class C, 3.31%, 11/15/54	500	411,660
Series 2025-5C3, Class C, 6.23%, 01/15/58(a)	500	504,847
Series 2025-5C5, Class A3, 5.59%, 07/15/58	200	206,185
Series 2025-5C5, Class AS, 5.92%, 07/15/58	500	515,485
Series 2025-5C6, Class A3, 5.19%, 10/15/58	1,000	1,016,967
Series 2025-C64, Class A5, 5.65%, 02/15/58	500	520,721
Total Non-Agency Mortgage-Backed Securities — 2.5% (Cost: $146,805,067)		142,894,200
U.S. Government Sponsored Agency Securities
Commercial Mortgage-Backed Securities — 2.8%
Fannie Mae-Aces
Series 2017-M12, Class A2, 3.17%, 06/25/27(a)	960	949,837
Series 2017-M15, Class A2, 3.06%, 09/25/27(a)	2,617	2,584,477
Series 2018-M12, Class A2, 3.78%, 08/25/30(a)	2,237	2,186,705
Series 2018-M3, Class A2, 3.18%, 02/25/30(a)	4,729	4,556,932
Series 2019-M22, Class A2, 2.52%, 08/25/29	3,294	3,131,240
Series 2020-M46, Class A2, 1.32%, 05/25/30	4,408	3,988,815
Series 2021-M13, Class A2, 1.65%, 04/25/31(a)	3,536	3,116,519
Series 2021-M17, Class A2, 1.71%, 07/25/31(a)	2,489	2,202,384
Series 2023-M6, Class A2, 4.19%, 07/25/28(a)	2,749	2,743,893
Freddie Mac Multifamily Structured Pass Through Certificates
Series K071, Class A2, 3.29%, 11/25/27	10,000	9,868,409
Series K072, Class A2, 3.44%, 12/25/27	2,000	1,977,337
Series K076, Class A2, 3.90%, 04/25/28	659	654,957
Series K080, Class A2, 3.93%, 07/25/28(a)	1,000	993,194
Series K081, Class A2, 3.90%, 08/25/28(a)	6,302	6,254,502
Series K085, Class A2, 4.06%, 10/25/28(a)	4,000	3,982,134
Series K088, Class A2, 3.69%, 01/25/29	413	407,333
Series K100, Class A2, 2.67%, 09/25/29	12,302	11,704,139
Series K101, Class A2, 2.52%, 10/25/29	4,690	4,436,405
Series K109, Class A2, 1.56%, 04/25/30	8,471	7,664,012
Series K110, Class A2, 1.48%, 04/25/30	2,190	1,978,225
Series K111, Class A2, 1.35%, 05/25/30	829	741,884
Series K117, Class A2, 1.41%, 08/25/30	3,000	2,668,922
Series K120, Class A2, 1.50%, 10/25/30	2,000	1,776,443
Series K123, Class A2, 1.62%, 12/25/30	8,302	7,394,600
Series K126, Class A2, 2.07%, 01/25/31	5,074	4,603,035
Series K128, Class A2, 2.02%, 03/25/31	3,000	2,710,043
Series K136, Class A2, 2.13%, 11/25/31	2,000	1,782,557
Series K143, Class A2, 2.35%, 03/25/32	3,425	3,065,645
Series K144, Class A2, 2.45%, 04/25/32	5,000	4,492,199
Series K146, Class A2, 2.92%, 06/25/32	2,000	1,840,335
Series K149, Class AM, 3.53%, 09/25/32	500	472,987
Series K-150, Class A2, 3.71%, 09/25/32(a)	2,000	1,917,428
Series K-151, Class A2, 3.80%, 10/25/32(a)	3,750	3,608,303
Series K-1521, Class A2, 2.18%, 08/25/36	3,967	3,155,363
Series K-154, Class A2, 4.35%, 01/25/33(a)	2,500	2,478,660
Series K-156, Class A2, 4.43%, 02/25/33(a)	2,500	2,490,516
Series K-157, Class A2, 4.20%, 05/25/33	1,000	981,037
Security	Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Freddie Mac Multifamily Structured Pass Through Certificates (continued)
Series K-158, Class A2, 4.05%, 07/25/33	$1,500	$ 1,456,717
Series K-159, Class A2, 4.50%, 07/25/33(a)	2,500	2,493,849
Series K-160, Class A2, 4.50%, 08/25/33(a)	2,000	1,994,338
Series K-162, Class A2, 5.15%, 12/25/33(a)	1,000	1,035,691
Series K-166, Class A2, 4.58%, 10/25/34(a)	500	498,691
Series K-167, Class A2, 4.76%, 10/25/34	3,600	3,634,287
Series K-169, Class A2, 4.66%, 12/25/34(a)	1,500	1,503,106
Series K-171, Class A2, 4.40%, 06/25/35(a)	3,000	2,943,530
Series K-172, Class A2, 4.58%, 08/25/35(a)	1,800	1,788,989
Series K-173, Class A2, 4.60%, 09/25/35(a)	2,000	1,990,015
Series K-174, Class A2, 4.53%, 10/25/35(a)	1,000	989,294
Series K-179, Class A2, 1.00%, 03/25/36(a)	1,500	1,456,319
Series K506, Class A2, 4.65%, 08/25/28(a)	1,825	1,837,819
Series K507, Class A2, 4.80%, 09/25/28(a)	2,000	2,021,213
Series K510, Class A2, 5.07%, 10/25/28(a)	1,000	1,016,921
Series K541, Class A2, 4.35%, 02/25/30(a)	900	901,392
Series K543, Class A2, 4.33%, 06/25/30(a)	2,000	2,000,924
Series K739, Class A2, 1.34%, 09/25/27	2,926	2,838,962
Series K748, Class A2, 2.26%, 01/25/29(a)	10,000	9,514,302
Series K753, Class A2, 4.40%, 10/25/30	1,928	1,933,158
		165,410,923
Mortgage-Backed Securities — 92.9%
Fannie Mae Mortgage-Backed Securities
3.00%, 02/01/47	679	619,343
4.00%, 02/01/47 - 02/01/57	2,554	2,423,004
3.50%, 11/01/51	3,965	3,690,728
(12-mo. RFUCCT US + 1.53%), 6.07%, 05/01/43(a)	24	24,525
(12-mo. RFUCCT US + 1.54%), 6.25%, 06/01/43(a)	36	37,356
(12-mo. RFUCCT US + 1.70%), 6.32%, 08/01/42(a)	8	8,031
(12-mo. RFUCCT US + 1.75%), 6.47%, 08/01/41(a)	2	1,592
(12-mo. RFUCCT US + 1.83%), 6.30%, 11/01/40(a)	1	1,022
Freddie Mac Mortgage-Backed Securities
3.00%, 03/01/27 - 10/01/47	26,418	24,031,104
2.50%, 07/01/28 - 01/01/33	4,522	4,357,381
3.50%, 03/01/32 - 06/01/49	26,140	24,391,508
5.00%, 04/01/33 - 04/01/49	1,041	1,047,387
4.00%, 05/01/33 - 01/01/49	8,964	8,569,772
5.50%, 06/01/35 - 01/01/39	33	33,790
4.50%, 06/01/38 - 01/01/49	3,626	3,568,486
(12-mo. RFUCCT US + 1.62%), 6.27%, 08/01/41(a)	1	1,361
(12-mo. RFUCCT US + 1.85%), 6.31%, 09/01/40(a)	3	3,373
Ginnie Mae Mortgage-Backed Securities
5.50%, 12/15/32 - 05/20/56(b)	170,195	172,221,855
6.00%, 03/15/35 - 05/20/56(b)	82,910	84,721,676
6.50%, 09/15/36 - 12/20/55(b)	36,775	38,415,679
4.50%, 07/15/39 - 05/20/56(b)	115,482	112,077,433
5.00%, 11/15/39 - 05/20/56(b)	178,144	177,224,365
4.00%, 03/15/41 - 05/20/56(b)	89,467	84,377,853
3.50%, 09/20/42 - 05/20/56(b)	130,351	119,597,542
3.00%, 01/20/43 - 05/20/56(b)	157,867	141,030,431
2.50%, 05/20/45 - 05/20/56(b)	216,779	185,745,912
2.00%, 07/20/50 - 05/20/56(b)	211,866	174,639,803
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares U.S. Securitized Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Ginnie Mae Mortgage-Backed Securities (continued)
1.50%, 10/20/51	$647	$ 507,316
Uniform Mortgage-Backed Securities
4.00%, 05/01/26 - 05/13/56(b)	276,590	263,421,400
3.00%, 01/01/27 - 05/13/56(b)	400,216	357,756,526
3.50%, 01/01/27 - 05/13/56(b)	259,256	239,185,141
2.50%, 09/01/28 - 05/13/56(b)	761,509	653,529,144
7.00%, 02/01/32	6	6,159
6.50%, 07/01/32 - 09/01/55	145,909	152,645,868
5.00%, 11/01/33 - 05/13/56(b)	331,371	328,298,998
6.00%, 03/01/34 - 06/11/56(b)	339,035	348,208,509
2.00%, 12/01/35 - 05/13/56(b)	1,213,189	1,006,972,292
1.50%, 03/01/36 - 11/01/51(b)	112,299	92,544,236
5.50%, 04/01/36 - 05/13/56(b)	398,369	403,081,906
4.50%, 09/01/39 - 05/13/56(b)	182,762	177,007,224
		5,386,027,031
Total U.S. Government Sponsored Agency Securities — 95.7% (Cost: $5,857,493,535)		5,551,437,954
Total Long-Term Investments — 99.7% (Cost: $6,094,286,204)		5,784,236,633

	Shares
Short-Term Securities
Money Market Funds — 8.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.83%(c)(d)	460,752,488	460,890,714
Total Short-Term Securities — 8.0% (Cost: $460,756,567)		460,890,714
Total Investments Before TBA Sale Commitments — 107.7% (Cost: $6,555,042,771)		6,245,127,347

Security	Par (000)	Value
TBA Sale Commitments(b)
Mortgage-Backed Securities — (0.6)%
Ginnie Mae Mortgage-Backed Securities, 5.50%, 05/20/56	$(2,325)	$ (2,341,338)
Uniform Mortgage-Backed Securities
2.50%, 05/18/41	(1,750)	(1,646,579)
3.00%, 03/25/37 - 05/13/56	(6,500)	(5,766,332)
3.50%, 05/13/56	(3,000)	(2,730,409)
4.00%, 05/13/56	(3,900)	(3,657,012)
5.00%, 05/13/56	(1,375)	(1,354,499)
5.50%, 05/13/56	(650)	(653,233)
6.00%, 05/13/56	(14,675)	(14,980,718)
Total TBA Sale Commitments — (0.6)% (Proceeds: $(33,311,677))		(33,130,120)
Total Investments, Net of TBA Sale Commitments — 107.1% (Cost: $6,521,731,094)		6,211,997,227
Liabilities in Excess of Other Assets — (7.1)%		(412,475,929)
Net Assets — 100.0%		$ 5,799,521,298

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	Represents or includes a TBA transaction.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/26	Shares Held at 04/30/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 609,916,262	$ —	$ (148,905,391)(a)	$ (47,651)	$ (72,506)	$ 460,890,714	460,752,488	$ 10,020,679	$ —

(a)	Represents net amount purchased (sold).

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares U.S. Securitized Bond Index Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$ —	$ 80,461,892	$ —	$ 80,461,892
Corporate Bonds	—	9,442,587	—	9,442,587
Non-Agency Mortgage-Backed Securities	—	142,894,200	—	142,894,200
U.S. Government Sponsored Agency Securities	—	5,551,437,954	—	5,551,437,954
Short-Term Securities
Money Market Funds	460,890,714	—	—	460,890,714
Liabilities
Investments
TBA Sale Commitments	—	(33,130,120)	—	(33,130,120)
	$460,890,714	$5,751,106,513	$—	$6,211,997,227
See notes to financial statements.
Schedule of Investments

Statements of Assets and Liabilities (unaudited)
April 30, 2026

	iShares U.S. Intermediate Credit Bond Index Fund	iShares U.S. Intermediate Government Bond Index Fund	iShares U.S. Long Credit Bond Index Fund	iShares U.S. Long Government Bond Index Fund
ASSETS
Investments, at value — unaffiliated(a)(b)	$ 3,605,596,003	$ 7,615,425,088	$ 2,350,039,127	$ 2,991,549,933
Investments, at value — affiliated(c)	241,511,891	883,754,633	236,845,010	4,265,723
Cash	5,839	—	212,801	—
Cash pledged for futures contracts	—	—	—	6,000
Receivables:
Investments sold	7,465,584	99,872,695	—	—
Securities lending income — affiliated	61,975	56,265	55,444	15,806
Capital shares sold	104,952,741	337,454,898	40,093,316	118,367,834
Dividends — affiliated	76,170	39,091	38,074	2,667
Interest — unaffiliated	38,258,809	63,848,306	33,059,808	41,881,959
From affiliate	—	8,219	—	—
Prepaid expenses	15,884	14,964	8,902	9,623
Total assets	3,997,944,896	9,000,474,159	2,660,352,482	3,156,099,545
LIABILITIES
Bank overdraft	—	25,785	—	—
Collateral on securities loaned	238,534,491	860,651,232	230,367,700	2,987,500
Payables:
Investments purchased	71,428,270	442,412,241	39,968,820	115,417,984
Professional fees	23,650	26,990	22,507	23,042
Variation margin on futures contracts	—	—	—	200
Total liabilities	309,986,411	1,303,116,248	270,359,027	118,428,726
Commitments and contingent liabilities
NET ASSETS	$ 3,687,958,485	$ 7,697,357,911	$ 2,389,993,455	$ 3,037,670,819
NET ASSETS CONSIST OF
Paid-in capital(d)(e)(f)	$ 3,801,975,391	$ 7,947,695,538	$ 2,876,832,981	$ 3,790,621,249
Accumulated loss	(114,016,906)	(250,337,627)	(486,839,526)	(752,950,430)
NET ASSETS	$ 3,687,958,485	$ 7,697,357,911	$ 2,389,993,455	$ 3,037,670,819
Net asset value	$ 10.12	$ 9.93	$ 8.90	$ 7.57
(a) Investments, at cost—unaffiliated	$3,610,798,894	$7,711,313,957	$2,580,891,398	$3,288,413,964
(b) Securities loaned, at value	$231,255,869	$835,181,181	$221,796,771	$2,862,345
(c) Investments, at cost—affiliated	$241,463,316	$883,723,444	$236,806,706	$4,264,035
(d) Shares outstanding	364,552,646	774,821,124	268,575,609	401,265,694
(e) Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
(f) Par value	$0.001	$0.001	$0.001	$0.001
See notes to financial statements.

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Statements of Assets and Liabilities (unaudited) (continued)
April 30, 2026

iShares U.S. Securitized Bond Index Fund
ASSETS
Investments, at value — unaffiliated(a)	$ 5,784,236,633
Investments, at value — affiliated(b)	460,890,714
Receivables:
Investments sold	6,598,444
TBA sale commitments	33,311,677
Capital shares sold	172,169,561
Dividends — affiliated	1,270,666
Interest — unaffiliated	17,605,360
Principal paydowns	79,617
Prepaid expenses	13,043
Total assets	6,476,175,715
LIABILITIES
Bank overdraft	1,059,867
TBA sale commitments, at value(c)	33,130,120
Payables:
Investments purchased	642,438,867
Professional fees	25,563
Total liabilities	676,654,417
Commitments and contingent liabilities
NET ASSETS	$ 5,799,521,298
NET ASSETS CONSIST OF
Paid-in capital(d)(e)(f)	$ 6,179,807,240
Accumulated loss	(380,285,942)
NET ASSETS	$ 5,799,521,298
Net asset value	$ 9.61
(a) Investments, at cost—unaffiliated	$6,094,286,204
(b) Investments, at cost—affiliated	$460,756,567
(c) Proceeds from TBA sale commitments	$33,311,677
(d) Shares outstanding	603,682,235
(e) Shares authorized	Unlimited
(f) Par value	$0.001
See notes to financial statements.
Statements of Assets and Liabilities

Statements of Operations (unaudited)
Six Months Ended April 30, 2026

	iShares U.S. Intermediate Credit Bond Index Fund	iShares U.S. Intermediate Government Bond Index Fund	iShares U.S. Long Credit Bond Index Fund	iShares U.S. Long Government Bond Index Fund
INVESTMENT INCOME
Dividends — affiliated	$473,348	$163,447	$303,397	$110,802
Interest — unaffiliated	82,424,346	132,909,316	65,246,624	66,524,200
Securities lending income — affiliated — net	384,052	284,328	293,009	109,717
Total investment income	83,281,746	133,357,091	65,843,030	66,744,719
EXPENSES
Administration	1,087,287	1,871,704	721,293	735,971
Investment advisory	1,087,287	1,871,704	721,293	735,971
Professional	20,007	22,592	19,140	19,510
Trustees and Officer	14,900	27,277	11,194	12,699
Miscellaneous	4,235	4,240	4,385	4,235
Total expenses excluding interest expense	2,213,716	3,797,517	1,477,305	1,508,386
Interest expense — unaffiliated	662	—	—	983
Total expenses	2,214,378	3,797,517	1,477,305	1,509,369
Less fees waived and/or reimbursed by the Administrator/Manager	(2,209,481)	(3,793,278)	(1,472,920)	(1,504,151)
Total expenses after fees waived and/or reimbursed	4,897	4,239	4,385	5,218
Net investment income	83,276,849	133,352,852	65,838,645	66,739,501
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	215,685	(9,012,095)	(21,372,670)	(46,783,971)
Investments — affiliated	(24,826)	(80,162)	(23,370)	(2,542)
Futures contracts	—	—	—	4,299
	190,859	(9,092,257)	(21,396,040)	(46,782,214)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	(41,266,662)	(59,720,818)	(74,738,789)	(88,368,377)
Investments — affiliated	(40,576)	30,858	(29,006)	(3,069)
Futures contracts	—	—	—	(9,152)
	(41,307,238)	(59,689,960)	(74,767,795)	(88,380,598)
Net realized and unrealized loss	(41,116,379)	(68,782,217)	(96,163,835)	(135,162,812)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$42,160,470	$64,570,635	$(30,325,190)	$(68,423,311)
See notes to financial statements.

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Statements of Operations (unaudited) (continued)
Six Months Ended April 30, 2026

iShares U.S. Securitized Bond Index Fund
INVESTMENT INCOME
Dividends — affiliated	$10,020,679
Interest — unaffiliated	106,704,457
Total investment income	116,725,136
EXPENSES
Administration	1,729,071
Investment advisory	1,729,071
Trustees and Officer	21,936
Professional	21,216
Miscellaneous	4,385
Total expenses excluding interest expense	3,505,679
Interest expense — unaffiliated	240
Total expenses	3,505,919
Less fees waived and/or reimbursed by the Administrator/Manager	(3,501,293)
Total expenses after fees waived and/or reimbursed	4,626
Net investment income	116,720,510
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized loss from:
Investments — unaffiliated	(1,871,623)
Investments — affiliated	(47,651)
(1,919,274)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	(39,360,782)
Investments — affiliated	(72,506)
(39,433,288)
Net realized and unrealized loss	(41,352,562)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$75,367,948
See notes to financial statements.
Statements of Operations

Statements of Changes in Net Assets

	iShares U.S. Intermediate Credit Bond Index Fund		iShares U.S. Intermediate Government Bond Index Fund
	Six Months Ended 04/30/26 (unaudited)	Year Ended 10/31/25	Six Months Ended 04/30/26 (unaudited)	Year Ended 10/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$83,276,849	$158,212,929	$133,352,852	$198,546,135
Net realized gain (loss)	190,859	(12,550,336)	(9,092,257)	(39,833,344)
Net change in unrealized appreciation (depreciation)	(41,307,238)	96,377,305	(59,689,960)	152,607,583
Net increase in net assets resulting from operations	42,160,470	242,039,898	64,570,635	311,320,374
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(82,170,891)	(158,758,426)	(131,029,896)	(198,260,872)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	63,725,014	196,880,409	202,324,545	2,324,205,437
NET ASSETS
Total increase in net assets	23,714,593	280,161,881	135,865,284	2,437,264,939
Beginning of period	3,664,243,892	3,384,082,011	7,561,492,627	5,124,227,688
End of period	$3,687,958,485	$3,664,243,892	$7,697,357,911	$7,561,492,627

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Statements of Changes in Net Assets (continued)

	iShares U.S. Long Credit Bond Index Fund		iShares U.S. Long Government Bond Index Fund
	Six Months Ended 04/30/26 (unaudited)	Year Ended 10/31/25	Six Months Ended 04/30/26 (unaudited)	Year Ended 10/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$65,838,645	$134,113,620	$66,739,501	$133,101,856
Net realized loss	(21,396,040)	(119,878,814)	(46,782,214)	(293,580,251)
Net change in unrealized appreciation (depreciation)	(74,767,795)	116,584,603	(88,380,598)	261,768,198
Net increase (decrease) in net assets resulting from operations	(30,325,190)	130,819,409	(68,423,311)	101,289,803
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(65,037,729)	(134,491,429)	(65,894,256)	(133,169,952)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	56,957,821	(67,611,731)	253,007,503	(7,810,255)
NET ASSETS
Total increase (decrease) in net assets	(38,405,098)	(71,283,751)	118,689,936	(39,690,404)
Beginning of period	2,428,398,553	2,499,682,304	2,918,980,883	2,958,671,287
End of period	$2,389,993,455	$2,428,398,553	$3,037,670,819	$2,918,980,883

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
Statements of Changes in Net Assets

Statements of Changes in Net Assets (continued)

	iShares U.S. Securitized Bond Index Fund
	Six Months Ended 04/30/26 (unaudited)	Year Ended 10/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$116,720,510	$221,680,491
Net realized loss	(1,919,274)	(4,334,885)
Net change in unrealized appreciation (depreciation)	(39,433,288)	170,616,721
Net increase in net assets resulting from operations	75,367,948	387,962,327
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(122,136,696)	(216,178,443)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(3,607,152)	555,424,021
NET ASSETS
Total increase (decrease) in net assets	(50,375,900)	727,207,905
Beginning of period	5,849,897,198	5,122,689,293
End of period	$5,799,521,298	$5,849,897,198

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights
(For a share outstanding throughout each period)

	iShares U.S. Intermediate Credit Bond Index Fund
	Six Months Ended 04/30/26 (unaudited)	Year Ended 10/31/25	Year Ended 10/31/24	Year Ended 10/31/23	Period from 05/20/22(a) to 10/31/22

Net asset value, beginning of period	$10.23	$9.99	$9.42	$9.43	$10.00
Net investment income(b)	0.23	0.45	0.42	0.35	0.12
Net realized and unrealized gain (loss)	(0.11)	0.24	0.57	(0.01)	(0.57)
Net increase (decrease) from investment operations	0.12	0.69	0.99	0.34	(0.45)
Distributions from net investment income(c)	(0.23)	(0.45)	(0.42)	(0.35)	(0.12)
Net asset value, end of period	$10.12	$10.23	$9.99	$9.42	$9.43
Total Return(d)
Based on net asset value	1.19%(e)	7.11%(f)	10.62%	3.53%	(4.49)%(e)
Ratios to Average Net Assets(g)
Total expenses	0.12%(h)	0.12%	0.12%	0.12%	0.12%(h)
Total expenses after fees waived and/or reimbursed	0.00%(h)(i)	0.00%(i)	0.00%(i)	0.00%(i)	— %(h)
Net investment income	4.60%(h)	4.52%	4.25%	3.61%	2.84%(h)
Supplemental Data
Net assets, end of period (000)	$3,687,958	$3,664,244	$3,384,082	$2,424,008	$1,770,102
Portfolio turnover rate	11%	30%	20%	14%	19%(j)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Amount is less than 0.005%.
(j)	Portfolio turnover rate excludes in-kind transactions.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	iShares U.S. Intermediate Government Bond Index Fund
	Six Months Ended 04/30/26 (unaudited)	Year Ended 10/31/25	Year Ended 10/31/24	Year Ended 10/31/23	Period from 05/20/22(a) to 10/31/22

Net asset value, beginning of period	$10.02	$9.80	$9.44	$9.51	$10.00
Net investment income(b)	0.18	0.34	0.29	0.23	0.08
Net realized and unrealized gain (loss)	(0.09)	0.21	0.36	(0.08)	(0.50)
Net increase (decrease) from investment operations	0.09	0.55	0.65	0.15	(0.42)
Distributions from net investment income(c)	(0.18)	(0.33)	(0.29)	(0.22)	(0.07)
Net asset value, end of period	$9.93	$10.02	$9.80	$9.44	$9.51
Total Return(d)
Based on net asset value	0.85%(e)	5.70%(f)	6.92%	1.59%	(4.18)%(e)
Ratios to Average Net Assets(g)
Total expenses	0.10%(h)	0.10%	0.10%	0.10%	0.10%(h)
Total expenses after fees waived and/or reimbursed	0.00%(h)(i)	0.00%(i)	0.00%(i)	0.00%(i)	— %(h)
Net investment income	3.56%(h)	3.39%	3.00%	2.35%	1.73%(h)
Supplemental Data
Net assets, end of period (000)	$7,697,358	$7,561,493	$5,124,228	$3,922,899	$3,462,964
Portfolio turnover rate	16%	34%	21%	24%	16%(j)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Amount is less than 0.005%.
(j)	Portfolio turnover rate excludes in-kind transactions.
See notes to financial statements.

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	iShares U.S. Long Credit Bond Index Fund
	Six Months Ended 04/30/26 (unaudited)	Year Ended 10/31/25	Year Ended 10/31/24	Year Ended 10/31/23	Period from 05/20/22(a) to 10/31/22

Net asset value, beginning of period	$9.25	$9.22	$8.17	$8.53	$10.00
Net investment income(b)	0.25	0.49	0.48	0.47	0.20
Net realized and unrealized gain (loss)	(0.35)	0.03	1.05	(0.36)	(1.47)
Net increase (decrease) from investment operations	(0.10)	0.52	1.53	0.11	(1.27)
Distributions from net investment income(c)	(0.25)	(0.49)	(0.48)	(0.47)	(0.20)
Net asset value, end of period	$8.90	$9.25	$9.22	$8.17	$8.53
Total Return(d)
Based on net asset value	(1.14)%(e)	5.87%	18.83%	0.80%	(12.84)%(e)
Ratios to Average Net Assets(f)
Total expenses	0.12%(g)	0.12%	0.12%	0.12%	0.12%(g)
Total expenses after fees waived and/or reimbursed	0.00%(g)(h)	0.00%(h)	0.00%(h)	0.00%(h)	— %(g)
Net investment income	5.48%(g)	5.42%	5.19%	5.11%	4.79%(g)
Supplemental Data
Net assets, end of period (000)	$2,389,993	$2,428,399	$2,499,682	$1,983,565	$1,924,367
Portfolio turnover rate	9%	27%	13%	13%	7%(i)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Amount is less than 0.005%.
(i)	Portfolio turnover rate excludes in-kind transactions.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	iShares U.S. Long Government Bond Index Fund
	Six Months Ended 04/30/26 (unaudited)	Year Ended 10/31/25	Year Ended 10/31/24	Year Ended 10/31/23	Period from 05/20/22(a) to 10/31/22

Net asset value, beginning of period	$7.93	$8.02	$7.25	$8.18	$10.00
Net investment income(b)	0.17	0.34	0.32	0.30	0.13
Net realized and unrealized gain (loss)	(0.36)	(0.09)	0.77	(0.93)	(1.82)
Net increase (decrease) from investment operations	(0.19)	0.25	1.09	(0.63)	(1.69)
Distributions from net investment income(c)	(0.17)	(0.34)	(0.32)	(0.30)	(0.13)
Net asset value, end of period	$7.57	$7.93	$8.02	$7.25	$8.18
Total Return(d)
Based on net asset value	(2.38)%(e)	3.26%	15.01%	(8.17)%	(17.06)%(e)
Ratios to Average Net Assets(f)
Total expenses	0.10%(g)	0.10%	0.10%	0.10%	0.10%(g)
Total expenses after fees waived and/or reimbursed	0.00%(g)(h)	0.00%(h)	0.00%(h)	0.00%(h)	— %(g)
Net investment income	4.53%(g)	4.38%	3.92%	3.57%	3.09%(g)
Supplemental Data
Net assets, end of period (000)	$3,037,671	$2,918,981	$2,958,671	$2,145,413	$1,860,524
Portfolio turnover rate	7%	33%	12%	4%	5%(i)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Amount is less than 0.005%.
(i)	Portfolio turnover rate excludes in-kind transactions.
See notes to financial statements.

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	iShares U.S. Securitized Bond Index Fund
	Six Months Ended 04/30/26 (unaudited)	Year Ended 10/31/25	Year Ended 10/31/24	Year Ended 10/31/23	Period from 05/20/22(a) to 10/31/22

Net asset value, beginning of period	$9.69	$9.39	$8.76	$9.12	$10.00
Net investment income(b)	0.19	0.39	0.36	0.32	0.11
Net realized and unrealized gain (loss)	(0.06)	0.28	0.62	(0.35)	(0.88)
Net increase (decrease) from investment operations	0.13	0.67	0.98	(0.03)	(0.77)
Distributions(c)
From net investment income	(0.19)	(0.37)	(0.35)	(0.33)	(0.11)
From net realized gain	(0.02)	—	—	—	—
Return of capital	—	—	—	(0.00)(d)	—
Total distributions	(0.21)	(0.37)	(0.35)	(0.33)	(0.11)
Net asset value, end of period	$9.61	$9.69	$9.39	$8.76	$9.12
Total Return(e)
Based on net asset value	1.30%(f)	7.35%	11.25%	(0.53)%	(7.71)%(f)
Ratios to Average Net Assets(g)
Total expenses	0.12%(h)	0.12%	0.12%	0.12%	0.12%(h)
Total expenses after fees waived and/or reimbursed	0.00%(h)(i)	0.00%(i)	0.00%(i)	0.00%(i)	— %(h)
Net investment income	4.05%(h)	4.09%	3.89%	3.43%	2.53%(h)
Supplemental Data
Net assets, end of period (000)	$5,799,521	$5,849,897	$5,122,689	$4,225,036	$3,867,714
Portfolio turnover rate(j)	110%	243%	252%	341%	150%(k)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.005) per share.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Amount is less than 0.005%.
(j)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended 04/30/26 (unaudited)	Year Ended 10/31/25	Year Ended 10/31/24	Year Ended 10/31/23	Period from 05/20/22(a) to 10/31/22

Portfolio turnover rate (excluding MDRs)	59%	138%	132%	163%	150%

(k)	Portfolio turnover rate excludes in-kind transactions.
See notes to financial statements.
Financial Highlights

Notes to Financial Statements (unaudited)

1.
ORGANIZATION
BlackRock FundsSM (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Trust is organized as a Massachusetts business trust.  The following, each of which is a series of the Trust, are referred to herein collectively as the “Funds” or individually as a “Fund”:
Fund Name	Herein Referred To As	Diversification Classification
iShares U.S. Intermediate Credit Bond Index Fund	U.S. Intermediate Credit Bond	Diversified
iShares U.S. Intermediate Government Bond Index Fund	U.S. Intermediate Government Bond	Diversified
iShares U.S. Long Credit Bond Index Fund	U.S. Long Credit Bond	Diversified
iShares U.S. Long Government Bond Index Fund	U.S. Long Government Bond	Diversified
iShares U.S. Securitized Bond Index Fund	U.S. Securitized Bond	Diversified
The Funds, together with certain other registered investment companies advised by BlackRock Fund Advisors (“BFA” or the “Manager”) or its affiliates, are included in a complex of funds referred to as the BlackRock Multi-Asset Complex.  Shares of each Fund may be purchased and held only by or on behalf of mutual funds advised by BFA or its affiliates.
2.
SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition:  For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed (the “trade dates”).  Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value.  Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.  Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
Distributions:  Distributions from net investment income are declared daily and paid monthly.  Distributions of capital gains are recorded on the ex-dividend dates and made at least annually.  The portion of distributions, if any, that exceeds a fund’s current and accumulated earnings and profits, as measured on a tax basis, constitute a non-taxable return of capital. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.
Other:  Expenses directly related to a Fund are charged to that Fund. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
Segment Reporting: The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each Fund’s financial statements.
3.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) has approved the designation of each Fund’s Manager  as the valuation designee for each Fund.  Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
•Fixed-income investments and certain derivative instruments for which market quotations are readily available are generally valued using the last available bid price (including evaluated prices) provided by independent dealers or third-party pricing services. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots of securities in certain asset classes may trade at lower prices than institutional round lots, and the value ultimately realized when the securities are sold could differ from the prices used by a fund. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
•Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).
•Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
•Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
•Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.  Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors.  The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4.
SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Forward Commitments, When-Issued and Delayed Delivery Securities: The Funds may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Funds may purchase securities under such conditions with the intention of actually acquiring them but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Funds may be required to pay more at settlement than the security is worth. In addition, a fund is not entitled to any of the interest earned prior to settlement. When purchasing a security on a delayed delivery basis, the Funds assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations. In the event of default by the counterparty, the Funds’ maximum amount of loss is the unrealized appreciation of unsettled when-issued transactions. These types of securities may be considered unfunded and may obligate the Funds to make future cash payments. An unfunded commitment is marked-to-market and any unrealized appreciation (depreciation) is separately presented in the Statements of Assets and Liabilities and Statements of Operations.
TBA Commitments: TBA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, if there are expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.
In order to better define contractual rights and to secure rights that will help a fund mitigate its counterparty risk, TBA commitments may be entered into by a fund under Master Securities Forward Transaction Agreements (each, an “MSFTA”). An MSFTA typically contains, among other things, collateral posting terms and netting provisions in the event of default and/or termination event. The collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of the collateral currently pledged by a fund and the counterparty. Cash collateral that has been pledged to cover the obligations of a fund and cash collateral received from the counterparty, if any, is reported separately in the Statements of Assets and Liabilities as cash pledged as collateral for TBA commitments or cash received as collateral for TBA commitments, respectively. Non-cash collateral pledged by a fund, if any, is noted in the Schedules of Investments. Typically, a fund is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted to do so. To the extent amounts due to a fund are not fully collateralized, contractually or otherwise, a fund bears the risk of loss from counterparty non-performance.
Mortgage Dollar Roll Transactions: The Funds may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.
Securities Lending: Certain Funds may lend their securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Funds collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral is returned by the Fund, on the next business day. During the term of the loan, the Funds are entitled to all distributions made on or in respect of the loaned securities, but do not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Institutional Trust Company, N.A. (“BTC”), if any, is disclosed in the Schedules of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Funds’ Schedules of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the  Statements of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

As of period end, the following table is a summary of the Funds’ securities on loan by counterparty which are subject to offset under an MSLA:
Fund Name/Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
U.S. Intermediate Credit Bond
	$ —	$ —	$ —	$ —
Barclays Capital, Inc.	12,929,248	(12,929,248)	—	—
BMO Capital Markets Corp.	877,827	(877,827)	—	—
BNP Paribas SA	20,935,559	(20,935,559)	—	—
BofA Securities, Inc.	6,206,273	(6,206,273)	—	—
Citigroup Global Markets, Inc.	7,450,596	(7,450,596)	—	—
Goldman Sachs & Co. LLC	22,584,030	(22,584,030)	—	—
HSBC Securities (USA), Inc.	2,973,417	(2,973,417)	—	—
J.P. Morgan Securities LLC	63,699,419	(63,699,419)	—	—
Jefferies LLC	201,623	(201,623)	—	—
Mitsubishi UFJ Securities Holdings Co., Ltd.	3,769,540	(3,769,540)	—	—
Morgan Stanley	7,605,069	(7,605,069)	—	—
National Bank of Canada	26,516,162	(26,516,162)	—	—
Nomura Securities International, Inc.	2,832,624	(2,832,624)	—	—
RBC Capital Markets LLC	20,296,491	(20,296,491)	—	—
Scotia Capital (USA), Inc.	2,767,157	(2,767,157)	—	—
Scotia Capital, Inc.	417,651	(417,651)	—	—
State Street Bank & Trust Co.	362,793	(362,793)	—	—
TD Securities (USA) LLC	572,789	(572,789)	—	—
UBS Securities LLC	734,452	(734,452)	—	—
Wells Fargo Bank N.A.	5,804,407	(5,804,407)	—	—
Wells Fargo Securities LLC	21,718,742	(21,718,742)	—	—
	$ 231,255,869	$ (231,255,869)	$ —	$ —
U.S. Intermediate Government Bond
Barclays Capital, Inc.	$ 1,111,738	$ (1,111,738)	$ —	$ —
BofA Securities, Inc.	7,699,216	(7,699,216)	—	—
J.P. Morgan Securities LLC	582,908,040	(582,908,040)	—	—
Morgan Stanley	20,166,563	(20,166,563)	—	—
Nomura Securities International, Inc.	3,873,037	(3,873,037)	—	—
RBC Capital Markets LLC	4,906,797	(4,906,797)	—	—
State Street Bank & Trust Co.	165,100,188	(165,100,188)	—	—
TD Securities (USA) LLC	49,415,602	(49,415,602)	—	—
	$ 835,181,181	$ (835,181,181)	$ —	$ —
U.S. Long Credit Bond
	$ —	$ —	$ —	$ —
Barclays Capital, Inc.	13,069,916	(13,069,916)	—	—
BMO Capital Markets Corp.	135,079	(135,079)	—	—
BNP Paribas SA	36,226,632	(36,226,632)	—	—
BofA Securities, Inc.	2,520,947	(2,520,947)	—	—
Citigroup Global Markets, Inc.	8,738,812	(8,738,812)	—	—
Goldman Sachs & Co. LLC	68,083,572	(68,083,572)	—	—
HSBC Securities (USA), Inc.	403,816	(403,816)	—	—
J.P. Morgan Securities LLC	50,727,779	(50,727,779)	—	—
Jefferies LLC	257,693	(257,693)	—	—
Mitsubishi UFJ Securities Holdings Co., Ltd.	1,593,362	(1,593,362)	—	—
Morgan Stanley	2,216,031	(2,216,031)	—	—
National Bank of Canada	6,618,083	(6,618,083)	—	—
Nomura Securities International, Inc.	4,708,240	(4,708,240)	—	—
RBC Capital Markets LLC	9,483,506	(9,483,506)	—	—
Scotia Capital (USA), Inc.	5,843,597	(5,843,597)	—	—
Scotia Capital, Inc.	1,036,966	(1,036,966)	—	—
State Street Bank & Trust Co.	868,775	(868,775)	—	—
UBS Securities LLC	300,206	(300,206)	—	—
Wells Fargo Bank N.A.	313,069	(313,069)	—	—
Wells Fargo Securities LLC	8,650,690	(8,650,690)	—	—
	$ 221,796,771	$ (221,796,771)	$ —	$ —
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

Fund Name/Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
U.S. Long Government Bond
RBC Capital Markets LLC	$ 2,862,345	$ (2,862,345)	$ —	$ —

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s
Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Funds.
5.
DERIVATIVE FINANCIAL INSTRUMENTS
The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6.
INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Trust, on behalf of each Fund, entered into an Investment Advisory Agreement with the Manager, the Funds’ investment adviser and an indirect, majority-owned subsidiary of BlackRock, to provide investment advisory services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.
For such services, each Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of each Fund’s net assets:
Fund Name	Investment Advisory Fees
U.S. Intermediate Credit Bond	0.06%
U.S. Intermediate Government Bond	0.05
U.S. Long Credit Bond	0.06
U.S. Long Government Bond	0.05
U.S. Securitized Bond	0.06
The Manager contractually agreed to waive each Fund’s investment advisory fees through June 30, 2036. The contractual agreement may be terminated upon 90 days’ notice by a majority of the trustees who are not “interested persons” of the Trust, as defined in the 1940 Act ("Independent Trustees"), or by a vote of a majority of the outstanding voting securities of each Fund. These amounts waived and/or reimbursed are included in fees waived and/or reimbursed by the Administrator/Manager in the Statements of Operations. For the six months ended April 30, 2026, the amounts were as follows:
Fund Name	Fees Waived and/or Reimbursed by the Administrator/Manager
U.S. Intermediate Credit Bond	$ 1,087,287
U.S. Intermediate Government Bond	1,871,704
U.S. Long Credit Bond	721,293
U.S. Long Government Bond	735,971
U.S. Securitized Bond	1,729,071

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

Administration:  The Trust, on behalf of each Fund, entered into an Administration Agreement with BlackRock Advisors, LLC (the "Administrator") , an indirect, majority-owned subsidiary of BlackRock, to provide administrative services. For these services, the Administrator receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of each Fund. The administration fee, which is shown as administration in the Statements of Operations, is paid at the annual rates below.
Administration Fees
U.S. Intermediate Credit Bond	0.06%
U.S. Intermediate Government Bond	0.05
U.S. Long Credit Bond	0.06
U.S. Long Government Bond	0.05
U.S. Securitized Bond	0.06
The Administrator contractually agreed to waive each Fund’s administration fees through June 30, 2036. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of each Fund. These amounts waived and/or reimbursed are included in fees waived and/or reimbursed by the Administrator/Manager in the Statements of Operations. For the six months ended April 30, 2026, the amounts were as follows:
Fund Name	Fees Waived and/or Reimbursed by the Administrator/Manager
U.S. Intermediate Credit Bond	$ 1,087,287
U.S. Intermediate Government Bond	1,871,704
U.S. Long Credit Bond	721,293
U.S. Long Government Bond	735,971
U.S. Securitized Bond	1,729,071
Expense Waivers and Reimbursements:  The fees and expenses of the Independent Trustees, counsel to the Independent Trustees and the Funds’ independent registered public accounting firm (together, the “independent expenses”) are paid directly by each Fund. The Administrator and the Manager have contractually agreed to reimburse each Fund or provide an offsetting credit to each Fund in an amount equal to these independent expenses as applicable, through June 30, 2036. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of each Fund. The amounts waived are included in fees waived and/or reimbursed by the Administrator/Manager in the Statements of Operations. For the six months ended April 30, 2026, the amounts waived were as follows:
Fund Name	Fees Waived and/or Reimbursed by the Administrator/Manager
U.S. Intermediate Credit Bond	$ 34,907
U.S. Intermediate Government Bond	49,870
U.S. Long Credit Bond	30,334
U.S. Long Government Bond	32,209
U.S. Securitized Bond	43,151
Securities Lending:  The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BTC, an affiliate of the Manager, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. The Funds are responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by the Manager or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Funds bear to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the securities lending agreement effective as of January 1, 2026, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specific threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85%  of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70%  of the total of securities lending income plus the collateral investment fees.
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

Pursuant to the securities lending agreement effective as of January 1, 2025, identical securities lending arrangements were in place for each Fund for the calendar year ended December 31, 2025.
The share of securities lending income earned by each Fund is shown as securities lending income — affiliated — net in the Statements of Operations. For the six months ended April 30, 2026, each Fund paid BTC the following amounts for securities lending agent services:
Fund Name	Amounts
U.S. Intermediate Credit Bond	$ 127,921
U.S. Intermediate Government Bond	110,907
U.S. Long Credit Bond	98,954
U.S. Long Government Bond	45,585
Trustees and Officers:  Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Trust’s Chief Compliance Officer, which is included in Trustees and Officer in the Statements of Operations.
7.
 PURCHASES AND SALES
For the six months ended April 30, 2026, purchases and sales of investments, including paydowns/payups, mortgage dollar rolls and excluding short-term securities, were as follows:
	U.S. Government Securities		Other Securities
Fund Name	Purchases	Sales	Purchases	Sales
U.S. Intermediate Credit Bond	$ —	$ —	$ 442,921,110	$ 387,496,577
U.S. Intermediate Government Bond	1,417,581,051	1,225,927,777	—	—
U.S. Long Credit Bond	—	—	273,930,382	217,276,526
U.S. Long Government Bond	441,287,019	196,908,523	—	—
U.S. Securitized Bond	6,369,206,226	6,386,401,823	43,493,600	50,763,591
For the six months ended April 30, 2026, purchases and sales related to mortgage dollar rolls were as follows:
Fund Name	Purchases	Sales
U.S. Securitized Bond	$ 2,963,077,517	$ 2,964,740,477
8.
INCOME TAX INFORMATION
It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Funds as of April 30, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
As of October 31, 2025, the Funds had non-expiring capital loss carryforwards as follows:
Fund Name	Non-Expiring Capital Loss Carryforwards(a)
U.S. Intermediate Credit Bond	$ (107,321,239)
U.S. Intermediate Government Bond	(143,543,362)
U.S. Long Credit Bond	(216,323,740)
U.S. Long Government Bond	(392,103,138)
U.S. Securitized Bond	(72,207,841)

(a)	Amounts available to offset future realized capital gains.

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

As of April 30, 2026, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
Fund Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
U.S. Intermediate Credit Bond	$ 3,854,135,514	$ 33,213,157	$ (40,240,777)	$ (7,027,620)
U.S. Intermediate Government Bond	8,597,629,193	8,767,326	(107,216,798)	(98,449,472)
U.S. Long Credit Bond	2,836,128,619	5,757,803	(255,002,285)	(249,244,482)
U.S. Long Government Bond	3,310,316,466	100,816	(314,606,194)	(314,505,378)
U.S. Securitized Bond	6,557,706,060	34,872,299	(347,094,685)	(312,222,386)
9.
  BANK BORROWINGS
The Trust, on behalf of each Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2027 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds.  During the six months ended April 30, 2026, the Funds did not borrow under the credit agreement.
10.
PRINCIPAL RISKS
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.
The Manager uses an indexing approach to try to achieve each Fund’s investment objective. The Funds are not actively managed, and the Manager generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates during a period of historically low interest rates. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Funds’ performance.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Certain Funds invest a significant portion of  their assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. When a fund concentrates its investments in this manner, it assumes a greater risk of prepayment or payment extension by securities issuers. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions. Investment percentages in these securities are presented in the Schedules of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11.
 CAPITAL SHARE TRANSACTIONS
Transactions in capital shares were as follows:
	Six Months Ended 04/30/26		Year Ended 10/31/25
Fund Name	Shares	Amounts	Shares	Amounts
U.S. Intermediate Credit Bond
Shares sold	28,127,077	$ 286,669,021	89,211,620	$ 898,150,194
Shares issued in reinvestment of distributions	8,137,206	83,062,320	15,654,496	157,873,896
Shares redeemed	(30,002,451)	(306,006,327)	(85,447,699)	(859,143,681)
	6,261,832	$ 63,725,014	19,418,417	$ 196,880,409

	Six Months Ended 04/30/26		Year Ended 10/31/25
Fund Name	Shares	Amounts	Shares	Amounts
U.S. Intermediate Government Bond
Shares sold	67,584,047	$ 674,349,919	348,997,028	$ 3,474,331,089
Shares issued in reinvestment of distributions	13,225,998	132,441,801	19,827,614	196,850,907
Shares redeemed	(60,423,190)	(604,467,175)	(137,094,291)	(1,346,976,559)
	20,386,855	$ 202,324,545	231,730,351	$ 2,324,205,437

	Six Months Ended 04/30/26		Year Ended 10/31/25
Fund Name	Shares	Amounts	Shares	Amounts
U.S. Long Credit Bond
Shares sold	19,932,654	$ 180,767,062	60,316,427	$ 547,409,855
Shares issued in reinvestment of distributions	7,239,946	65,740,947	14,776,031	133,791,116
Shares redeemed	(20,995,879)	(189,550,188)	(83,888,276)	(748,812,702)
	6,176,721	$ 56,957,821	(8,795,818)	$ (67,611,731)

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

	Six Months Ended 04/30/26		Year Ended 10/31/25
Fund Name	Shares	Amounts	Shares	Amounts
U.S. Long Government Bond
Shares sold	49,756,219	$ 383,217,475	119,594,284	$ 933,827,873
Shares issued in reinvestment of distributions	8,580,558	66,587,095	16,952,696	132,479,337
Shares redeemed	(25,294,243)	(196,797,067)	(137,085,735)	(1,074,117,465)
	33,042,534	$ 253,007,503	(538,755)	$ (7,810,255)

	Six Months Ended 04/30/26		Year Ended 10/31/25
Fund Name	Shares	Amounts	Shares	Amounts
U.S. Securitized Bond
Shares sold	36,657,154	$ 353,776,939	102,991,034	$ 972,404,804
Shares issued in reinvestment of distributions	12,723,023	123,278,297	22,688,927	215,039,734
Shares redeemed	(49,679,434)	(480,662,388)	(67,056,785)	(632,020,517)
	(299,257)	$ (3,607,152)	58,623,176	$ 555,424,021
12.
SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Notes to Financial Statements

Additional Information

Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Each of BAL and BFA has contractually agreed to reimburse, or provide offsetting credits to, the Funds for the Funds’ allocable portion of the fees and expenses of the independent trustees of the Trust, counsel to such independent trustees and the independent registered public accounting firm.
General Information
Quarterly performance, shareholder reports, semi-annual and annual financial statements, current net asset value and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.
Electronic Delivery
Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.
To enroll in electronic delivery:
Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:
Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.
Shareholders Who Hold Accounts Directly with BlackRock:
1. Access the BlackRock website at blackrock.com
2. Select “Access Your Account”
3. Next, select “eDelivery” in the “Related Resources” box and follow the sign-up instructions.
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.
Fund and Service Providers
Investment Adviser
BlackRock Fund Advisors
San Francisco, CA 94105
Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Accounting Agent and Custodian
State Street Bank and Trust Company
Boston, MA 02114
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Westborough, MA 01581
Distributor
BlackRock Investments, LLC
New York, NY 10001
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
Philadelphia, PA 19103

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Additional Information (continued)

Fund and Service Providers (continued)
Legal Counsel
Ropes & Gray LLP
New York, NY 10036

Address of the Funds
100 Bellevue Parkway
Wilmington, DE 19809
Additional Information

Glossary of Terms Used in these Financial Statements

Portfolio Abbreviation
ARB	Airport Revenue Bonds
BAB	Build America Bond
BAM	Build America Mutual Assurance Co.
BMO	BMO Capital Markets
CD	Certificate of Deposit
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
DAC	Designated Activity Company
GO	General Obligation Bonds
GOL	General Obligation Ltd.
M/F	Multi-Family
MSCI	Morgan Stanley Capital International
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
REIT	Real Estate Investment Trust
RFUCCT	Refinitiv USD IBOR Consumer Cash Fallbacks Term
SAB	Special Assessment Bonds
SAP	Subject to Appropriations
SCA	Societe en Commandite par Actions
SOFR	Secured Overnight Financing Rate
TBA	To-Be-Announced

2026 BlackRock Semi-Annual Financial Statements and Additional Information

THIS PAGE INTENTIONALLY LEFT BLANK.

Want to know more?
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This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

April 30, 2026
2026 Semi-Annual Financial Statements and Additional Information (Unaudited)

BlackRock FundsSM
• iShares Enhanced Roll Yield Index Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Table of Contents
2

Derivative Financial Instruments
The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Fund must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Consolidated Financial Statements.
iShares Enhanced Roll Yield Index Fund
Derivative Financial Instruments
3

Consolidated Schedule of Investments (unaudited)
April 30, 2026
iShares Enhanced Roll Yield Index Fund
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Short-Term Securities
Certificates of Deposit — 20.3%
Banco Santander SA
4.40%, 06/02/26	$2,880	$ 2,881,326
4.00%, 08/14/26	1,490	1,490,349
Bank of America N.A., Series GLOB, Class BN, 3.79%, 08/24/26	4,260	4,259,112
Bank of Montreal, (1-day SOFR + 0.38%), 4.03%, 02/19/27(a)	3,500	3,501,293
Barclays Bank PLC(a)
(1-day SOFR + 0.33%), 3.98%, 08/10/26	4,000	4,001,803
(1-day SOFR + 0.40%), 4.05%, 11/13/26	4,000	4,000,942
BNP Paribas SA, 4.32%, 07/14/26	2,850	2,852,165
Canadian Imperial Bank of Commerce
3.90%, 09/14/26	4,650	4,649,990
3.75%, 02/05/27	2,730	2,724,085
Deutsche Bank AG
4.40%, 07/17/26	1,420	1,421,392
3.85%, 10/15/26	4,000	3,997,169
4.02%, 11/17/26	1,000	999,719
3.90%, 01/22/27	2,220	2,216,804
Mizuho Bank Ltd., 3.83%, 08/24/26(a)	1,280	1,279,846
MUFG Bank Ltd.(a)
3.98%, 09/10/26	2,500	2,500,848
3.86%, 09/15/26	4,250	4,249,270
(1-day SOFR + 0.28%), 3.93%, 07/02/26	1,840	1,840,472
Natixis SA, 3.80%, 07/08/26	4,260	4,259,365
Nordea Bank Abp, 3.97%, 08/14/26	4,100	4,100,785
Oversea-Chinese Banking Corp. Ltd., (1-day SOFR + 0.28%), 3.93%, 08/14/26(a)	4,000	4,001,336
Royal Bank of Canada
3.74%, 10/05/26	2,080	2,078,454
(1-day SOFR + 0.38%), 4.03%, 05/01/26(a)	3,980	3,980,027
Standard Chartered Bank, (1-day SOFR + 0.44%), 4.09%, 11/23/26(a)	3,090	3,091,500
Svenska Handelsbanken AB
3.94%, 11/17/26	1,000	999,622
(1-day SOFR + 0.34%), 3.99%, 11/25/26(a)	2,750	2,750,318
Toronto-Dominion Bank, (1-day SOFR + 0.40%), 4.05%, 12/14/26(a)	3,100	3,101,455
Wells Fargo Bank N.A.
3.93%, 03/24/27(a)	1,000	999,116
3.75%, 03/25/27	3,500	3,489,605
4.07%, 04/09/27	3,590	3,589,731
Westpac Banking Corp.
3.89%, 08/12/26	3,000	2,999,598
3.91%, 08/14/26	4,000	3,999,624
		92,307,121
Commercial Paper — 3.2%
Australia & New Zealand Banking Group Ltd., 4.31%, 06/22/26(b)(c)	3,960	3,937,959
Intrepid Funding Co. LLC, 3.87%, 07/24/26(b)(c)	4,420	4,379,943
Macquarie Bank Ltd., (1-day SOFR + 0.40%), 4.05%, 01/07/27(a)(c)	3,090	3,090,884
National Bank of Canada, (1-day SOFR + 0.40%), 4.05%, 12/29/26(a)(c)	2,000	2,001,537
Swedbank AB, 4.01%, 06/10/26(b)(c)	1,250	1,244,696
		14,655,019

Security	Shares	Value
Money Market Funds — 9.3%
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.61%(d)(e)	42,085,957	$ 42,085,957

	Par (000)
U.S. Treasury Obligations — 59.8%
U.S. Treasury Bills(b)
3.80%, 05/07/26	$10,000	9,994,004
4.11%, 05/14/26	5,000	4,993,532
3.70%, 05/26/26 - 10/22/26	40,000	39,528,031
3.68%, 06/02/26	15,000	14,952,066
3.69%, 06/04/26	18,000	17,938,863
4.03%, 06/11/26	10,000	9,959,000
3.60%, 06/25/26	15,000	14,916,847
3.59%, 07/09/26	10,000	9,930,923
3.63%, 07/16/26 - 10/01/26	23,000	22,764,487
3.64%, 07/30/26	10,000	9,910,247
3.61%, 08/13/26 - 11/27/26	22,000	21,692,750
3.74%, 09/03/26	13,000	12,838,121
3.65%, 09/10/26	15,000	14,802,743
3.51%, 12/24/26	10,000	9,766,226
3.54%, 01/21/27	15,000	14,608,683
3.52%, 02/18/27	10,000	9,710,594
3.55%, 02/18/27	5,000	4,855,297
3.67%, 03/18/27	15,000	14,524,296
3.71%, 04/15/27	15,000	14,480,979
		272,167,689
Total Short-Term Securities — 92.6% (Cost: $421,286,576)		421,215,786
Total Investments — 92.6% (Cost: $421,286,576)		421,215,786
Other Assets Less Liabilities — 7.4%		33,808,432
Net Assets — 100.0%		$ 455,024,218

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	Rates are discount rates or a range of discount rates as of period end.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
4
2026 BlackRock Semi-Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares Enhanced Roll Yield Index Fund

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/26	Shares Held at 04/30/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$ 20,708,697	$ 21,377,260 (a)	$ —	$ —	$ —	$ 42,085,957	42,085,957	$ 465,646	$ —

(a)	Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a)
Lean Hogs	56	06/12/26	$ 2,291	$ (56,180)
LME Aluminium Premiums	42	06/15/26	3,683	359,220
LME Lead	37	06/15/26	1,807	(116,635)
LME Nickel	21	06/15/26	2,443	162,400
LME Tin	9	06/15/26	2,212	75,845
LME Zinc	29	06/15/26	2,446	103,794
WTI Crude Oil	105	06/22/26	10,410	4,255,355
Copper	25	06/26/26	3,720	(63,852)
Gold 100 OZ	39	06/26/26	18,055	1,487,264
Natural Gas	50	06/26/26	1,522	(170,992)
Brent Crude Oil	172	06/30/26	17,783	7,125,236
Gasoline RBOB	35	06/30/26	5,068	2,122,766
Live Cattle	27	06/30/26	2,743	272,232
NY Harbor ULSD	33	06/30/26	5,389	2,448,817
Sugar 11	137	06/30/26	2,242	(205,509)
Cotton No.2	58	07/09/26	2,384	325,843
Low Sulphur Gasoil	57	07/10/26	6,536	3,058,845
LME Aluminium Premiums	42	07/13/26	3,662	396,319
LME Lead	37	07/13/26	1,807	(43,136)
LME Nickel	21	07/13/26	2,451	247,704
LME Tin	9	07/13/26	2,214	46,389
LME Zinc	29	07/13/26	2,443	11,968
Corn	147	07/14/26	3,489	255,268
KC HRW Wheat	69	07/14/26	2,393	433,717
Soybean	102	07/14/26	6,097	589,302
Soybean Meal	83	07/14/26	2,647	(76,671)
Soybean Oil	82	07/14/26	3,667	1,120,901
Wheat	76	07/14/26	2,420	279,937
Lean Hogs	48	07/15/26	2,017	88,384
Coffee C	19	07/21/26	2,035	(124,167)
WTI Crude Oil	111	07/21/26	10,375	3,372,139
Copper	24	07/29/26	3,588	(2,255)
Natural Gas	47	07/29/26	1,463	(230,014)
Silver	15	07/29/26	5,552	1,400,403
Brent Crude Oil	181	07/31/26	17,725	5,690,962
Gasoline RBOB	36	07/31/26	4,953	1,755,781
NY Harbor ULSD	35	07/31/26	5,462	2,136,814
Low Sulphur Gasoil	60	08/12/26	6,438	2,476,538
Lean Hogs	48	08/14/26	2,025	4,014
LME Aluminium Premiums	43	08/17/26	3,727	99,240
LME Lead	36	08/17/26	1,764	(8,135)
LME Nickel	20	08/17/26	2,343	229,402
LME Tin	9	08/17/26	2,218	(20,581)
Consolidated Schedule of Investments
5

Consolidated Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares Enhanced Roll Yield Index Fund

Futures Contracts (continued)
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
LME Zinc	29	08/17/26	$ 2,441	$ 46,547
WTI Crude Oil	116	08/20/26	10,298	1,590,793
Cattle Feeder	11	08/27/26	2,054	200,016
Copper	24	08/27/26	3,606	42,913
Gold 100 OZ	38	08/27/26	17,725	57,625
Natural Gas	45	08/27/26	1,396	(194,866)
Brent Crude Oil	187	08/28/26	17,507	2,807,606
Gasoline RBOB	38	08/31/26	4,952	1,057,506
Live Cattle	28	08/31/26	2,785	368,896
NY Harbor ULSD	37	08/31/26	5,579	1,173,529
Low Sulphur Gasoil	63	09/10/26	6,459	1,400,818
Corn	144	09/14/26	3,454	167,934
KC HRW Wheat	66	09/14/26	2,329	427,930
LME Aluminium Premiums	43	09/14/26	3,704	(8,368)
LME Lead	36	09/14/26	1,773	3,519
LME Nickel	20	09/14/26	2,350	238,877
LME Tin	9	09/14/26	2,220	60,556
LME Zinc	29	09/14/26	2,438	36,953
Wheat	73	09/14/26	2,379	273,561
Coffee C	21	09/18/26	2,168	(499,909)
WTI Crude Oil	120	09/22/26	10,198	961,052
Cattle Feeder	11	09/24/26	2,046	88,149
Copper	24	09/28/26	3,623	70,681
Natural Gas	41	09/28/26	1,303	(30,428)
Silver	15	09/28/26	5,591	(539,160)
Brent Crude Oil	192	09/30/26	17,351	1,616,702
Gasoline RBOB	42	09/30/26	4,921	563,589
NY Harbor ULSD	38	09/30/26	5,556	510,473
Sugar 11	137	09/30/26	2,309	(110,510)
Low Sulphur Gasoil	64	10/12/26	6,333	495,397
Lean Hogs	57	10/14/26	2,064	(64,827)
Cattle Feeder	12	10/29/26	2,219	162,707
Live Cattle	29	10/30/26	2,824	177,766
Soybean	103	11/13/26	6,041	360,853
Cattle Feeder	12	11/19/26	2,201	21,659
Cotton No.2	55	12/08/26	2,279	402,052
Corn	138	12/14/26	3,410	234,734
KC HRW Wheat	63	12/14/26	2,268	374,203
Soybean Meal	83	12/14/26	2,585	(106,070)
Soybean Oil	86	12/14/26	3,583	891,933
Wheat	70	12/14/26	2,356	305,923
Coffee C	22	12/18/26	2,208	(112,685)
Gold 100 OZ	37	12/29/26	17,508	(2,044,770)
Silver	14	12/29/26	5,272	(131,335)
Live Cattle	29	12/31/26	2,814	170,928
Soybean	100	01/14/27	5,924	346,279
Soybean Meal	81	01/14/27	2,526	(28,420)
Soybean Oil	86	01/14/27	3,553	681,585
Sugar 11	132	02/26/27	2,345	154,531
Cotton No.2	54	03/08/27	2,260	385,182
Corn	136	03/12/27	3,449	123,960
KC HRW Wheat	60	03/12/27	2,191	178,477
Soybean	102	03/12/27	6,028	111,552
Soybean Meal	80	03/12/27	2,488	(17,463)
Soybean Oil	87	03/12/27	3,553	259,901
Wheat	67	03/12/27	2,312	143,778
Coffee C	22	03/18/27	2,186	(5,083)
6
2026 BlackRock Semi-Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares Enhanced Roll Yield Index Fund

Futures Contracts (continued)
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Sugar 11	132	04/30/27	$ 2,314	$ 38,210
Cotton No.2	52	05/06/27	2,182	164,603
				$ 57,373,216

(a)	All or a portion of the security is held by a wholly-owned subsidiary.
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Consolidated Statement of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts Unrealized appreciation on futures contracts(a)	$ 62,385,237	$ —	$ —	$ —	$ —	$ —	$ 62,385,237
Liabilities — Derivative Financial Instruments
Futures contracts Unrealized depreciation on futures contracts(a)	$ 5,012,021	$ —	$ —	$ —	$ —	$ —	$ 5,012,021

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Consolidated Schedule of Investments. In the
Consolidated Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation)
is included in accumulated earnings (loss).

For the period ended April 30, 2026, the effect of derivative financial instruments in the Consolidated Statement of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ 92,827,751	$ —	$ —	$ —	$ —	$ —	$ 92,827,751
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ 35,621,000	$ —	$ —	$ —	$ —	$ —	$ 35,621,000
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$466,926,143
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Consolidated Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Consolidated Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Consolidated Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Short-Term Securities
Certificates of Deposit	$ —	$ 92,307,121	$ —	$ 92,307,121
Commercial Paper	—	14,655,019	—	14,655,019
Consolidated Schedule of Investments
7

Consolidated Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares Enhanced Roll Yield Index Fund

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Money Market Funds	$ 42,085,957	$ —	$ —	$ 42,085,957
U.S. Treasury Obligations	—	272,167,689	—	272,167,689
	$ 42,085,957	$ 379,129,829	$ —	$ 421,215,786
Derivative Financial Instruments(a)
Assets
Commodity Contracts	$ 62,385,237	$ —	$ —	$ 62,385,237
Liabilities
Commodity Contracts	(5,012,021)	—	—	(5,012,021)
	$ 57,373,216	$ —	$ —	$ 57,373,216

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to consolidated financial statements.
8
2026 BlackRock Semi-Annual Financial Statements and Additional Information

Consolidated Statement of Assets and Liabilities (unaudited)
April 30, 2026

iShares Enhanced Roll Yield Index Fund
ASSETS
Investments, at value — unaffiliated(a)	$ 379,129,829
Investments, at value — affiliated(b)	42,085,957
Cash	1,123
Cash pledged for futures contracts	28,236,000
Receivables:
Dividends — affiliated	87,061
Interest — unaffiliated	982,163
Variation margin on futures contracts	6,025,165
Prepaid expenses	2,829
Total assets	456,550,127
LIABILITIES
Payables:
Professional fees	10,506
Variation margin on futures contracts	1,515,403
Total liabilities	1,525,909
Commitments and contingent liabilities
NET ASSETS	$ 455,024,218
NET ASSETS CONSIST OF
Paid-in capital(c)(d)(e)	$ 298,184,852
Accumulated earnings	156,839,366
NET ASSETS	$ 455,024,218
Net asset value	$ 13.41
(a) Investments, at cost—unaffiliated	$379,200,619
(b) Investments, at cost—affiliated	$42,085,957
(c) Shares outstanding	33,920,244
(d) Shares authorized	Unlimited
(e) Par value	$0.001
See notes to consolidated financial statements.
Consolidated Financial Statements
9

Consolidated Statement of Operations (unaudited)
Six Months Ended April 30, 2026

iShares Enhanced Roll Yield Index Fund
INVESTMENT INCOME
Dividends — affiliated	$465,646
Interest — unaffiliated	8,107,109
Total investment income	8,572,755
EXPENSES
Administration	338,944
Investment advisory	338,944
Professional	10,628
Trustees and Officer	5,009
Miscellaneous	4,135
Total expenses excluding interest expense	697,660
Interest expense — unaffiliated	420
Total expenses	698,080
Less:
Fees waived and/or reimbursed by the Administrator	(338,944)
Fees waived and/or reimbursed by the Manager	(354,580)
Total expenses after fees waived and/or reimbursed	4,556
Net investment income	8,568,199
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain from:
Investments — unaffiliated	2,859
Futures contracts	92,827,751
92,830,610
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	(282,153)
Futures contracts	35,621,000
35,338,847
Net realized and unrealized gain	128,169,457
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$136,737,656
See notes to consolidated financial statements.
10
2026 BlackRock Semi-Annual Financial Statements and Additional Information

Consolidated Statement of Changes in Net Assets

	iShares Enhanced Roll Yield Index Fund
	Six Months Ended 04/30/26 (unaudited)	Period from 11/01/24(a) to 10/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$8,568,199	$15,281,446
Net realized gain	92,830,610	13,112,189
Net change in unrealized appreciation (depreciation)	35,338,847	21,963,579
Net increase in net assets resulting from operations	136,737,656	50,357,214
DISTRIBUTIONS TO SHAREHOLDERS(b)
Decrease in net assets resulting from distributions to shareholders	(48,279,379)	(1,564,064)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(66,181,818)	383,954,609
NET ASSETS
Total increase in net assets	22,276,459	432,747,759
Beginning of period	432,747,759	—
End of period	$455,024,218	$432,747,759

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to consolidated financial statements.
Consolidated Financial Statements
11

Consolidated Financial Highlights
(For a share outstanding throughout each period)

	iShares Enhanced Roll Yield Index Fund
	Six Months Ended 04/30/26 (unaudited)	Period from 11/01/24(a) to 10/31/25

Net asset value, beginning of period	$11.24	$10.00
Net investment income(b)	0.22	0.45
Net realized and unrealized gain	3.23	0.85
Net increase from investment operations	3.45	1.30
Distributions from net investment income(c)	(1.28)	(0.06)
Net asset value, end of period	$13.41	$11.24
Total Return(d)
Based on net asset value	34.36%(e)	13.11%(e)
Ratios to Average Net Assets(f)
Total expenses	0.31%(g)	0.31%(g)
Total expenses after fees waived and/or reimbursed	0.00%(g)(h)	0.00%(g)(h)
Net investment income	3.79%(g)	4.31%(g)
Supplemental Data
Net assets, end of period (000)	$455,024	$432,748
Portfolio turnover rate	0%	0%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Amount is less than 0.005%.
See notes to consolidated financial statements.
12
2026 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Consolidated Financial Statements (unaudited)

1.
ORGANIZATION
BlackRock FundsSM (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Trust is organized as a Massachusetts business trust.  iShares Enhanced Roll Yield Index Fund (the “Fund”) is a series of the Trust.  The Fund is classified as a non-diversified fund under the 1940 Act.
The Fund, together with certain other registered investment companies advised by BlackRock Fund Advisors (“BFA” or the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.  Shares of the Fund may be purchased and held only by or on behalf of mutual funds advised by BFA or its affiliates.
Basis of Consolidation: The accompanying consolidated financial statements of Fund include the account of iShares Cayman Enhanced Roll Yield Index Fund, Ltd. (the “Cayman Subsidiary”), which is a wholly-owned subsidiary of Fund and primarily invests in commodity-related instruments and other derivatives. The Cayman Subsidiary enables the Fund to hold these commodity-related instruments and satisfy regulated investment company tax requirements. The Fund may invest up to 25% of its total assets in the Cayman Subsidiary. The net assets of the Cayman Subsidiary as of period end were $32,745,762, which is 7.2% of Fund’s consolidated net assets.  Intercompany accounts and transactions, if any, have been eliminated.
2.
SIGNIFICANT ACCOUNTING POLICIES
The consolidated financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the consolidated financial statements, disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition:  For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.  Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value.  Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Cash: The Fund may maintain cash at its custodian which, at times may exceed United States federally insured limits. The Fund may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Consolidated Statement of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
Distributions:  Distributions from net investment income are declared and paid annually.  Distributions of capital gains are recorded on the ex-dividend dates and made at least annually.  The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Net income and realized gains from investments held by the Cayman Subsidiary are treated as ordinary income for tax purposes. If a net loss is realized by the Cayman Subsidiary in any taxable year, the loss will generally not be available to offset the Fund’s ordinary income and/or capital gains for that year.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other:  Expenses directly related to the Fund are charged to the Fund. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
Segment Reporting: The Chief Financial Officer acts as the Fund’s Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.
3.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the consolidated financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) has approved the designation of the Fund’s Manager  as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Notes to Consolidated Financial Statements
13

Notes to Consolidated Financial Statements (unaudited) (continued)

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
•Fixed-income investments and certain derivative instruments for which market quotations are readily available are generally valued using the last available bid price (including evaluated prices) provided by independent dealers or third-party pricing services. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots of securities in certain asset classes may trade at lower prices than institutional round lots, and the value ultimately realized when the securities are sold could differ from the prices used by a fund. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
•Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).
•Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
•Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
•Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.  Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors.  The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4.
DERIVATIVE FINANCIAL INSTRUMENTS
The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Consolidated Schedule of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk) or to the applicable commodities market (commodities price risk).
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Consolidated Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Consolidated Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Consolidated Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Consolidated Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the
14
2026 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Consolidated Financial Statements (unaudited) (continued)

Consolidated Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
5.
INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, majority-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to 0.15% of the average daily value of the Fund’s net assets.
The Manager provides investment management and other services to the Cayman Subsidiary. The Manager does not receive separate compensation from the Cayman Subsidiary for providing investment management or administrative services. However, the Fund pays the Manager based on the Fund’s net assets, which includes the assets of the Cayman Subsidiary.
With respect to the Fund, the Manager entered into a sub-advisory agreement with BlackRock International Limited (“BIL” or, the “Sub-Adviser”), an affiliate of the Manager. The Manager pays BIL for services it provides for that portion of the Fund for which BIL acts as Sub-Adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by the Fund to the Manager.
Administration:  The Trust, on behalf of the Fund, entered into an Administration Agreement with the BlackRock Advisors, LLC (“BAL” or the “Administrator”), an indirect, majority-owned subsidiary of BlackRock, to provide administrative services. For these services, the Administrator receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of the Fund. The administration fee, which is shown as administration in the Statement of Operations, is paid at the annual rate equal to 0.15% of the average daily value of the Fund’s net assets.
Transfer Agent:  Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets.  For the six months ended April 30, 2026, the Fund did not pay any amounts to affiliates in return for these services.
Expense Waivers and Reimbursements:  The Manager contractually agreed to waive its investment advisory fees payable by the Fund through June 30, 2036. The contractual agreement may be terminated upon 90 days’ notice by a majority of the trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), or by a vote of a majority of the outstanding voting securities of the Fund. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended April 30, 2026, the Manager waived $338,944 pursuant to this agreement.
The Administrator contractually agreed to waive its administration fees payable by the Fund through June 30, 2036. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund. This amount is shown as administration fees waived in the Statement of Operations. For the six months April 30, 2026, the Administrator waived $338,944 pursuant to this agreement.
The fees and expenses of the Independent Trustees, counsel to the Independent Trustees and the Fund’s independent registered public accounting firm (together, the “independent expenses”) are paid directly by the Fund. The Administrator and the Manager have contractually agreed to reimburse the Fund or provide an offsetting credit to the Fund in an amount equal to these independent expenses as applicable, through June 30, 2036. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund. The amount waived is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended April 30, 2026, the amount waived was $15,636.
Trustees and Officers:  Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.
6.
 PURCHASES AND SALES
For the six months ended April 30, 2026, there were no purchases and sales, excluding short-term securities.
7.
INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of April 30, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s consolidated financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Fund’s NAV.
Notes to Consolidated Financial Statements
15

Notes to Consolidated Financial Statements (unaudited) (continued)

As of April 30, 2026, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
Fund Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
iShares Enhanced Roll Yield Index Fund	$ 421,286,576	$ 62,418,291	$ (5,115,865)	$ 57,302,426
8.
  BANK BORROWINGS
The Trust, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2027 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds.  During the six months ended April 30, 2026, the Fund did not borrow under the credit agreement.
9.
PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.
The Manager uses an indexing approach to try to achieve the Fund’s investment objective. The Fund is not actively managed, and the Manager generally does not attempt to take defensive positions under any market conditions, including declining markets.
Market Risk: The Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Fund to reinvest in lower yielding securities. The Fund may also be exposed to reinvestment risk, which is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Consolidated Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Consolidated Schedule of Investments.
The Fund invests a significant portion of its assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Fund may be subject to a greater risk of rising interest rates during a period of historically low interest rates. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Fund’s performance.
16
2026 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Consolidated Financial Statements (unaudited) (continued)

The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.
The Fund has substantial exposure to certain commodity markets through investments in commodity-linked instruments and through commodity-related equities. Any negative changes in commodity markets that may be due to changes in supply and demand for the commodities, market events, regulatory developments or other factors that the Fund cannot control could have an adverse impact on the Fund’s portfolio.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
10.
 CAPITAL SHARE TRANSACTIONS
Transactions in capital shares were as follows:
	Six Months Ended 04/30/26		Period from 11/01/24(a) to 10/31/25
Fund Name	Shares	Amounts	Shares	Amounts
iShares Enhanced Roll Yield Index Fund
Shares sold	962,698	$ 10,176,309	42,042,208	$ 421,385,769
Shares issued in reinvestment of distributions	4,765,980	48,279,379	160,747	1,564,064
Shares redeemed	(10,324,754)	(124,637,506)	(3,686,635)	(38,995,224)
	(4,596,076)	$ (66,181,818)	38,516,320	$ 383,954,609

(a)	Commencement of operations.
11.
SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the consolidated financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the consolidated financial statements.
Notes to Consolidated Financial Statements
17

Additional Information

Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Each of BAL and BFA has contractually agreed to reimburse, or provide offsetting credits to, the Fund for the Fund’s allocable portion of the fees and expenses of the independent trustees of the Trust, counsel to such independent trustees and the independent registered public accounting firm.
General Information
Quarterly performance, shareholder reports, semi-annual and annual financial statements, current net asset value and other information regarding the Fund may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Fund and does not, and is not intended to, incorporate BlackRock’s website in this report.
Electronic Delivery
Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.
To enroll in electronic delivery:
Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:
Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.
Shareholders Who Hold Accounts Directly with BlackRock:
1. Access the BlackRock website at blackrock.com
2. Select “Access Your Account”
3. Next, select “eDelivery” in the “Related Resources” box and follow the sign-up instructions.
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.
Fund and Service Providers
Investment Adviser
BlackRock Fund Advisors
Wilmington, DE 19809
Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Adviser
BlackRock International Limited
Edinburgh, EH3 5PP
United Kingdom
Accounting Agent and Custodian
State Street Bank and Trust Company
Boston, MA 02114
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Westborough, MA 01581
Distributor
BlackRock Investments, LLC
New York, NY 10001
18
2026 BlackRock Semi-Annual Financial Statements and Additional Information

Additional Information (continued)

Fund and Service Providers (continued)
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
Philadelphia, PA 19103
Legal Counsel
Ropes & Gray LLP
New York, NY 10036

Address of the Fund
100 Bellevue Parkway
Wilmington, DE 19809
Additional Information
19

Glossary of Terms Used in these Financial Statements

Portfolio Abbreviation
SOFR	Secured Overnight Financing Rate
20
2026 BlackRock Semi-Annual Financial Statements and Additional Information

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Want to know more?
blackrock.com | 800-441-7762
This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Item 8 –	Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7

Item 9 –	Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 –	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 –	Statement Regarding Basis for Approval of Investment Advisory Contract – Not Applicable

Item 12 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 13 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 14 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 16 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940

Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 18 –	Recovery of Erroneously Awarded Compensation – Not Applicable

Item 19 –	Exhibits attached hereto

(a)(1) Code of Ethics – Not Applicable to this semi-annual report

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable

(a)(3) Section 302 Certifications are attached

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(5) Change in registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock FundsSM

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock FundsSM

Date: June 23, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock FundsSM

Date: June 23, 2026

By:	/s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of BlackRock FundsSM

Date: June 23, 2026